UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          June 30, 2007

Date of reporting period:         June 30, 2007


ITEM 1. REPORT TO SHAREHOLDERS
===============================


                                                              ----------------
                                                      [LOGO]  WELLS  ADVANTAGE
                                                              FARGO  FUNDS
                                                              ----------------

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[GRAPHIC OMITTED]

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Annual Report

JUNE 30, 2007

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------

- WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

- WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

- WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

- WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

- WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

- WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

- WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
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Performance Highlights
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   California Limited-Term Tax-Free Fund ..................................    2
   California Tax-Free Fund ...............................................    4
   Colorado Tax-Free Fund .................................................    6
   Minnesota Tax-Free Fund ................................................    8
   National Limited-Term Tax-Free Fund ....................................   10
   National Tax-Free Fund .................................................   12
   Nebraska Tax-Free Fund .................................................   14
Fund Expenses (Unaudited) .................................................   16
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Portfolio of Investments
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   California Limited-Term Tax-Free Fund ..................................   19
   California Tax-Free Fund ...............................................   23
   Colorado Tax-Free Fund .................................................   29
   Minnesota Tax-Free Fund ................................................   32
   National Limited-Term Tax-Free Fund ....................................   37
   National Tax-Free Fund .................................................   43
   Nebraska Tax-Free Fund .................................................   52
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   54
   Statements of Operations ...............................................   56
   Statements of Changes in Net Assets ....................................   58
   Financial Highlights ...................................................   66
   Notes to Financial Highlights ..........................................   72
Notes to Financial Statements .............................................   73
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Report of Independent Registered Public Accounting Firm ...................   81
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Other Information (Unaudited) .............................................   82
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List of Abbreviations .....................................................   89
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The views expressed are as of June 30, 2007, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Wells Fargo Advantage Fund.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the Wells Fargo Advantage Municipal Income Funds annual report for the 12-month period that ended June 30, 2007. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' discussion and outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The U.S. economy performed reasonably well during the first half of the 12-month period. Growth in real Gross Domestic Product (GDP) averaged close to 2%, the unemployment rate remained at 4.5%, and inflation was relatively low for the last six months of 2006. During this time and throughout the first six months of 2007, the Fed kept the federal funds rate steady at 5.25%. While keeping the federal funds rate steady helped to keep mortgage lending rates at historic lows, fluctuating energy prices and rising food prices challenged consumers at the gas pump and grocery store.

      The economy seemed to slow down in the first quarter of 2007. Growth in real GDP fell to 0.7% as the housing market continued its struggle with increases in unsold homes and somewhat higher mortgage rates. Defaults in the subprime mortgage market increased and began to cause some concern. The second quarter of 2007 seemed to gently rebound and growth in real GDP rose to 3.4%. Job growth was steady, unemployment levels were low, and wage gains were moderate. The somewhat strong job market seemed to provide a modest counter-balance to weakness in the housing market. When the Fed met on June 28, 2007, and chose to leave the federal funds rate at 5.25% for the ninth straight time, the decision marked the one-year anniversary of holding the federal funds rate steady. The Fed stated again that its main concern for the economy was the risk that "inflation will fail to moderate as expected."

MUNICIPAL MARKET OVERVIEW
--------------------------------------------------------------------------------

      The municipal bond market performed quite well during the period under review. Market yields in most sectors were stable or declined somewhat, despite a heavy volume of bond sales over the 12 months. Demand from institutional investors, such as property and casualty insurance companies, remained strong, and mutual funds remained steady buyers throughout the period. On a taxable equivalent basis, total returns from municipal bonds were substantially greater than returns in most sectors of the domestic taxable bond markets. Even after that performance edge, in late June, yields on most municipal bonds represented good value versus comparable taxable notes and bonds. Municipal to U.S. Treasury yield ratios were, on average, in the upper half of the 12-month ranges.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Municipal market fundamentals have remained strong, despite unusually heavy volumes of new issues. Monthly issuance totals have been above 2006 totals, and are expected to remain high. Municipal to U.S. Treasury yield ratios have, in general, stayed within the ranges seen over the past two years.

      Nevertheless, it is important to maintain a portfolio that is diversified and that reflects your individual financial needs and tolerance for risk. While diversification may not prevent losses in a downturn, it may help reduce them and help keep you on track for creating the financial plan that meets your needs.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated money managers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(R). We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Julio C. Bonilla                        11/18/1992
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.74% 1 (excluding sales charge) for the 12-month period that ended June 30, 2007, underperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index 2, which returned 3.85% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major contributor to the Fund's relative performance during this 12-month period was its duration positioning. The Fed maintained the federal funds rate at 5.25% for the entire period. Interest rates on short- and intermediate-maturity high-grade municipal bonds fluctuated within a substantial range throughout the entire 12-month period. For example, they gradually declined from the end of June 2006 through the end of November 2006 as investors anticipated that the Fed might cut interest rates; the Fed did not comply. Instead, interest rates continued to fluctuate within a more narrow range until early May 2007, then they began a sharp upward climb.

      To manage this variation in interest rates, we positioned the Fund at the beginning of the period with a duration that was 130% of its benchmark, which benefited relative performance during the initial decline in interest rates. We then moved the Fund's duration positioning to neutral, which enabled it to perform in line with the market. We were somewhat early in anticipating the upward move in interest rates, and consequently, when we shortened the Fund's duration to 85% of its benchmark at the end of 2006, relative Fund performance was initially restrained. Nevertheless, this ultimately contributed to the Fund's relative performance during subsequent spikes in interest rates. Toward the end of the reporting period, as rates spiked to the higher end of their 12-month range, we extended the Fund's duration to 108% of that of its benchmark.

      The Fund's yield curve positioning also impacted relative performance. The benchmark is a "bulleted" index, meaning that it consists solely of securities within a relatively narrow maturity range of two to four years, known as the "three-year segment." Only a portion of the Fund's portfolio was invested within this segment. The Fund had substantial exposure to the five-year and seven-year segments of the municipal yield curve and limited additional exposure to the ten-year segment. While returns for the five-year segment matched those of the three-year portion, the returns of the seven-year and ten-year portions substantially exceeded those of the benchmark and thus had a positive impact on the Fund's performance. Partially offsetting this duration positioning were the Fund's holdings of liquidity positions and one-year maturities, whose performance lagged that of the benchmark.

      Among the securities held in the portfolio for the entire 12-month period, those with longer maturities generally provided the best returns. On the other hand, shorter maturity coupon bonds generally provided subpar returns, as did the Fund's substantial liquidity position.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No major portfolio restructurings were initiated. Late in 2006 and again during the first quarter of 2007, we sold U.S. Treasury note and bond futures contracts to help reduce the Fund's duration. At that time, we also reduced the Fund's holdings of longer-maturity, zero-coupon bonds.

      As in previous reporting periods, most trades were executed to realize relative value opportunities or to add yield. In the secondary market, we continued to favor "kicker" bonds (intermediate-maturity bonds priced to short calls), which we expected to provide superior relative performance and coupon income compared to noncallable "bullet" bonds.

      We increased the Fund's holdings of prerefunded and escrowed bonds from about 18% of the portfolio on June 30, 2006, to 23% on June 30, 2007. The portion of the portfolio devoted to insured bonds declined from 40% to about 35%.

      The Fund's holdings of one-year and shorter maturities, mostly liquidity positions, were maintained at between 10% and 20% of the portfolio throughout the reporting period to provide for shareholder liquidity and ready buying power to take advantage of relative value opportunities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fed might continue to hold the federal funds rate at 5.25% for the remainder of 2007. While core inflation continues to gradually subside, rising energy and food prices remain worrisome. The economy slowed in the first quarter of 2007 but has rebounded in the second quarter as the relatively strong job market seems to have offset some of the weakness in the housing sector. While we continue to believe that the housing slowdown will ultimately have a greater impact on the consumer, it seems like the process will be gradual.

      Within the tax-exempt marketplace, our bias continues to be toward higher-quality assets. We will continue to focus on remaining in tune with interest rate trends while actively seeking to maintain the Fund's competitive dividend yield and to implement relative value trading opportunities.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO CALIFORNIA MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                Including Sales Charge                  Excluding Sales Charge             Gross       Net
                         -------------------------------------   -------------------------------------    Expense   Expense
                         6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year    Ratio 3   Ratio 4
----------------------------------------------------------------------------------------------------------------------------
   Class A                 (2.19)     0.63     2.04      3.25       0.81      3.74     2.66      3.56      1.09%      0.85%
----------------------------------------------------------------------------------------------------------------------------
   Class C                 (0.57)     1.97     1.86      2.72       0.43      2.97     1.86      2.72      1.85%      1.60%
----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              0.92      4.00     2.93      3.76      0.91%      0.60%
----------------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 3-Year Municipal Bond Index 2                 1.24      3.85     2.56      3.93
----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (51%)
AA                                                                          (1%)
A                                                                          (12%)
BBB                                                                        (18%)
SP1/MIG1/A1/P1                                                              (8%)
Unrated                                                                    (10%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (18%)
1-3 Years                                                                  (22%)
3-5 Years                                                                  (34%)
5-10 Years                                                                 (13%)
10-20 Years                                                                 (8%)
20+ Years                                                                   (5%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                           WELLS FARGO ADVANTAGE
              WELLS FARGO ADVANTAGE       CALIFORNIA LIMITED-TERM
             CALIFORNIA LIMITED-TERM   TAX-FREE FUND - Administrator   Lehman Brothers 3-Year
             TAX-FREE FUND - Class A              Class                 Municipal Bond Index
 6/30/1997           $  9,701                    $ 10,000                     $ 10,000
  7/1/1997           $  9,835                    $ 10,131                     $ 10,119
  7/2/1997           $  9,811                    $ 10,106                     $ 10,099
  7/3/1997           $  9,869                    $ 10,167                     $ 10,171
  7/4/1997           $  9,903                    $ 10,202                     $ 10,216
  7/5/1997           $  9,922                    $ 10,222                     $ 10,246
  7/6/1997           $  9,988                    $ 10,290                     $ 10,315
  7/7/1997           $ 10,078                    $ 10,385                     $ 10,383
  7/8/1997           $ 10,087                    $ 10,395                     $ 10,405
  7/9/1997           $ 10,080                    $ 10,387                     $ 10,422
 7/10/1997           $ 10,053                    $ 10,359                     $ 10,408
 7/11/1997           $ 10,143                    $ 10,453                     $ 10,504
 7/12/1997           $ 10,174                    $ 10,485                     $ 10,539
 7/13/1997           $ 10,217                    $ 10,531                     $ 10,577
 7/14/1997           $ 10,355                    $ 10,675                     $ 10,680
 7/15/1997           $ 10,474                    $ 10,790                     $ 10,748
 7/16/1997           $ 10,488                    $ 10,815                     $ 10,800
11/30/1998           $ 10,519                    $ 10,847                     $ 10,826
12/31/1998           $ 10,532                    $ 10,858                     $ 10,852
 1/31/1999           $ 10,636                    $ 10,967                     $ 10,951
 2/28/1999           $ 10,606                    $ 10,935                     $ 10,963
 3/31/1999           $ 10,629                    $ 10,970                     $ 10,972
 4/30/1999           $ 10,633                    $ 10,964                     $ 11,006
 5/31/1999           $ 10,593                    $ 10,922                     $ 10,990
 6/30/1999           $ 10,462                    $ 10,795                     $ 10,924
 7/31/1999           $ 10,527                    $ 10,852                     $ 10,979
 8/31/1999           $ 10,508                    $ 10,832                     $ 10,992
 9/30/1999           $ 10,550                    $ 10,887                     $ 11,034
10/31/1999           $ 10,521                    $ 10,858                     $ 11,035
11/30/1999           $ 10,575                    $ 10,904                     $ 11,083
12/31/1999           $ 10,536                    $ 10,874                     $ 11,065
 1/31/2000           $ 10,570                    $ 10,910                     $ 11,085
 2/29/2000           $ 10,614                    $ 10,958                     $ 11,120
 3/31/2000           $ 10,695                    $ 11,043                     $ 11,178
 4/30/2000           $ 10,670                    $ 11,018                     $ 11,179
 5/31/2000           $ 10,690                    $ 11,039                     $ 11,190
 6/30/2000           $ 10,847                    $ 11,204                     $ 11,332
 7/31/2000           $ 10,930                    $ 11,292                     $ 11,423
 8/31/2000           $ 11,046                    $ 11,415                     $ 11,511
 9/30/2000           $ 11,021                    $ 11,389                     $ 11,514
10/31/2000           $ 11,073                    $ 11,444                     $ 11,578
11/30/2000           $ 11,124                    $ 11,499                     $ 11,626
12/31/2000           $ 11,253                    $ 11,636                     $ 11,755
 1/31/2001           $ 11,389                    $ 11,768                     $ 11,934
 2/28/2001           $ 11,411                    $ 11,791                     $ 11,980
 3/31/2001           $ 11,445                    $ 11,840                     $ 12,064
 4/30/2001           $ 11,347                    $ 11,738                     $ 12,046
 5/31/2001           $ 11,434                    $ 11,831                     $ 12,156
 6/30/2001           $ 11,498                    $ 11,899                     $ 12,211
 7/31/2001           $ 11,596                    $ 12,003                     $ 12,310
 8/31/2001           $ 11,728                    $ 12,143                     $ 12,438
 9/30/2001           $ 11,735                    $ 12,139                     $ 12,500
10/31/2001           $ 11,820                    $ 12,241                     $ 12,581
11/30/2001           $ 11,757                    $ 12,165                     $ 12,542
12/31/2001           $ 11,726                    $ 12,145                     $ 12,530
 1/31/2002           $ 11,860                    $ 12,274                     $ 12,689
 2/28/2002           $ 11,956                    $ 12,376                     $ 12,784
 3/31/2002           $ 11,736                    $ 12,158                     $ 12,593
 4/30/2002           $ 11,913                    $ 12,345                     $ 12,778
 5/31/2002           $ 12,010                    $ 12,437                     $ 12,852
 6/30/2002           $ 12,073                    $ 12,516                     $ 12,963
 7/31/2002           $ 12,170                    $ 12,619                     $ 13,064
 8/31/2002           $ 12,278                    $ 12,722                     $ 13,148
 9/30/2002           $ 12,442                    $ 12,896                     $ 13,251
10/31/2002           $ 12,249                    $ 12,706                     $ 13,179
11/30/2002           $ 12,261                    $ 12,722                     $ 13,182
12/31/2002           $ 12,438                    $ 12,898                     $ 13,372
 1/31/2003           $ 12,405                    $ 12,866                     $ 13,414
 2/28/2003           $ 12,510                    $ 12,979                     $ 13,501
 3/31/2003           $ 12,487                    $ 12,970                     $ 13,485
 4/30/2003           $ 12,545                    $ 13,022                     $ 13,522
 5/31/2003           $ 12,673                    $ 13,159                     $ 13,626
 6/30/2003           $ 12,646                    $ 13,133                     $ 13,604
 7/31/2003           $ 12,428                    $ 12,919                     $ 13,482
 8/31/2003           $ 12,496                    $ 12,981                     $ 13,550
 9/30/2003           $ 12,693                    $ 13,193                     $ 13,753
10/31/2003           $ 12,656                    $ 13,156                     $ 13,688
11/30/2003           $ 12,702                    $ 13,208                     $ 13,701
12/31/2003           $ 12,729                    $ 13,238                     $ 13,730
 1/31/2004           $ 12,777                    $ 13,291                     $ 13,778
 2/29/2004           $ 12,883                    $ 13,406                     $ 13,895
 3/31/2004           $ 12,835                    $ 13,359                     $ 13,857
 4/30/2004           $ 12,655                    $ 13,183                     $ 13,718
 5/31/2004           $ 12,633                    $ 13,150                     $ 13,663
 6/30/2004           $ 12,659                    $ 13,181                     $ 13,688
 7/31/2004           $ 12,759                    $ 13,289                     $ 13,789
 8/31/2004           $ 12,921                    $ 13,464                     $ 13,935
 9/30/2004           $ 12,962                    $ 13,510                     $ 13,950
10/31/2004           $ 13,015                    $ 13,570                     $ 13,989
11/30/2004           $ 12,932                    $ 13,485                     $ 13,922
12/31/2004           $ 13,049                    $ 13,611                     $ 13,977
 1/31/2005           $ 13,065                    $ 13,644                     $ 13,957
 2/28/2005           $ 13,028                    $ 13,594                     $ 13,915
 3/31/2005           $ 12,970                    $ 13,536                     $ 13,869
 4/30/2005           $ 13,083                    $ 13,659                     $ 13,940
 5/31/2005           $ 13,137                    $ 13,719                     $ 13,965
 6/30/2005           $ 13,191                    $ 13,779                     $ 14,038
 7/31/2005           $ 13,132                    $ 13,719                     $ 14,004
 8/31/2005           $ 13,198                    $ 13,805                     $ 14,050
 9/30/2005           $ 13,174                    $ 13,783                     $ 14,057
10/31/2005           $ 13,140                    $ 13,749                     $ 14,036
11/30/2005           $ 13,156                    $ 13,768                     $ 14,049
12/31/2005           $ 13,228                    $ 13,833                     $ 14,098
 1/31/2006           $ 13,247                    $ 13,869                     $ 14,129
 2/28/2006           $ 13,277                    $ 13,903                     $ 14,140
 3/31/2006           $ 13,246                    $ 13,872                     $ 14,115
 4/30/2006           $ 13,253                    $ 13,882                     $ 14,139
 5/31/2006           $ 13,312                    $ 13,947                     $ 14,188
 6/30/2006           $ 13,268                    $ 13,902                     $ 14,163
 7/31/2006           $ 13,382                    $ 14,027                     $ 14,259
 8/31/2006           $ 13,510                    $ 14,165                     $ 14,370
 9/30/2006           $ 13,562                    $ 14,222                     $ 14,436
10/31/2006           $ 13,601                    $ 14,267                     $ 14,480
11/30/2006           $ 13,653                    $ 14,324                     $ 14,530
12/31/2006           $ 13,654                    $ 14,327                     $ 14,527
 1/31/2007           $ 13,655                    $ 14,331                     $ 14,527
 2/28/2007           $ 13,731                    $ 14,400                     $ 14,626
 3/31/2007           $ 13,746                    $ 14,432                     $ 14,668
 4/30/2007           $ 13,787                    $ 14,478                     $ 14,698
 5/31/2007           $ 13,776                    $ 14,469                     $ 14,697
 6/30/2007           $ 13,764                    $ 14,458                     $ 14,708

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares.

2 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Class A and C shares as stated in the November 1, 2006, prospectus and for Administrator Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   Stephen Galiani                         10/06/1988

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.89% 1 (excluding sales charge) for the 12-month period that ended June 30, 2007, outperforming its benchmark, the Lehman Brothers Municipal Bond Index 2, which returned 4.69% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major contributor to the Fund's relative performance during this 12-month period was its duration positioning. The Fed maintained the federal funds rate at 5.25% for the entire period. Interest rates on short- and intermediate-maturity high-grade municipal bonds ended the period at nearly the same levels as they were at the beginning of the period, while rates on longer-term bonds ended the period about 20 basis points richer, that is, lower in yield. (100 basis points equals 1.00%.) However, rates fluctuated within a substantial range throughout the period. For example, they gradually declined from the end of June 2006 through the end of November 2006 as investors anticipated that the Fed might cut interest rates; the Fed did not comply. Instead, interest rates continued to fluctuate within a more narrow range until early May 2007, when they began a sharp upward climb.

      To manage this variation in interest rates, we positioned the Fund at the beginning of the period with a duration that was 114% of its benchmark, which benefited Fund performance during the initial decline in interest rates. We then moved the Fund's duration positioning to neutral, which enabled it to perform in line with the market. We were somewhat early in anticipating the upward move in interest rates, and consequently, when we shortened the Fund's duration to 95% of its benchmark at the end of 2006, relative Fund performance was initially restrained. Nevertheless, this ultimately contributed to the Fund's relative performance during subsequent spikes in interest rates.

      Among securities held in the portfolio for the entire 12-month period, those with longer maturities generally provided the best returns. The greatest total returns came from the Fund's holdings of zero-coupon bonds, which benefited from their higher book yields and longer durations as well as spread tightening during the period. In addition, the zero-coupon bonds with maturities of 12 years and under benefited from the relative steepness of the front end of the zero-coupon yield curve. Also outperforming over the course of the 12 months were longer-maturity lower investment-grade securities, which benefited from higher book yields, longer-maturity high coupon noncallable bonds, and a number of bonds that were advance refunded. On the other hand, shorter-maturity coupon bonds generally provided subpar returns, as did longer-maturity bonds with very short effective call provisions.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No major portfolio restructurings were initiated. Late in 2006 and again during the first quarter of 2007, we sold U.S. Treasury note and bond futures contracts to help reduce the Fund's duration. At that time, we also reduced the Fund's holdings of longer-maturity, zero-coupon bonds.

      As in previous reporting periods, most trades were executed to realize relative value opportunities or to add yield. In particular, we frequently participated in new issues when they were offered at favorable yields relative to secondary market levels.

      The portion of the portfolio allocated to lower investment-grade paper remained stable at approximately 35%, mostly in older, seasoned bonds offering stronger security features than generally found in recently issued paper of comparable credit quality. Also remaining stable was the portion of the portfolio devoted to insured bonds, at just above 40% and diversified among the major monoline insurers (an insurer writing only a single line of insurance contracts), with no single insurer representing more than 12% of the portfolio. Toward the end of the reporting period, as rates spiked to the higher end of their 12-month range, we extended the Fund's duration. We also added some 4.75% coupon and zero-coupon bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fed might continue to hold the federal funds rate at 5.25% for the remainder of 2007. While core inflation continues to gradually subside, rising energy and food prices remain worrisome. The economy slowed in the first quarter of 2007 but has rebounded in the second quarter as the relatively strong job market seems to have offset some of the weakness in the housing sector. While we continue to believe that the housing slowdown will ultimately have a greater impact on the consumer, it seems like the process will be gradual.

      Within the tax-exempt marketplace, our bias continues to be toward higher-quality assets. We will continue to focus on remaining in tune with interest rate trends while actively seeking to maintain the Fund's competitive dividend yield and to implement relative value trading opportunities.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO CALIFORNIA MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                Including Sales Charge                  Excluding Sales Charge             Gross       Net
                         -------------------------------------   -------------------------------------    Expense    Expense
                         6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year    Ratio 3    Ratio 4
----------------------------------------------------------------------------------------------------------------------------
   Class A                 (4.51)     0.16     3.69      4.76      (0.02)     4.89     4.64      5.24      1.04%      0.80%
----------------------------------------------------------------------------------------------------------------------------
   Class B                 (5.26)    (0.89)    3.48      4.45      (0.26)     4.11     3.82      4.45      1.79%      1.55%
----------------------------------------------------------------------------------------------------------------------------
   Class C                 (1.35)     3.11     3.82      4.45      (0.35)     4.11     3.82      4.45      1.79%      1.55%
----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              0.11      5.06     4.88      5.42      0.86%      0.55%
----------------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index 2                        0.14      4.69     4.61      5.44

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (59%)
AA                                                                          (6%)
A                                                                          (17%)
BBB                                                                        (15%)
SPI                                                                         (2%)
Unrated                                                                     (1%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                    (4%)
1-3 Years                                                                   (6%)
3-5 Years                                                                   (6%)
5-10 Years                                                                  (8%)
10-20 Years                                                                (34%)
20 + Years                                                                 (42%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE CALIFORNIA    WELLS FARGO ADVANTAGE CALIFORNIA   Lehman Brothers Municipal Bond
                 TAX-FREE FUND-Class A          TAX-FREE FUND-Administrator Class                Index
 6/30/1997               $  9,547                           $ 10,000                           $ 10,000
 7/31/1997               $  9,859                           $ 10,326                           $ 10,277
 8/31/1997               $  9,745                           $ 10,207                           $ 10,180
 9/30/1997               $  9,855                           $ 10,323                           $ 10,302
10/31/1997               $  9,916                           $ 10,386                           $ 10,367
11/30/1997               $  9,961                           $ 10,434                           $ 10,429
12/31/1997               $ 10,098                           $ 10,578                           $ 10,581
 1/31/1998               $ 10,229                           $ 10,715                           $ 10,690
 2/28/1998               $ 10,229                           $ 10,707                           $ 10,693
 3/31/1998               $ 10,223                           $ 10,711                           $ 10,703
 4/30/1998               $ 10,181                           $ 10,667                           $ 10,655
 5/31/1998               $ 10,348                           $ 10,833                           $ 10,823
 6/30/1998               $ 10,387                           $ 10,874                           $ 10,865
 7/31/1998               $ 10,402                           $ 10,900                           $ 10,892
 8/31/1998               $ 10,577                           $ 11,083                           $ 11,061
 9/30/1998               $ 10,744                           $ 11,259                           $ 11,199
10/31/1998               $ 10,740                           $ 11,254                           $ 11,199
11/30/1998               $ 10,777                           $ 11,294                           $ 11,239
12/31/1998               $ 10,786                           $ 11,304                           $ 11,267
 1/31/1999               $ 10,921                           $ 11,436                           $ 11,401
 2/28/1999               $ 10,862                           $ 11,385                           $ 11,351
 3/31/1999               $ 10,903                           $ 11,419                           $ 11,366
 4/30/1999               $ 10,907                           $ 11,434                           $ 11,395
 5/31/1999               $ 10,812                           $ 11,334                           $ 11,329
 6/30/1999               $ 10,630                           $ 11,145                           $ 11,166
 7/31/1999               $ 10,664                           $ 11,181                           $ 11,206
 8/31/1999               $ 10,539                           $ 11,051                           $ 11,116
 9/30/1999               $ 10,551                           $ 11,054                           $ 11,121
10/31/1999               $ 10,398                           $ 10,896                           $ 11,001
11/30/1999               $ 10,519                           $ 11,034                           $ 11,117
12/31/1999               $ 10,392                           $ 10,903                           $ 11,034
 1/31/2000               $ 10,337                           $ 10,847                           $ 10,985
 2/29/2000               $ 10,519                           $ 11,028                           $ 11,113
 3/31/2000               $ 10,784                           $ 11,318                           $ 11,355
 4/30/2000               $ 10,687                           $ 11,208                           $ 11,288
 5/31/2000               $ 10,642                           $ 11,173                           $ 11,229
 6/30/2000               $ 10,960                           $ 11,497                           $ 11,527
 7/31/2000               $ 11,139                           $ 11,686                           $ 11,687
 8/31/2000               $ 11,379                           $ 11,950                           $ 11,867
 9/30/2000               $ 11,312                           $ 11,870                           $ 11,805
10/31/2000               $ 11,390                           $ 11,965                           $ 11,934
11/30/2000               $ 11,487                           $ 12,069                           $ 12,025
12/31/2000               $ 11,816                           $ 12,404                           $ 12,322
 1/31/2001               $ 11,864                           $ 12,468                           $ 12,444
 2/28/2001               $ 11,908                           $ 12,516                           $ 12,483
 3/31/2001               $ 11,978                           $ 12,580                           $ 12,596
 4/30/2001               $ 11,804                           $ 12,399                           $ 12,460
 5/31/2001               $ 11,937                           $ 12,551                           $ 12,594
 6/30/2001               $ 12,004                           $ 12,624                           $ 12,679
 7/31/2001               $ 12,192                           $ 12,823                           $ 12,866
 8/31/2001               $ 12,465                           $ 13,112                           $ 13,079
 9/30/2001               $ 12,426                           $ 13,073                           $ 13,034
10/31/2001               $ 12,551                           $ 13,205                           $ 13,189
11/30/2001               $ 12,457                           $ 13,098                           $ 13,079
12/31/2001               $ 12,311                           $ 12,958                           $ 12,954
 1/31/2002               $ 12,472                           $ 13,129                           $ 13,178
 2/28/2002               $ 12,595                           $ 13,260                           $ 13,337
 3/31/2002               $ 12,324                           $ 12,977                           $ 13,075
 4/30/2002               $ 12,518                           $ 13,183                           $ 13,330
 5/31/2002               $ 12,614                           $ 13,274                           $ 13,411
 6/30/2002               $ 12,685                           $ 13,363                           $ 13,554
 7/31/2002               $ 12,816                           $ 13,502                           $ 13,728
 8/31/2002               $ 12,993                           $ 13,691                           $ 13,893
 9/30/2002               $ 13,306                           $ 14,021                           $ 14,197
10/31/2002               $ 13,017                           $ 13,720                           $ 13,962
11/30/2002               $ 13,001                           $ 13,693                           $ 13,903
12/31/2002               $ 13,240                           $ 13,960                           $ 14,196
 1/31/2003               $ 13,174                           $ 13,882                           $ 14,161
 2/28/2003               $ 13,347                           $ 14,066                           $ 14,359
 3/31/2003               $ 13,350                           $ 14,073                           $ 14,368
 4/30/2003               $ 13,480                           $ 14,212                           $ 14,463
 5/31/2003               $ 13,753                           $ 14,515                           $ 14,801
 6/30/2003               $ 13,671                           $ 14,419                           $ 14,737
 7/31/2003               $ 13,177                           $ 13,901                           $ 14,222
 8/31/2003               $ 13,285                           $ 14,019                           $ 14,328
 9/30/2003               $ 13,644                           $ 14,399                           $ 14,750
10/31/2003               $ 13,588                           $ 14,344                           $ 14,676
11/30/2003               $ 13,760                           $ 14,527                           $ 14,828
12/31/2003               $ 13,841                           $ 14,616                           $ 14,951
 1/31/2004               $ 13,892                           $ 14,673                           $ 15,037
 2/29/2004               $ 14,148                           $ 14,946                           $ 15,264
 3/31/2004               $ 14,077                           $ 14,874                           $ 15,210
 4/30/2004               $ 13,696                           $ 14,476                           $ 14,850
 5/31/2004               $ 13,663                           $ 14,443                           $ 14,796
 6/30/2004               $ 13,727                           $ 14,514                           $ 14,850
 7/31/2004               $ 13,930                           $ 14,731                           $ 15,046
 8/31/2004               $ 14,221                           $ 15,041                           $ 15,347
 9/30/2004               $ 14,323                           $ 15,152                           $ 15,428
10/31/2004               $ 14,451                           $ 15,291                           $ 15,561
11/30/2004               $ 14,325                           $ 15,161                           $ 15,433
12/31/2004               $ 14,512                           $ 15,362                           $ 15,621
 1/31/2005               $ 14,694                           $ 15,557                           $ 15,767
 2/28/2005               $ 14,653                           $ 15,517                           $ 15,715
 3/31/2005               $ 14,552                           $ 15,413                           $ 15,616
 4/30/2005               $ 14,824                           $ 15,705                           $ 15,862
 5/31/2005               $ 14,970                           $ 15,861                           $ 15,975
 6/30/2005               $ 15,061                           $ 15,975                           $ 16,074
 7/31/2005               $ 15,011                           $ 15,912                           $ 16,002
 8/31/2005               $ 15,183                           $ 16,098                           $ 16,163
 9/30/2005               $ 15,025                           $ 15,933                           $ 16,055
10/31/2005               $ 14,946                           $ 15,854                           $ 15,957
11/30/2005               $ 15,026                           $ 15,941                           $ 16,034
12/31/2005               $ 15,176                           $ 16,118                           $ 16,171
 1/31/2006               $ 15,218                           $ 16,166                           $ 16,215
 2/28/2006               $ 15,349                           $ 16,294                           $ 16,324
 3/31/2006               $ 15,229                           $ 16,170                           $ 16,211
 4/30/2006               $ 15,188                           $ 16,130                           $ 16,206
 5/31/2006               $ 15,258                           $ 16,208                           $ 16,279
 6/30/2006               $ 15,189                           $ 16,138                           $ 16,217
 7/31/2006               $ 15,398                           $ 16,363                           $ 16,410
 8/31/2006               $ 15,649                           $ 16,633                           $ 16,653
 9/30/2006               $ 15,746                           $ 16,739                           $ 16,770
10/31/2006               $ 15,831                           $ 16,848                           $ 16,875
11/30/2006               $ 15,956                           $ 16,970                           $ 17,015
12/31/2006               $ 15,920                           $ 16,936                           $ 16,956
 1/31/2007               $ 15,893                           $ 16,911                           $ 16,913
 2/28/2007               $ 16,074                           $ 17,106                           $ 17,135
 3/31/2007               $ 16,033                           $ 17,066                           $ 17,093
 4/30/2007               $ 16,090                           $ 17,130                           $ 17,144
 5/31/2007               $ 16,005                           $ 17,059                           $ 17,068
 6/30/2007               $ 15,918                           $ 16,954                           $ 16,979

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Class A, B, and C shares as stated in the November 1, 2006, prospectus and for Administrator Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Colorado individual income tax.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Stephen Galiani                         06/01/1993
   Adrian Van Poppel

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.46% 1 (excluding sales charge) for the 12-month period that ended June 30, 2007, underperforming the Lehman Brothers Municipal Bond Index 2, which returned 4.69% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Municipal bond performance for the last half of 2006 was different from the first half of 2007. In the second half of 2006, the yield curve was still in a flattening trend that benefited longer-duration bonds and particularly longer-maturity bonds. By February 2007, the slope of the yield curve (30-year yield minus 1-year yield) had flattened to 39 basis points (100 basis points equals 1.00%), its flattest level in history. But during the second quarter of 2007, intermediate- and longer-term interest rates had increased by more than 30 basis points, and as a result, the yield curve steepened by 35 basis points. In this environment, bonds with longer durations and longer maturities underperformed. For the entire 12-month period, the flattening trend prevailed. Year-over-year yields at the front end of the yield curve were relatively unchanged, while longer-term yields were lower by roughly 20 basis points.

      An "inverse floater," a derivative security that leverages the steepness of the yield curve, was the best performing bond in the Fund. Charter school bonds and other lower-rated bonds with longer maturities were also among the best performing bonds in the Fund. They benefited from both credit spreads compressing and from price appreciation because rates declined the most in longer maturities. Additionally, zero-coupon bonds that typically have longer durations performed well. Housing bonds were one of the poorest performing sectors. Most of the underperformance occurred in the final quarter of the period, when interest rates increased very quickly and market volatility increased. This increased volatility made it harder to determine what prepayments would look like on these bonds, and therefore investors demanded a higher yield to own them. Also detracting from performance was an underweight to the longer end of the curve as rates sold off and the curve steepened.

      The Fund's yield curve positioning relative to its benchmark index was more "bulleted" during the period. For example, the Fund was overweighted in bonds with maturities in the ten- and 15-year range and underweighted in longer-term bonds with maturities in the 22-year range and beyond. Throughout most of the period, the Fund maintained a below-benchmark duration.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continued to use U.S. Treasury futures as a way of managing duration in the Fund. We shifted around the Fund's interest rate exposure during the period, and we decreased exposure when rates moved lower and increased exposure when rates moved higher. The size and liquidity of the Treasury futures market enables us to be more nimble and allows us to make more tactical moves than we can make in the "cash" market during times of volatility.

      We have also started to look more closely at some of the higher-rated (AA or better) health care offerings. There has been a tremendous amount of supply within this sector, and this has caused yield premiums to increase. We focused on higher-quality hospital bonds because yield spreads between AA and BBB hospital bonds remained at historically low levels.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fed has been on hold for more than 12 months, and we believe that it might continue to hold the federal funds rate at 5.25% for the remainder of 2007. While core inflation continues to gradually subside, rising energy and food prices remain worrisome. The economy slowed in the first quarter of 2007 but has rebounded in the second quarter as the relatively strong job market seems to have offset some of the weakness in the housing sector. While we continue to believe that the housing slowdown will ultimately have a greater impact on the consumer, it seems like the process will be gradual.

      Within the tax-exempt marketplace, our bias continues to be toward higher-quality assets. We will continue to focus on remaining in tune with interest rate trends while actively seeking to maintain the Fund's competitive dividend yield and to implement relative value trading opportunities.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO COLORADO MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                Including Sales Charge                  Excluding Sales Charge             Gross       Net
                         -------------------------------------   -------------------------------------    Expense    Expense
                         6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year    Ratio 3    Ratio 4
----------------------------------------------------------------------------------------------------------------------------
   Class A                 (4.24)    (0.24)    3.36      4.67       0.27      4.46     4.32      5.15      1.09%      0.85%
----------------------------------------------------------------------------------------------------------------------------
   Class B                 (5.09)    (1.41)    3.17      4.36      (0.09)     3.59     3.52      4.36      1.84%      1.60%
----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              0.40      4.72     4.54      5.27      0.90%      0.60%
----------------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index 2                        0.14      4.69     4.61      5.44
----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (56%)
AA                                                                         (16%)
A                                                                          (14%)
BBB                                                                         (6%)
B                                                                           (1%)
Cash                                                                        (1%)
Unrated                                                                     (6%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                    (4%)
1-3 Years                                                                   (8%)
3-5 Years                                                                   (7%)
5-10 Years                                                                  (6%)
10-20 Years                                                                (53%)
20 + Years                                                                 (22%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                WELLS FARGO ADVANTAGE COLORADO
                 WELLS FARGO ADVANTAGE          TAX-FREE FUND - Administrator    Lehman Brothers Municipal
             COLORADO TAX-FREE FUND - Class A                Class                       Bond Index
 6/30/1997               $  9,550                          $ 10,000                       $ 10,000
 7/31/1997               $  9,861                          $ 10,326                       $ 10,277
 8/31/1997               $  9,707                          $ 10,164                       $ 10,180
 9/30/1997               $  9,841                          $ 10,315                       $ 10,302
10/31/1997               $  9,940                          $ 10,408                       $ 10,367
11/30/1997               $ 10,000                          $ 10,481                       $ 10,429
12/31/1997               $ 10,186                          $ 10,666                       $ 10,581
 1/31/1998               $ 10,278                          $ 10,772                       $ 10,690
 2/28/1998               $ 10,278                          $ 10,762                       $ 10,693
 3/31/1998               $ 10,282                          $ 10,767                       $ 10,703
 4/30/1998               $ 10,189                          $ 10,679                       $ 10,655
 5/31/1998               $ 10,396                          $ 10,886                       $ 10,823
 6/30/1998               $ 10,437                          $ 10,929                       $ 10,865
 7/31/1998               $ 10,451                          $ 10,944                       $ 10,892
 8/31/1998               $ 10,631                          $ 11,132                       $ 11,061
 9/30/1998               $ 10,791                          $ 11,299                       $ 11,199
10/31/1998               $ 10,703                          $ 11,208                       $ 11,199
11/30/1998               $ 10,783                          $ 11,291                       $ 11,239
12/31/1998               $ 10,812                          $ 11,321                       $ 11,267
 1/31/1999               $ 10,925                          $ 11,440                       $ 11,401
 2/28/1999               $ 10,833                          $ 11,343                       $ 11,351
 3/31/1999               $ 10,826                          $ 11,336                       $ 11,366
 4/30/1999               $ 10,858                          $ 11,381                       $ 11,395
 5/31/1999               $ 10,790                          $ 11,299                       $ 11,329
 6/30/1999               $ 10,578                          $ 11,076                       $ 11,166
 7/31/1999               $ 10,592                          $ 11,091                       $ 11,206
 8/31/1999               $ 10,462                          $ 10,955                       $ 11,116
 9/30/1999               $ 10,384                          $ 10,873                       $ 11,121
10/31/1999               $ 10,244                          $ 10,727                       $ 11,001
11/30/1999               $ 10,352                          $ 10,840                       $ 11,117
12/31/1999               $ 10,219                          $ 10,711                       $ 11,034
 1/31/2000               $ 10,109                          $ 10,586                       $ 10,985
 2/29/2000               $ 10,304                          $ 10,789                       $ 11,113
 3/31/2000               $ 10,555                          $ 11,063                       $ 11,355
 4/30/2000               $ 10,485                          $ 10,979                       $ 11,288
 5/31/2000               $ 10,373                          $ 10,862                       $ 11,229
 6/30/2000               $ 10,669                          $ 11,183                       $ 11,527
 7/31/2000               $ 10,849                          $ 11,372                       $ 11,687
 8/31/2000               $ 11,063                          $ 11,584                       $ 11,867
 9/30/2000               $ 10,980                          $ 11,509                       $ 11,805
10/31/2000               $ 11,118                          $ 11,642                       $ 11,934
11/30/2000               $ 11,213                          $ 11,741                       $ 12,025
12/31/2000               $ 11,623                          $ 12,171                       $ 12,322
 1/31/2001               $ 11,701                          $ 12,264                       $ 12,444
 2/28/2001               $ 11,774                          $ 12,329                       $ 12,483
 3/31/2001               $ 11,873                          $ 12,433                       $ 12,596
 4/30/2001               $ 11,662                          $ 12,212                       $ 12,460
 5/31/2001               $ 11,781                          $ 12,348                       $ 12,594
 6/30/2001               $ 11,901                          $ 12,474                       $ 12,679
 7/31/2001               $ 12,135                          $ 12,707                       $ 12,866
 8/31/2001               $ 12,393                          $ 12,977                       $ 13,079
 9/30/2001               $ 12,326                          $ 12,919                       $ 13,034
10/31/2001               $ 12,471                          $ 13,058                       $ 13,189
11/30/2001               $ 12,357                          $ 12,940                       $ 13,079
12/31/2001               $ 12,248                          $ 12,825                       $ 12,954
 1/31/2002               $ 12,420                          $ 13,005                       $ 13,178
 2/28/2002               $ 12,575                          $ 13,168                       $ 13,337
 3/31/2002               $ 12,332                          $ 12,926                       $ 13,075
 4/30/2002               $ 12,550                          $ 13,154                       $ 13,330
 5/31/2002               $ 12,626                          $ 13,234                       $ 13,411
 6/30/2002               $ 12,774                          $ 13,388                       $ 13,554
 7/31/2002               $ 13,044                          $ 13,672                       $ 13,728
 8/31/2002               $ 13,219                          $ 13,842                       $ 13,893
 9/30/2002               $ 13,539                          $ 14,177                       $ 14,197
10/31/2002               $ 13,265                          $ 13,890                       $ 13,962
11/30/2002               $ 13,204                          $ 13,829                       $ 13,903
12/31/2002               $ 13,503                          $ 14,145                       $ 14,196
 1/31/2003               $ 13,432                          $ 14,074                       $ 14,161
 2/28/2003               $ 13,615                          $ 14,268                       $ 14,359
 3/31/2003               $ 13,604                          $ 14,260                       $ 14,368
 4/30/2003               $ 13,703                          $ 14,366                       $ 14,463
 5/31/2003               $ 13,989                          $ 14,669                       $ 14,801
 6/30/2003               $ 13,875                          $ 14,553                       $ 14,737
 7/31/2003               $ 13,434                          $ 14,094                       $ 14,222
 8/31/2003               $ 13,574                          $ 14,243                       $ 14,328
 9/30/2003               $ 13,917                          $ 14,606                       $ 14,750
10/31/2003               $ 13,854                          $ 14,543                       $ 14,676
11/30/2003               $ 14,007                          $ 14,707                       $ 14,828
12/31/2003               $ 14,123                          $ 14,831                       $ 14,951
 1/31/2004               $ 14,161                          $ 14,874                       $ 15,037
 2/29/2004               $ 14,376                          $ 15,103                       $ 15,264
 3/31/2004               $ 14,271                          $ 14,996                       $ 15,210
 4/30/2004               $ 13,929                          $ 14,653                       $ 14,850
 5/31/2004               $ 13,914                          $ 14,627                       $ 14,796
 6/30/2004               $ 14,004                          $ 14,725                       $ 14,850
 7/31/2004               $ 14,201                          $ 14,935                       $ 15,046
 8/31/2004               $ 14,464                          $ 15,215                       $ 15,347
 9/30/2004               $ 14,528                          $ 15,285                       $ 15,428
10/31/2004               $ 14,619                          $ 15,384                       $ 15,561
11/30/2004               $ 14,482                          $ 15,243                       $ 15,433
12/31/2004               $ 14,656                          $ 15,429                       $ 15,621
 1/31/2005               $ 14,762                          $ 15,544                       $ 15,767
 2/28/2005               $ 14,701                          $ 15,483                       $ 15,715
 3/31/2005               $ 14,605                          $ 15,385                       $ 15,616
 4/30/2005               $ 14,818                          $ 15,613                       $ 15,862
 5/31/2005               $ 14,925                          $ 15,729                       $ 15,975
 6/30/2005               $ 15,018                          $ 15,830                       $ 16,074
 7/31/2005               $ 14,960                          $ 15,773                       $ 16,002
 8/31/2005               $ 15,109                          $ 15,933                       $ 16,163
 9/30/2005               $ 15,008                          $ 15,829                       $ 16,055
10/31/2005               $ 14,908                          $ 15,727                       $ 15,957
11/30/2005               $ 14,959                          $ 15,785                       $ 16,034
12/31/2005               $ 15,097                          $ 15,934                       $ 16,171
 1/31/2006               $ 15,138                          $ 15,980                       $ 16,215
 2/28/2006               $ 15,215                          $ 16,064                       $ 16,324
 3/31/2006               $ 15,114                          $ 15,976                       $ 16,211
 4/30/2006               $ 15,097                          $ 15,961                       $ 16,206
 5/31/2006               $ 15,167                          $ 16,039                       $ 16,279
 6/30/2006               $ 15,108                          $ 15,964                       $ 16,217
 7/31/2006               $ 15,293                          $ 16,178                       $ 16,410
 8/31/2006               $ 15,506                          $ 16,407                       $ 16,653
 9/30/2006               $ 15,603                          $ 16,497                       $ 16,770
10/31/2006               $ 15,672                          $ 16,574                       $ 16,875
11/30/2006               $ 15,770                          $ 16,696                       $ 17,015
12/31/2006               $ 15,739                          $ 16,652                       $ 16,956
 1/31/2007               $ 15,719                          $ 16,634                       $ 16,913
 2/28/2007               $ 15,872                          $ 16,815                       $ 17,135
 3/31/2007               $ 15,870                          $ 16,816                       $ 17,093
 4/30/2007               $ 15,924                          $ 16,861                       $ 17,144
 5/31/2007               $ 15,846                          $ 16,783                       $ 17,068
 6/30/2007               $ 15,782                          $ 16,718                       $ 16,979

--------------------------------------------------------------------------------

1 Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Class A and B shares as stated in the November 1, 2006, prospectus and for Administrator Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses excluding interest expenses and fees as reported in the Notes to the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax.

INVESMTENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Lyle J. Fitterer, CFA, CPA              01/12/1988
   Kenneth M. Salinger, CFA
   Adrian Van Poppel

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.14% 1 (excluding sales charge) for the 12-month period that ended June 30, 2007, underperforming its benchmark, the Lehman Brothers Municipal Bond Index 2, which returned 4.69% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Municipal bond performance for the last half of 2006 was different from the first half of 2007. In the second half of 2006, the yield curve was still in a flattening trend that benefited longer-duration bonds and particularly longer-maturity bonds. By February 2007, the slope of the yield curve (30-year yield minus 1-year yield) had flattened to 39 basis points (100 basis points equals 1.00%), its flattest level in history. But during the second quarter of 2007, intermediate- and longer-term interest rates had increased by more than 30 basis points, and as a result, the yield curve steepened by 35 basis points. In this environment, bonds with longer durations and longer maturities underperformed. For the entire 12-month period, the flattening trend prevailed. Year-over-year yields at the front end of the yield curve were relatively unchanged, while longer-term yields were lower by roughly 20 basis points.

      Lower-rated and nonrated health care bonds with longer maturities were among the best performing bonds in the Fund. They benefited from credit spreads compressing and from price appreciation because rates declined the most in longer maturities. Additionally, zero-coupon bonds that typically have longer durations performed well. Housing bonds were one of the poorest performing sectors. Most of the underperformance occurred in the last quarter of the period when interest rates increased very quickly and market volatility increased. This increased volatility made it harder to determine what prepayments would look like on these bonds, and therefore investors demanded a higher yield to own them. Also detracting from performance was an underweight to the longer end of the curve as rates sold off and the curve steepened.

      The Fund's yield curve positioning relative to its benchmark index was more "bulleted" during the period. The Fund was overweighted in bonds with maturities in the 10- and 15-year range and underweighted in longer-term bonds with maturities in the 22-year range and beyond. Throughout most of the period, the Fund maintained a below-benchmark duration.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continue to use U.S. Treasury futures as a way of managing duration in the Fund. We did shift around the Fund's interest rate exposure during the period, and we decreased exposure when rates moved lower and increased exposure when rates moved higher. The size and liquidity of the Treasury futures market enables us to be more nimble and allows us to make more tactical moves than we can make in the "cash" market during times of volatility.

      We have also started to look more closely at some of the higher-rated (AA or better) health care offerings. There has been a tremendous amount of supply within this sector, and this has caused yield premiums to increase. We focused on higher-quality hospital bonds because yield spreads between AA and BBB hospital bonds remained at historically low levels.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fed has been on hold for more than 12 months, and we believe that it might continue to hold the federal funds rate at 5.25% for the remainder of 2007. While core inflation continues to gradually subside, rising energy and food prices remain worrisome. The economy slowed in the first quarter of 2007 but has rebounded in the second quarter as the relatively strong job market seems to have offset some of the weakness in the housing sector. While we continue to believe that the housing slowdown will ultimately have a greater impact on the consumer, it seems like the process will be gradual.

      Within the tax-exempt marketplace, our bias continues to be toward higher-quality assets. We will continue to focus on interest rate trends while actively seeking to maintain the Fund's competitive dividend yield and to implement relative value trading opportunities.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MINNESOTA MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                  Excluding Sales Charge            Gross      Net
                          -------------------------------------   -------------------------------------   Expense   Expense
                          6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Ratio 3   Ratio 4
-----------------------------------------------------------------------------------------------------------------------------
   Class A                 (4.36)     (0.55)    3.20     4.34       0.14       4.14     4.16      4.82     1.08%     0.85%
-----------------------------------------------------------------------------------------------------------------------------
   Class B                 (5.32)     (1.73)    3.01     4.03      (0.32)      3.27     3.36      4.03     1.83%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Class C                 (1.23)      2.35     3.35     4.03      (0.23)      3.35     3.35      4.03     1.83%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Class Z                                                          0.19       4.24     4.19      4.84     1.25%     0.75%
-----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              0.27       4.40     4.38      4.93     0.90%     0.60%
-----------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index 2                        0.14       4.69     4.61      5.44
-----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (52%)
AA                                                                         (16%)
A                                                                          (11%)
BBB                                                                         (8%)
Cash                                                                        (1%)
BB/Ba                                                                       (1%)
Unrated                                                                    (11%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (11%)
1-3 Years                                                                  (15%)
3-5 Years                                                                   (2%)
5-10 Years                                                                 (14%)
10-20 Years                                                                (40%)
20 + Years                                                                 (18%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
             MINNESOTA TAX-FREE FUND   MINNESOTA TAX-FREE FUND -  Lehman Brothers Municipal
                    - Class A            Administrator Class             Bond Index
 6/30/1997          $  9,550                  $ 10,000                    $ 10,000
 7/31/1997          $  9,842                  $ 10,306                    $ 10,277
 8/31/1997          $  9,711                  $ 10,178                    $ 10,180
 9/30/1997          $  9,841                  $ 10,304                    $ 10,302
10/31/1997          $  9,918                  $ 10,385                    $ 10,367
11/30/1997          $  9,976                  $ 10,446                    $ 10,429
12/31/1997          $ 10,137                  $ 10,614                    $ 10,581
 1/31/1998          $ 10,243                  $ 10,725                    $ 10,690
 2/28/1998          $ 10,243                  $ 10,726                    $ 10,693
 3/31/1998          $ 10,247                  $ 10,730                    $ 10,703
 4/30/1998          $ 10,175                  $ 10,655                    $ 10,655
 5/31/1998          $ 10,376                  $ 10,865                    $ 10,823
 6/30/1998          $ 10,417                  $ 10,908                    $ 10,865
 7/31/1998          $ 10,430                  $ 10,922                    $ 10,892
 8/31/1998          $ 10,614                  $ 11,124                    $ 11,061
 9/30/1998          $ 10,769                  $ 11,276                    $ 11,199
10/31/1998          $ 10,696                  $ 11,200                    $ 11,199
11/30/1998          $ 10,745                  $ 11,252                    $ 11,239
12/31/1998          $ 10,767                  $ 11,275                    $ 11,267
 1/31/1999          $ 10,868                  $ 11,380                    $ 11,401
 2/28/1999          $ 10,818                  $ 11,328                    $ 11,351
 3/31/1999          $ 10,821                  $ 11,332                    $ 11,366
 4/30/1999          $ 10,853                  $ 11,364                    $ 11,395
 5/31/1999          $ 10,787                  $ 11,296                    $ 11,329
 6/30/1999          $ 10,612                  $ 11,112                    $ 11,166
 7/31/1999          $ 10,606                  $ 11,106                    $ 11,206
 8/31/1999          $ 10,432                  $ 10,924                    $ 11,116
 9/30/1999          $ 10,335                  $ 10,823                    $ 11,121
10/31/1999          $ 10,151                  $ 10,629                    $ 11,001
11/30/1999          $ 10,245                  $ 10,728                    $ 11,117
12/31/1999          $ 10,129                  $ 10,606                    $ 11,034
 1/31/2000          $ 10,043                  $ 10,516                    $ 10,985
 2/29/2000          $ 10,249                  $ 10,732                    $ 11,113
 3/31/2000          $ 10,521                  $ 11,017                    $ 11,355
 4/30/2000          $ 10,433                  $ 10,924                    $ 11,288
 5/31/2000          $ 10,346                  $ 10,834                    $ 11,229
 6/30/2000          $ 10,610                  $ 11,110                    $ 11,527
 7/31/2000          $ 10,772                  $ 11,280                    $ 11,687
 8/31/2000          $ 10,935                  $ 11,451                    $ 11,867
 9/30/2000          $ 10,877                  $ 11,389                    $ 11,805
10/31/2000          $ 10,999                  $ 11,517                    $ 11,934
11/30/2000          $ 11,077                  $ 11,600                    $ 12,025
12/31/2000          $ 11,393                  $ 11,941                    $ 12,322
 1/31/2001          $ 11,442                  $ 11,982                    $ 12,444
 2/28/2001          $ 11,519                  $ 12,062                    $ 12,483
 3/31/2001          $ 11,612                  $ 12,159                    $ 12,596
 4/30/2001          $ 11,476                  $ 12,017                    $ 12,460
 5/31/2001          $ 11,613                  $ 12,160                    $ 12,594
 6/30/2001          $ 11,705                  $ 12,256                    $ 12,679
 7/31/2001          $ 11,897                  $ 12,458                    $ 12,866
 8/31/2001          $ 12,090                  $ 12,660                    $ 13,079
 9/30/2001          $ 12,028                  $ 12,594                    $ 13,034
10/31/2001          $ 12,166                  $ 12,739                    $ 13,189
11/30/2001          $ 12,057                  $ 12,625                    $ 13,079
12/31/2001          $ 11,994                  $ 12,560                    $ 12,954
 1/31/2002          $ 12,132                  $ 12,704                    $ 13,178
 2/28/2002          $ 12,288                  $ 12,868                    $ 13,337
 3/31/2002          $ 12,078                  $ 12,647                    $ 13,075
 4/30/2002          $ 12,285                  $ 12,864                    $ 13,330
 5/31/2002          $ 12,358                  $ 12,941                    $ 13,411
 6/30/2002          $ 12,475                  $ 13,063                    $ 13,554
 7/31/2002          $ 12,640                  $ 13,236                    $ 13,728
 8/31/2002          $ 12,782                  $ 13,384                    $ 13,893
 9/30/2002          $ 13,038                  $ 13,665                    $ 14,197
10/31/2002          $ 12,831                  $ 13,436                    $ 13,962
11/30/2002          $ 12,760                  $ 13,364                    $ 13,903
12/31/2002          $ 13,064                  $ 13,673                    $ 14,196
 1/31/2003          $ 13,016                  $ 13,639                    $ 14,161
 2/28/2003          $ 13,223                  $ 13,858                    $ 14,359
 3/31/2003          $ 13,234                  $ 13,872                    $ 14,368
 4/30/2003          $ 13,361                  $ 13,996                    $ 14,463
 5/31/2003          $ 13,657                  $ 14,309                    $ 14,801
 6/30/2003          $ 13,534                  $ 14,196                    $ 14,737
 7/31/2003          $ 13,040                  $ 13,681                    $ 14,222
 8/31/2003          $ 13,183                  $ 13,833                    $ 14,328
 9/30/2003          $ 13,555                  $ 14,226                    $ 14,750
10/31/2003          $ 13,468                  $ 14,138                    $ 14,676
11/30/2003          $ 13,610                  $ 14,291                    $ 14,828
12/31/2003          $ 13,718                  $ 14,407                    $ 14,951
 1/31/2004          $ 13,764                  $ 14,458                    $ 15,037
 2/29/2004          $ 13,992                  $ 14,701                    $ 15,264
 3/31/2004          $ 13,915                  $ 14,610                    $ 15,210
 4/30/2004          $ 13,589                  $ 14,282                    $ 14,850
 5/31/2004          $ 13,560                  $ 14,255                    $ 14,796
 6/30/2004          $ 13,617                  $ 14,318                    $ 14,850
 7/31/2004          $ 13,777                  $ 14,489                    $ 15,046
 8/31/2004          $ 14,037                  $ 14,766                    $ 15,347
 9/30/2004          $ 14,095                  $ 14,830                    $ 15,428
10/31/2004          $ 14,193                  $ 14,923                    $ 15,561
11/30/2004          $ 14,061                  $ 14,801                    $ 15,433
12/31/2004          $ 14,241                  $ 14,993                    $ 15,621
 1/31/2005          $ 14,354                  $ 15,115                    $ 15,767
 2/28/2005          $ 14,281                  $ 15,041                    $ 15,715
 3/31/2005          $ 14,161                  $ 14,918                    $ 15,616
 4/30/2005          $ 14,364                  $ 15,135                    $ 15,862
 5/31/2005          $ 14,479                  $ 15,259                    $ 15,975
 6/30/2005          $ 14,579                  $ 15,354                    $ 16,074
 7/31/2005          $ 14,512                  $ 15,300                    $ 16,002
 8/31/2005          $ 14,667                  $ 15,467                    $ 16,163
 9/30/2005          $ 14,570                  $ 15,368                    $ 16,055
10/31/2005          $ 14,475                  $ 15,271                    $ 15,957
11/30/2005          $ 14,524                  $ 15,326                    $ 16,034
12/31/2005          $ 14,650                  $ 15,462                    $ 16,171
 1/31/2006          $ 14,675                  $ 15,491                    $ 16,215
 2/28/2006          $ 14,762                  $ 15,586                    $ 16,324
 3/31/2006          $ 14,680                  $ 15,503                    $ 16,211
 4/30/2006          $ 14,663                  $ 15,488                    $ 16,206
 5/31/2006          $ 14,729                  $ 15,547                    $ 16,279
 6/30/2006          $ 14,685                  $ 15,504                    $ 16,217
 7/31/2006          $ 14,833                  $ 15,678                    $ 16,410
 8/31/2006          $ 15,023                  $ 15,882                    $ 16,653
 9/30/2006          $ 15,115                  $ 15,983                    $ 16,770
10/31/2006          $ 15,209                  $ 16,071                    $ 16,875
11/30/2006          $ 15,316                  $ 16,187                    $ 17,015
12/31/2006          $ 15,270                  $ 16,142                    $ 16,956
 1/31/2007          $ 15,240                  $ 16,114                    $ 16,913
 2/28/2007          $ 15,402                  $ 16,303                    $ 17,135
 3/31/2007          $ 15,387                  $ 16,275                    $ 17,093
 4/30/2007          $ 15,426                  $ 16,320                    $ 17,144
 5/31/2007          $ 15,339                  $ 16,246                    $ 17,068
 6/30/2007          $ 15,292                  $ 16,185                    $ 16,979

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Class Z shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Class A, B, and C shares as stated in the November 1, 2006, prospectus and for Class Z and Administrator Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income taxes, consistent with capital preservation.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

PORTFOLIO MANAGER                      FUND INCEPTION
   Lyle J. Fitterer, CFA, CPA             10/01/1996

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.38% 1 (excluding sales charge) for the 12-month period that ended June 30, 2007, under-performing its benchmark, the Lehman Brothers 3-Year Municipal Bond Index 2, which returned 3.85% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While municipal market yields started and ended the period at similar levels, they traded in a range of 75 to 80 basis points (100 basis points equals 1.00%), even though the federal funds rate remained unchanged at 5.25% throughout the 12-month period. The yield swings were largely in response to economic indicators that alternated from relatively weak late in 2006 to quite healthy in 2007. Market expectations of Fed policy swung from optimistic to neutral in response to the economic data. We attempted to take advantage of these yield movements by increasing the Fund's interest rate exposure when yields approached the top of the 12-month ranges and reducing that exposure when they fell to near the bottom of those ranges. These portfolio adjustments helped boost the Fund's performance during the period. It took a while for this strategy to work, but by the end of the period, the U.S. Treasury curve between the 2- and 20-year markers had steepened by about 20 basis points. In contrast, the shape of the municipal curve actually flattened by about 10 basis points. The Fund was able to take advantage of the steepened U.S. Treasury curve through the use of Treasury futures.

      Detracting from performance, there has been a plentiful supply of prerefunded bonds during the period, so yield spreads increased slightly and the bonds underperformed relative to other sectors. We used this as an opportunity to add to the Fund's exposure, primarily by buying several of the tobacco bonds that were prerefunded. Also detracting from performance was an underweight to the longer end of the curve as rates sold off and the curve steepened.

      Even though we maintain a bias toward upgrading the Fund's overall credit quality, we still had an overweighted position in lower-quality bonds when compared to the Fund's benchmark. The higher income generated by these bonds combined with good price performance from investor demand caused the bonds to have very good total returns. Tobacco, health care, and housing bonds all had solid performance during the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's exposure to bonds rated AAA and A or lower while simultaneously reducing the Fund's exposure to bonds rated AA. We decreased the Fund's holdings of insured bonds and simultaneously added to our prerefunded holdings. While both of these sectors tended to be rated AAA, the prerefunded bonds are backed by U.S. Treasuries or agencies, and therefore we believed that they represented better credit quality than the monoline insurers (an insurer writing only a single line of insurance contract). The housing sector did very well early in the period, and we used this as an opportunity to further decrease our holdings in the housing sector. More recently, the sector has cheapened relative to other bonds because of the uncertainty surrounding the mortgage market. Because the housing agencies that issue these bonds are generally rated AA or AAA and have not participated in subprime mortgage lending, we have started to add back a little exposure.

      Finally, toward the end of the period, we increased our exposure to the tobacco sector by purchasing some of the Wisconsin tobacco bonds. The state has said that it plans to refund the bonds, but that is somewhat dependent upon interest rates. When rates increased in late June, several holders questioned whether this would ultimately happen, and yield spreads widened. We used this as an opportunity to add some exposure in the Fund.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fed might continue to hold the federal funds rate at 5.25% for the remainder of 2007. Within the tax-exempt marketplace, our bias continues to be toward higher-quality assets. However, we will also pay very close attention to our exposure to many of the monoline insurance companies. Many of these firms have exposure to the subprime mortgage market and even to lower-quality corporate bonds. If defaults increase within these sectors, it could impact the credit worthiness of these insurers. Relative to our benchmark, the Fund is underweighted to the insurers, and more recently, we have favored bonds that are prerefunded with U.S. Treasuries or agencies.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                   Excluding Sales Charge           Gross      Net
                          -------------------------------------   -------------------------------------   Expense   Expense
                          6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Ratio 3   Ratio 4
-----------------------------------------------------------------------------------------------------------------------------
   Class A                 (2.09)      0.28     2.07     3.42       0.93       3.38     2.69     3.74      1.12%     0.85%
-----------------------------------------------------------------------------------------------------------------------------
   Class B                 (2.44)     (0.39)    1.91     2.96       0.56       2.61     1.91     2.96      1.88%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Class C                 (0.35)      1.71     1.90     2.96       0.65       2.71     1.90     2.96      1.88%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              1.06       3.64     2.93     3.99      0.94%     0.60%
-----------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 3-Year Municipal Bond Index 2                 1.24       3.85     2.56     3.93

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (48%)
AA                                                                          (7%)
A                                                                          (12%)
BBB                                                                         (7%)
BB/Ba                                                                       (2%)
Unrated                                                                    (21%)
Cash                                                                        (3%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (18%)
1-3 Years                                                                  (34%)
3-5 Years                                                                  (34%)
5-10 Years                                                                 (13%)
20+ Years                                                                   (1%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                          WELLS FARGO ADVANTAGE
               WELLS FARGO ADVANTAGE      NATIONAL LIMITED-TERM
             NATIONAL LIMITED-TERM TAX-      TAX-FREE FUND -      Lehman Brothers 3-Year
                FREE FUND - Class A        Administrator Class     Municipal Bond Index
 6/30/1997           $  9,700                    $ 10,000                 $ 10,000
 7/31/1997           $  9,875                    $ 10,183                 $ 10,119
 8/31/1997           $  9,808                    $ 10,116                 $ 10,099
 9/30/1997           $  9,890                    $ 10,202                 $ 10,171
10/31/1997           $  9,953                    $ 10,270                 $ 10,216
11/30/1997           $  9,978                    $ 10,297                 $ 10,246
12/31/1997           $ 10,071                    $ 10,396                 $ 10,315
 1/31/1998           $ 10,136                    $ 10,464                 $ 10,383
 2/28/1998           $ 10,140                    $ 10,471                 $ 10,405
 3/31/1998           $ 10,175                    $ 10,510                 $ 10,422
 4/30/1998           $ 10,133                    $ 10,468                 $ 10,408
 5/31/1998           $ 10,247                    $ 10,588                 $ 10,504
 6/30/1998           $ 10,282                    $ 10,626                 $ 10,539
 7/31/1998           $ 10,309                    $ 10,657                 $ 10,577
 8/31/1998           $ 10,424                    $ 10,778                 $ 10,680
 9/30/1998           $ 10,508                    $ 10,867                 $ 10,748
10/31/1998           $ 10,525                    $ 10,887                 $ 10,800
11/30/1998           $ 10,541                    $ 10,905                 $ 10,826
12/31/1998           $ 10,577                    $ 10,945                 $ 10,852
 1/31/1999           $ 10,662                    $ 11,035                 $ 10,951
 2/28/1999           $ 10,644                    $ 11,019                 $ 10,963
 3/31/1999           $ 10,639                    $ 11,016                 $ 10,972
 4/30/1999           $ 10,662                    $ 11,043                 $ 11,006
 5/31/1999           $ 10,627                    $ 11,008                 $ 10,990
 6/30/1999           $ 10,510                    $ 10,889                 $ 10,924
 7/31/1999           $ 10,567                    $ 10,951                 $ 10,979
 8/31/1999           $ 10,543                    $ 10,928                 $ 10,992
 9/30/1999           $ 10,548                    $ 10,936                 $ 11,034
10/31/1999           $ 10,525                    $ 10,914                 $ 11,035
11/30/1999           $ 10,582                    $ 10,975                 $ 11,083
12/31/1999           $ 10,559                    $ 10,954                 $ 11,065
 1/31/2000           $ 10,536                    $ 10,932                 $ 11,085
 2/29/2000           $ 10,584                    $ 10,984                 $ 11,120
 3/31/2000           $ 10,654                    $ 11,059                 $ 11,178
 4/30/2000           $ 10,641                    $ 11,048                 $ 11,179
 5/31/2000           $ 10,628                    $ 11,037                 $ 11,190
 6/30/2000           $ 10,761                    $ 11,177                 $ 11,332
 7/31/2000           $ 10,874                    $ 11,297                 $ 11,423
 8/31/2000           $ 10,967                    $ 11,396                 $ 11,511
 9/30/2000           $ 10,963                    $ 11,394                 $ 11,514
10/31/2000           $ 11,024                    $ 11,460                 $ 11,578
11/30/2000           $ 11,062                    $ 11,501                 $ 11,626
12/31/2000           $ 11,220                    $ 11,668                 $ 11,755
 1/31/2001           $ 11,346                    $ 11,802                 $ 11,934
 2/28/2001           $ 11,383                    $ 11,843                 $ 11,980
 3/31/2001           $ 11,467                    $ 11,932                 $ 12,064
 4/30/2001           $ 11,417                    $ 11,883                 $ 12,046
 5/31/2001           $ 11,521                    $ 11,994                 $ 12,156
 6/30/2001           $ 11,581                    $ 12,059                 $ 12,211
 7/31/2001           $ 11,697                    $ 12,182                 $ 12,310
 8/31/2001           $ 11,824                    $ 12,317                 $ 12,438
 9/30/2001           $ 11,872                    $ 12,370                 $ 12,500
10/31/2001           $ 11,944                    $ 12,447                 $ 12,581
11/30/2001           $ 11,857                    $ 12,359                 $ 12,542
12/31/2001           $ 11,806                    $ 12,308                 $ 12,530
 1/31/2002           $ 11,945                    $ 12,456                 $ 12,689
 2/28/2002           $ 12,069                    $ 12,587                 $ 12,784
 3/31/2002           $ 11,836                    $ 12,347                 $ 12,593
 4/30/2002           $ 12,076                    $ 12,600                 $ 12,778
 5/31/2002           $ 12,136                    $ 12,665                 $ 12,852
 6/30/2002           $ 12,264                    $ 12,801                 $ 12,963
 7/31/2002           $ 12,391                    $ 12,937                 $ 13,064
 8/31/2002           $ 12,496                    $ 13,050                 $ 13,148
 9/30/2002           $ 12,669                    $ 13,233                 $ 13,251
10/31/2002           $ 12,520                    $ 13,080                 $ 13,179
11/30/2002           $ 12,496                    $ 13,058                 $ 13,182
12/31/2002           $ 12,739                    $ 13,315                 $ 13,372
 1/31/2003           $ 12,726                    $ 13,304                 $ 13,414
 2/28/2003           $ 12,871                    $ 13,458                 $ 13,501
 3/31/2003           $ 12,845                    $ 13,433                 $ 13,485
 4/30/2003           $ 12,910                    $ 13,504                 $ 13,522
 5/31/2003           $ 13,104                    $ 13,710                 $ 13,626
 6/30/2003           $ 13,073                    $ 13,680                 $ 13,604
 7/31/2003           $ 12,795                    $ 13,392                 $ 13,482
 8/31/2003           $ 12,883                    $ 13,487                 $ 13,550
 9/30/2003           $ 13,136                    $ 13,755                 $ 13,753
10/31/2003           $ 13,093                    $ 13,713                 $ 13,688
11/30/2003           $ 13,143                    $ 13,767                 $ 13,701
12/31/2003           $ 13,156                    $ 13,784                 $ 13,730
 1/31/2004           $ 13,217                    $ 13,852                 $ 13,778
 2/29/2004           $ 13,358                    $ 13,993                 $ 13,895
 3/31/2004           $ 13,287                    $ 13,934                 $ 13,857
 4/30/2004           $ 13,106                    $ 13,734                 $ 13,718
 5/31/2004           $ 13,046                    $ 13,674                 $ 13,663
 6/30/2004           $ 13,057                    $ 13,688                 $ 13,688
 7/31/2004           $ 13,143                    $ 13,781                 $ 13,789
 8/31/2004           $ 13,302                    $ 13,939                 $ 13,935
 9/30/2004           $ 13,318                    $ 13,971                 $ 13,950
10/31/2004           $ 13,359                    $ 14,016                 $ 13,989
11/30/2004           $ 13,277                    $ 13,934                 $ 13,922
12/31/2004           $ 13,356                    $ 14,020                 $ 13,977
 1/31/2005           $ 13,336                    $ 13,989                 $ 13,957
 2/28/2005           $ 13,301                    $ 13,955                 $ 13,915
 3/31/2005           $ 13,245                    $ 13,899                 $ 13,869
 4/30/2005           $ 13,311                    $ 13,984                 $ 13,940
 5/31/2005           $ 13,343                    $ 14,020                 $ 13,965
 6/30/2005           $ 13,397                    $ 14,081                 $ 14,038
 7/31/2005           $ 13,391                    $ 14,077                 $ 14,004
 8/31/2005           $ 13,423                    $ 14,101                 $ 14,050
 9/30/2005           $ 13,417                    $ 14,097                 $ 14,057
10/31/2005           $ 13,386                    $ 14,081                 $ 14,036
11/30/2005           $ 13,405                    $ 14,103                 $ 14,049
12/31/2005           $ 13,464                    $ 14,155                 $ 14,098
 1/31/2006           $ 13,473                    $ 14,181                 $ 14,129
 2/28/2006           $ 13,491                    $ 14,203                 $ 14,140
 3/31/2006           $ 13,487                    $ 14,188                 $ 14,115
 4/30/2006           $ 13,509                    $ 14,227                 $ 14,139
 5/31/2006           $ 13,559                    $ 14,283                 $ 14,188
 6/30/2006           $ 13,546                    $ 14,272                 $ 14,163
 7/31/2006           $ 13,636                    $ 14,357                 $ 14,259
 8/31/2006           $ 13,727                    $ 14,469                 $ 14,370
 9/30/2006           $ 13,793                    $ 14,527                 $ 14,436
10/31/2006           $ 13,833                    $ 14,573                 $ 14,480
11/30/2006           $ 13,872                    $ 14,631                 $ 14,530
12/31/2006           $ 13,874                    $ 14,636                 $ 14,527
 1/31/2007           $ 13,889                    $ 14,642                 $ 14,527
 2/28/2007           $ 13,966                    $ 14,726                 $ 14,626
 3/31/2007           $ 13,996                    $ 14,773                 $ 14,668
 4/30/2007           $ 14,037                    $ 14,806                 $ 14,698
 5/31/2007           $ 14,014                    $ 14,785                 $ 14,697
 6/30/2007           $ 14,003                    $ 14,791                 $ 14,708

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Class A, B, and C shares as stated in the November 1, 2006, prospectus and for Administrator Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflect all operating expenses and for Class A, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

INVESMTENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Lyle J. Fitterer, CFA, CPA              08/01/1989
   Kenneth M. Salinger, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.60% 1 (excluding sales charge) for the 12-month period that ended June 30, 2007, underperforming its benchmark, the Lehman Brothers Municipal Bond Index 2, which returned 4.69% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While municipal market yields started and ended the period at similar levels, they traded in a range of 75 to 80 basis points (100 basis points equals 1.00%), even though the federal funds rate remained unchanged at 5.25% throughout the 12-month period. The yield swings were largely in response to economic indicators that alternated from relatively weak late in 2006 to quite healthy in 2007. Market expectations of Fed policy swung from optimistic to neutral in response to the economic data. We attempted to take advantage of these yield movements by increasing the Fund's interest rate sensitivity when yields approached the top of the 12-month ranges and reducing that exposure when they fell to near the bottom of the ranges. These portfolio adjustments helped boost the fund's performance during the period.

      Fund performance was hurt by the credit deterioration of two securities--a student housing facility in Texas and a health care project in Oregon. These two bonds were downgraded during the period, which reduced the value of these securities. In general, however, lower-quality credits continued to help the overall performance of the portfolio. More specifically, our holdings in the tobacco sector and noninvestment-grade bonds performed very well.

      The Fund benefited from our ability to actively trade higher-quality, new issues. While this did increase the Fund's turnover, in the end it enhanced our total return and also helped us manage the Fund's long-term tax efficiency.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We shifted the Fund's interest rate exposure during the period, decreasing exposure when rates moved lower and increasing exposure when rates moved higher. However, our current interest rate exposure is about neutral compared to the benchmark, which is about where it was at the beginning of the 12-month period.

      We maintained our underweighted position to New York while adding California issues. We have also started to look more closely at some of the higher-rated (AA or better) health care deals. Increased supply caused yield premiums to increase. We are focused on higher-quality hospital bonds because yield spreads between AA and BBB hospital bonds remained at historically low levels.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fed has been on hold for more than 12 months, and we believe that it might continue to hold the federal funds rate at 5.25% for the remainder of 2007. While the overall economy remains relatively strong, we believe that the housing slowdown will ultimately have a greater impact on the consumer and consequently the broader economy.

      Our bias continues to be toward higher-quality assets. However, we will also pay very close attention to our exposure to many of the monoline insurance companies (an insurer writing only a single line of insurance contracts). Many of these firms have exposure to the subprime mortgage market and even to lower-quality corporate bonds. If defaults increase within these sectors, it could impact the creditworthiness of these insurers. Because 45% of municipal bonds are insured, we will always have exposure to these types of bonds. However, our credit research staff looks at all of the underlying ratings to make sure that we are comfortable with the bonds even if the insurer's credit profile declines.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                   Excluding Sales Charge           Gross      Net
                          -------------------------------------   -------------------------------------   Expense   Expense
                          6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Ratio 3   Ratio 4
-----------------------------------------------------------------------------------------------------------------------------
   Class A                  (4.35)    (0.11)    3.42     4.55       0.16       4.60     4.38     5.03      1.05%     0.85%
-----------------------------------------------------------------------------------------------------------------------------
   Class B                  (5.12)    (1.18)    3.27     4.26      (0.12)      3.82     3.62     4.26      1.81%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Class C                  (1.21)     2.82     3.60     4.25      (0.21)      3.82     3.60     4.25      1.81%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              0.28       4.75     4.62     5.21      0.87%     0.60%
-----------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index 2                        0.14       4.69     4.61     5.44

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (50%)
AA                                                                         (21%)
A                                                                           (7%)
BBB                                                                         (5%)
BB/Ba                                                                       (1%)
Unrated                                                                    (16%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                    (8%)
1-3 Years                                                                  (17%)
3-5 Years                                                                  (10%)
5-10 Years                                                                 (42%)
10-20 Years                                                                (18%)
20+ Years                                                                   (5%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
             NATIONAL TAX-FREE FUND     NATIONAL TAX-FREE -     Lehman Brothers Municipal
                    - Class A           Administrator Class            Bond Index
 6/30/1997           $  9,550                 $ 10,000                  $ 10,000
 7/31/1997           $  9,847                 $ 10,311                  $ 10,277
 8/31/1997           $  9,728                 $ 10,176                  $ 10,180
 9/30/1997           $  9,855                 $ 10,319                  $ 10,302
10/31/1997           $  9,926                 $ 10,384                  $ 10,367
11/30/1997           $ 10,006                 $ 10,478                  $ 10,429
12/31/1997           $ 10,204                 $ 10,675                  $ 10,581
 1/31/1998           $ 10,287                 $ 10,771                  $ 10,690
 2/28/1998           $ 10,278                 $ 10,762                  $ 10,693
 3/31/1998           $ 10,293                 $ 10,777                  $ 10,703
 4/30/1998           $ 10,198                 $ 10,678                  $ 10,655
 5/31/1998           $ 10,429                 $ 10,910                  $ 10,823
 6/30/1998           $ 10,472                 $ 10,955                  $ 10,865
 7/31/1998           $ 10,487                 $ 10,970                  $ 10,892
 8/31/1998           $ 10,680                 $ 11,183                  $ 11,061
 9/30/1998           $ 10,843                 $ 11,354                  $ 11,199
10/31/1998           $ 10,785                 $ 11,293                  $ 11,199
11/30/1998           $ 10,858                 $ 11,358                  $ 11,239
12/31/1998           $ 10,861                 $ 11,373                  $ 11,267
 1/31/1999           $ 10,976                 $ 11,482                  $ 11,401
 2/28/1999           $ 10,903                 $ 11,406                  $ 11,351
 3/31/1999           $ 10,897                 $ 11,410                  $ 11,366
 4/30/1999           $ 10,940                 $ 11,455                  $ 11,395
 5/31/1999           $ 10,850                 $ 11,351                  $ 11,329
 6/30/1999           $ 10,667                 $ 11,158                  $ 11,166
 7/31/1999           $ 10,662                 $ 11,153                  $ 11,206
 8/31/1999           $ 10,510                 $ 11,006                  $ 11,116
 9/30/1999           $ 10,452                 $ 10,945                  $ 11,121
10/31/1999           $ 10,289                 $ 10,775                  $ 11,001
11/30/1999           $ 10,411                 $ 10,893                  $ 11,117
12/31/1999           $ 10,277                 $ 10,754                  $ 11,034
 1/31/2000           $ 10,143                 $ 10,627                  $ 10,985
 2/29/2000           $ 10,317                 $ 10,800                  $ 11,113
 3/31/2000           $ 10,594                 $ 11,102                  $ 11,355
 4/30/2000           $ 10,534                 $ 11,030                  $ 11,288
 5/31/2000           $ 10,442                 $ 10,947                  $ 11,229
 6/30/2000           $ 10,720                 $ 11,240                  $ 11,527
 7/31/2000           $ 10,925                 $ 11,445                  $ 11,687
 8/31/2000           $ 11,098                 $ 11,640                  $ 11,867
 9/30/2000           $ 11,013                 $ 11,553                  $ 11,805
10/31/2000           $ 11,131                 $ 11,667                  $ 11,934
11/30/2000           $ 11,214                 $ 11,768                  $ 12,025
12/31/2000           $ 11,592                 $ 12,166                  $ 12,322
 1/31/2001           $ 11,668                 $ 12,236                  $ 12,444
 2/28/2001           $ 11,715                 $ 12,287                  $ 12,483
 3/31/2001           $ 11,802                 $ 12,392                  $ 12,596
 4/30/2001           $ 11,659                 $ 12,233                  $ 12,460
 5/31/2001           $ 11,769                 $ 12,362                  $ 12,594
 6/30/2001           $ 11,889                 $ 12,478                  $ 12,679
 7/31/2001           $ 12,092                 $ 12,693                  $ 12,866
 8/31/2001           $ 12,307                 $ 12,921                  $ 13,079
 9/30/2001           $ 12,274                 $ 12,888                  $ 13,034
10/31/2001           $ 12,397                 $ 13,032                  $ 13,189
11/30/2001           $ 12,270                 $ 12,901                  $ 13,079
12/31/2001           $ 12,133                 $ 12,747                  $ 12,954
 1/31/2002           $ 12,283                 $ 12,907                  $ 13,178
 2/28/2002           $ 12,415                 $ 13,061                  $ 13,337
 3/31/2002           $ 12,205                 $ 12,842                  $ 13,075
 4/30/2002           $ 12,379                 $ 13,014                  $ 13,330
 5/31/2002           $ 12,468                 $ 13,110                  $ 13,411
 6/30/2002           $ 12,593                 $ 13,256                  $ 13,554
 7/31/2002           $ 12,780                 $ 13,455                  $ 13,728
 8/31/2002           $ 12,919                 $ 13,604                  $ 13,893
 9/30/2002           $ 13,167                 $ 13,867                  $ 14,197
10/31/2002           $ 12,934                 $ 13,611                  $ 13,962
11/30/2002           $ 12,871                 $ 13,548                  $ 13,903
12/31/2002           $ 13,110                 $ 13,815                  $ 14,196
 1/31/2003           $ 13,024                 $ 13,715                  $ 14,161
 2/28/2003           $ 13,223                 $ 13,926                  $ 14,359
 3/31/2003           $ 13,199                 $ 13,904                  $ 14,368
 4/30/2003           $ 13,300                 $ 14,014                  $ 14,463
 5/31/2003           $ 13,555                 $ 14,286                  $ 14,801
 6/30/2003           $ 13,500                 $ 14,230                  $ 14,737
 7/31/2003           $ 13,099                 $ 13,811                  $ 14,222
 8/31/2003           $ 13,200                 $ 13,920                  $ 14,328
 9/30/2003           $ 13,520                 $ 14,260                  $ 14,750
10/31/2003           $ 13,445                 $ 14,184                  $ 14,676
11/30/2003           $ 13,584                 $ 14,334                  $ 14,828
12/31/2003           $ 13,686                 $ 14,458                  $ 14,951
 1/31/2004           $ 13,762                 $ 14,527                  $ 15,037
 2/29/2004           $ 14,017                 $ 14,799                  $ 15,264
 3/31/2004           $ 13,946                 $ 14,741                  $ 15,210
 4/30/2004           $ 13,556                 $ 14,319                  $ 14,850
 5/31/2004           $ 13,540                 $ 14,319                  $ 14,796
 6/30/2004           $ 13,603                 $ 14,374                  $ 14,850
 7/31/2004           $ 13,789                 $ 14,573                  $ 15,046
 8/31/2004           $ 14,058                 $ 14,861                  $ 15,347
 9/30/2004           $ 14,189                 $ 15,002                  $ 15,428
10/31/2004           $ 14,279                 $ 15,115                  $ 15,561
11/30/2004           $ 14,137                 $ 14,954                  $ 15,433
12/31/2004           $ 14,325                 $ 15,156                  $ 15,621
 1/31/2005           $ 14,445                 $ 15,286                  $ 15,767
 2/28/2005           $ 14,397                 $ 15,252                  $ 15,715
 3/31/2005           $ 14,283                 $ 15,121                  $ 15,616
 4/30/2005           $ 14,514                 $ 15,368                  $ 15,862
 5/31/2005           $ 14,650                 $ 15,515                  $ 15,975
 6/30/2005           $ 14,835                 $ 15,714                  $ 16,074
 7/31/2005           $ 14,746                 $ 15,624                  $ 16,002
 8/31/2005           $ 14,911                 $ 15,802                  $ 16,163
 9/30/2005           $ 14,807                 $ 15,695                  $ 16,055
10/31/2005           $ 14,674                 $ 15,558                  $ 15,957
11/30/2005           $ 14,738                 $ 15,629                  $ 16,034
12/31/2005           $ 14,904                 $ 15,808                  $ 16,171
 1/31/2006           $ 14,956                 $ 15,881                  $ 16,215
 2/28/2006           $ 15,032                 $ 15,950                  $ 16,324
 3/31/2006           $ 14,926                 $ 15,840                  $ 16,211
 4/30/2006           $ 14,903                 $ 15,820                  $ 16,206
 5/31/2006           $ 14,970                 $ 15,894                  $ 16,279
 6/30/2006           $ 14,918                 $ 15,858                  $ 16,217
 7/31/2006           $ 15,087                 $ 16,025                  $ 16,410
 8/31/2006           $ 15,300                 $ 16,255                  $ 16,653
 9/30/2006           $ 15,395                 $ 16,358                  $ 16,770
10/31/2006           $ 15,506                 $ 16,480                  $ 16,875
11/30/2006           $ 15,630                 $ 16,616                  $ 17,015
12/31/2006           $ 15,580                 $ 16,565                  $ 16,956
 1/31/2007           $ 15,544                 $ 16,547                  $ 16,913
 2/28/2007           $ 15,737                 $ 16,739                  $ 17,135
 3/31/2007           $ 15,701                 $ 16,705                  $ 17,093
 4/30/2007           $ 15,753                 $ 16,780                  $ 17,144
 5/31/2007           $ 15,687                 $ 16,697                  $ 17,068
 6/30/2007           $ 15,604                 $ 16,628                  $ 16,979

--------------------------------------------------------------------------------

3 Reflects the gross expense ratio for Class A, B, and C shares as stated in the November 1, 2006, prospectus and for Administrator Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Julio C. Bonilla                        08/31/1989
   Wendy Casetta

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 3.68% 1 for the 12-month period that ended June 30, 2007, underperforming its benchmark, the Lehman Brothers Municipal Bond Index 2, which returned 4.69% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Economic growth moderated during the period and allowed the Fed to keep the federal funds rate at 5.25%. While interest rates began and ended the period at similar levels, yields fluctuated by 75 to 80 basis points (100 basis points equals 1.00%). We took advantage of the fluctuations by increasing the Fund's interest rate exposure when rates hit the top end of the range and decreasing our exposure when rates drifted lower. We also used U.S. Treasury futures to extend the Fund's duration and take advantage of the curve steepening in the Treasury market.

      Housing bonds were one of the poorest performing sectors, and the Fund had a slightly overweighted position versus the benchmark in the single-family mortgage sector. With increased interest rate volatility, prepayment risk became more uncertain, and investors demanded a higher yield to own these types of bonds. Also contributing to the underperformance was a holding for the Omaha Convention Hotel Corporation. In June 2007, a news article reported that several competing hotels were under construction within a four-block radius of the convention center and hotel. While the bonds are insured by AMBAC, a triple-A insurer, the price of the bonds decreased as investors perceived higher risk. In addition, most bonds issued in Nebraska have a five-year call feature. In a rising interest rate environment like we had in the past year, this type of bond tends to underperform.

      The Fund held three positions that were prerefunded during the period, which positively contributed to Fund's performance. Bonds that are prerefunded increase in value following news of their refunding because of their relatively high coupons, higher credit quality, and shorter maturities. We also took the opportunity to add a bond issued by Virgin Islands Water & Power Authority Electric System. The issue is exempt from federal taxes and from Nebraska state taxes but was issued at a very attractive spread compared to a Nebraska issue that had a similar rating.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Trading opportunities were somewhat limited due to the limited supply of Nebraska bonds. However, we were able to take advantage of attractive short-term interest rates by purchasing an auction-rate security issued by the Nebraska Investment Finance Authority for Children's Hospital. We also bought an insured bond issued by the Commonwealth of Puerto Rico that matures in 2020 in order to offset the short duration of the weekly auction rate security and to slightly lengthen the Fund's duration. We will continue to look for attractively priced, higher-yielding opportunities that are exempt from Nebraska state tax. We will also look to add positions in bonds issued by Puerto Rico or Virgin Islands to add additional duration to the Fund while retaining the tax-exempt status for the state of Nebraska.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fed might keep the federal funds rate at 5.25% for the remainder of 2007. While the economy showed some signs of slowing in the first quarter of 2007, the second quarter has shown some signs of recovery. The strong job market has offset some of the weakness in the housing market, the equity markets continue to climb higher, and consumer spending remains strong. While we believe that the downturn in the housing market will adversely affect the consumer in the future, it appears that it will take longer than we had originally anticipated.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO NEBRASKA MUNICIPAL SECURITIES RISK AND NONDIVERSIFICATION RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Prior to April 11, 2005, the Wells Fargo Advantage Nebraska Tax-Free Fund - Administrator Class was named the Wells Fargo Nebraska Tax-Free Fund - Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of an unregistered predecessor Common Trust Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                         Gross      Net
                                                                                        Expense   Expense
                                                6-Months*   1-Year   5-Year   10-Year   Ratio 3   Ratio 4
-----------------------------------------------------------------------------------------------------------
   Administrator Class                            0.44       3.68     3.58      4.27     0.88%     0.75%
-----------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index 2      0.14       4.69     4.61      5.44
-----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (55%)
AA                                                                         (30%)
A                                                                           (7%)
BBB                                                                         (7%)
Unrated                                                                     (1%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                    (7%)
1-3 Years                                                                  (12%)
3-5 Years                                                                  (37%)
5-10 Years                                                                 (39%)
10-20 Years                                                                 (4%)
20 + Years                                                                  (1%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE
             NEBRASKA TAX-FREE FUND -   Lehman Brothers Municipal
               Administrator Class              Bond Index
 6/30/1997           $ 10,000                    $ 10,000
 7/31/1997           $ 10,159                    $ 10,277
 8/31/1997           $ 10,099                    $ 10,180
 9/30/1997           $ 10,195                    $ 10,302
10/31/1997           $ 10,231                    $ 10,367
11/30/1997           $ 10,267                    $ 10,429
12/31/1997           $ 10,387                    $ 10,581
 1/31/1998           $ 10,466                    $ 10,690
 2/28/1998           $ 10,469                    $ 10,693
 3/31/1998           $ 10,465                    $ 10,703
 4/30/1998           $ 10,419                    $ 10,655
 5/31/1998           $ 10,550                    $ 10,823
 6/30/1998           $ 10,565                    $ 10,865
 7/31/1998           $ 10,592                    $ 10,892
 8/31/1998           $ 10,735                    $ 11,061
 9/30/1998           $ 10,835                    $ 11,199
10/31/1998           $ 10,840                    $ 11,199
11/30/1998           $ 10,866                    $ 11,239
12/31/1998           $ 10,904                    $ 11,267
 1/31/1999           $ 11,007                    $ 11,401
 2/28/1999           $ 10,955                    $ 11,351
 3/31/1999           $ 10,950                    $ 11,366
 4/30/1999           $ 10,978                    $ 11,395
 5/31/1999           $ 10,919                    $ 11,329
 6/30/1999           $ 10,782                    $ 11,166
 7/31/1999           $ 10,831                    $ 11,206
 8/31/1999           $ 10,793                    $ 11,116
 9/30/1999           $ 10,786                    $ 11,121
10/31/1999           $ 10,714                    $ 11,001
11/30/1999           $ 10,808                    $ 11,117
12/31/1999           $ 10,758                    $ 11,034
 1/31/2000           $ 10,698                    $ 10,985
 2/29/2000           $ 10,814                    $ 11,113
 3/31/2000           $ 10,980                    $ 11,355
 4/30/2000           $ 10,918                    $ 11,288
 5/31/2000           $ 10,867                    $ 11,229
 6/30/2000           $ 11,124                    $ 11,527
 7/31/2000           $ 11,257                    $ 11,687
 8/31/2000           $ 11,379                    $ 11,867
 9/30/2000           $ 11,317                    $ 11,805
10/31/2000           $ 11,429                    $ 11,934
11/30/2000           $ 11,495                    $ 12,025
12/31/2000           $ 11,767                    $ 12,322
 1/31/2001           $ 11,858                    $ 12,444
 2/28/2001           $ 11,910                    $ 12,483
 3/31/2001           $ 11,989                    $ 12,596
 4/30/2001           $ 11,877                    $ 12,460
 5/31/2001           $ 11,980                    $ 12,594
 6/30/2001           $ 12,058                    $ 12,679
 7/31/2001           $ 12,197                    $ 12,866
 8/31/2001           $ 12,348                    $ 13,079
 9/30/2001           $ 12,318                    $ 13,034
10/31/2001           $ 12,436                    $ 13,189
11/30/2001           $ 12,334                    $ 13,079
12/31/2001           $ 12,252                    $ 12,954
 1/31/2002           $ 12,408                    $ 13,178
 2/28/2002           $ 12,536                    $ 13,337
 3/31/2002           $ 12,335                    $ 13,075
 4/30/2002           $ 12,553                    $ 13,330
 5/31/2002           $ 12,635                    $ 13,411
 6/30/2002           $ 12,741                    $ 13,554
 7/31/2002           $ 12,912                    $ 13,728
 8/31/2002           $ 13,059                    $ 13,893
 9/30/2002           $ 13,343                    $ 14,197
10/31/2002           $ 13,097                    $ 13,962
11/30/2002           $ 13,027                    $ 13,903
12/31/2002           $ 13,352                    $ 14,196
 1/31/2003           $ 13,270                    $ 14,161
 2/28/2003           $ 13,453                    $ 14,359
 3/31/2003           $ 13,473                    $ 14,368
 4/30/2003           $ 13,556                    $ 14,463
 5/31/2003           $ 13,850                    $ 14,801
 6/30/2003           $ 13,749                    $ 14,737
 7/31/2003           $ 13,268                    $ 14,222
 8/31/2003           $ 13,405                    $ 14,328
 9/30/2003           $ 13,761                    $ 14,750
10/31/2003           $ 13,671                    $ 14,676
11/30/2003           $ 13,820                    $ 14,828
12/31/2003           $ 13,914                    $ 14,951
 1/31/2004           $ 13,932                    $ 15,037
 2/29/2004           $ 14,178                    $ 15,264
 3/31/2004           $ 14,060                    $ 15,210
 4/30/2004           $ 13,735                    $ 14,850
 5/31/2004           $ 13,739                    $ 14,796
 6/30/2004           $ 13,797                    $ 14,850
 7/31/2004           $ 13,925                    $ 15,046
 8/31/2004           $ 14,163                    $ 15,347
 9/30/2004           $ 14,193                    $ 15,428
10/31/2004           $ 14,295                    $ 15,561
11/30/2004           $ 14,131                    $ 15,433
12/31/2004           $ 14,303                    $ 15,621
 1/31/2005           $ 14,422                    $ 15,767
 2/28/2005           $ 14,336                    $ 15,715
 3/31/2005           $ 14,211                    $ 15,616
 4/30/2005           $ 14,416                    $ 15,862
 5/31/2005           $ 14,508                    $ 15,975
 6/30/2005           $ 14,584                    $ 16,074
 7/31/2005           $ 14,515                    $ 16,002
 8/31/2005           $ 14,634                    $ 16,163
 9/30/2005           $ 14,533                    $ 16,055
10/31/2005           $ 14,448                    $ 15,957
11/30/2005           $ 14,509                    $ 16,034
12/31/2005           $ 14,620                    $ 16,171
 1/31/2006           $ 14,669                    $ 16,215
 2/28/2006           $ 14,728                    $ 16,324
 3/31/2006           $ 14,642                    $ 16,211
 4/30/2006           $ 14,631                    $ 16,206
 5/31/2006           $ 14,696                    $ 16,279
 6/30/2006           $ 14,655                    $ 16,217
 7/31/2006           $ 14,797                    $ 16,410
 8/31/2006           $ 14,955                    $ 16,653
 9/30/2006           $ 15,035                    $ 16,770
10/31/2006           $ 15,086                    $ 16,875
11/30/2006           $ 15,182                    $ 17,015
12/31/2006           $ 15,128                    $ 16,956
 1/31/2007           $ 15,118                    $ 16,913
 2/28/2007           $ 15,289                    $ 17,135
 3/31/2007           $ 15,278                    $ 17,093
 4/30/2007           $ 15,329                    $ 17,144
 5/31/2007           $ 15,255                    $ 17,068
 6/30/2007           $ 15,194                    $ 16,979

--------------------------------------------------------------------------------

3 Reflects the gross expense ratio as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                               Beginning      Ending
                                                                                Account       Account       Expenses      Net Annual
                                                                                 Value         Value       Paid During     Expense
                                                                               01/01/2007    06/30/2007   the Period(1)     Ratio
   WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class A
   Actual                                                                       $1,000.00    $1,008.10        $4.23         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.58        $4.26         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class C
   Actual                                                                       $1,000.00    $1,004.30        $7.95         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86        $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage California Limited-Term Tax-Free Fund -
   Administrator Class
   Actual                                                                       $1,000.00    $1,009.20        $2.99         0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.82        $3.01         0.60%

   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage California Tax-Free Fund - Class A
   Actual                                                                       $1,000.00    $  999.80        $3.97         0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.83        $4.01         0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage California Tax-Free Fund - Class B
   Actual                                                                       $1,000.00    $  997.40        $7.68         1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,017.11        $7.75         1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage California Tax-Free Fund - Class C
   Actual                                                                       $1,000.00    $  996.50        $7.67         1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,017.11        $7.75         1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage California Tax-Free Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,001.10        $2.73         0.55%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,022.07        $2.76         0.55%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                               Beginning      Ending
                                                                                Account       Account        Expenses     Net Annual
                                                                                 Value         Value       Paid During     Expense
                                                                               01/01/2007    06/30/2007   the Period(1)     Ratio
   WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Colorado Tax-Free Fund - Class A
   Actual                                                                       $1,000.00    $1,002.70        $4.57(2)      0.92%(3)
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.23        $4.61(2)      0.92%(3)
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Colorado Tax-Free Fund - Class B
   Actual                                                                       $1,000.00    $  999.10        $8.28(2)      1.67%(3)
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.51        $8.35(2)      1.67%(3)
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Colorado Tax-Free Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,004.00        $3.33(2)      0.67%(3)
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.47        $3.36(2)      0.67%(3)

   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Minnesota Tax-Free Fund - Class A
   Actual                                                                       $1,000.00    $1,001.40        $4.22         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.58        $4.26         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Minnesota Tax-Free Fund - Class B
   Actual                                                                       $1,000.00    $  996.80        $7.92         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86        $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Minnesota Tax-Free Fund - Class C
   Actual                                                                       $1,000.00    $  997.70        $7.93         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86        $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Minnesota Tax-Free Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,002.70        $2.98         0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.82        $3.01         0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Minnesota Tax-Free Fund - Class Z
   Actual                                                                       $1,000.00    $1,001.90        $3.72         0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.08        $3.76         0.75%

   WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class A
   Actual                                                                       $1,000.00    $1,009.30        $4.23         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.58        $4.26         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class B
   Actual                                                                       $1,000.00    $1,005.60        $7.96         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86        $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class C
   Actual                                                                       $1,000.00    $1,006.50        $7.96         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86        $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Limited-Term Tax-Free Fund -
   Administrator Class
   Actual                                                                       $1,000.00    $1,010.60        $2.99         0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.82        $3.01         0.60%

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Beginning      Ending
                                                                                Account       Account        Expenses     Net Annual
                                                                                 Value         Value       Paid During     Expense
                                                                               01/01/2007    06/30/2007   the Period(1)     Ratio
   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Tax-Free Fund - Class A
   Actual                                                                       $1,000.00    $1,001.60        $4.22         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.58        $4.26         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Tax-Free Fund - Class B
   Actual                                                                       $1,000.00    $  998.80        $7.93         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86        $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Tax-Free Fund - Class C
   Actual                                                                       $1,000.00    $  997.90        $7.93         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86        $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage National Tax-Free Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,003.80        $2.98         0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.82        $3.01         0.60%

   WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Nebraska Tax-Free Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,004.40        $3.73         0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.08        $3.76         0.75%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2) Actual expenses paid during the period using the net expense ratios excluding interest expense and fees for Class A, Class B and Administration Class were $4.22, $7.93 and $2.98, respectively. Hypothetical expenses paid during the period using the net expenses ratios excluding interest expense and fees for Class A, Class B and Administration Class were $4.26, $8.00 and $3.01, respectively.

(3) The net expense ratios excluding interest expense and fees for Class A, Class B and Administration Class were 0.85%, 1.60% and 0.60%, respectively.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 100.23%

CALIFORNIA - 96.21%
$ 1,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
             FOUNDATION PROJECT (HCFR)                                                 5.00%        07/01/2007    $    1,100,044
  1,105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
             FOUNDATION PROJECT (HCFR)                                                 5.00         07/01/2008         1,113,177
    170,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
             HOSPITAL ASSOCIATION SERIES C (HCFR)                                      4.00         03/01/2008           169,913
    500,000  ANTIOCH AREA PUBLIC FACILITIES FINANCING AGENCY COMMUNITY
             FACILITIES DISTRICT #1989-1 PREREFUNDED (SPECIAL TAX REVENUE,
             AMBAC INSURED)SS.                                                         5.70         08/01/2022           524,020
  1,375,000  CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2 PREREFUNDED
             (TAX REVENUE)SS.                                                          7.00         09/01/2026         1,532,135
    600,000  CALIFORNIA CASA COLINA PROJECT (HCFR)                                     5.50         04/01/2013           624,864
     85,000  CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)SS.+/-                 4.45         07/01/2026            86,655
    915,000  CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA REVENUE)SS.+/-          4.45         07/01/2026           924,022
  1,000,000  CALIFORNIA HFFA UNREFUNDED BALANCE HEALTH CATHOLIC SERIES A
             PREREFUNDED (HFFA REVENUE, MBIA INSURED)SS.                               5.75         07/01/2010         1,010,100
    485,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J. PAUL GETTY
             SERIES A (OTHER REVENUE)SS.+/-                                            4.00         10/01/2023           485,621
  1,035,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS CENTRAL
             CALIFORNIA (HFFA REVENUE)                                                 5.00         02/01/2012         1,055,772
  1,000,000  CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT PROJECT
             SERIES A (PCR)SS.+/-                                                      5.13         07/01/2031         1,023,710
  1,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
             SECURITIES PROGRAM SERIES C PUTTABLE (HOUSING REVENUE, GNMA
             INSURED)SS.                                                               4.10         08/01/2039           988,800
  2,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
             SECURITIES SERIES A (SFHR, FNMA INSURED)                                  4.20         02/01/2027         1,983,740
    500,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY B3 (MFHR LOC)SS.+/-        3.70         05/01/2034           500,000
  1,100,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
             REVENUE)SS.+/-                                                            3.79         05/01/2022         1,100,000
  1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
             WASTEWATER AUTHORITY REVENUE)SS.+/-                                       3.70         05/01/2022         1,000,000
  1,000,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)           5.00         01/01/2008         1,006,550
  1,000,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX REVENUE,
             FIRST SECURITY BANK LOC)SS.+/-                                            3.71         07/01/2023         1,000,000
  1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
             SERIES C (LEASE REVENUE)                                                  5.25         11/01/2008         1,274,525
    100,000  CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA STATE
             UNIVERSITY SERIES A (LEASE REVENUE)                                       5.50         10/01/2010           104,903
    985,000  CALIFORNIA STATE PUBLIC WORKS BOARD PUTTERS SERIES 962 (LEASE
             REVENUE, MBIA INSURED)SS.+/-                                              3.75         05/01/2013           985,000
  1,000,000  CALIFORNIA STATE SERIES A (HFFA REVENUE LOC, MBIA INSURED)SS.+/-          3.81         09/01/2028         1,000,000
    745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
             AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY REVENUE)        5.00         07/01/2010           768,244
    800,000  CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, FIRST
             SECURITY BANK LOC)                                                        5.15         12/01/2015           822,264
    750,000  CALIFORNIA STATEWIDE CDA (ACA INSURED)SS.+/-                              3.95         05/15/2029           750,000
  1,000,000  CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
             (SOLID WASTE REVENUE)                                                     4.95         12/01/2012         1,033,060
    500,000  CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE, MBIA
             INSURED)                                                                  5.50         09/01/2014           532,900
  1,000,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
             (GO - STATES, TERRITORIES)                                                4.60         11/01/2013           990,300
    600,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A3
             (HOUSING REVENUE)SS.+/-                                                   5.10         05/15/2025           612,624
  1,000,000  CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH SYSTEMS (HFFA
             REVENUE, MBIA INSURED)                                                    5.50         08/15/2012         1,043,770
    500,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HCFR)SS.+/-          4.70         11/01/2036           506,770

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$   700,000  CALIFORNIA STATEWIDE CDA MULTI-FAMILY CORPORATION FUND FOR HOUSING
             A PREREFUNDED (HOUSING REVENUE)SS.                                        6.50%        12/01/2029    $      757,309
    775,000  CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1 (HOUSING
             REVENUE)                                                                  4.25         07/01/2012           757,718
    700,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION (HCFR, ACA
             INSURED)SS.+/-                                                            4.00         12/01/2028           700,000
  1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER
             REVENUE, AMBAC INSURED)                                                   5.50         08/01/2011         1,453,565
  1,000,000  CALIFORNIA STATEWIDE CDA SOUTHERN CA EDUCATION COMMUNITY SERIES A
             (IDR, XLCA INSURED)SS.+/-                                                 4.10         04/01/2028           995,890
    505,000  CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY REVENUE)       4.10         11/01/2010           508,742
  1,000,000  CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL PROJECT
             (ELECTRIC REVENUE, MBIA INSURED)                                          5.25         07/01/2010         1,024,700
    710,000  COLTON CA PUBLIC FINANCING AUTHORITY SERIES A (GO - BOND BANK,
             AMBAC INSURED)%%                                                          4.00         04/01/2014           708,303
    650,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE REVENUE)        4.80         08/01/2020           638,326
  1,000,000  CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT (LEASE
             REVENUE, MBIA INSURED)                                                    5.25         11/01/2010         1,024,780
    500,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
             RABOBANK NEDERLAND LOC)SS.+/-                                             3.95         04/15/2046           500,120
  1,200,000  CONTRA COSTA COUNTY CA SERIES K (WATER REVENUE, FIRST SECURITY
             BANK LOC)                                                                 5.00         10/01/2009         1,234,440
     95,000  CORONA CA REDEVELOPMENT AGENCY TEMESCAL CANYON PROJECT AREA SERIES
             A (TAX INCREMENTAL REVENUE, ASSURED GUARANTY)                             4.00         11/01/2014            94,120
    235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
             ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                            5.00         12/15/2010           237,672
  1,000,000  DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT #2
             (TAX INCREMENTAL REVENUE)                                                 4.40         10/01/2011           993,280
    225,000  FIREBAUGH-LAS DELTAS USD CA (PROPERTY TAX REVENUE, FGIC INSURED)          4.25         08/01/2013           229,226
    895,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A-1
             (OTHER REVENUE)                                                           4.50         06/01/2027           863,004
  3,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA SERIES
             2003 A1 PREREFUNDED (EXCISE TAX REVENUE)SS.                               6.25         06/01/2033         3,262,140
    655,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ENHANCED ASSET
             BACKED SERIES B (OTHER REVENUE)                                           5.00         06/01/2012           684,580
    850,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1 (OTHER
             REVENUE)                                                                  4.00         06/01/2009           846,090
  1,500,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1 (OTHER
             REVENUE)                                                                  4.13         06/01/2011         1,486,845
  3,240,000  INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL
             IMPORTANT PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY BANK LOC)       6.25         08/01/2011         3,372,613
    450,000  KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE, MBIA
             INSURED)                                                                  6.40         08/01/2013           489,866
    500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
             (SPECIAL TAX REVENUE)                                                     5.35         09/01/2010           512,070
    230,000  LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                           4.75         08/15/2011           230,161
    455,000  LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE
             REVENUE, INDLC INSURED)                                                   9.63         07/01/2013           522,176
    530,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY PREREFUNDED
             (OTHER REVENUE, MBIA INSURED)SS.                                          5.50         10/01/2012           537,436
    710,000  LOS ANGELES COUNTY CA PUBLIC WORKS SERIES A PREREFUNDED (OTHER
             REVENUE, MBIA INSURED)SS.                                                 5.00         10/01/2016           719,322
    500,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B (SALES
             TAX REVENUE)                                                              6.50         07/01/2010           519,445
    500,000  LOS ANGELES HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE, AMBAC
             INSURED)                                                                  5.50         08/01/2019           522,450
    235,000  MENDOCINO CA UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
             INSURED)                                                                  7.00         08/01/2009           250,294
  1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
             FACILITY (SOLID WASTE REVENUE)                                            5.10         02/15/2011         1,015,030
  1,000,000  NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         12.00         08/01/2013         1,427,000
  1,400,000  NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION PROJECT
             SERIES A (POWER REVENUE, MBIA INSURED)                                    7.00         05/01/2013         1,572,088

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$   290,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT
             (AIRPORT REVENUE)                                                         5.10%        07/01/2012    $      288,785
    410,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT
             (AIRPORT REVENUE)                                                         5.20         07/01/2013           409,332
    430,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT
             (AIRPORT REVENUE)                                                         5.30         07/01/2014           431,995
    500,000  PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES REVENUE)       4.80         09/01/2027           495,755
    500,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION PAGUAY REDEVELOPMENT
             PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                  5.25         06/15/2017           532,305
    825,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
             REVENUE)                                                                  4.50         09/01/2012           829,604
  1,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT SACRAMENTO COUNTY
             REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                          5.89         12/01/2035           996,500
    985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE,
             AMBAC INSURED)                                                            5.00         08/01/2012         1,020,637
    230,000  SAN CLEMENTE CA PFA (SPECIAL TAX REVENUE, FIRST SECURITY BANK
             LOC)%%                                                                    4.00         09/02/2012           229,745
    390,000  SAN CLEMENTE CA PFA (SPECIAL TAX REVENUE, FIRST SECURITY BANK
             LOC)%%                                                                    4.00         09/02/2013           388,440
  1,000,000  SAN DIEGO CA COMMON TRUST FUNDS UNDIVIDED INTEREST (WATER REVENUE,
             FGIC INSURED)                                                             5.00         08/01/2017         1,023,220
    790,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED
             PROJECT (AIRPORT REVENUE)                                                 8.00         07/01/2013           879,799
    100,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES A
             (AIRPORT REVENUE, FGIC INSURED)                                           5.00         05/01/2016           103,076
    270,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT #2 SERIES A (SPECIAL
             TAX REVENUE)                                                              3.85         09/01/2009           267,081
    100,000  SAN LEANDRO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)        4.00         08/01/2007           100,029
     85,000  SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B
             (SPECIAL TAX REVENUE)                                                     3.50         09/01/2007            84,950
     85,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)                                                        4.00         08/01/2014            85,080
    365,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)                                                        6.00         08/01/2013           405,296
    345,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)                                                        8.00         08/01/2012           408,791
    245,000  WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT SERIES A
             (LEASE REVENUE)                                                           5.00         11/01/2012           251,546
    725,000  YUBA COMMUNITY COLLEGE DISTRICT CA CAPITAL APPRECIATION ELECTION
             2006-SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)^              4.39         08/01/2016           488,481

                                                                                                                      68,064,731
                                                                                                                  --------------
PUERTO RICO - 4.02%
  1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
             N (TOLL ROAD REVENUE, AMBAC INSURED)SS.+/-                                5.89         07/01/2045           998,500
    805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS (PROPERTY TAX
             REVENUE, MBIA INSURED)                                                    5.75         07/01/2020           846,619
  1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY LIBOR SERIES UU (OTHER
             REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   4.11         07/01/2029           998,500

                                                                                                                       2,843,619
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $71,121,076)                                                                      70,908,350
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 0.76%
    539,924  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                            539,924
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $539,924)                                                                             539,924
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $71,661,000)*                             100.99%                                                           $   71,448,274
OTHER ASSETS AND LIABILITIES, NET                (0.99)                                                                 (702,284)
                                                ------                                                            --------------
TOTAL NET ASSETS                                100.00%                                                           $   70,745,990
                                                ======                                                            ==============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $539,924.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $71,657,896 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                    $ 288,986
      GROSS UNREALIZED DEPRECIATION                     (498,608)
                                                       ---------
      NET UNREALIZED APPRECIATION (DEPRECIATION)       $(209,622)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES - 0.36%
     29,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INCORPORATED                                  $      446,368
     49,378  BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND                                                                 677,466
     37,940  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                          614,628

TOTAL INVESTMENT COMPANIES (COST $1,711,824)                                                                           1,738,462
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS & NOTES - 98.07%

CALIFORNIA - 97.04%
$ 4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING HOUSE
             (NURSING HOME REVENUE)                                                    5.50%        02/15/2029         4,085,280
  2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
             MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                            5.30         10/01/2032         2,251,330
  5,155,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SR-WINDEMERE
             RANCE FING PROGRAM A (SPECIAL FACILITIES REVENUE, CIFG INSURED)           4.75         09/02/2034         5,087,263
  1,500,000  ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC
             INSURED)^                                                                 4.50         08/01/2018           916,155
  4,000,000  ABC USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)^                    4.88         08/01/2033         1,137,040
  2,000,000  ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK LOC)          5.25         08/01/2025         2,125,760
  9,545,000  ANAHEIM CA PFA CAPITAL APPRECIATION SUBSIDIZE PUBLIC IMPORT
             PROJECT SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)^                5.03         09/01/2036         2,247,084
  4,330,000  ANAHEIM PFA CA PUBLIC IMPORTS PROJECT SERIES A-1 (LEASE REVENUE,
             FGIC INSURED)                                                             5.00         09/01/2034         4,452,496
  4,345,000  AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
             UNIVERSITY REVENUE)                                                       5.88         09/01/2020         4,561,164
  3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
             LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)         5.75         08/01/2030         3,743,561
  5,000,000  BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)                                                        5.00         08/01/2027         5,153,650
  2,000,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE REVENUE,
             FIRST SECURITY BANK LOC)                                                  4.75         09/02/2024         2,018,040
  1,500,000  CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)^           4.63         08/01/2021           787,095
  4,000,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                       5.00         03/01/2028         4,021,280
  3,000,000  CALIFORNIA CASA COLINA PROJECT (HCFR)                                     6.00         04/01/2022         3,145,980
    250,000  CALIFORNIA HEALTH CATHOLIC SERIES A PREREFUNDED (HCFR, AMBAC
             INSURED)SS.                                                               5.75         07/01/2015           250,028
  5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. DAVID
             GLADSTONE INSTITUTE PROJECT (HCFR)                                        5.25         10/01/2034         5,135,750
  5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PREREFUNDED
             (LEASE REVENUE, MBIA INSURED)SS.                                          5.50         06/01/2025         5,274,800
  1,285,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY CANCER CENTER OF SANTA
             BARBARA (HOSPITAL REVENUE, RADIAN INSURED)                                5.00         06/01/2031         1,309,968
  1,500,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
             UNIVERSITY REVENUE)                                                       5.13         04/01/2017         1,525,470
  1,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
             UNIVERSITY REVENUE)                                                       5.25         04/01/2024         1,018,640
  2,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
             PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)SS.                             6.75         06/01/2030         2,169,160
  7,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOME BUYERS FUND
             SINGLE FAMILY (SFMR, GNMA INSURED)                                        5.40         06/01/2048         7,238,070
  5,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOME BUYERS FUND
             SINGLE FAMILY SERIES 1 (HOUSING REVENUE)                                  5.50         08/01/2047         5,186,700
  2,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
             SECURITIES PROGRAM SERIES A (SFMR, FNMA INSURED)                          5.40         02/01/2037         2,614,450
  3,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
             SECURITIES PROGRAM SERIES A (SFMR, FNMA INSURED)                          5.45         02/01/2048         3,158,340
     95,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
             SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA INSURED)               6.25         12/01/2031            96,705

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$   140,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
              SECURITIES PROGRAM SERIES B5 (HOUSING REVENUE, GNMA INSURED)
              SS.+/-                                                                    6.35%        12/01/2029    $      142,647
  3,635,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
              SECURITIES PROGRAM SERIES C PUTTABLE (HOUSING REVENUE, GNMA)SS.           5.40         02/01/2046         3,763,425
  1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
              PROGRAM SERIES MM (LEASE REVENUE)                                         5.50         06/01/2021         1,099,407
  3,595,000   CALIFORNIA STATE (EDUCATIONAL FACILITIES REVENUE)                         5.00         02/01/2025         3,701,232
 14,850,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                   4.75         03/01/2034        14,733,576
  4,000,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS CA SERIES A
              (HOUSING REVENUE)                                                         4.60         12/01/2028         3,860,280
  2,500,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS CA SERIES A (OTHER
              REVENUE)                                                                  5.00         12/01/2027         2,512,975
  1,000,000   CALIFORNIA STATE DEPARTMENT OF WATER SUBSERIES G3 (WATER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.65         05/01/2016         1,000,000
  3,325,000   CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE SERIES A
              (OTHER REVENUE)                                                           4.80         12/01/2027         3,338,367
  3,000,000   CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE SERIES A
              (OTHER REVENUE, AMBAC INSURED)                                            5.30         12/01/2021         3,149,520
  1,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5 (WATER REVENUE,
              CITIBANK NA LOC)SS.+/-                                                    3.83         05/01/2022         1,000,000
  5,000,000   CALIFORNIA STATE DWR SERIES J2 (WATER REVENUE)                            6.00         12/01/2007         5,047,050
    450,000   CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES, AMBAC
              INSURED)SS.                                                               5.25         12/01/2024           466,934
  4,550,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, AMBAC INSURED)SS.            5.25         12/01/2024         4,756,752
  3,500,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SENIOR
              AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED (COLLEGE &
              UNIVERSITY REVENUE)SS.                                                    6.00         07/01/2022         3,850,105
  4,255,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED (HCFR)SS.#             6.50         07/01/2020         4,605,059
  1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE (HCFR)          6.50         07/01/2020         1,883,902
  2,505,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)               6.50         08/01/2012         2,625,015
  2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR,
              MBIA INSURED)                                                             5.25         08/15/2029         2,062,580
  2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR,
              MBIA INSURED)                                                             5.25         08/15/2029         2,062,580
  2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T (HOUSING
              REVENUE, GNMA INSURED)                                                    6.10         12/20/2035         2,078,762
  1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL PENINSULA
              PROJECT (OTHER REVENUE)                                                   5.00         11/01/2016         1,205,875
  1,500,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-              4.00         12/01/2028         1,500,000
  4,210,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER AUTHORITY
              REVENUE, FIRST SECURITY BANK LOC)                                         5.25         10/01/2027         4,404,123
  4,400,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                       5.38         04/01/2017         4,443,516
  3,375,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY HOUSING
              DEVELOPMENT NIDO APARTMENTS SERIES C (HOUSING REVENUE, FNMA)              5.55         05/01/2028         3,425,288
  1,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY WESTGATE
              PASADENA APARTMENTS G (OTHER REVENUE, BANK OF AMERICA NA
              LOC)SS.+/-                                                                3.70         04/01/2042         1,000,000
  6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                                  6.25         08/15/2031         6,436,740
  2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK LOC)         5.13         08/15/2022         2,801,673
  2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE INSURED)         5.25         02/01/2021         2,057,300
  1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 (PROPERTY
              TAX REVENUE, FGIC INSURED)                                                5.00         08/01/2032         1,026,550
    135,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE, MBIA
              INSURED)                                                                  6.50         04/01/2012           135,288
  1,080,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)            5.25         10/01/2019         1,151,917
  1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)            5.25         10/01/2020         1,215,913
  3,825,000   CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE, MBIA
              INSURED)^                                                                 5.07         08/01/2028         1,327,925
  5,000,000   CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX REVENUE, MBIA
              INSURED)^                                                                 4.63         09/01/2021         2,613,650
  2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO PROGRAM
              SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)                   6.45         02/01/2018         3,027,150

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$ 5,000,000   CHABOT-LAS POSITAS CA COMMUNITY COLLEGE DISTRICT CAPITAL
              APPRECIATION BONDSELECTION 2004 SERIES B (PROPERTY TAX REVENUE,
              AMBAC INSURED)^                                                           5.02%        08/01/2024    $    2,164,450
  3,000,000   CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE,
              MBIA INSURED)                                                             5.13         04/01/2021         3,103,920
  1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
              DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)              6.00         08/01/2016         1,803,294
  2,070,000   COLTON CA PFA SERIES A (OTHER REVENUE, AMBAC INSURED)%%                   4.75         04/01/2037         2,050,314
    830,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE REVENUE)        4.80         08/01/2020           815,093
    155,000   COMPTON CA UNION SCHOOL DISTRICT REFUNDING 2002 ELECTION SERIES D
              (PROPERTY TAX REVENUE, AMBAC INSURED)^                                    4.28         06/01/2015           110,875
    270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                    7.75         05/01/2022           334,319
  5,000,000   CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY (OTHER
              REVENUE, MBIA INSURED)^                                                   6.70         09/01/2017         2,558,450
  2,000,000   CONTRA COSTA COUNTY CA PFA CONTRA COSTA CENTRE ESCROW SERIES 4
              (TAX INCREMENTAL REVENUE, MBIA INSURED)                                   4.75         08/01/2037         1,968,440
    885,000   CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART (TAX
              ALLOCATION REVENUE)SS.                                                    5.25         08/01/2028           925,772
  4,615,000   CONTRA COSTA COUNTY CA PFA UNREFUNDED PLEASANT HILL BART (TAX
              ALLOCATION REVENUE)                                                       5.25         08/01/2028         4,697,932
  2,755,000   CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A (SALES
              TAX REVENUE)                                                              6.50         03/01/2009         2,825,253
  4,000,000   COUNTY OF SAN JOAQUIN CA COUNTY ADMINISTRATION BUILDING (LEASE
              REVENUE, MBIA INSURED)                                                    4.75         11/15/2033         3,958,240
  1,035,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
              ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                            5.65         12/15/2019         1,092,618
  4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
              PROJECT (TAX INCREMENTAL REVENUE)^                                        5.23         12/01/2016         2,438,360
  5,250,000   DUARTE CA SERIES A (HCFR)                                                 5.25         04/01/2024         5,356,785
  2,000,000   DUARTE CA SERIES A (HCFR, ACA INSURED)                                    5.25         04/01/2019         2,039,660
  3,300,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR PROJECT
              (TAX INCREMENTAL REVENUE)                                                 6.63         10/01/2029         3,504,534
  4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
              APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^               4.90         09/01/2018         2,578,925
  5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
              APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^               5.00         09/01/2019         2,843,817
  5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
              APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^               5.08         09/01/2020         2,797,967
  1,525,000   EAST SIDE UNION HIGH SCHOOL DISTRICT CALIFORNIA SANTA CLARA COUNTY
              SERIES F (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                  5.00         08/01/2026         1,588,242
  2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE
              II (LEASE REVENUE, AMBAC INSURED)                                         5.25         01/01/2034         2,559,350
    500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                       5.75         09/02/2014           510,350
  1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                       5.90         09/02/2021         1,785,998
  2,000,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER PROJECT
              SERIES B (LEASE REVENUE, AMBAC INSURED)                                   6.13         09/01/2011         2,090,780
  1,285,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                      5.50         10/01/2017         1,325,529
  5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                      5.50         10/01/2027         5,148,763
  4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                      5.60         10/01/2027         4,945,010
  5,000,000   FOOTHILL DE ANZA COMMUNITY COLLEGE DISTRICT OF CALIFORNIA SERIES B
              (PROPERTY TAX REVENUE, AMBAC INSURED)                                     5.00         08/01/2027         5,196,650
    860,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                      6.63         12/01/2011           868,454
  4,110,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A-1
              (OTHER REVENUE)                                                           4.50         06/01/2027         3,963,068
  2,200,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
              REVENUE, MBIA INSURED)^                                                   4.27         08/01/2015         1,563,628
  1,440,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                              3.74         08/01/2024         1,440,000

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$ 2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                         6.00%        12/01/2013    $    2,645,650
  4,375,000   HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE, FIRST
              SECURITY BANK LOC)SS.                                                     6.00         11/01/2025         4,699,625
  1,360,000   INDUSTRY CA PFA (OTHER REVENUE, AMBAC INSURED)                            4.88         07/01/2023         1,394,286
    235,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
              REVENUE)                                                                  6.40         08/01/2016           235,447
    580,000   KERN CA HIGH SCHOOL DISTRICT REFERENDUM SERIES A (PROPERTY TAX
              REVENUE, MBIA INSURED)                                                    6.50         02/01/2015           632,948
  3,175,000   KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)                                                                  6.50         08/01/2015         3,464,846
  2,000,000   KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE, MBIA
              INSURED)                                                                  5.60         08/01/2012         2,088,500
  4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                   5.50         09/01/2030         4,078,840
  3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                     5.63         09/01/2016         3,079,742
  3,000,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)          6.00         11/01/2008         3,087,840
  1,500,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)          6.00         11/01/2017         1,674,555
  2,900,000   LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
              1998 SERIES B PREREFUNDED (PROPERTY TAX REVENUE, MBIA
              INSURED)^SS.                                                              4.96         08/01/2021         1,453,480
  2,500,000   LOS ANGELES HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE, AMBAC
              INSURED)                                                                  5.50         08/01/2019         2,612,250
  5,000,000   LOS ANGELES USD CA SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)          4.75         07/01/2026         5,065,800
  2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
              (PROPERTY TAX REVENUE, FGIC INSURED)^                                     4.50         08/01/2018         1,303,994
    805,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)                 6.00         10/01/2012           813,364
  1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
              SERIES C2 (WATER REVENUE LOC)SS.+/-                                       3.83         07/01/2036         1,000,000
  4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
              INCREMENTAL REVENUE, AMBAC INSURED)                                       5.00         05/01/2021         4,540,550
  1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
              FACILITY (SOLID WASTE REVENUE)                                            5.50         02/15/2013         1,104,926
  1,900,000   NORCO CA REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE, AMBAC
              INSURED)                                                                  5.00         03/01/2026         1,955,974
  1,500,000   ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO REDEVELOPMENT
              PROJECT #1 (SPECIAL TAX REVENUE, MBIA INSURED)                            6.00         08/01/2015         1,601,670
    500,000   ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE, MBIA INSURED)               5.50         07/01/2011           510,525
 11,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)^                                       4.67         04/15/2021         5,818,890
  3,000,000   PALMAR POMERADO HEALTH CA ELECTION OF 2004 SERIES A (PROPERTY TAX
              REVENUE, AMBAC INSURED)                                                   4.50         08/01/2029         2,861,640
  1,000,000   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
              REVENUE)                                                                  4.80         09/01/2027           991,510
  1,630,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
              REVENUE)                                                                  6.25         01/01/2018         1,806,382
  2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                          5.75         10/01/2031         2,127,454
  1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)            5.25         10/01/2020         1,101,060
  5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                   6.25         12/01/2032         5,846,610
  2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
              INSURED)                                                                  5.50         05/01/2019         2,207,820
  2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                       5.85         08/01/2032         2,647,465
  2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)               6.55         08/01/2029         3,154,362
  5,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
              INSURED)                                                                  5.00         11/01/2021         5,105,300
  2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
              INSURED)                                                                  5.50         11/01/2020         2,103,540
  3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                       5.13         06/01/2030         3,627,180
    960,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC INSURED)        4.63         08/01/2022           960,211
  1,345,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
              REVENUE)                                                                  4.88         09/01/2018         1,357,455
  1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
              REVENUE)                                                                  5.00         09/01/2021         1,012,190
  1,100,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
              REVENUE)                                                                  5.25         05/15/2013         1,106,017
  8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY
              HOSPITAL PROJECT (HCFR, MBIA INSURED)^                                    4.90         06/01/2026         3,438,945

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$ 2,045,000   RIVERSIDE COUNTY CA COP SERIES A (LEASE REVENUE, FGIC INSURED)            5.00%        11/01/2024    $    2,115,328
  3,990,000   ROCKLIN CA RDA ROCKLIN REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                      5.50         09/01/2031         4,098,728
  2,535,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)               6.25         08/15/2010         2,658,201
    300,000   SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)               5.75         11/15/2008           302,517
    840,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                             5.38         12/01/2013           870,996
  5,000,000   SACRAMENTO CITY FINANCING AUTHORITY CAPITAL APPRECIATION TAX
              ALLOCATION - A (TAX INCREMENTAL REVENUE, FGIC INSURED)^                   4.97         12/01/2031         1,507,550
  2,870,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
              PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                          5.70         03/01/2034         2,936,469
  2,085,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              PREREFUNDED (SEWER REVENUE)SS.                                            4.75         12/01/2023         2,070,468
  2,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT SACRAMENTO COUNTY
              REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                          5.89         12/01/2035         1,993,000
    750,000   SALINAS VALLEY CALIFORNIA SOLID WASTE AUTHORITY CA (SEWER REVENUE,
              AMBAC INSURED)                                                            5.13         08/01/2022           768,338
  2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST SECURITY
              BANK LOC)^                                                                4.73         09/01/2023         1,173,800
  1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
              FACILITIES REVENUE)                                                       5.30         09/01/2020         1,086,744
  3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT PREREFUNDED (LEASE
              REVENUE)SS.                                                               6.25         09/01/2029         3,390,592
  2,315,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES A
              (SALES TAX REVENUE)                                                       6.00         04/01/2008         2,346,183
  2,390,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
              15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                            5.00         05/01/2017         2,424,225
  2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
              27B (AIRPORT REVENUE, FGIC INSURED)                                       5.00         05/01/2019         2,569,200
  5,460,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                      4.49         01/01/2019         3,275,782
  5,055,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                      4.65         01/01/2023         2,478,416
  6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                      4.69         01/01/2024         2,791,500
  5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                      4.72         01/01/2025         2,209,500
  4,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              PREREFUNDED (TOLL ROAD REVENUE)SS.                                        7.55         01/01/2008         4,156,600
  3,300,000   SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC INSURED)^         4.36         04/01/2016         2,261,688
  3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
              REVENUE)                                                                  6.20         01/01/2041         3,455,892
  1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^                 4.63         01/01/2021           649,399
  1,310,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                            4.25         01/01/2015           955,409
  1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                            4.51         01/01/2019           778,206
  5,315,000   SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                         6.25         09/02/2022         6,207,601
  3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
              (LEASE REVENUE)                                                           5.60         09/01/2019         3,095,970
  3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER APARTMENTS
              SERIES A (HOUSING REVENUE)                                                6.50         09/01/2039         3,043,590
  1,500,000   SHAFTER CA CDA REFERENDUM COMMUNITY DEVELOPMENT PROJECT AREA (TAX
              REVENUE, FIRST SECURITY BANK LOC)                                         5.00         11/01/2036         1,538,175
  1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE,
              AMBAC INSURED)                                                            5.25         08/01/2022         2,146,315
  1,000,000   SONOMA VALLEY CA USD PREREFUNDED (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.                                                     6.00         07/15/2021         1,000,980
  1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX
              INCREMENTAL REVENUE, XLCA INSURED)                                        5.25         09/01/2019         1,867,776
  1,000,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                                  5.55         11/01/2020         1,107,290
  3,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE REVENUE
              (AIRPORT REVENUE, XLCA INSURED)                                           5.00         12/01/2036         3,069,240
  1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                     6.75         07/01/2011         1,393,647
  1,370,000   STATE OF CALIFORNIA SERIES 2 (PROPERTY TAX REVENUE)                       5.00         09/01/2028         1,404,798

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$ 5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL SERIES A
              (PROPERTY TAX REVENUE, MBIA INSURED)^                                     4.09%       09/01/2013     $    4,431,827
  2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX REVENUE
              (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)                            5.00        09/01/2026          2,668,632
  5,490,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES REVENUE,
              AMBAC INSURED)                                                            5.38        10/01/2034          5,733,866
  1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              AMBAC INSURED)                                                            5.05        12/01/2026          1,004,050
  1,595,000   VERNON CA MALBURG GENERATING STATION PROJECT PREREFUNDED (ELECTRIC
              REVENUE)SS.                                                               5.50        04/01/2021          1,617,059
  2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
              PROJECT AREA (TAX INCREMENTAL REVENUE)                                    5.88        09/01/2037          2,581,150
  1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)        5.75        08/01/2015          1,136,975
  2,000,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                       5.00        07/01/2037          1,996,900
  2,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XLCA
              INSURED)                                                                  5.00        09/01/2034          2,078,860
    700,000   WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
              (HOUSING REVENUE)                                                         6.50        08/01/2010            700,308
  2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC CENTER
              SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)                         5.38        10/01/2018          2,537,934
  1,600,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A
              (SPECIAL TAX REVENUE, MBIA INSURED)^                                      4.75        09/01/2019            903,847

                                                                                                                      474,089,539
                                                                                                                   --------------
PUERTO RICO - 1.03%
  3,800,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                          6.00        07/01/2010          4,027,582
  1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY LIBOR SERIES UU (OTHER
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   4.11        07/01/2029            998,500

                                                                                                                        5,026,082
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $459,523,556)                                                                     479,115,621
                                                                                                                   --------------

SHARES
SHORT-TERM INVESTMENTS - 0.08%
    385,389   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                            385,389
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $385,389)                                                                              385,389
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $461,620,769)*                         98.51%                                                                $  481,239,472
OTHER ASSETS AND LIABILITIES, NET             1.49                                                                      7,283,679
                                            ------                                                                 --------------
TOTAL NET ASSETS                            100.00%                                                                $  488,523,151
                                            ======                                                                 ==============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $385,389.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $461,975,129 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $21,259,484
         GROSS UNREALIZED DEPRECIATION                  (1,995,141)
                                                       -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $19,264,343

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 100.31%

COLORADO - 100.31%
$ 1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON PREREFUNDED
             (PROPERTY TAX REVENUE, MBIA INSURED)SS.                                           5.50%       12/01/2019   $ 1,326,825
  1,000,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON SERIES C
             (PROPERTY TAX REVENUE, MBIA INSURED)                                              5.38        12/01/2026     1,080,110
    500,000  ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT (PROPERTY
             TAX REVENUE)                                                                      6.38        12/01/2016       507,435
  1,000,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                                 4.25        12/20/2040       999,140
    500,000  AURORA SINGLE TREE METROPOLITAN DISTRICT CO (PROPERTY TAX REVENUE)                5.50        11/15/2031       495,260
  1,000,000  BOULDER CO WATER & SEWER REVENUE PREREFUNDED (WATER REVENUE)SS.                   5.60        12/01/2017     1,052,630
  1,000,000  BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
             (OTHER REVENUE, MBIA INSURED)                                                     5.50        09/01/2020     1,053,910
  1,000,000  BOULDER LARIMER & WELD COUNTIES ST. VRAIN VALLEY SCHOOL DISTRICT
             RE1J CO (PROPERTY TAX REVENUE, FGIC INSURED)                                      5.25        12/15/2020     1,092,020
    500,000  CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED TAX
             SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                          5.00        12/01/2026       519,125
  1,250,000  COLORADO ECFA (OTHER REVENUE)                                                     5.25        06/01/2021     1,283,325
    885,000  COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT PREREFUNDED (PRIVATE
             SCHOOL REVENUE)SS.                                                                6.25        12/15/2012       930,188
  3,750,000  COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL
             REVENUE)                                                                          5.30        02/15/2029     3,828,900
    500,000  COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)                     6.25        05/01/2036       521,130
    500,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++                      6.13        12/15/2035       511,690
  1,040,000  COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
             FACILITIES REVENUE, XLCA INSURED)                                                 5.00        06/15/2019     1,080,518
    500,000  COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED
             (LEASE REVENUE)SS.                                                                7.00        11/01/2029       533,830
  1,000,000  COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
             PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                                           5.75        06/01/2016     1,061,790
    100,000  COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A (COLLEGE
             & UNIVERSITY REVENUE, XLCA INSURED)                                               5.00        04/01/2023       102,810
  1,445,000  COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL FACILITIES REVENUE,
             XLCA INSURED)                                                                     5.00        11/01/2024     1,488,740
  1,500,000  COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT PREREFUNDED (LEASE
             REVENUE)SS.                                                                       6.00        12/01/2021     1,617,915
  1,000,000  COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                             7.13        12/15/2030     1,107,740
    600,000  COLORADO ECFA RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                          6.75        06/01/2029       572,946
  1,165,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
             COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)                 5.25        06/15/2024     1,223,798
  1,040,000  COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                                     5.50        01/01/2023     1,077,908
    205,000  COLORADO HEALTH FACILITIES AUTHORITY INCOME PROJECT (HCFR, FIRST
             SECURITY BANK LOC)SS.+/-                                                          3.74        05/15/2024       205,000
  1,000,000  COLORADO HEALTH FACILITY AUTHORITY CATHOLIC HEALTH INITIATIVES
             SERIES A (HFFA REVENUE)                                                           5.00        09/01/2041     1,005,050
    750,000  COLORADO HEALTH FACILITY AUTHORITY EVANGELICAL LUTHERAN PROJECT
             (HOSPITAL REVENUE)                                                                5.25        06/01/2031       767,123
    875,000  COLORADO HFA (HOUSING REVENUE)                                                    4.80        05/01/2030       878,273
    300,000  COLORADO HFA SERIES A2 (HOUSING REVENUE)                                          6.50        08/01/2031       310,536
    675,000  COLORADO HFA SERIES A3 (HOUSING REVENUE)                                          5.25        05/01/2032       681,689
    115,000  COLORADO HFA SERIES A3 (HOUSING REVENUE)                                          6.50        05/01/2016       118,367
    495,000  COLORADO HFA SERIES B2 (HOUSING REVENUE)                                          6.10        08/01/2023       515,161
    335,000  COLORADO HFA SERIES B3 (HOUSING REVENUE)                                          6.55        08/01/2033       345,214
  1,145,000  COLORADO HFA SERIES B3 (HOUSING REVENUE)SS.+/-                                    6.70        08/01/2017     1,182,018
    395,000  COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)                             6.38        08/01/2033       411,969
     25,000  COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF AUTHORITY)                         7.10        06/01/2014        25,625
    475,000  COLORADO HFA SERIES E3 (HOUSING REVENUE)                                          6.60        08/01/2017       490,176
  2,940,000  COLORADO HFA SERIES A-2 (HOUSING REVENUE)(H)                                      6.45        04/01/2030     3,075,563

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE  MATURITY DATE     VALUE
COLORADO (CONTINUED)
$ 1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING FACILITIES
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                                      5.00%       06/01/2023   $ 1,362,491
    210,000  COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER (HCFR)                         5.00        01/01/2008       210,332
  2,000,000  COLORADO PARKVIEW MEDICAL CENTER PROJECT (HCFR)                                   6.50        09/01/2020     2,159,140
  1,250,000  COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HCFR, AMBAC INSURED)                6.25        05/15/2011     1,351,900
    900,000  COLORADO SPRINGS CO REVENUE COLORADO COLLEGE PROJECT (COLLEGE &
             UNIVERSITY REVENUE)                                                               4.38        06/01/2026       857,061
  1,000,000  COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                                  5.00        11/01/2030     1,029,480
    500,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HCFR)                                  5.75        09/15/2022       508,970
    970,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
             PREREFUNDED (WATER REVENUE)SS.                                                    5.00        09/01/2019       983,764
  1,410,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES A
             (WATER REVENUE)                                                                   4.50        09/01/2024     1,394,955
     30,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES B
             (OTHER REVENUE)                                                                   5.00        09/01/2019        30,353
     55,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
             UNREFUNDED SERIES A (WATER REVENUE)                                               5.13        09/01/2018        55,751
  1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING WATER
             SERIES A (WATER REVENUE)                                                          5.50        09/01/2022     1,116,050
  1,810,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A (WATER
             REVENUE)                                                                          4.88        09/01/2017     1,861,440
  1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A (WATER
             REVENUE)                                                                          5.00        09/01/2019     1,018,670
  1,000,000  DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT SERIES B
             (RECREATIONAL FACILITIES REVENUE)                                                 5.13        12/01/2017     1,004,310
  1,250,000  DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA INSURED)                  5.00        11/15/2022     1,299,350
  1,500,000  DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)                         5.00        12/01/2030     1,545,045
  1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE, FHA INSURED)           5.35        08/01/2018     1,498,172
  1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
             (PROPERTY TAX REVENUE, FGIC INSURED)                                              5.75        12/15/2022     1,099,050
  1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES SERIES
             B (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)^                                  4.30        12/15/2014       728,020
  6,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES A (OTHER
             REVENUE, MBIA INSURED)^                                                           4.95        09/01/2034     1,588,980
  2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES B (OTHER
             REVENUE, MBIA INSURED)^                                                           4.64        09/01/2020     1,366,275
  2,500,000  EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS (PROPERTY TAX
             REVENUE, STATE AID WITHHOLDING)                                                   7.10        12/01/2017     3,077,225
    300,000  EL PASO COUNTY COLORADO SCHOOL DISTRICT #020 CAP APPRECIATION
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                                  4.44        12/15/2016       198,045
  1,000,000  FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                           5.38        06/01/2025     1,060,050
  1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION PREREFUNDED (LEASE REVENUE,
             AMBAC INSURED)SS.                                                                 5.75        12/01/2019     1,261,728
  1,395,000  GARFIELD COUNTY CO SCHOOL DISTRICT RE002 (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)                                                                5.25        12/01/2021     1,466,703
  1,000,000  GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                                     5.00        12/01/2025     1,038,800
  1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE, AMBAC
             INSURED)                                                                          5.75        12/01/2019     1,212,672
    525,000  HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO PREREFUNDED (PROPERTY TAX
             REVENUE, FIRST SECURITY BANK LOC)SS.                                              6.50        06/15/2011       573,431
    475,000  HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO UNREFUNDED (PROPERTY TAX
             REVENUE, FIRST SECURITY BANK LOC)                                                 6.50        06/15/2011       518,819
    500,000  INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS COUNTIES
             SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)                                   4.60        12/01/2019       497,690
  3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE, MBIA
             INSURED)                                                                          6.50        12/15/2011     3,304,890
    500,000  LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)                     6.00        04/01/2019       513,690

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE  MATURITY DATE     VALUE
COLORADO (CONTINUED)
$ 1,000,000  MESA COUNTY VALLEY SCHOOL DISTRICT #51 GRAND JUNCTION COLORADO SERIES
             A (PROPERTY TAX REVENUE, MBIA INSURED)                                            5.00%       12/01/2024   $ 1,038,250
  2,000,000  METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX REVENUE, MBIA
             INSURED)                                                                          5.80        12/01/2016     2,035,820
  1,000,000  MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL CITY SERIES B
             (PROPERTY TAX REVENUE, XLCA INSURED)                                              4.75        12/01/2031       981,530
  1,250,000  NORTH RANGE METROPOLITAN DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
             INSURED)                                                                          5.00        12/15/2024     1,269,763
    790,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)                    6.50        12/01/2016       809,418
    360,000  PARK BEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)%%                  5.35        12/01/2031       361,411
    375,000  PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)%%                  5.00        12/01/2017       375,589
  1,190,000  PINERY WEST METROPOLITAN DISTRICT #2 COLORADO (PROPERTY TAX REVENUE,
             RADIAN INSURED)                                                                   5.00        12/01/2027     1,221,083
    230,000  PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE REVENUE)                6.90        07/01/2015       232,523
  1,305,000  PUERO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L (TOLL ROAD
             REVENUE,  MBIA INSURED)                                                           5.25        07/01/2023     1,426,757
  1,000,000  REGIONAL TRANSPORTATION DISTRICT COLORADO (TRANSPORTATION REVENUE)                5.00        12/01/2022     1,047,130
    600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE)              7.38        09/01/2010       656,220
  1,000,000  SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL REVENUE (WATER &
             WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                                      5.00        12/01/2028     1,033,990
    300,000  UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE &
             UNIVERSITY REVENUE LOC)SS.+/-                                                     3.74        11/15/2035       300,000
  1,730,000  UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM (COLLEGE &
             UNIVERSITY REVENUE, AMBAC INSURED)                                                5.50        06/01/2019     1,816,863
  2,030,000  VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX REVENUE,
             RADIAN INSURED)                                                                   5.00        12/01/2036     2,063,475
  1,100,000  WESTMINSTER CO (LEASE REVENUE, MBIA INSURED)                                      4.50        12/01/2024     1,070,157

                                                                                                                         91,614,728
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS & NOTES (COST $89,197,562)                                                                         91,614,728
                                                                                                                        -----------

SHARES
SHORT-TERM INVESTMENTS - 3.43%
  3,128,314  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                               3,128,314
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,128,314)                                                                            3,128,314
                                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $92,325,876)*                         103.74%                                                                     $94,743,042
OTHER ASSETS AND LIABILITIES, NET            (3.74)                                                                      (3,413,338)
                                            ------                                                                      -----------
TOTAL NET ASSETS                            100.00%                                                                     $91,329,704
                                            ======                                                                      ===========

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(H) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY HAS BEEN MARKED AS COLLATERAL FOR FLOATING RATE NOTES ISSUED. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,128,314.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $92,216,862 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                  $3,141,908
      GROSS UNREALIZED DEPRECIATION                                    (615,728)
                                                                     ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                     $2,526,180

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 97.39%

ARIZONA - 0.49%
$   750,000  MARICOPA COUNTY AZ USD #48 SCOTTSDALE (PROPERTY TAX REVENUE)%%                    5.00%       07/01/2023   $   799,530
                                                                                                                        -----------
CALIFORNIA - 0.31%

    495,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
             XLCA INSURED)                                                                     5.00        09/01/2034       514,518
                                                                                                                        -----------
MINNESOTA - 95.73%
    200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                             4.70        11/01/2016       198,230
    200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                             4.75        11/01/2017       198,248
    200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                             4.80        11/01/2018       198,092
    200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                             4.85        11/01/2019       197,974
    395,000  ANOKA COUNTY MN SERIES D (GO - STATES, TERRITORIES)%%                             5.00        02/01/2027       412,107
    415,000  ANOKA COUNTY MN SERIES D (GO - STATES, TERRITORIES)%%                             5.00        02/01/2028       432,642
  2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)#                                  5.00        02/01/2018     2,921,900
    645,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
             (HOUSING REVENUE)                                                                 7.15        01/01/2020       678,050
  1,500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
             (HOUSING REVENUE)                                                                 7.25        01/01/2032     1,574,235
  1,000,000  BECKER MN NORTHERN STATES POWER SERIES A (IDR)                                    8.50        03/01/2019     1,196,890
  3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
             (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                    5.00        02/01/2016     3,071,490
  2,900,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
             (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                    5.00        02/01/2019     2,969,107
    185,000  BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH GOLF
             COURSE (LEASE REVENUE)                                                            4.38        05/01/2024       175,160
    750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A (PROPERTY
             TAX REVENUE, FIRST SECURITY BANK LOC)                                             5.70        02/01/2017       767,438
    945,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                              5.63        10/01/2014       993,148
    995,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                              5.70        10/01/2015     1,047,954
    515,000  CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)                       4.50        06/01/2011       511,879
    470,000  CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)                       4.75        06/01/2013       469,262
    994,187  DAKOTA COUNTY COMMUNITY MN COMMUNITY DEVELOPMENT AGENCY
             (SFMR, GNMA INSURED)                                                              5.30        12/01/2039     1,014,618
    155,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                             5.90        02/01/2015       161,020
    255,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                             6.00        02/01/2018       265,521
    300,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                             6.10        02/01/2021       313,104
  1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
             (PROPERTY TAX REVENUE, MBIA INSURED)                                              5.00        02/01/2018     1,030,730
    580,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                       5.10        09/01/2014       597,209
    605,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                       5.20        09/01/2015       623,465
    560,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                       5.30        09/01/2016       578,138
    700,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED
             (LEASE REVENUE)SS.                                                                7.20        04/01/2016       773,969
    600,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED
             (LEASE REVENUE)SS.                                                                7.40        04/01/2021       667,386
    585,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED
             (LEASE REVENUE)SS.                                                                7.50        04/01/2031       652,702
  2,470,000  GOLDEN VALLEY MN CALVARY CENTER APARTMENTS (MFHR, GOVERNMENT
             NATIONAL MORTGAGE ASSOCIATION)                                                    4.85        12/20/2041     2,354,824
  1,075,000  HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST
             SECURITY BANK LOC)SS.                                                             5.50        11/01/2013     1,161,312
  2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY
             TAX REVENUE, FIRST SECURITY BANK LOC)                                             5.00        02/01/2017     2,882,781
  1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 SERIES A
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                                   5.00        04/01/2019     1,809,709

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (CONTINUED)
$   160,000  LAKEVILLE MN (OTHER REVENUE)                                                      5.00%       02/01/2013   $   160,690
    180,000  LAKEVILLE MN (OTHER REVENUE)                                                      5.00        02/01/2016       179,347
    200,000  LAKEVILLE MN (OTHER REVENUE)                                                      5.00        02/01/2022       195,936
    235,000  LAKEVILLE MN (OTHER REVENUE)                                                      5.00        02/01/2027       229,821
  1,000,000  MAPLE GROVE MN SERIES A (PROPERTY TAX REVENUE)                                    5.00        02/01/2027     1,040,930
    500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
             GROUP PROJECT (HCFR)                                                              5.25        12/01/2016       516,190
    500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
             GROUP PROJECT (HCFR)                                                              5.63        12/01/2022       521,145
    600,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
             GROUP PROJECT (HCFR)                                                              5.88        12/01/2029       636,618
  1,500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES A (HCFR LOC)            4.75        11/15/2018     1,500,750
  2,600,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES A
             (AIRPORT REVENUE, AMBAC INSURED)                                                  5.00        01/01/2035     2,667,028
  4,660,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBSERIES C
             PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)SS.                                    5.25        01/01/2021     4,854,974
  1,000,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HCFR)                              6.00        11/15/2023     1,066,460
  2,700,000  MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES (HCFR, AMBAC INSURED)                     5.00        11/15/2030     2,785,617
  1,000,000  MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)                       5.35        02/01/2030       994,760
    530,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
             (OTHER REVENUE)                                                                   4.75        12/01/2015       533,678
    555,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
             (OTHER REVENUE)                                                                   4.80        12/01/2016       559,429
  2,495,000  MINNEAPOLIS MN OST ANTHONYS MILLS (MFHR, GNMA)                                    5.25        06/20/2039     2,515,983
    500,000  MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL REVENUE)                5.65        02/01/2027       507,990
      5,000  MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)                       10.00        06/01/2013         5,912
  1,210,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
             LUTHERAN PROJECT (HCFR)                                                           6.00        02/01/2022     1,281,402
  4,265,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
             PREREFUNDED SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)SS.              5.50        11/15/2017     4,376,359
  2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
             SERIES A (HCFR)                                                                   5.88        11/15/2010     2,127,101
  1,935,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
             SERIES A  PREREFUNDED (ECONOMIC DEVELOPMENT REVENUE)SS.                           6.38        11/15/2022     2,096,960
  1,095,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
             UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)                  5.50        11/15/2017     1,122,824
  1,000,000  MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE RECREATION
             AREA (RECREATIONAL FACILITIES REVENUE)                                            7.25        11/01/2016     1,073,740
  2,000,000  MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE & UNIVERSITY
             REVENUE)                                                                          5.35        03/01/2020     2,014,520
  1,000,000  MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)                     4.75        07/01/2026       970,750
    765,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)                          5.35        07/01/2017       781,226
    860,000  MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)                        5.80        07/01/2021       871,490
      5,000  MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)                          5.90        07/01/2025         5,069
    895,000  MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE & UNIVERSITY
             REVENUE)                                                                          6.75        03/01/2019       940,949
  1,100,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B (PROPERTY TAX
             REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                                  5.65        02/01/2010     1,111,055
  1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B (PROPERTY TAX
             REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                                  5.75        02/01/2022     1,667,540
    505,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A (HCFR)                5.20        12/01/2009       515,100
    725,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A (HCFR)                5.40        12/01/2011       740,624

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$   500,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
             (HOUSING REVENUE)                                                         5.30%        12/01/2010    $      510,250
    995,000  MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                                7.10         08/01/2011         1,056,561
  1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A (PROPERTY
             TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                      5.38         02/01/2017         1,491,676
  2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A (PROPERTY
             TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                      5.38         02/01/2019         2,127,985
    560,000  MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP PROJECT
             SERIES A (LEASE REVENUE)                                                  6.25         10/01/2019           572,068
  1,000,000  NEW BRIGHTON MN SERIES A (TAX ALLOCATION REVENUE, MBIA INSURED)           5.00         02/01/2032         1,036,980
  2,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
             SECURITY BANK LOC)                                                        5.40         01/01/2015         2,083,580
  1,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
             SECURITY BANK LOC)                                                        5.30         01/01/2021         1,026,350
    360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)          5.90         02/01/2018           374,389
    455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)          6.00         02/01/2022           474,347
    500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                       6.00         05/01/2026           503,700
    500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                       6.25         05/01/2035           503,995
  1,000,000  PINE CITY MN NORTH BRANCH SERIES A (HCFR, GNMA INSURED)                   5.00         10/20/2047         1,012,360
  1,475,000  PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE REVENUE)       5.00         02/01/2028         1,500,695
  1,890,000  RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX REVENUE)        5.00         02/01/2017         1,965,165
    300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
             SERIES A PREREFUNDED (HOUSING REVENUE)SS.                                 6.63         01/01/2019           316,473
  2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
             REVENUE, FIRST SECURITY BANK LOC)                                         5.00         02/01/2019         2,894,115
  1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
             REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                          5.60         02/01/2018         1,225,030
  2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
             REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                          5.63         02/01/2020         2,973,979
    685,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO CLINIC (HOSPITAL
             REVENUE)                                                                  5.00         11/15/2031           695,761
  1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)          5.90         11/15/2009         1,722,567
  2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)          5.90         11/15/2010         2,117,940
  2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A (PROPERTY
             TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^                     3.89         04/01/2009         1,869,520
  2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A (PROPERTY
             TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^                     4.00         04/01/2011         1,723,580
  1,000,000  SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                    5.25         09/01/2034         1,013,040
  5,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
             REVENUE, MBIA INSURED)^                                                   4.54         01/01/2020         2,852,050
  1,335,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HCFR,
             FIRST SECURITY BANK LOC)                                                  5.75         05/01/2010         1,401,056
  1,750,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HCFR,
             FIRST SECURITY BANK LOC)                                                  5.38         05/01/2011         1,831,428
  4,875,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HCFR,
             FIRST SECURITY BANK LOC)                                                  5.75         05/01/2026         5,126,258
  2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY TAX
             REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                          5.45         02/01/2013         2,071,251
  1,050,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
             REVENUE, FIRST SECURITY BANK LOC)                                         5.00         02/01/2018         1,088,241
  2,000,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
             REVENUE, FIRST SECURITY BANK LOC)                                         5.00         02/01/2019         2,072,840
  2,000,000  ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT A
             PREREFUNDED (TAX REVENUE)SS.                                              7.88         12/01/2030         2,270,740
    225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S SPECIALTY (HOUSING
             REVENUE)                                                                  5.00         02/01/2012           228,938

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$   200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S SPECIALTY (HOUSING
             REVENUE)                                                                  5.00%        02/01/2013    $      204,034
    225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S SPECIALTY (HOUSING
             REVENUE)                                                                  5.00         02/01/2014           229,262
    200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S SPECIALTY (HOUSING
             REVENUE)                                                                  5.00         02/01/2015           203,708
  1,700,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                 5.25         05/15/2018         1,713,175
  3,000,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                 5.30         05/15/2028         3,015,240
    650,000  ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                        5.75         09/01/2026           661,993
  2,500,000  ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL PROJECT
             (PRIVATE SCHOOL REVENUE)                                                  5.50         10/01/2024         2,557,175
    360,000  ST. PAUL MN HOUSING & RDA REF-MARIAN CENTER PROJECT A (HOUSING
             REVENUE)                                                                  5.05         11/01/2017           356,548
    485,000  ST. PAUL MN HOUSING & RDA REF-MARIAN CENTER PROJECT A (HOUSING
             REVENUE)                                                                  5.20         11/01/2022           477,764
     95,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)SS.            6.63         06/01/2020           101,081
     15,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)                6.63         06/01/2020            15,813
  1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT
             HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)                      5.13         12/01/2024         1,004,550
  1,050,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT
             HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)                      5.25         12/01/2026         1,063,472
  1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO
             OF UNIVERSITY)                                                            5.75         07/01/2011         1,065,700
  2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO
             OF UNIVERSITY)                                                            5.75         07/01/2017         3,153,263
  7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO
             OF UNIVERSITY)                                                            5.50         07/01/2021         8,098,297
  2,085,000  VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)             5.25         10/01/2025         2,131,058
     25,000  WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A (HOUSING
             REVENUE, GNMA INSURED)                                                    5.55         08/20/2028            25,392
    280,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT REVENUE,
             MBIA INSURED)                                                             9.75         01/01/2016           385,493
  2,395,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)             6.38         01/01/2016         2,605,272

                                                                                                                     156,873,459
                                                                                                                  --------------
PUERTO RICO - 0.86%
  1,250,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
             N (TOLL ROAD REVENUE, ASSURED GUARANTY)                                   5.25         07/01/2034         1,372,850
     25,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                            5.25         07/01/2022            26,704

                                                                                                                       1,399,554
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $153,811,410)                                                                    159,587,061
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 2.74%
  4,490,302  WELLS FARGO MINNESOTA TAX-FREE MONEY MARKET TRUST~+++                                                     4,490,302
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,490,302)                                                                         4,490,302
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $158,301,712)*                        100.13%                                                               $  164,077,363

OTHER ASSETS AND LIABILITIES, NET            (0.13)                                                                     (204,976)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  163,872,387
                                            ======                                                                ==============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,490,302.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $158,529,197 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $6,278,287
      GROSS UNREALIZED DEPRECIATION                         (730,121)
                                                          ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $5,548,166

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 96.50%

ALABAMA - 1.22%
$ 1,000,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES A2
             PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA INSURED)SS.##               4.23%        11/15/2015    $    1,029,790
                                                                                                                  --------------
ALASKA - 1.80%
    550,000  ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)       7.00         07/01/2009           567,017
    916,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
             REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                  6.20         06/01/2022           955,040

                                                                                                                       1,522,057
                                                                                                                  --------------
ARIZONA - 3.21%
    500,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES B (HOSPITAL REVENUE)SS.+/-                                         4.58         02/01/2042           503,000
    850,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN
             (WATER REVENUE)                                                           4.75         10/01/2032           852,117
    690,000  QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER REVENUE)          4.85         07/15/2012           690,504
    675,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)               4.85         07/15/2014           668,520

                                                                                                                       2,714,141
                                                                                                                  --------------
ARKANSAS - 0.74%
    635,000  ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
             LABORATORY (HCFR,AMBAC INSURED)                                           3.90         12/01/2024           629,755
                                                                                                                  --------------
CALIFORNIA - 1.58%
    345,000  BERKELEY COUNTY SC DAVOL INCORPORATED INTERNATIONAL PAPER COMPANY
             PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)                                  5.75         02/01/2008           345,366
    500,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT (GO
             - STATES, TERRITORIES)                                                    4.60         11/01/2013           495,150
    500,000  MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT PROJECT AREA
             1 (TAX INCREMENTAL REVENUE)                                               4.40         06/01/2012           495,755

                                                                                                                       1,336,271
                                                                                                                  --------------
COLORADO - 5.15%
  1,500,000  AURORA CO WOODRIDGE APARTMENTS PROJECT (MFHR)SS.+/-                       4.25         12/20/2040         1,498,710
     55,000  COLORADO ECFA CHARTER SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE
             REVENUE)                                                                  5.85         06/01/2008            54,643
    525,000  COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)             5.25         12/01/2011           539,973
    175,000  COLORADO HEALTH FACILITIES EVANGELICAL UNREFUNDED (HFFA)                  6.25         12/01/2010           181,711
    280,000  COLORADO HEALTH FACILITIES HEALTH EVANGELICAL PREREFUNDED (HFFA)SS.       6.25         12/01/2010           290,900
    315,000  COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HCFR)                         5.30         09/15/2009           316,292
    655,000  DENVER CITY & COUNTY CO (HOUSING REVENUE)                                 7.00         08/01/2010           688,281
    780,000  EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT REVENUE)       5.00         05/01/2011           788,408

                                                                                                                       4,358,918
                                                                                                                  --------------
FLORIDA - 7.57%
    500,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
             REVENUE)                                                                  4.80         11/01/2012           498,575
    740,000  BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                            5.00         11/01/2012           757,427
    115,000  BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT (HCFR)          6.00         11/15/2009           117,819
    500,000  BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
             SERVICES (HCFR,SUNTRUST BANK LOC)                                         5.50         08/15/2014           521,660
  1,000,000  CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT SERIES
             A (OTHER REVENUE, MBIA INSURED)                                           5.00         03/01/2012         1,040,320
  1,000,000  FLORIDA HURRICANE CATASTROPHE FUND SERIES A (OTHER REVENUE)               5.00         07/01/2009         1,021,020
    415,000  HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                    6.20         12/01/2008           421,623

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FLORIDA (CONTINUED)
$ 1,000,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE, MBIA
             INSURED)                                                                  5.00%        05/01/2011    $    1,033,520
  1,000,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                       4.08         12/01/2028         1,000,000

                                                                                                                       6,411,964
                                                                                                                  --------------
ILLINOIS - 8.47%
  1,050,000  AURORA IL (TAX ALLOCATION REVENUE)                                        5.00         12/30/2010         1,055,691
  1,200,000  CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                  5.38         01/01/2013         1,252,944
  2,270,000  DE WITT, FORD, ETCETRA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             (EDUCATIONAL FACILITIES REVENUE)                                          4.50         04/01/2014         2,269,864
    200,000  ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
             REVENUE)                                                                  4.50         12/01/2012           200,376
    360,000  ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
             REVENUE)                                                                  5.00         12/01/2014           371,696
    645,000  ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR, FIRST
             SECURITY BANK LOC)                                                        6.13         04/01/2012           674,915
    500,000  ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)            5.50         11/15/2010           515,005
    800,000  NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                     5.75         01/01/2010           834,808

                                                                                                                       7,175,299
                                                                                                                  --------------
INDIANA - 1.03%
    850,000  INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
             REVENUE)                                                                  5.00         07/01/2012           871,667
                                                                                                                  --------------
IOWA - 2.49%
  2,000,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED SERIES B (EXCISE TAX REVENUE LOC)                                  5.50         06/01/2011         2,105,620
                                                                                                                  --------------
KANSAS - 0.24%
    100,000  OLATHE KANSAS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
             INCREMENTAL REVENUE)%%                                                    5.00         03/01/2012            99,993
    100,000  OLATHE KANSAS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
             INCREMENTAL REVENUE)%%                                                    5.00         09/01/2012            99,993

                                                                                                                         199,986
                                                                                                                  --------------
KENTUCKY - 1.23%
  1,000,000  ASHLAND KY POLLUTION CONTROL (PCR)                                        5.70         11/01/2009         1,039,130
                                                                                                                  --------------
LOUISIANA - 1.87%
    160,000  LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR,
             CIFG INSURED)                                                             5.00         07/01/2010           164,170
    350,000  LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR,
             CIFG INSURED)                                                             5.00         07/01/2011           361,267
    100,000  LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR,
             CIFG INSURED)                                                             5.00         07/01/2012           103,806
    910,000  PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
             INCORPORATED (OTHER REVENUE, MBIA INSURED)                                5.25         08/15/2013           952,251

                                                                                                                       1,581,494
                                                                                                                  --------------
MARYLAND - 1.68%
    400,000  MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL SERIES H
             (HOUSING REVENUE)                                                         4.55         09/01/2012           402,420
  1,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS APARTMENT
             PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.                         4.90         05/15/2031         1,023,540

                                                                                                                       1,425,960
                                                                                                                  --------------
MASSACHUSETTS - 0.63%
    525,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS
             (ELECTRIC REVENUE)                                                        5.13         12/01/2011           532,618
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MICHIGAN - 0.95%
$   300,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
             GROUP SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                           5.13%       11/01/2029    $      308,538
    500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
             OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK LOC)SS.+/-        4.35        06/01/2041           500,110

                                                                                                                         808,648
                                                                                                                  --------------
MINNESOTA - 3.46%
  1,000,000  BECKER MN NORTHERN STATES POWER SERIES A (IDR)                             8.50        03/01/2019         1,196,890
    290,000  MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL CENTER
             PROJECT (HCFR)                                                             4.50        11/01/2011           291,119
    365,000  MINNESOTA STATE SCHOLASTICAL SERIES 5J (COLLEGE & UNIVERSITY
             REVENUE)                                                                   4.88        12/01/2007           366,121
    435,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)              6.38        01/01/2016           473,193
    600,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
             AMBAC INSURED)                                                             5.40        01/01/2009           603,774

                                                                                                                       2,931,097
                                                                                                                  --------------
MISSISSIPPI - 1.21%
  1,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY MISSISSIPPI
             BAPTIST HEALTH SYSTEM INCORPORATED SERIES A (HOSPITAL REVENUE)             5.00        08/15/2012         1,028,610
                                                                                                                  --------------
MISSOURI - 1.46%
  1,250,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
             (SALES TAX REVENUE, CIFG INSURED)                                          4.00        04/15/2026         1,237,925
                                                                                                                  --------------
MONTANA - 1.07%
    135,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
             INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                           5.00        06/01/2011           135,614
    310,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
             INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                           5.00        06/01/2012           310,927
    150,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
             INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                           5.00        06/01/2012           149,606
    310,000  MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                               4.20        12/01/2013           306,776

                                                                                                                         902,923
                                                                                                                  --------------
NEW JERSEY - 6.85%
    250,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)             5.63        06/15/2019           258,713
  1,100,000  NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
             A (OTHER REVENUE, AMBAC INSURED)                                           5.20        06/01/2013         1,099,395
    225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL
             (TOLL ROAD  REVENUE)                                                       6.20        01/01/2010           233,111
    125,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)           5.00        06/01/2013           131,463
  3,830,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)           5.75        06/01/2032         4,073,856

                                                                                                                       5,796,538
                                                                                                                  --------------
NEW MEXICO - 1.17%
  1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA)              4.20        07/01/2028           994,420
                                                                                                                  --------------
NEW YORK - 1.11%
    400,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE AERONAUTICS
             SERIES A (COLLEGE & UNIVERSITY REVENUE)                                    5.00        12/01/2016           400,880
    520,000  NIAGARA NY FRONTIER TRANSIT AUTHORITY - BUFFALO NIAGARA
             INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)             5.75        04/01/2011           538,210

                                                                                                                         939,090
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
NORTH CAROLINA - 1.54%
$ 1,250,000  PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                        5.38%       12/01/2010    $    1,302,750
                                                                                                                  --------------
OHIO - 0.35%
    300,000  FRANKLIN COUNTY OH CITIZENS UTILITY COMPANY PROJECT (IDR)SS.+/-            4.75        08/01/2015           300,183
                                                                                                                  --------------
OKLAHOMA - 0.89%
    700,000  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
             (EDUCATIONAL FACILITIES REVENUE)                                           6.25        08/15/2014           751,443
                                                                                                                  --------------
OREGON - 1.03%
    365,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
             (TAX INCREMENTAL REVENUE)                                                  5.00        08/01/2008           366,489
    500,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
             SERIES B (ELECTRIC REVENUE)                                                5.00        01/01/2012           503,000

                                                                                                                         869,489
                                                                                                                  --------------
OTHER - 0.62%
    500,000  CHARTER MAC EQUITY ISSUER TRUST++                                          7.10        06/30/2009           524,625
                                                                                                                  --------------
PENNSYLVANIA - 4.43%
  1,000,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
             AIRPORT (AIRPORT REVENUE, FGIC INSURED)                                    6.00        01/01/2013         1,051,150
  1,000,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
             PREREFUNDED (NURSING HOME REVENUE)SS.                                      7.25        01/01/2035         1,160,770
    500,000  PENNSYLVANIA HOUSING FINANCE AGENCY MULTI-FAMILY DEVELOPMENT
             SERIES L (MFHR, GO OF AUTHORITY)                                           4.20        07/01/2009           500,350
  1,000,000  PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE SERIES 4
             (UTILITIES REVENUE, FIRST SECURITY BANK LOC)                               5.00        08/01/2011         1,035,430

                                                                                                                       3,747,700
                                                                                                                  --------------
PUERTO RICO - 1.76%
    425,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDED SS.                          5.75        07/01/2010           436,352
  1,020,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             SERIES CC (TOLL ROAD REVENUE)                                              5.00        07/01/2012         1,056,496

                                                                                                                       1,492,848
                                                                                                                  --------------
RHODE ISLAND - 1.25%
    335,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
             (HOUSING REVENUE)                                                          4.50        09/01/2007           335,429
    350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
             (HOUSING REVENUE)                                                          4.50        09/01/2008           353,140
    365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
             (HOUSING REVENUE)                                                          4.50        09/01/2009           370,285

                                                                                                                       1,058,854
                                                                                                                  --------------
SOUTH CAROLINA - 3.83%
  1,000,000  BERKELEY COUNTY SC SCHOOL DISTRICT COP BERKELEY SCHOOL FACILITIES
             GROUP INCORPORATED (LEASE REVENUE, MBIA INSURED)                           5.15        02/01/2008         1,006,300
    600,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2028           116,844
  1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
             HEALTH (HOSPITAL REVENUE)SS.+/-                                            4.48        08/01/2039         1,000,000
  1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
             HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.             7.13        12/15/2015         1,115,760

                                                                                                                       3,238,904
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
SOUTH DAKOTA - 2.79%
$   640,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST
             SECURITY BANK LOC)                                                         6.00%       01/01/2009    $      651,693
    830,000  LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                        5.15        05/01/2014           819,833
    685,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
             CERTIFICATIONS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)             5.00        01/01/2009           692,775
    200,000  SOUTH DAKOTA STATE HEFA (HCFR, ACA INSURED)                                5.20        04/01/2008           201,830

                                                                                                                       2,366,131
                                                                                                                  --------------
TENNESSEE - 0.24%
    200,000  METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
             (AIRPORT REVENUE, FGIC INSURED)                                            5.38        07/01/2013           205,802
                                                                                                                  --------------
TEXAS - 10.51%
  1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                    5.00        08/15/2034         1,034,120
    125,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE,
             HUD INSURED)                                                               5.00        10/01/2009           126,355
    265,000  DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS
             PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                                 9.00        01/01/2010           283,847
  1,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
             CHILDRENS HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)                     5.25        10/01/2019         1,037,760
  1,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
             MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE, FIRST
             SECURITY BANK LOC)                                                         5.20        05/15/2020         1,028,100
    420,000  HOUSTON TX (AIRPORT REVENUE)                                               6.25        07/01/2012           442,995
    995,000  HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
             INSURED)SS.+/-                                                             6.75        06/01/2033         1,028,193
    220,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
             HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                                5.00        02/15/2008           221,437
    245,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)                     5.00        08/15/2007           245,331
    500,000  MONTGOMERY COUNTY TX UNLIMITED TAX ADJUSTMENT RATE SERIES B
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      5.00        03/01/2028           506,715
  1,885,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE,
             MBIA INSURED)                                                              6.00        09/01/2010         1,975,574
    490,000  TEXAS STATE AFFORDABLE HOUSING CORPORATION (STATE AGENCY HOUSING
             REVENUE, GNMA INSURED)                                                     5.50        09/01/2038           514,765
    450,000  WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                          6.00        03/01/2009           452,786

                                                                                                                       8,897,978
                                                                                                                  --------------
VIRGINIA - 0.47%
    395,000  VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
             (COLLEGE & UNIVERSITY REVENUE)                                             4.50        06/01/2012           394,850
                                                                                                                  --------------
WASHINGTON - 7.14%
    950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                               5.13        09/01/2009           955,358
    500,000  PORT KALAMA WA SERIES B (AIRPORT REVENUE)                                  5.25        12/01/2015           523,530
    260,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)           4.25        12/01/2011           261,555
    200,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)           4.25        12/01/2012           200,686
    185,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)           4.25        12/01/2013           185,407
    555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
             (ELECTRIC REVENUE)                                                         4.20        07/01/2008           557,498
    970,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
             ASSET BACKED                                                               6.50        06/01/2026         1,062,499
  1,000,000  VANCOUVER WA BOARD ANTICIPATION NOTES VILLAGE PARK APARTMENTS
             (HOUSING REVENUE)                                                          4.20        03/01/2008           998,780
    300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
             #1 SERIES B (ELECTRIC REVENUE)                                             7.25        07/01/2009           309,489
    950,000  WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                              6.25        02/01/2011           991,316

                                                                                                                       6,046,118
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
WEST VIRGINIA - 2.21%
$   630,000  BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                            4.50%       10/01/2013    $      619,517
    545,000  BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                            4.55        10/01/2014           534,901
    200,000  KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                          7.38        09/01/2011           225,302
    475,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS
             LOAN PROGRAM (SEWER REVENUE)                                               7.10        11/01/2009           492,950

                                                                                                                       1,872,670
                                                                                                                  --------------
WISCONSIN - 1.25%
  1,000,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED
             (OTHER REVENUE)                                                            6.13        06/01/2027         1,054,294
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $82,128,092)                                                                      81,698,560
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 1.68%

COMMERCIAL PAPER - 0.47%
    400,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.05        09/13/2007           400,000
                                                                                                                  --------------

SHARES
MUTUAL FUNDS - 1.21%
  1,022,142  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                            1,022,142
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,422,142)                                                                         1,422,142
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $83,550,234)*                             98.18%                                                            $   83,120,702
OTHER ASSETS AND LIABILITIES, NET                1.82                                                                  1,543,316
                                               ------                                                             --------------
TOTAL NET ASSETS                               100.00%                                                            $   84,664,018
                                               ======                                                             ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,022,142.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $83,568,510 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                      $  185,631
         GROSS UNREALIZED DEPRECIATION                        (633,439)
                                                            ----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)         $ (447,808)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 99.06%

ALABAMA - 0.31%
$   800,000  ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES A
             (WATER REVENUE, AMBAC INSURED)                                             4.85%       08/15/2022    $      804,848
                                                                                                                  --------------
ALASKA - 0.40%
  1,000,000  ANCHORAGE AK ELECTRIC SENIOR LIEN SERIES A (ELECTRIC REVENUE,
             MBIA INSURED)                                                              5.00        12/01/2021         1,041,100
                                                                                                                  --------------
ARIZONA - 7.07%
  1,000,000  ARIZONA HOUSING FINANCE AUTHORITY MORTGAGE BACKED SECURITIES
             PROGRAM SERIES B (HOUSING REVENUE, FHLMC)                                  5.15        12/01/2035         1,025,219
    500,000  CHANDLER AZ (FUEL SALES TAX REVENUE)                                       6.00        07/01/2011           537,630
  2,100,000  GILA COUNTY AZ USD #10 PAYSON SCHOOL IMPROVEMENT PROJECT
             OF 2006 SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)%%+/-SS.             1.00        07/01/2027         2,013,879
  1,860,000  MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL REVENUE)           5.00        07/01/2016         1,880,665
    750,000  MARICOPA COUNTY AZ IDA WISPERING PALMS APARTMENTS SERIES A
             (HOUSING REVENUE, MBIA INSURED)                                            5.85        07/01/2019           760,718
    125,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #1 PHOENIX ELEMENTARY SCHOOL
             IMPROVEMENT PROJECT OF 2006 SERIES A (PROPERTY TAX REVENUE,
             FGIC INSURED)                                                              4.00        07/01/2020           119,681
    750,000  MARICOPA COUNTY AZ USD #48 SCOTTSDALE (PROPERTY TAX REVENUE)%%             5.00        07/01/2023           799,530
    215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE REVENUE,
             ACA INSURED)                                                               5.63        07/01/2010           222,828
  1,385,000  NORTHERN ARIZONA UNIVERSITY REVENUE (COLLEGE & UNIVERSITY
             REVENUE, FGIC INSURED)                                                     5.00        06/01/2026         1,446,646
  2,000,000  PHOENIX & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA INSURED)            5.25        08/01/2038         2,041,740
    250,000  PHOENIX AZ IDA CAPITAL MALL LLC PROJECT PREREFUNDED
             (LEASE REVENUE, AMBAC INSURED)SS.                                          5.38        09/15/2022           260,783
     35,000  PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA INSURED)          5.30        04/01/2020            35,210
    400,000  PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
             (EDUCATIONAL FACILITIES REVENUE)                                           5.60        12/01/2016           393,608
    810,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT
             (WATER & SEWER REVENUE)                                                    5.75        12/01/2032           798,255
  1,500,000  PINAL COUNTY AZ USD #43 (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)%%                                                       5.00        07/01/2025         1,605,315
    300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)                   5.25        07/01/2017           312,963
  1,100,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
             AUTHORITY REVENUE)%%                                                       4.70        04/01/2022         1,073,391
  1,100,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
             AUTHORITY REVENUE)%%                                                       4.90        04/01/2032         1,061,984
    500,000  TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)              7.00        07/01/2012           566,465
    275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE &
             UNIVERSITY REVENUE)                                                        6.00        06/01/2010           290,639
  1,340,000  YAVAPAI COUNTY AZ USD #22 HUMBOLDT SCHOOL IMPROVEMENT PROJECT
             2006 SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)                     4.00        07/01/2020         1,282,340

                                                                                                                      18,529,489
                                                                                                                  --------------
ARKANSAS - 1.51%
  2,000,000  CABOT AR SALES & USE TAX (SALES TAX REVENUE, XLCA COMPANY INSURED)         4.60        12/01/2025         1,986,660
  2,220,000  HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                       4.25        06/01/2047         1,968,074

                                                                                                                       3,954,734
                                                                                                                  --------------
CALIFORNIA - 15.81%
  2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
             LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE, GUARANTEED
             STUDENT LOANS)                                                             7.85        07/01/2025         2,631,350
  3,000,000  APPLE VALLEY CA REDEVELOPMENT AGENCY PROJECT AREA #2 (OTHER
             REVENUE, AMBAC INSURED)%%                                                  5.00        06/01/2037         3,075,390
  1,750,000  BANNING CA FINANCING AUTHORITY ELECTRIC SYSTEMS PROJECT
             (ELECTRIC REVENUE, XLCA INSURED)                                           5.00        06/01/2038         1,792,770
  2,445,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
             A CAPITAL APPRECIATION (OTHER REVENUE, ACA INSURED)^                       4.99        12/01/2016         1,536,854
  1,000,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
             (HCFR LOC)+/-SS.                                                           4.15        05/15/2029         1,000,000

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                               INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 1,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY HOUSING DEVELOPMENT
             NIDO APARTMENTS SERIES C (HOUSING REVENUE, FNMA)                                 5.55%       05/01/2028   $  1,522,350
  1,285,000  EL CENTRO CA FINANCING AUTHORITY SERIES A (WATER REVENUE, FIRST SECURITY
             BANK LOC)                                                                        5.00        10/01/2026      1,329,178
  4,000,000  FILLMORE CA PFA FILLMORE WATER RECYCLING FINANCING (OTHER REVENUE, CIFG
             INSURED)%%                                                                       5.25        05/01/2030      4,358,960
  1,430,000  HESPERIA USD CA CAP IMPROVEMENT PROJECT (LEASE REVENUE, AMBAC INSURED)           5.00        02/01/2031      1,468,310
    660,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY GRAND CENTRAL SQUARE CRALA
             SERIES A (HOUSING REVENUE, RADIAN INSURED)                                       5.00        12/01/2026        660,502
  1,055,000  LYNWOOD UNIFIED SCHOOL DISTRICT CA REF PROJECT SERIES B (LEASE REVENUE,
             FGIC INSURED)%%                                                                  5.00        10/01/2037      1,081,312
  6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS SERIES A6 (WATER
             REVENUE)+/-SS.++                                                                 7.23        08/10/2018      8,554,482
    670,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                          5.75        12/01/2012        689,095
  1,000,000  RAMONA CA UNIFIED SCHOOL DISTRICT (LEASE REVENUE, FGIC INSURED)%%^               0.94        05/01/2032        792,640
    890,000  RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX COMMUNITY FACILITIES
             DISTRICT #92-1 SERIES A (SPECIAL TAX REVENUE, MBIA INSURED)                      5.00        09/01/2036        912,321
    185,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED PROJECT
             (AIRPORT REVENUE)                                                                8.00        07/01/2013        206,029
    900,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)             4.50        03/01/2011        896,040
  4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1 (HEFAR,
             GUARANTEED STUDENT LOANS)                                                        5.88        01/01/2018      5,005,547
    820,000  TRAVIS CA USD (LEASE REVENUE, MBIA INSURED)%%                                    5.00        09/01/2027        845,010
  1,000,000  TURLOCK CA PFA (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)                5.00        09/01/2036      1,025,080
  1,000,000  WASHINGTON CA USD -YOLO COUNTY NEW HIGH SCHOOL PROJECT (LEASE REVENUE,
             AMBAC INSURED)                                                                   5.00        08/01/2030      1,027,890
  1,000,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XLCA
             INSURED)                                                                         5.00        09/01/2026      1,033,720

                                                                                                                         41,444,830
                                                                                                                       ------------
COLORADO - 4.27%
    650,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++                     6.13        12/15/2035        665,197
    200,000  COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED (LEASE
             REVENUE)SS.                                                                      7.00        11/01/2029        213,532
    500,000  COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
             REVENUE)++                                                                       5.75        12/01/2037        509,395
     30,000  COLORADO HFA SERIES A2 (HOUSING REVENUE)                                         7.15        11/01/2014         30,394
    850,000  COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                                      6.50        08/01/2031        858,670
    445,000  COLORADO HFA SERIES B2 (HOUSING REVENUE)                                         7.10        04/01/2017        456,574
  1,220,000  COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                6.70        08/01/2017      1,259,443
    600,000  COLORADO HFA SERIES D2 (SFHR)                                                    6.90        04/01/2029        619,890
    700,000  COLORADO HFA WINRIDGE APARTMENTS (HOUSING REVENUE, FNMA INSURED)+/-SS.           3.75        02/15/2028        700,000
    500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A (HOUSING
             REVENUE, FHA INSURED)                                                            5.75        10/01/2027        505,950
    690,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A (AIRPORT
             REVENUE)                                                                         5.15        05/01/2017        695,361
  3,245,000  LITTLETON CO BUILDING CORPORATION COP (LEASE REVENUE)                            5.13        12/01/2018      3,390,214
    795,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)                   6.50        12/01/2016        814,541
    420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE)             7.38        09/01/2010        459,354

                                                                                                                         11,178,515
                                                                                                                       ------------
DISTRICT OF COLUMBIA - 1.42%
  3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL (TAX
             INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^                                   4.50        07/01/2015      2,697,195
  1,000,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (COLLEGE & UNIVERSITY
             REVENUE, MBIA INSURED)                                                           5.00        10/01/2037      1,029,500

                                                                                                                          3,726,695
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                               INTEREST RATE  MATURITY DATE      VALUE
FLORIDA - 5.03%
$ 1,375,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER REVENUE)          4.80%       11/01/2012   $  1,371,081
  2,000,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-                    4.08        12/01/2028      2,000,000
  1,250,000  BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION SERIES C
             (LEASE  REVENUE, AMBAC INSURED)                                                  5.00        07/01/2016      1,316,675
  2,000,000  BROWARD COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE, FGIC INSURED)            5.00        07/01/2017      2,107,880
  1,350,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B (OTHER REVENUE)        5.13        05/01/2016      1,339,025
    500,000  FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)             5.90        02/01/2030        508,100
    500,000  FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER MORTGAGE SERIES 4 (HOUSING
             REVENUE, GNMA INSURED)                                                           4.70        01/01/2015        503,140
  2,085,000  PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE, GNMA INSURED)                    4.85        04/01/2032      2,089,066
  1,950,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                              4.08        12/01/2028      1,950,000

                                                                                                                         13,184,967
                                                                                                                       ------------
GEORGIA - 1.93%
  3,170,000  ATLANTA GA AIRPORT FACILITIES CAPITAL APPRECIATION BONDS (AIRPORT REVENUE
             LOC MBIA INSURED)^                                                               5.45        01/01/2010      2,770,707
  1,000,000  ATLANTA GA SERIES A PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)SS.               5.75        01/01/2020      1,046,970
    500,000  FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C PREREFUNDED
             (HOUSING REVENUE)SS.                                                             6.90        07/01/2008        514,220
    700,000  GAINESVILLE GA RDA RIVERSIDE MILITARY ACADEMY (EDUCATIONAL FACILITIES
             REVENUE)                                                                         5.00        03/01/2015        716,975

                                                                                                                          5,048,872
                                                                                                                       ------------
GUAM - 0.24%
    600,000  GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP GUAM PUBLIC
             SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL FACILITIES REVENUE, ACA
             INSURED)                                                                         4.50        10/01/2026        568,116
     60,000  GUAM HOUSING CORPORATION GUARANTEED MORTGAGE BACKED SECURITIES SERIES A
             (HOUSING REVENUE, FHLMC INSURED)                                                 5.75        09/01/2031         62,762

                                                                                                                            630,878
                                                                                                                       ------------
HAWAII - 0.03%
     85,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A (HOUSING
             REVENUE, FNMA INSURED)                                                           5.75        07/01/2030         86,063
                                                                                                                       ------------
IDAHO - 0.22%
     70,000  AMMON ID URBAN RENEWAL AGENCY TAX INCREMENTAL SERIES B PREREFUNDED (TAX
             INCREMENTAL REVENUE)SS.                                                          6.00        08/01/2014         70,131
    185,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING REVENUE, FHA
             INSURED)                                                                         6.15        01/01/2028        188,025
    145,000  IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                                 6.35        07/01/2015        145,119
    150,000  IDAHO IHC HOSPITALS INCORPORATED (HCFR)                                          6.65        02/15/2021        185,321

                                                                                                                            588,596
                                                                                                                       ------------
ILLINOIS - 11.95%
    500,000  CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA INSURED)              6.13        06/01/2039        512,990
  2,250,000  CHICAGO IL HOUSING AUTHORITY PREREFUNDED (HOUSING REVENUE)SS.                    5.38        07/01/2019      2,389,073
    500,000  CHICAGO IL PAUL G. STEWART PHASES I & II (HOUSING REVENUE, FHA INSURED)          4.20        09/20/2017        479,230
  1,000,000  CORTLAND IL SPECIAL SERVICE AREA #001 (SPECIAL TAX REVENUE, GUARANTEE
             AGREEMENT)                                                                       4.70        03/01/2032        961,240
  2,465,000  DE WITT, FORD, ETCETRA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             (COLLEGE & UNIVERSITY REVENUE)                                                   4.50        04/01/2024      2,464,852
  4,310,000  DE WITT, FORD, ETCETRA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             (COLLEGE & UNIVERSITY REVENUE)                                                   4.50        04/01/2025      4,309,741

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                               INTEREST RATE  MATURITY DATE      VALUE
ILLINOIS (CONTINUED)
$ 1,000,000  EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (COLLEGE & UNIVERSITY
             REVENUE)                                                                         7.00%       01/01/2019   $    991,450
    220,839  ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY REHABILITATION
             SERIES A(I)                                                                      7.88        07/01/2020        192,258
  1,000,000  ILLINOIS FINANCE AUTHORITY NEWMAN FOUNDATION (OTHER REVENUE, RADIAN
             INSURED)                                                                         5.00        02/01/2037      1,011,350
  4,000,000  ILLINOIS OSF HEALTHCARE SYSTEM PREREFUNDED (HCFR)SS.                             6.25        11/15/2029      4,247,760
    500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT #165
             PREREFUNDED (PROPERTY TAX REVENUE, AMBAC INSURED)SS.                             6.25        12/01/2015        526,770
  1,000,000  MCHENRY COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #157 (PROPERTY TAX
             REVENUE, FIRST SECURITY BANK LOC)                                                9.00        12/01/2017      1,350,070
  1,500,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL SPECIAL
             OBLIGATION SERIES A (WATER REVENUE)                                              5.00        05/01/2014      1,582,740
  7,350,000  REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX REVENUE, FGIC
             INSURED)                                                                         7.75        06/01/2019      9,315,905
    940,000  ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING & URBAN
             DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                                      6.75        01/01/2018        969,093

                                                                                                                         31,304,522
                                                                                                                       ------------
INDIANA - 3.37%
  1,000,000  CARMEL IN RDA LEASING PERFORMING ARTS CENTER (OTHER REVENUE)                     5.00        02/01/2029      1,028,080
  1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE REVENUE, MBIA
             INSURED)                                                                         5.00        08/01/2012      1,461,712
  2,000,000  FRANKLIN TOWNSHIP IN SCHOOL BUILDING CORPORATION MARION COUNTY FIRST
             MORTGAGE (LEASE REVENUE, MBIA INSURED)                                           5.00        07/15/2026      2,062,740
  2,515,000  INDIANA ASCENSION HEALTH SERIES F PREREFUNDED (HCFR)SS.                          5.50        11/15/2018      2,707,272
  1,195,000  INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)                        5.00        02/01/2029      1,235,403
    290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER REVENUE)                6.00        01/10/2020        328,208

                                                                                                                          8,823,415
                                                                                                                       ------------
IOWA - 0.26%
    300,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                                       5.00        06/01/2014        308,322
    360,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                                       5.25        06/01/2016        375,667

                                                                                                                            683,989
                                                                                                                       ------------
KANSAS - 1.25%
    500,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
             INCREMENTAL REVENUE)%%                                                           5.50        09/01/2026        499,960
  1,415,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE SERIES A (SFHR, GNMA)                    5.40        12/01/2037      1,469,591
    565,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE, GNMA INSURED)         6.70        06/01/2029        570,882
    740,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT TRANSPORTATION
             DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)                  4.88        10/01/2028        728,870

                                                                                                                          3,269,303
                                                                                                                       ------------
LOUISIANA - 1.19%
  1,000,000  LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A (HEFAR, CIFG
             INSURED)                                                                         5.00        07/01/2030      1,032,200
  2,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B (SPECIAL
             TAX REVENUE, AMBAC INSURED)                                                      5.00        06/01/2018      2,096,120

                                                                                                                          3,128,320
                                                                                                                       ------------
MASSACHUSETTS - 1.36%
  2,500,000  MASSACHUSETTS COLLEGE BUILDING AUTHORITY SERIES (COLLEGE & UNIVERSITY
             REVENUE, COMMONWEALTH OF MASSACHUSETTS)                                          7.50        05/01/2014      2,929,550
    200,000  MASSACHUSETTS HEFA MELROSE WAKEFIELD HOSPITAL SERIES B (HCFR, GO OF
             HOSPITAL)                                                                        5.88        07/01/2018        203,600

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                               INTEREST RATE  MATURITY DATE      VALUE
MASSACHUSETTS (CONTINUED)
$    90,000  MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A PREREFUNDED
             (WATER REVENUE)SS.                                                               6.00%       08/01/2023   $     94,676
    310,000  MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A UNREFUNDED
             (WATER REVENUE)                                                                  6.00        08/01/2023        324,958

                                                                                                                          3,552,784
                                                                                                                       ------------
MICHIGAN - 3.84%
  1,040,000  ADRIAN MI CITY SCHOOL DISTRICT REFERENCE (PROPERTY TAX REVENUE, FIRST
             SECURITY BANK LOC)                                                               4.00        05/01/2020        995,238
  1,180,000  CRESCENT ACADEMY MI COP (OTHER REVENUE)                                          5.75        12/01/2036      1,195,718
  1,750,000  DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1 PROJECT
             SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                                 4.75        07/01/2025      1,752,030
  3,000,000  DETROIT MI SERIES B1 (PROPERTY TAX REVENUE, AMBAC INSURED)                       5.00        04/01/2015      3,153,210
  2,760,000  WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)            8.00        05/01/2010      2,977,102

                                                                                                                         10,073,298
                                                                                                                       ------------
MINNESOTA - 1.13%
    500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A (HOUSING
             REVENUE)                                                                         7.25        01/01/2032        524,745
    900,000  MINNESOTA STATE 911 PUBLIC SAFETY RADIO COMMUNICATION SYSTEM (OTHER
             REVENUE, MBIA INSURED)                                                           5.00        06/01/2016        958,743
    400,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (LEASE REVENUE)         6.00        09/01/2036        408,156
  1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY MN SERIES A (OTHER REVENUE, FIRST
             SECURITY BANK LOC)                                                               5.00        01/01/2016      1,061,860

                                                                                                                          2,953,504
                                                                                                                       ------------
MISSOURI - 1.09%
  1,000,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES TAX
             REVENUE, CIFG INSURED)                                                           4.00        04/15/2026        990,340
    300,000  COTTLEVILLE MO COP (LEASE REVENUE)                                               5.00        08/01/2020        303,018
    250,000  COTTLEVILLE MO COP (LEASE REVENUE)                                               5.10        08/01/2023        252,893
    400,000  LINCOLN UNIVERSITY MISSOURI (COLLEGE & UNIVERSITY REVENUE, GUARANTEE
             AGREEMENT)                                                                       5.00        06/01/2027        408,776
    400,000  LINCOLN UNIVERSITY MISSOURI SUB (COLLEGE & UNIVERSITY REVENUE, GUARANTEE
             AGREEMENT)                                                                       5.13        06/01/2037        410,280
    500,000  OZARK MO CERTIFICATES PARTICIPATION COMMUNITY CENTER PROJECT (LEASE
             REVENUE)                                                                         4.80        09/01/2023        488,425

                                                                                                                          2,853,732
                                                                                                                       ------------
MONTANA - 1.33%
    500,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK INTERNATIONAL AIRPORT
             SERIES A (AIRPORT REVENUE)                                                       5.00        06/01/2020        489,275
    325,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY REF GLACIER PARK INTERNATIONAL
             AIRPORT SERIES A (AIRPORT REVENUE)                                               5.00        06/01/2013        325,978
    535,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY REF GLACIER PARK INTERNATIONAL
             AIRPORT SERIES A (AIRPORT REVENUE)                                               5.00        06/01/2015        533,320
  2,100,000  MONTANA FACILITY FINANCE AUTHORITY BENEFITS HEALTH SYSTEM (HOSPITAL
             REVENUE, GUARANTEE AGREEMENT)                                                    5.00        01/01/2037      2,134,965

                                                                                                                          3,483,538
                                                                                                                       ------------
NEVADA - 0.78%
  2,000,000  CLARK COUNTY NV UNIVERSITY SOUTHERN NEVADA PROJECT (COLLEGE & UNIVERSITY
             REVENUE, RADIAN INSURED)                                                         5.00        04/01/2031      2,040,100
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                               INTEREST RATE  MATURITY DATE     VALUE
NEW HAMPSHIRE - 0.19%
$   500,000  NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HCFR)                                       5.25%       06/01/2026   $    507,810
                                                                                                                       ------------
NEW JERSEY - 2.20%
  1,235,000  HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NEW JERSEY SERIES A (HEFAR,
             MBIA INSURED)                                                                    6.10        06/01/2016      1,267,690
  1,250,000  MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX REVENUE)                 6.13        01/01/2025      1,308,613
  1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CEDAR CREST VILLAGE INCORPORATED
             FACILITIES SERIES A PREREFUNDED (HCFR)SS.                                        7.25        11/15/2021      1,130,790
    980,000  NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A (COLLEGE &
             UNIVERSITY REVENUE, AMBAC INSURED)                                               5.15        06/01/2012        986,978
  1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)                 5.75        06/01/2032      1,063,670

                                                                                                                          5,757,741
                                                                                                                       ------------
NEW MEXICO - 1.15%
  1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                             5.25        04/01/2027      1,622,751
  1,400,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I (HOUSING
             REVENUE, GNMA INSURED)                                                           4.40        01/01/2027      1,386,574

                                                                                                                          3,009,325
                                                                                                                       ------------
NEW YORK - 2.05%
  1,345,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT (HFFA
             REVENUE)                                                                         4.75        12/01/2014      1,324,314
  1,125,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES A (OTHER
             REVENUE)++                                                                       5.25        12/01/2016      1,157,805
  2,700,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C (EXCISE TAX
             REVENUE)                                                                         5.50        06/01/2019      2,889,567

                                                                                                                          5,371,686
                                                                                                                       ------------
NORTH CAROLINA - 1.18%
  3,000,000  NORTH CAROLINA INFRASTRUCTURE FINANCIAL CORPORATION COP CAPITAL
             IMPROVEMENTS SERIES A (LEASE REVENUE)                                            5.00        02/01/2025      3,095,400
                                                                                                                       ------------
NORTH DAKOTA - 0.03%
     50,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C (HOUSING
             REVENUE)                                                                         5.95        07/01/2017         50,743
     30,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C (HOUSING
             REVENUE)                                                                         6.10        07/01/2028         30,491

                                                                                                                             81,234
                                                                                                                       ------------
OHIO - 0.43%
    345,000  GREENE COUNTY OH REFERENCE GOVERNMENTAL ENTERPRISE SERIES A (SEWER REVENUE,
             AMBAC INSURED)                                                                   5.00        12/01/2022        366,397
    250,000  JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                            6.00        12/01/2017        254,103
    500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A PREREFUNDED (PROPERTY TAX
             REVENUE)SS.                                                                      5.70        12/01/2025        508,920

                                                                                                                          1,129,420
                                                                                                                       ------------
OKLAHOMA - 1.12%
  1,100,000  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO (EDUCATIONAL
             FACILITIES REVENUE)                                                              6.25        08/15/2014      1,180,839
  1,655,000  OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST (HCFR, AMBAC
             INSURED)                                                                         6.00        08/15/2010      1,754,565

                                                                                                                          2,935,404
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
OREGON - 2.13%
$   400,000  JACKSON COUNTY OR SERIES A (AIRPORT REVENUE, XLCA INSURED)%%               5.25%       12/01/2037    $      418,956
  1,685,000  JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)%%                             5.13        12/01/2023         1,750,462
    500,000  JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)%%                             5.25        12/01/2023           526,650
  1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
             PREREFUNDED (LEASE REVENUE, AMBAC INSURED)SS.                              6.25        05/01/2010         1,070,640
  1,405,000  OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A (HCFR)       6.13        04/15/2029         1,014,579
    550,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
             (HOUSING REVENUE)                                                          6.20        07/01/2028           560,494
     54,000  PORTLAND OR SERIES A (OTHER REVENUE)                                       4.88        06/01/2018            54,437
    190,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
             PROJECT                                                                    5.63        08/01/2007           190,247

                                                                                                                       5,586,465
                                                                                                                  --------------
PENNSYLVANIA - 1.14%
  1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
             REVENUE, MBIA INSURED)SS.                                                  7.50        02/01/2030         1,237,300
  1,250,000  HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE SERIES A
             (COLLEGE & UNIVERSITY REVENUE)                                             5.40        09/01/2016         1,253,488
    500,000  PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY ASSOCIATION
             OF INDEPENDENT COLLEGES & UNIVERSITIES (HEFAR, RADIAN INSURED)             5.00        05/01/2027           506,560

                                                                                                                       2,997,348
                                                                                                                  --------------
PUERTO RICO - 0.96%
    260,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDED (EXCISE TAX REVENUE)
             SS.                                                                        5.75        07/01/2010           266,945
    300,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDED (OTHER REVENUE)SS.           6.00        07/01/2010           317,967
      5,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (SEWER REVENUE)                    10.25        07/01/2009             5,318
  1,750,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
             N (TOLL ROAD REVENUE, ASSURED GUARANTY)                                    5.25        07/01/2034         1,921,990

                                                                                                                       2,512,220
                                                                                                                  --------------
SOUTH CAROLINA - 4.59%
  1,850,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION
             SERIES B (TOLL ROAD REVENUE)^                                              8.14        01/01/2038           162,227
  7,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION
             SERIES B (TOLL ROAD REVENUE)^                                              8.14        01/01/2034           941,148
  2,000,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE BUILDING
             EQUITY SOONER (OTHER REVENUE)                                              5.50        12/01/2016         2,189,440
  1,035,000  GREENWOOD COUNTY SC HOSPITAL SELF REGULATING HEALTHCARE SERIES A
             (HFFA REVENUE, FIRST SECURITY BANK LOC)                                    5.00        10/01/2015         1,081,523
  3,000,000  MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY INSURED
             MEETING SERIES A (HOSPITAL REVENUE, MBIA INSURED)                          5.25        02/15/2020         3,160,050
    750,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT (LEASE
             REVENUE, GUARANTEE AGREEMENT)                                              5.00        12/01/2015           786,848
  3,500,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B (OTHER
             REVENUE)                                                                   6.00        05/15/2022         3,707,095

                                                                                                                      12,028,331
                                                                                                                  --------------
SOUTH DAKOTA - 0.54%
  1,440,000  LOWER BRULE SIOUX TRIBE SD SERIES B                                        5.60        05/01/2020         1,416,226
                                                                                                                  --------------
TENNESSEE - 0.85%
   2,00,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
             METHODIST PREREFUNDED (HCFR)SS.                                            6.50        09/01/2021         2,231,381
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TEXAS - 6.89%
$ 3,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A (SALES TAX
             REVENUE, MBIA INSURED)                                                     5.00%       08/15/2034    $    3,102,360
  2,385,000  BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE, MBIA INSURED)              5.75        08/15/2022         2,477,276
    325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
             PERMANENT SCHOOL FUND GUARANTEED)                                          6.75        08/15/2020           399,425
  1,000,000  EARLY TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING (PROPERTY TAX
             REVENUE, PERMANENT SCHOOL FUND GUARANTEED)%%                               5.00        02/15/2033         1,028,430
     35,000  GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING REVENUE)         8.50        09/01/2011            34,234
  1,400,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)              5.50        10/01/2019         1,460,088
    735,000  HOUSTON TX COMMUNITY COLLEGE SYSTEM REFERENDUM JUNIOR LIEN STUDENT
             FEE (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                           4.50        04/15/2028           704,277
  2,085,000  LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA INSURED)            5.25        03/01/2022         2,203,386
    315,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
             SYSTEMS OF EAST TEXAS (HFFA REVENUE)                                       5.00        02/15/2008           317,057
    160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
             REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)                      6.00        10/01/2017           180,400
  2,365,000  TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE & UNIVERSITY
             REVENUE)^^                                                                 6.75        01/01/2033           530,493
    940,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
             INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
             INSURED)                                                                   4.60        02/15/2018           932,931
    485,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
             INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
             INSURED)                                                                   4.65        02/15/2019           481,280
    925,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)                 5.00        02/15/2018           896,769
  3,250,000  TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A (HOUSING
             REVENUE)                                                                   5.65        12/01/2017         3,311,685

                                                                                                                      18,060,091
                                                                                                                  --------------
UTAH - 2.19%
    520,000  COUNTY OF UTAH LINCOLN ACADEMY SERIES A (COLLEGE AND UNIVERSITY
             REVENUE)%%                                                                 5.88        06/15/2037           520,645
    500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS (HOUSING
             REVENUE, GNMA INSURED)                                                     5.80        07/20/2022           510,365
  2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES SERIES B
             (LEASE REVENUE)                                                            5.25        05/15/2024         2,601,825
    250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES SERIES C
             (LEASE REVENUE, FIRST SECURITY BANK LOC)                                   5.50        05/15/2019           273,945
    120,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY PREREFUNDED (LEASE
             REVENUE, MBIA INSURED)SS.                                                  5.75        12/15/2019           122,257
    880,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY UNREFUNDED (LEASE
             REVENUE, MBIA INSURED)                                                     5.75        12/15/2019           895,778
    800,000  WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL FACILITIES
             REVENUE)                                                                   6.38        06/01/2037           811,544

                                                                                                                       5,736,359
                                                                                                                  --------------
VIRGINIA - 0.37%
  1,000,000  VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A SUBSERIES A1
             (HOUSING REVENUE, GO OF AUTHORITY)                                         4.75        01/01/2024           967,760
                                                                                                                  --------------
WASHINGTON - 1.83%
    500,000  CLARK COUNTY WA SCHOOL DISTRICT #98 PREREFUNDED (PROPERTY TAX
             REVENUE, MBIA INSURED)SS.                                                  6.15        12/01/2015           535,035
    500,000  SEATTLE WA SERIES B PREREFUNDED (WATER REVENUE, FGIC INSURED)SS.           6.00        07/01/2029           525,090
    590,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED                                                                     5.50        06/01/2012           616,273
  2,855,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED                                                                     6.50        06/01/2026         3,127,253

                                                                                                                       4,803,651
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
WEST VIRGINIA - 0.19%
$   500,000  BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM (SEWER
             REVENUE)                                                                   5.00%       10/01/2022    $      489,000
                                                                                                                  --------------
WISCONSIN - 2.10%
  3,235,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            6.00        06/01/2017         3,476,525
  2,035,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
             (HOUSING REVENUE, GO OF AUTHORITY)                                         5.05        11/01/2035         2,016,673

                                                                                                                       5,493,198
                                                                                                                  --------------
WYOMING - 1.14%
  3,000,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
             CHASE BANK LOC)                                                            4.65        12/01/2016         2,990,400
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $256,872,386)                                                                    259,586,542
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 6.03%

COMMERCIAL PAPER - 0.38%
  1,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.05        09/13/2007         1,000,000

SHARES
MUTUAL FUNDS - 5.65%
 14,812,850  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                           14,812,850
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,812,850)                                                                       15,812,850
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $272,685,236)*                    105.09%                                                                   $  275,399,392
OTHER ASSETS AND LIABILITIES, NET        (5.09)                                                                      (13,342,085)
                                        ------                                                                    --------------
TOTAL NET ASSETS                        100.00%                                                                   $  262,057,307
                                        ======                                                                    ==============

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,812,850.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $272,637,446 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                   $ 6,767,035
      GROSS UNREALIZED DEPRECIATION                    (4,005,089)
                                                      ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)      $ 2,761,946

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 97.34%

NEBRASKA - 93.58%
$   500,000  CASS COUNTY NE SANITARY & IMPROVEMENT DISTRICT #5 (PROPERTY TAX
             REVENUE)                                                                   5.00%       11/15/2027    $      502,290
    420,000  DAVID CITY NE HENNIGSEN FOODS INCORPORATED PROJECT (IDR, BANK OF
             TOKYO MITSUBISHI)                                                          5.40        09/15/2010           422,016
  1,000,000  DOUGLAS COUNTY NE OMAHA'S HENRY DOORLY ZOO PROJECT PREREFUNDED
             (RECREATIONAL  FACILITIES REVENUE)SS.                                      5.88        09/01/2014         1,040,690
    200,000  DOUGLAS COUNTY NE SANITARY & IMPROVEMENT DISTRICT #382 BAY WOOD
             (PROPERTY TAX REVENUE)                                                     4.90        11/15/2027           200,102
  1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
             REVENUE)                                                                   5.00        12/15/2018         1,545,000
    250,000  ECLIPSE FUNDING TRUST (WATER REVENUE, MBIA INSURED)SS.+/-++                3.79        06/01/2032           250,000
  1,000,000  GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                           5.13        08/15/2016         1,041,900
  1,500,000  HALL COUNTY NE SCHOOL DISTRICT #2 GRAND ISLAND PUBLIC SCHOOLS
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                            5.00        12/15/2023         1,568,370
    425,000  LA VISTA NE OFF STREET PARKING (PROPERTY TAX REVENUE)                      4.40        04/15/2017           420,610
    500,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL CENTER
             PROJECT (HOSPITAL REVENUE)                                                 5.00        06/01/2021           509,715
  2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL CENTER
             PROJECT SERIES A PREREFUNDED (HCFR, AMBAC INSURED)SS.                      5.50        06/01/2020         2,659,608
  1,750,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
             (PROPERTY TAX  REVENUE)                                                    5.25        01/15/2022         1,832,723
  1,500,000  LINCOLN NE PREREFUNDED (ELECTRIC REVENUE)SS.                               5.00        09/01/2018         1,556,625
  1,100,000  LINCOLN NE (WATER REVENUE)                                                 5.00        08/15/2017         1,143,461
  1,250,000  LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                           5.38        08/15/2014         1,284,925
  1,000,000  LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER REVENUE)           5.00        09/15/2016         1,042,880
  1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
             SERVICES PROJECT (HCFR, RADIAN INSURED)                                    5.50        07/01/2021         1,044,510
    750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS SERIES A
             (POWER  REVENUE, FIRST SECURITY BANK LOC)                                  5.25        04/01/2019           789,060
    575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY
             REVENUE, RADIAN INSURED)                                                   5.00        04/01/2016           590,243
  1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
             (LEASE REVENUE)                                                            6.00        02/01/2010         1,295,863
  1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDREN'S HEALTHCARE
             SERVICES PREREFUNDED (HCFR, AMBAC INSURED)SS.                              5.00        08/15/2011         1,027,050
    990,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES A (SFHR)                      4.70        09/01/2021           964,943
    175,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING REVENUE,
             GNMA INSURED)                                                              5.65        03/01/2028           176,645
     75,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)             6.30        09/01/2020            75,662
    500,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (SFHR)                      5.50        03/01/2036           521,930
    350,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
             GNMA INSURED)                                                              5.90        09/01/2024           357,032
    715,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
             GNMA INSURED)                                                              5.95        09/01/2031           730,230
    200,000  NEBRASKA INVESTMENT FINANCE AUTHORITY FOR CHILDREN'S HOSPITAL
             OBLIGATION SERIES B (HFR, AMBAC INSURED)SS.+/-                             3.70        08/15/2032           200,000
    500,000  NEBRASKA PUBLIC POWER DISTRICT (ELECTRIC REVENUE, FGIC INSURED)
             SS.+/-                                                                     3.77        01/01/2041           500,000
    500,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE, FGIC
             INSURED)                                                                   5.00        01/01/2031           517,150
  1,000,000  NEBRASKA PUBLIC POWER DISTRICT SERIES C (ELECTRIC PLANT REVENUE,
             FGIC INSURED)                                                              5.00        01/01/2020         1,049,420
    350,000  O'NEILL NE ST. ANTHONY'S PROJECT (HOSPITAL REVENUE)                        6.25        09/01/2012           364,308
  1,000,000  OMAHA CONVENTION HOTEL CORPORATION CONVENTION CENTER 1ST TIER
             (STATE AGENCY HOUSING REVENUE)                                             5.00        02/01/2035         1,030,690
  1,000,000  OMAHA NE (TAX REVENUE)                                                     5.00        10/15/2022         1,041,280
  2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
             SECURITY BANK LOC)                                                         5.50        01/01/2014         2,090,560
  1,000,000  OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX
             REVENUE)                                                                   6.00        11/01/2014         1,046,500
    865,000  OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
             REVENUE)                                                                   5.50        02/01/2017           921,926

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NEBRASKA (CONTINUED)
$   415,000  OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                   6.50%       12/01/2014    $      480,466
    150,000  OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                   6.50        12/01/2016           177,639
    500,000  PUBLIC POWER GENERATION AGENCY WHELAN ENERGY CENTER UNIT 2-A
             (ELECTRIC REVENUE,  AMBAC INSURED)                                         5.00        01/01/2019           526,673

                                                                                                                      34,540,695
                                                                                                                  --------------
NEVADA - 0.04%
     15,000  NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                        5.60        10/01/2007            15,046
                                                                                                                  --------------

PUERTO RICO - 3.04%
    500,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENTS (OTHER REVENUE,
             FIRST SECURITY BANK LOC)                                                   5.25        07/01/2020           546,420

    300,000  COMMONWEALTH OF PUERTO RICO SERIES 975 (PROPERTY TAX REVENUE,
             FIRST SECURITY BANK LOC)SS.+/-                                             3.75        07/01/2018           300,000

    250,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
             N (TOLL ROAD REVENUE, ASSURED GUARANTY)                                    5.25        07/01/2034           274,570

                                                                                                                       1,120,990
                                                                                                                  --------------
VIRGIN ISLANDS - 0.68%
    250,000  VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER REVENUE)            5.00        07/01/2031           250,000
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $35,266,719)                                                                      35,926,731
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 1.64%

COMMERCIAL PAPER - 1.35%
    250,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.20        08/23/2007           250,000
    250,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.05        09/13/2007           250,000

                                                                                                                         500,000
                                                                                                                  --------------

SHARES
MUTUAL FUNDS - 0.29%
    106,490  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                              106,490
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $606,490)                                                                             606,490
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $35,873,209)*                               98.98%                                                          $   36,533,221
OTHER ASSETS AND LIABILITIES, NET                  1.02                                                                  377,020
                                                 ------                                                           --------------
TOTAL NET ASSETS                                 100.00%                                                          $   36,910,241
                                                 ======                                                           ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $106,490.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $35,867,582 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                 $  795,390
      GROSS UNREALIZED DEPRECIATION                   (129,751)
                                                    ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)    $  665,639

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                             STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2007
--------------------------------------------------------------------------------

                                                                                                   CALIFORNIA
                                                                                                 LIMITED-TERM        CALIFORNIA
                                                                                                TAX-FREE FUND     TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................................   $  70,908,350     $ 480,854,083
   INVESTMENTS IN AFFILIATES ................................................................         539,924           385,389
                                                                                                -------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................      71,448,274       481,239,472
                                                                                                -------------------------------
   CASH .....................................................................................         589,924            50,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........................................           6,250            31,761
   RECEIVABLE FOR FUND SHARES ISSUED ........................................................         325,129         3,553,592
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................               0        11,201,153
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................       1,016,899         6,042,570
                                                                                                -------------------------------
TOTAL ASSETS ................................................................................      73,386,476       502,118,548
                                                                                                -------------------------------

LIABILITIES
   PAYABLE FOR FLOATING RATE NOTES ISSUED (NOTE 2) ..........................................               0                 0
   PAYABLE FOR FUND SHARES REDEEMED .........................................................         125,462           278,292
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................       2,362,368        12,221,440
   DIVIDENDS PAYABLE ........................................................................          83,138           694,166
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................          28,105           248,708
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................          41,413           152,791
                                                                                                -------------------------------
TOTAL LIABILITIES ...........................................................................       2,640,486        13,595,397
                                                                                                -------------------------------
TOTAL NET ASSETS ............................................................................   $  70,745,990     $ 488,523,151
                                                                                                ===============================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................   $  71,096,013     $ 467,710,943
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................         132,281            60,588
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................        (269,540)        1,101,156
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............        (212,726)       19,618,703
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....................................             (38)           31,761
                                                                                                -------------------------------
TOTAL NET ASSETS ............................................................................   $  70,745,990     $ 488,523,151
                                                                                                -------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................................................   $  41,139,907     $ 365,396,176
   SHARES OUTSTANDING - CLASS A .............................................................       3,971,427        33,165,970
   NET ASSET VALUE PER SHARE - CLASS A ......................................................   $       10.36     $       11.02
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...............................................   $       10.68(2)  $       11.54(3)
   NET ASSETS - CLASS B .....................................................................             N/A     $  42,839,484
   SHARES OUTSTANDING - CLASS B .............................................................             N/A         3,811,186
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...................................             N/A     $       11.24
   NET ASSETS - CLASS C .....................................................................   $   5,006,452     $  29,731,699
   SHARES OUTSTANDING - CLASS C .............................................................         483,381         2,646,286
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...................................   $       10.36     $       11.24
   NET ASSETS - CLASS Z .....................................................................             N/A               N/A
   SHARES OUTSTANDING - CLASS Z .............................................................             N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...................................             N/A               N/A
   NET ASSETS - ADMINISTRATOR CLASS .........................................................   $  24,599,631     $  50,555,792
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................       2,411,942         4,580,333
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................   $       10.20     $       11.04
                                                                                                -------------------------------
INVESTMENTS AT COST .........................................................................   $  71,661,000     $ 461,620,769
                                                                                                ===============================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                         NATIONAL
                                                                                     COLORADO         MINNESOTA      LIMITED-TERM
                                                                                TAX-FREE FUND     TAX-FREE FUND     TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................   $  91,614,728     $ 159,587,061     $  82,098,560
   INVESTMENTS IN AFFILIATES ................................................       3,128,314         4,490,302         1,022,142
                                                                                -------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................      94,743,042       164,077,363        83,120,702
                                                                                -------------------------------------------------
   CASH .....................................................................          50,000            50,000            50,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........................          29,063            48,750            15,625
   RECEIVABLE FOR FUND SHARES ISSUED ........................................          30,000            71,866            40,000
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................               0                 0         1,352,334
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................         821,873         2,525,261         1,135,132
                                                                                -------------------------------------------------
TOTAL ASSETS ................................................................      95,673,978       166,773,240        85,713,793
                                                                                -------------------------------------------------

LIABILITIES
   PAYABLE FOR FLOATING RATE NOTES ISSUED (NOTE 2) ..........................       1,470,000                 0                 0
   PAYABLE FOR FUND SHARES REDEEMED .........................................         262,247            46,577            79,235
   PAYABLE FOR INVESTMENTS PURCHASED ........................................       2,325,600         2,349,954           677,245
   DIVIDENDS PAYABLE ........................................................         199,489           386,585           239,957
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................          36,541            53,896            18,981
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................          50,397            63,841            34,357
                                                                                -------------------------------------------------
TOTAL LIABILITIES ...........................................................       4,344,274         2,900,853         1,049,775
                                                                                -------------------------------------------------
TOTAL NET ASSETS ............................................................   $  91,329,704     $ 163,872,387     $  84,664,018
                                                                                =================================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................   $  88,745,981     $ 157,828,596     $  86,510,889
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................         173,059           504,775           (40,234)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................          64,327          (161,448)       (1,358,309)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
      IN FOREIGN CURRENCIES .................................................       2,417,166         5,775,651          (429,532)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....................         (70,829)          (75,187)          (18,796)
                                                                                -------------------------------------------------
TOTAL NET ASSETS ............................................................   $  91,329,704     $ 163,872,387     $  84,664,018
                                                                                -------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................................   $  49,827,000     $  37,896,932     $   3,835,721
   SHARES OUTSTANDING - CLASS A .............................................       4,715,623         3,543,284           362,043
   NET ASSET VALUE PER SHARE - CLASS A ......................................   $       10.57     $       10.70     $       10.59
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...............................   $       11.07(3)  $       11.20(3)  $       10.92(2)
   NET ASSETS - CLASS B .....................................................   $   6,057,058     $   6,200,422     $     271,603
   SHARES OUTSTANDING - CLASS B .............................................         572,434           579,757            25,661
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...................   $       10.58     $       10.69     $       10.58
   NET ASSETS - CLASS C .....................................................             N/A     $   1,244,606     $     637,391
   SHARES OUTSTANDING - CLASS C .............................................             N/A           116,385            60,268
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...................             N/A     $       10.69     $       10.58
   NET ASSETS - CLASS Z .....................................................             N/A     $   3,396,703               N/A
   SHARES OUTSTANDING - CLASS Z .............................................             N/A           317,588               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...................             N/A     $       10.70               N/A
   NET ASSETS - ADMINISTRATOR CLASS .........................................   $  35,445,646     $ 115,133,724     $  79,919,303
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................       3,354,140        10,767,466         7,545,561
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......   $       10.57     $       10.69     $       10.59
                                                                                -------------------------------------------------
INVESTMENTS AT COST .........................................................   $  92,325,876     $ 158,301,712     $  83,550,234
                                                                                =================================================

                                                                                                        NATIONAL          NEBRASKA
                                                                                                   TAX-FREE FUND     TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................................      $ 260,586,542     $  36,426,731
   INVESTMENTS IN AFFILIATES ................................................................         14,812,850           106,490
                                                                                                   -------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................        275,399,392        36,533,221
                                                                                                   -------------------------------
   CASH .....................................................................................             50,000            50,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........................................                  0            15,000
   RECEIVABLE FOR FUND SHARES ISSUED ........................................................            108,100                 0
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................          2,417,274                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................          3,107,080           548,193
                                                                                                   -------------------------------
TOTAL ASSETS ................................................................................        281,081,846        37,146,414
                                                                                                   -------------------------------

LIABILITIES
   PAYABLE FOR FLOATING RATE NOTES ISSUED (NOTE 2) ..........................................                  0                 0
   PAYABLE FOR FUND SHARES REDEEMED .........................................................            124,327            56,908
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................         18,067,487                 0
   DIVIDENDS PAYABLE ........................................................................            643,047           121,009
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................            101,816            10,401
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................             87,862            47,855
                                                                                                   -------------------------------
TOTAL LIABILITIES ...........................................................................         19,024,539           236,173
                                                                                                   -------------------------------
TOTAL NET ASSETS ............................................................................      $ 262,057,307     $  36,910,241
                                                                                                   ===============================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................      $ 263,316,479     $  36,220,616
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................            856,777            18,995
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................         (4,830,105)           (3,550)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............          2,714,156           660,012
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....................................                  0            14,168
                                                                                                   -------------------------------
TOTAL NET ASSETS ............................................................................      $ 262,057,307     $  36,910,241
                                                                                                   -------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................................................      $  89,674,316               N/A
   SHARES OUTSTANDING - CLASS A .............................................................          8,711,644               N/A
   NET ASSET VALUE PER SHARE - CLASS A ......................................................      $       10.29               N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...............................................      $       10.77(3)            N/A
   NET ASSETS - CLASS B .....................................................................      $  13,524,601               N/A
   SHARES OUTSTANDING - CLASS B .............................................................          1,313,694               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...................................      $       10.30               N/A
   NET ASSETS - CLASS C .....................................................................      $   6,715,125               N/A
   SHARES OUTSTANDING - CLASS C .............................................................            652,532               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...................................      $       10.29               N/A
   NET ASSETS - CLASS Z .....................................................................                N/A               N/A
   SHARES OUTSTANDING - CLASS Z .............................................................                N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...................................                N/A               N/A
   NET ASSETS - ADMINISTRATOR CLASS .........................................................      $ 152,143,265     $  36,910,241
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................         14,778,543         3,847,319
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................      $       10.29     $        9.59
                                                                                                   -------------------------------
INVESTMENTS AT COST .........................................................................      $ 272,685,236     $  35,873,209
                                                                                                   ===============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                                                                                      CALIFORNIA
                                                                                                    LIMITED-TERM        CALIFORNIA
                                                                                                   TAX-FREE FUND     TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...................................................................................   $           0     $     315,193
   INTEREST ....................................................................................       2,971,941        24,343,871
   INCOME FROM AFFILIATED SECURITIES ...........................................................          54,709           125,653
                                                                                                   -------------------------------
TOTAL INVESTMENT INCOME ........................................................................       3,026,650        24,784,717
                                                                                                   -------------------------------
EXPENSES
   ADVISORY FEES ...............................................................................         278,442         1,939,329
   ADMINISTRATION FEES
      FUND LEVEL ...............................................................................          34,805           242,416
      CLASS A ..................................................................................         115,007         1,002,140
      CLASS B ..................................................................................             N/A           140,619
      CLASS C ..................................................................................          16,341            81,864
      CLASS Z ..................................................................................             N/A               N/A
      ADMINISTRATOR CLASS ......................................................................          22,701            47,467
   CUSTODY FEES ................................................................................          13,922            96,966
   SHAREHOLDER SERVICING FEES (NOTE 3) .........................................................         174,026         1,212,082
   ACCOUNTING FEES .............................................................................          23,215            42,731
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ..................................................................................             N/A           376,659
      CLASS C ..................................................................................          43,771           219,278
   INTEREST EXPENSES AND FEES ..................................................................               0                 0
   PROFESSIONAL FEES ...........................................................................          16,850            22,382
   REGISTRATION FEES ...........................................................................           4,131            11,870
   SHAREHOLDER REPORTS .........................................................................           6,566            53,584
   TRUSTEES' FEES ..............................................................................           8,955             8,955
   OTHER FEES AND EXPENSES .....................................................................           1,374             8,963
                                                                                                   -------------------------------
TOTAL EXPENSES .................................................................................         760,106         5,507,305
                                                                                                   -------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................................        (181,065)       (1,151,333)
   NET EXPENSES ................................................................................         579,041         4,355,972
                                                                                                   -------------------------------
NET INVESTMENT INCOME (LOSS) ...................................................................       2,447,609        20,428,745
                                                                                                   -------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............................          16,342         2,425,738
   FUTURES TRANSACTIONS ........................................................................         (39,095)           50,331
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ........................................               0                 0
                                                                                                   -------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................................         (22,753)        2,476,069
                                                                                                   -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............................          61,323          (540,917)
   FUTURES TRANSACTIONS ........................................................................             (38)           31,761
                                                                                                   -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............................          61,285          (509,156)
                                                                                                   -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................................          38,532         1,966,913
                                                                                                   -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................   $   2,486,141     $  22,395,658
                                                                                                   ===============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                      NATIONAL
                                                                                    COLORADO        MINNESOTA     LIMITED-TERM
                                                                               TAX-FREE FUND    TAX-FREE FUND    TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................   $      16,755    $           0    $           0
   INTEREST ................................................................       4,449,964        8,276,107        3,936,197
   INCOME FROM AFFILIATED SECURITIES .......................................          66,451           61,166           80,142
                                                                               -----------------------------------------------
TOTAL INVESTMENT INCOME ....................................................       4,533,170        8,337,273        4,016,339
                                                                               -----------------------------------------------

EXPENSES
   ADVISORY FEES ...........................................................         353,445          663,435          367,815
   ADMINISTRATION FEES
      FUND LEVEL ...........................................................          44,181           82,929           45,977
      CLASS A ..............................................................         131,605          109,148            7,364
      CLASS B ..............................................................          20,117           21,787            1,165
      CLASS C ..............................................................             N/A            2,458            1,943
      CLASS Z ..............................................................             N/A           17,063              N/A
      ADMINISTRATOR CLASS ..................................................          34,175          114,427           88,213
   CUSTODY FEES ............................................................          17,672           33,172           18,391
   SHAREHOLDER SERVICING FEES (NOTE 3) .....................................         220,904          414,648          229,885
   ACCOUNTING FEES .........................................................          24,097           39,707           42,218
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ..............................................................          53,885           58,357            3,121
      CLASS C ..............................................................             N/A            6,584            5,205
   INTEREST EXPENSES AND FEES ..............................................          60,188                0                0
   PROFESSIONAL FEES .......................................................          17,778           23,336           17,751
   REGISTRATION FEES .......................................................           5,942           25,281           23,707
   SHAREHOLDER REPORTS .....................................................          10,338           21,347            4,641
   TRUSTEES' FEES ..........................................................           8,955            8,955            8,955
   OTHER FEES AND EXPENSES .................................................             413            2,616            1,915
                                                                               -----------------------------------------------
TOTAL EXPENSES .............................................................       1,003,695        1,645,250          868,266
                                                                               -----------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................        (223,996)        (460,381)        (298,872)
   NET EXPENSES ............................................................         779,699        1,184,869          569,394
                                                                               -----------------------------------------------
NET INVESTMENT INCOME (LOSS) ...............................................       3,753,471        7,152,404        3,446,945
                                                                               -----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........         208,278          342,966         (183,994)
   FUTURES TRANSACTIONS ....................................................          57,626          129,483           16,280
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....................               0                0                0
                                                                               -----------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................         265,904          472,449         (167,714)
                                                                               -----------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........        (247,417)        (721,027)          73,590
   FUTURES TRANSACTIONS ....................................................         (70,829)         (37,595)            (606)
                                                                               -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........        (318,246)        (758,622)          72,984
                                                                               -----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................         (52,342)        (286,173)         (94,730)
                                                                               -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $   3,701,129    $   6,866,231    $   3,352,215
                                                                               ===============================================

                                                                                                     NATIONAL         NEBRASKA
                                                                                                TAX-FREE FUND    TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ................................................................................   $      66,481    $           0
   INTEREST .................................................................................      13,004,479        1,729,069
   INCOME FROM AFFILIATED SECURITIES ........................................................         291,679           20,951
                                                                                                ------------------------------
TOTAL INVESTMENT INCOME .....................................................................      13,362,639        1,750,020
                                                                                                ------------------------------

EXPENSES
   ADVISORY FEES ............................................................................       1,096,891          146,750
   ADMINISTRATION FEES
      FUND LEVEL ............................................................................         137,111           55,031
      CLASS A ...............................................................................         260,630              N/A
      CLASS B ...............................................................................          47,108              N/A
      CLASS C ...............................................................................          19,655              N/A
      CLASS Z ...............................................................................             N/A              N/A
      ADMINISTRATOR CLASS ...................................................................         157,297              N/A
   CUSTODY FEES .............................................................................          54,845            7,337
   SHAREHOLDER SERVICING FEES (NOTE 3) ......................................................         685,557           91,719
   ACCOUNTING FEES ..........................................................................          32,832           21,668
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ...............................................................................         126,181              N/A
      CLASS C ...............................................................................          52,646              N/A
   INTEREST EXPENSES AND FEES ...............................................................               0                0
   PROFESSIONAL FEES ........................................................................          24,538           17,379
   REGISTRATION FEES ........................................................................          45,894               63
   SHAREHOLDER REPORTS ......................................................................          35,205            5,276
   TRUSTEES' FEES ...........................................................................           8,955            8,955
   OTHER FEES AND EXPENSES ..................................................................           5,229            1,031
                                                                                                ------------------------------
TOTAL EXPENSES ..............................................................................       2,790,574          355,209
                                                                                                ------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................        (674,031)         (80,051)
   NET EXPENSES .............................................................................       2,116,543          275,158
                                                                                                ------------------------------
NET INVESTMENT INCOME (LOSS) ................................................................      11,246,096        1,474,862
                                                                                                ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................       2,591,188          115,877
   FUTURES TRANSACTIONS .....................................................................         (43,631)         (21,079)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .....................................          18,544                0
                                                                                                ------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................       2,566,101           94,798
                                                                                                ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................      (1,069,976)        (236,514)
   FUTURES TRANSACTIONS .....................................................................               0           14,168
                                                                                                ------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................      (1,069,976)        (222,346)
                                                                                                ------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................       1,496,125         (127,548)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   $  12,742,221    $   1,347,314
                                                                                                ==============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         CALIFORNIA LIMITED-TERM
                                                                                                              TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................................................  $  67,004,795   $  80,008,181

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................................................      2,447,609       2,249,110
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................................................        (22,753)       (246,848)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .............................         61,285      (1,479,669)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................      2,486,141         522,593
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .......................................................................................     (1,430,991)     (1,263,038)
     CLASS B .......................................................................................            N/A             N/A
     CLASS C .......................................................................................       (159,354)       (173,575)
     CLASS Z .......................................................................................            N/A             N/A
     ADMINISTRATOR CLASS ...........................................................................       (846,739)       (730,067)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .......................................................................................              0        (151,480)
     CLASS B .......................................................................................            N/A             N/A
     CLASS C .......................................................................................              0         (29,160)
     CLASS Z .......................................................................................            N/A             N/A
     ADMINISTRATOR CLASS ...........................................................................              0         (75,596)
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................................     (2,437,084)     (2,422,916)
                                                                                                      -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................................................     10,486,453       1,757,328
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................................................      1,107,490       1,034,897
   COST OF SHARES REDEEMED - CLASS A ...............................................................     (9,926,732)    (14,278,776)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..........      1,667,211     (11,486,551)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS B ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................................................        192,926         672,870
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................................................        118,737         155,573
   COST OF SHARES REDEEMED - CLASS C ...............................................................     (2,224,408)     (3,995,535)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..........     (1,912,745)     (3,167,092)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................................................     12,268,014      18,536,474
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............................................        233,014         123,292
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................     (8,563,356)    (15,109,186)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................................................................      3,937,672       3,550,580
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      3,692,138     (11,103,063)
                                                                                                      =============================
NET INCREASE (DECREASE) IN NET ASSETS ..............................................................      3,741,195     (13,003,386)
                                                                                                      =============================
ENDING NET ASSETS ..................................................................................  $  70,745,990   $  67,004,795
                                                                                                      =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                         CALIFORNIA TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................................................  $ 480,150,096   $ 511,644,586

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................................................     20,428,745      20,897,277
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................................................      2,476,069       1,850,213
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .............................       (509,156)    (19,487,874)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................     22,395,658       3,259,616
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .......................................................................................    (15,465,282)    (15,709,874)
     CLASS B .......................................................................................     (1,757,868)     (2,115,666)
     CLASS C .......................................................................................     (1,041,143)     (1,085,581)
     CLASS Z .......................................................................................            N/A             N/A
     ADMINISTRATOR CLASS ...........................................................................     (2,163,667)     (1,985,764)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .......................................................................................     (1,046,418)     (3,574,811)
     CLASS B .......................................................................................       (151,160)       (581,303)
     CLASS C .......................................................................................        (85,865)       (295,719)
     CLASS Z .......................................................................................            N/A             N/A
     ADMINISTRATOR CLASS ...........................................................................       (134,808)       (386,841)
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................................    (21,846,211)    (25,735,559)
                                                                                                      -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................................................     53,442,456      40,898,358
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................................................     10,702,973      12,713,175
   COST OF SHARES REDEEMED - CLASS A ...............................................................    (48,940,101)    (58,752,537)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..........     15,205,328      (5,141,004)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................................................      1,276,772       2,076,439
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................................................      1,316,213       1,922,834
   COST OF SHARES REDEEMED - CLASS B ...............................................................    (14,332,021)    (13,235,041)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........    (11,739,036)     (9,235,768)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................................................      5,344,484       6,751,816
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................................................        777,301         942,315
   COST OF SHARES REDEEMED - CLASS C ...............................................................     (5,579,964)     (9,037,456)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..........        541,821      (1,343,325)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................................................     21,187,667      22,912,883
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............................................        416,110         486,252
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................    (17,788,282)    (16,697,585)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................................................................      3,815,495       6,701,550
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      7,823,608      (9,018,547)
                                                                                                      =============================
NET INCREASE (DECREASE) IN NET ASSETS ..............................................................      8,373,055     (31,494,490)
                                                                                                      =============================
ENDING NET ASSETS ..................................................................................  $ 488,523,151   $ 480,150,096
                                                                                                      =============================

                                                                                                          COLORADO TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................................................  $  83,519,066   $  95,809,849

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................................................      3,753,471       3,862,446
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................................................        265,904         183,199
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .............................       (318,246)     (3,408,541)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................      3,701,129         637,104
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .......................................................................................     (1,963,739)     (1,975,677)
     CLASS B .......................................................................................       (247,267)       (300,727)
     CLASS C .......................................................................................            N/A             N/A
     CLASS Z .......................................................................................            N/A             N/A
     ADMINISTRATOR CLASS ...........................................................................     (1,514,353)     (1,558,801)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .......................................................................................              0               0
     CLASS B .......................................................................................              0               0
     CLASS C .......................................................................................            N/A             N/A
     CLASS Z .......................................................................................            N/A             N/A
     ADMINISTRATOR CLASS ...........................................................................              0               0
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................................     (3,725,359)     (3,835,205)
                                                                                                      -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................................................     15,087,648       7,402,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................................................      1,188,372       1,213,454
   COST OF SHARES REDEEMED - CLASS A ...............................................................     (9,923,848)    (13,817,079)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..........      6,352,172      (5,200,718)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................................................         69,954          82,391
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................................................        164,483         192,143
   COST OF SHARES REDEEMED - CLASS B ...............................................................     (1,870,661)     (1,407,104)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........     (1,636,224)     (1,132,570)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS C ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................................................      9,907,317       3,761,610
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............................................        125,664         186,447
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................     (6,914,061)     (6,707,451)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................................................................      3,118,920      (2,759,394)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      7,834,868      (9,092,682)
                                                                                                      =============================
NET INCREASE (DECREASE) IN NET ASSETS ..............................................................      7,810,638     (12,290,783)
                                                                                                      =============================
ENDING NET ASSETS ..................................................................................  $  91,329,704   $  83,519,066
                                                                                                      =============================

                                                                                                         MINNESOTA TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................................................  $ 160,447,308   $ 182,570,382

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................................................      7,152,404       7,255,023
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................................................        472,449         797,692
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .............................       (758,622)     (6,637,743)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................      6,866,231       1,414,972
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .......................................................................................     (1,626,585)     (1,528,202)
     CLASS B .......................................................................................       (266,233)       (343,034)
     CLASS C .......................................................................................        (29,894)        (15,814)
     CLASS Z .......................................................................................       (162,017)       (184,956)
     ADMINISTRATOR CLASS ...........................................................................     (5,056,413)     (5,175,323)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .......................................................................................       (104,817)       (118,498)
     CLASS B .......................................................................................        (21,599)        (33,535)
     CLASS C .......................................................................................         (2,203)         (1,485)
     CLASS Z .......................................................................................        (10,332)        (15,111)
     ADMINISTRATOR CLASS ...........................................................................       (309,015)       (381,656)
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................................     (7,589,108)     (7,797,614)
                                                                                                      -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................................................      4,999,230       5,966,684
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................................................      1,300,665       1,220,950
   COST OF SHARES REDEEMED - CLASS A ...............................................................     (6,384,428)     (5,476,888)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..........        (84,533)      1,710,746
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................................................        229,594         207,014
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................................................        195,254         259,745
   COST OF SHARES REDEEMED - CLASS B ...............................................................     (3,020,008)     (2,287,971)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........     (2,595,160)     (1,821,212)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................................................        693,194         342,615
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................................................         27,976          14,365
   COST OF SHARES REDEEMED - CLASS C ...............................................................       (100,003)        (93,435)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..........        621,167         263,545
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .............................................................        956,596       1,243,601
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .........................................................        142,878         165,273
   COST OF SHARES REDEEMED - CLASS Z ...............................................................     (1,437,003)     (2,014,149)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..........       (337,529)       (605,275)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................................................     26,359,069      12,637,708
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............................................      1,111,565         980,509
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................    (20,926,623)    (28,906,453)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................................................................      6,544,011     (15,288,236)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................      4,147,956     (15,740,432)
                                                                                                      =============================
NET INCREASE (DECREASE) IN NET ASSETS ..............................................................      3,425,079     (22,123,074)
                                                                                                      =============================
ENDING NET ASSETS ..................................................................................  $ 163,872,387   $ 160,447,308
                                                                                                      =============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         CALIFORNIA LIMITED-TERM
                                                                                                              TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................................      1,003,336         168,121
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................        106,064          99,040
   SHARES REDEEMED - CLASS A .......................................................................       (949,826)     (1,365,962)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................................        159,574      (1,098,801)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS B ...........................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................            N/A             N/A
   SHARES REDEEMED - CLASS B .......................................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............................................            N/A             N/A
                                                                                                      -----------------------------
   SHARES SOLD - CLASS C ...........................................................................         18,471          64,118
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................         11,372          14,893
   SHARES REDEEMED - CLASS C .......................................................................       (213,057)       (382,233)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............................................       (183,214)       (303,222)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS Z ...........................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ........................................            N/A             N/A
   SHARES REDEEMED - CLASS Z .......................................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............................................            N/A             N/A
                                                                                                      -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...............................................................      1,190,886       1,792,265
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................         22,681          11,983
   SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................................       (832,043)     (1,471,635)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................        381,524         332,613
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ............        357,884      (1,069,410)
                                                                                                      =============================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................  $     132,281   $     138,286
                                                                                                      =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                         CALIFORNIA TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................................      4,769,916       3,631,690
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................        953,337       1,132,458
   SHARES REDEEMED - CLASS A .......................................................................     (4,364,540)     (5,230,773)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................................      1,358,713        (466,625)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS B ...........................................................................        111,590         180,942
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................        114,934         167,988
   SHARES REDEEMED - CLASS B .......................................................................     (1,251,769)     (1,150,375)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............................................     (1,025,245)       (801,445)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS C ...........................................................................        467,829         589,034
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................         67,889          82,326
   SHARES REDEEMED - CLASS C .......................................................................       (488,705)       (789,343)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............................................         47,013        (117,983)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS Z ...........................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ........................................            N/A             N/A
   SHARES REDEEMED - CLASS Z .......................................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............................................            N/A             N/A
                                                                                                      -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...............................................................      1,890,287       2,036,198
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................         36,992          43,289
   SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................................     (1,581,291)     (1,479,548)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................        345,988         599,939
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ............        726,469        (786,114)
                                                                                                      =============================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................  $      60,588   $      59,803
                                                                                                      =============================

                                                                                                          COLORADO TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................................      1,403,188         690,303
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................        110,811         113,034
   SHARES REDEEMED - CLASS A .......................................................................       (923,892)     (1,287,359)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................................        590,107        (484,022)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS B ...........................................................................          6,584           7,608
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................         15,306          17,874
   SHARES REDEEMED - CLASS B .......................................................................       (174,360)       (131,095)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............................................       (152,470)       (105,613)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS C ...........................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................            N/A             N/A
   SHARES REDEEMED - CLASS C .......................................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............................................            N/A             N/A
                                                                                                      -----------------------------
   SHARES SOLD - CLASS Z ...........................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ........................................            N/A             N/A
   SHARES REDEEMED - CLASS Z .......................................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............................................            N/A             N/A
                                                                                                      -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...............................................................        923,653         350,120
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................         11,710          17,369
   SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................................       (643,435)       (624,537)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................        291,928        (257,048)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ............        729,565        (846,683)
                                                                                                      =============================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................  $     173,059   $     136,689
                                                                                                      =============================

                                                                                                         MINNESOTA TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................................        459,203         548,619
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................        119,501         111,825
   SHARES REDEEMED - CLASS A .......................................................................       (588,339)       (501,139)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................................         (9,635)        159,305
                                                                                                      -----------------------------
   SHARES SOLD - CLASS B ...........................................................................         21,121          18,955
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................         17,931          23,781
   SHARES REDEEMED - CLASS B .......................................................................       (277,854)       (209,787)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............................................       (238,802)       (167,051)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS C ...........................................................................         63,807          31,359
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................          2,574           1,318
   SHARES REDEEMED - CLASS C .......................................................................         (9,192)         (8,422)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............................................         57,189          24,255
                                                                                                      -----------------------------
   SHARES SOLD - CLASS Z ...........................................................................         88,091         113,345
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ........................................         13,129          15,130
   SHARES REDEEMED - CLASS Z .......................................................................       (132,292)       (184,534)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............................................        (31,072)        (56,059)
                                                                                                      -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...............................................................      2,423,744       1,159,788
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................        102,185          89,899
   SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................................     (1,926,743)     (2,643,263)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................        599,186      (1,393,576)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ............        376,866      (1,433,126)
                                                                                                      =============================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................  $     504,775   $     495,971
                                                                                                      =============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          NATIONAL LIMITED-TERM
                                                                                                              TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................................   $ 100,205,582   $ 126,941,459

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................................       3,446,945       3,653,533
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................................        (167,714)       (503,574)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............................          72,984      (1,686,307)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       3,352,215       1,463,652
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................................         (93,091)        (90,010)
      CLASS B .....................................................................................         (11,495)        (15,218)
      CLASS C .....................................................................................         (19,214)        (26,841)
      ADMINISTRATOR CLASS .........................................................................      (3,318,106)     (3,514,603)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS .........................................................................               0               0
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................................................      (3,441,906)     (3,646,672)
                                                                                                      -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................................       2,261,351       1,006,200
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................................          80,958          80,842
   COST OF SHARES REDEEMED - CLASS A ..............................................................        (703,078)     (2,790,088)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........       1,639,231      (1,703,046)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................................         124,769         133,489
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................................           9,295          12,617
   COST OF SHARES REDEEMED - CLASS B ..............................................................        (238,815)       (515,603)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ......................................................................................        (104,751)       (369,497)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................................          40,095         498,081
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................................          19,206          25,810
   COST OF SHARES REDEEMED - CLASS C ..............................................................        (278,099)       (604,481)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ......................................................................................        (218,798)        (80,590)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ................................................      23,703,701      16,563,698
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................................         428,674         468,351
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..................................................     (40,899,930)    (39,431,773)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ..........................................................................     (16,767,555)    (22,399,724)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................     (15,451,873)    (24,552,857)
                                                                                                      =============================
NET INCREASE (DECREASE) IN NET ASSETS .............................................................     (15,541,564)    (26,735,877)
                                                                                                      =============================
ENDING NET ASSETS .................................................................................   $  84,664,018   $ 100,205,582
                                                                                                      =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                          NATIONAL TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................................   $ 276,949,333   $ 317,157,730

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................................      11,246,096      12,617,453
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................................       2,566,101       4,685,801
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............................      (1,069,976)    (15,479,752)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      12,742,221       1,823,502
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................................      (3,739,885)     (4,185,766)
      CLASS B .....................................................................................        (549,862)       (725,041)
      CLASS C .....................................................................................        (229,396)       (266,328)
      ADMINISTRATOR CLASS .........................................................................      (6,702,906)     (7,359,212)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS .........................................................................               0               0
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................................................     (11,222,049)    (12,536,347)
                                                                                                      -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................................       8,255,007      15,188,636
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................................       2,306,366       2,595,205
   COST OF SHARES REDEEMED - CLASS A ..............................................................     (17,311,533)    (20,180,696)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ......................................................................................      (6,750,160)     (2,396,855)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................................         514,947         621,043
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................................         313,459         430,975
   COST OF SHARES REDEEMED - CLASS B ..............................................................      (6,843,437)     (5,405,449)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ......................................................................................      (6,015,031)     (4,353,431)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................................         244,873         409,673
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................................         129,163         153,844
   COST OF SHARES REDEEMED - CLASS C ..............................................................        (859,420)     (1,624,603)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ......................................................................................        (485,384)     (1,061,086)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ................................................      31,095,119      23,181,986
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................................         834,990         938,162
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..................................................     (35,091,732)    (45,804,328)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ..........................................................................      (3,161,623)    (21,684,180)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................     (16,412,198)    (29,495,552)
                                                                                                      =============================
NET INCREASE (DECREASE) IN NET ASSETS .............................................................     (14,892,026)    (40,208,397)
                                                                                                      =============================
ENDING NET ASSETS .................................................................................   $ 262,057,307   $ 276,949,333
                                                                                                      =============================

                                                                                                          NEBRASKA TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................................   $  36,905,395   $  41,962,876

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................................       1,474,862       1,562,840
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................................          94,798          41,787
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............................        (222,346)     (1,408,156)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       1,347,314         196,471
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................................             N/A             N/A
      CLASS B .....................................................................................             N/A             N/A
      CLASS C .....................................................................................             N/A             N/A
      ADMINISTRATOR CLASS .........................................................................      (1,473,475)     (1,560,325)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ADMINISTRATOR CLASS ..................................         (84,848)       (208,134)
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................................................      (1,558,323)     (1,768,459)
                                                                                                      -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ......................................................................................             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B ......................................................................................             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C ......................................................................................             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ................................................       4,286,577         808,162
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................................          60,710          43,415
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..................................................      (4,131,432)     (4,337,070)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ..........................................................................         215,855      (3,485,493)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................         215,855      (3,485,493)
                                                                                                      =============================
NET INCREASE (DECREASE) IN NET ASSETS .............................................................           4,846      (5,057,481)
                                                                                                      =============================
ENDING NET ASSETS .................................................................................   $  36,910,241   $  36,905,395
                                                                                                      =============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          NATIONAL LIMITED-TERM
                                                                                                              TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ...........................................................................         211,810          94,066
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................           7,590           7,554
  SHARES REDEEMED - CLASS A .......................................................................         (65,829)       (261,076)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...........................................         153,571        (159,456)
                                                                                                      -----------------------------
  SHARES SOLD - CLASS B ...........................................................................          11,690          12,518
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................             872           1,180
  SHARES REDEEMED - CLASS B .......................................................................         (22,432)        (48,436)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...........................................          (9,870)        (34,738)
                                                                                                      -----------------------------
   SHARES SOLD - CLASS C ..........................................................................           3,758          46,296
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................................           1,803           2,418
   SHARES REDEEMED - CLASS C ......................................................................         (26,076)        (56,850)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...........................................         (20,515)         (8,136)
                                                                                                      -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS . ............................................................       2,221,247       1,546,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........................          40,182          43,795
   SHARES REDEEMED - ADMINISTRATOR CLASS ..........................................................      (3,837,744)     (3,685,608)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............................      (1,576,315)     (2,095,223)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........      (1,453,129)     (2,297,553)
                                                                                                      =============================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................   $     (40,234)  $     (41,726)
                                                                                                      =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                         NATIONAL TAX-FREE FUND           NEBRASKA TAX-FREE FUND
                                                                     -----------------------------    -----------------------------
                                                                           FOR THE         FOR THE          FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                     JUNE 30, 2007   JUNE 30, 2006    JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .........................................         790,452       1,457,715              N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ......         220,988         249,442              N/A             N/A
   SHARES REDEEMED - CLASS A .....................................      (1,660,021)     (1,942,336)             N/A             N/A
                                                                     --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..........        (648,581)       (235,179)             N/A             N/A
                                                                     --------------------------------------------------------------
   SHARES SOLD - CLASS B .........................................          49,491          59,487              N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ......          30,018          41,395              N/A             N/A
   SHARES REDEEMED - CLASS B .....................................        (656,287)       (517,906)             N/A             N/A
                                                                     --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..........        (576,778)       (417,024)             N/A             N/A
                                                                     --------------------------------------------------------------
   SHARES SOLD - CLASS C .........................................          23,480          39,307              N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ......          12,379          14,783              N/A             N/A
   SHARES REDEEMED - CLASS C .....................................         (82,464)       (155,985)             N/A             N/A
                                                                     --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..........         (46,605)       (101,895)             N/A             N/A
                                                                     --------------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS . ...........................       2,978,686       2,223,825          440,066          82,225
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ........................................          79,972          90,077            6,236           4,430
   SHARES REDEEMED - ADMINISTRATOR CLASS .........................      (3,363,332)     (4,414,865)        (425,237)       (441,886)
                                                                     --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...........................................        (304,674)     (2,100,963)          21,065        (355,231)
                                                                     --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...............................      (1,576,638)     (2,855,061)          21,065        (355,231)
                                                                     ==============================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....   $     856,777   $     807,423    $      18,995   $      15,685
                                                                     ==============================================================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                    BEGINNING          NET                 AND   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT          UNREALIZED        FROM NET
                                                    VALUE PER       INCOME      GAIN (LOSS) ON      INVESTMENT
                                                        SHARE       (LOSS)         INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    10.34         0.36                0.02           (0.36)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    10.60         0.30               (0.24)          (0.29)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    10.46         0.28                0.15           (0.27)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    10.74         0.23               (0.22)          (0.23)
JULY 1, 2002 TO JUNE 30, 2003 ...............      $    10.50         0.25                0.24           (0.25)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    10.34         0.30                0.01           (0.29)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    10.59         0.22               (0.23)          (0.21)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    10.46         0.20                0.14           (0.19)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    10.74         0.15               (0.22)          (0.15)
AUGUST 30, 2002(3) TO JUNE 30, 2003 .........      $    10.63         0.13                0.11           (0.13)

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    10.18         0.38                0.02           (0.38)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    10.43         0.32               (0.23)          (0.31)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    10.29         0.31                0.15           (0.30)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    10.57         0.26               (0.22)          (0.26)
JULY 1, 2002 TO JUNE 30, 2003 ...............      $    10.34         0.27                0.23           (0.27)

CALIFORNIA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    11.00         0.48                0.05           (0.48)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    11.51         0.48               (0.40)          (0.48)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    11.01         0.49                0.56           (0.49)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    11.57         0.50               (0.46)          (0.50)
JULY 1, 2002 TO JUNE 30, 2003 ...............      $    11.29         0.51                0.33           (0.53)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    11.22         0.41                0.05           (0.41)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    11.74         0.41               (0.41)          (0.41)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    11.22         0.40                0.58           (0.40)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    11.79         0.41               (0.46)          (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ...............      $    11.51         0.42                0.33           (0.44)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    11.22         0.41                0.05           (0.41)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    11.74         0.41               (0.41)          (0.41)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    11.22         0.40                0.58           (0.40)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    11.79         0.41               (0.46)          (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ...............      $    11.51         0.43                0.32           (0.44)

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    11.03         0.51                0.04           (0.51)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    11.54         0.51               (0.40)          (0.51)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    11.03         0.52                0.57           (0.52)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    11.59         0.53               (0.46)          (0.53)
JULY 1, 2002 TO JUNE 30, 2003 ...............      $    11.32         0.53                0.32           (0.55)

COLORADO TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............      $    10.55         0.45                0.02           (0.45)
JULY 1, 2005 TO JUNE 30, 2006 ...............      $    10.94         0.46               (0.40)          (0.45)
JULY 1, 2004 TO JUNE 30, 2005 ...............      $    10.64         0.46                0.30           (0.46)
JULY 1, 2003 TO JUNE 30, 2004 ...............      $    11.01         0.47               (0.37)          (0.47)
JULY 1, 2002 TO JUNE 30, 2003 ...............      $    10.61         0.50                0.40           (0.50)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     FROM NET   NET ASSET   -------------------------------------------------------
                                                     REALIZED   VALUE PER   NET INVESTMENT      GROSS      EXPENSES          NET
                                                        GAINS       SHARE    INCOME (LOSS)   EXPENSES        WAIVED     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.36             3.50%      1.09%        (0.24)%       0.85%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.03)  $   10.34             2.85%      1.09%        (0.24)%       0.85%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.02)  $   10.60             2.63%      1.08%        (0.23)%       0.85%
JULY 1, 2003 TO JUNE 30, 2004 ...............           (0.06)  $   10.46             2.13%      1.05%        (0.20)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   10.74             2.35%      0.99%        (0.18)%       0.81%

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.36             2.75%      1.84%        (0.24)%       1.60%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.03)  $   10.34             2.09%      1.85%        (0.25)%       1.60%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.02)  $   10.59             1.88%      1.83%        (0.23)%       1.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............           (0.06)  $   10.46             1.41%      1.80%        (0.20)%       1.60%
AUGUST 30, 2002(3) TO JUNE 30, 2003 .........            0.00   $   10.74             1.39%      1.79%        (0.19)%       1.60%

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.20             3.74%      0.91%        (0.31)%       0.60%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.03)  $   10.18             3.11%      0.91%        (0.31)%       0.60%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.02)  $   10.43             2.93%      0.79%        (0.19)%       0.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............           (0.06)  $   10.29             2.40%      0.73%        (0.13)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   10.57             2.49%      0.72%        (0.12)%       0.60%

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   11.02             4.31%      1.03%        (0.23)%       0.80%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.11)  $   11.00             4.32%      1.04%        (0.24)%       0.80%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.06)  $   11.51             4.36%      1.05%        (0.25)%       0.80%
JULY 1, 2003 TO JUNE 30, 2004 ...............           (0.10)  $   11.01             4.46%      1.03%        (0.23)%       0.80%
JULY 1, 2002 TO JUNE 30, 2003 ...............           (0.03)  $   11.57             4.60%      0.95%        (0.16)%       0.79%

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   11.24             3.57%      1.78%        (0.23)%       1.55%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.11)  $   11.22             3.56%      1.79%        (0.24)%       1.55%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.06)  $   11.74             3.52%      1.79%        (0.24)%       1.55%
JULY 1, 2003 TO JUNE 30, 2004 ...............           (0.11)  $   11.22             3.60%      1.77%        (0.22)%       1.55%
JULY 1, 2002 TO JUNE 30, 2003 ...............           (0.03)  $   11.79             3.81%      1.71%        (0.17)%       1.54%

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   11.24             3.56%      1.78%        (0.23)%       1.55%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.11)  $   11.22             3.56%      1.79%        (0.24)%       1.55%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.06)  $   11.74             3.52%      1.79%        (0.24)%       1.55%
JULY 1, 2003 TO JUNE 30, 2004 ...............           (0.11)  $   11.22             3.60%      1.77%        (0.22)%       1.55%
JULY 1, 2002 TO JUNE 30, 2003 ...............           (0.03)  $   11.79             3.80%      1.68%        (0.14)%       1.54%

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   11.04             4.56%      0.85%        (0.30)%       0.55%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.11)  $   11.03             4.58%      0.86%        (0.31)%       0.55%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.06)  $   11.54             4.60%      0.75%        (0.20)%       0.55%
JULY 1, 2003 TO JUNE 30, 2004 ...............           (0.10)  $   11.03             4.69%      0.70%        (0.15)%       0.55%
JULY 1, 2002 TO JUNE 30, 2003 ...............           (0.03)  $   11.59             4.82%      0.65%        (0.08)%       0.57%

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.57             4.21%      1.15%(5)     (0.23)%       0.92%(5)
JULY 1, 2005 TO JUNE 30, 2006 ...............            0.00   $   10.55             4.28%      1.17%(5)     (0.24)%       0.93%(5)
JULY 1, 2004 TO JUNE 30, 2005 ...............            0.00   $   10.94             4.24%      1.13%(5)     (0.22)%       0.91%(5)
JULY 1, 2003 TO JUNE 30, 2004 ...............            0.00   $   10.64             4.37%      1.10%(5)     (0.21)%       0.89%(5)
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   11.01             4.60%      1.07%(5)     (0.22)%       0.85%(5)

                                                              PORTFOLIO       NET ASSETS AT
                                                    TOTAL      TURNOVER       END OF PERIOD
                                                   RETURN(2)       RATE(4)  (000'S OMITTED)
-------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............        3.74%            80%   $        41,140
JULY 1, 2005 TO JUNE 30, 2006 ...............        0.58%            82%   $        39,433
JULY 1, 2004 TO JUNE 30, 2005 ...............        4.20%           111%   $        52,029
JULY 1, 2003 TO JUNE 30, 2004 ...............        0.11%            48%   $        63,231
JULY 1, 2002 TO JUNE 30, 2003 ...............        4.74%            64%   $        99,568

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............        2.97%            80%   $         5,006
JULY 1, 2005 TO JUNE 30, 2006 ...............       (0.08)%           82%   $         6,894
JULY 1, 2004 TO JUNE 30, 2005 ...............        3.33%           111%   $        10,273
JULY 1, 2003 TO JUNE 30, 2004 ...............       (0.64)%           48%   $        11,523
AUGUST 30, 2002(3) TO JUNE 30, 2003 .........        2.26%            64%   $        11,301

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............        4.00%            80%   $        24,600
JULY 1, 2005 TO JUNE 30, 2006 ...............        0.89%            82%   $        20,677
JULY 1, 2004 TO JUNE 30, 2005 ...............        4.54%           111%   $        17,707
JULY 1, 2003 TO JUNE 30, 2004 ...............        0.36%            48%   $        15,425
JULY 1, 2002 TO JUNE 30, 2003 ...............        4.93%            64%   $        39,338

CALIFORNIA TAX-FREE FUND
-------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............        4.89%            49%   $       365,396
JULY 1, 2005 TO JUNE 30, 2006 ...............        0.76%            48%   $       350,038
JULY 1, 2004 TO JUNE 30, 2005 ...............        9.72%            30%   $       371,633
JULY 1, 2003 TO JUNE 30, 2004 ...............        0.41%            41%   $       357,779
JULY 1, 2002 TO JUNE 30, 2003 ...............        7.77%            34%   $       398,186

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............        4.11%            49%   $        42,839
JULY 1, 2005 TO JUNE 30, 2006 ...............       (0.00)%           48%   $        54,258
JULY 1, 2004 TO JUNE 30, 2005 ...............        8.90%            30%   $        66,182
JULY 1, 2003 TO JUNE 30, 2004 ...............       (0.43)%           41%   $        91,719
JULY 1, 2002 TO JUNE 30, 2003 ...............        6.87%            34%   $       140,419

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............        4.11%            49%   $        29,732
JULY 1, 2005 TO JUNE 30, 2006 ...............       (0.00)%           48%   $        29,168
JULY 1, 2004 TO JUNE 30, 2005 ...............        8.89%            30%   $        31,904
JULY 1, 2003 TO JUNE 30, 2004 ...............       (0.43)%           41%   $        34,089
JULY 1, 2002 TO JUNE 30, 2003 ...............        6.87%            34%   $        46,666

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............        5.06%            49%   $        50,556
JULY 1, 2005 TO JUNE 30, 2006 ...............        1.02%            48%   $        46,686
JULY 1, 2004 TO JUNE 30, 2005 ...............       10.07%            30%   $        41,926
JULY 1, 2003 TO JUNE 30, 2004 ...............        0.66%            41%   $        36,408
JULY 1, 2002 TO JUNE 30, 2003 ...............        7.90%            34%   $        38,681

COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............        4.46%            21%   $        49,827
JULY 1, 2005 TO JUNE 30, 2006 ...............        0.60%            23%   $        43,538
JULY 1, 2004 TO JUNE 30, 2005 ...............        7.24%            33%   $        50,410
JULY 1, 2003 TO JUNE 30, 2004 ...............        0.93%            31%   $        51,120
JULY 1, 2002 TO JUNE 30, 2003 ...............        8.62%            37%   $        59,877

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                        SHARE       (LOSS)      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.57         0.37             0.01           (0.37)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   10.95         0.38            (0.39)          (0.37)
JULY 1, 2004 TO JUNE 30, 2005 ..................    $   10.65         0.38             0.30           (0.38)
JULY 1, 2003 TO JUNE 30, 2004 ..................    $   11.02         0.39            (0.37)          (0.39)
JULY 1, 2002 TO JUNE 30, 2003 ..................    $   10.63         0.42             0.39           (0.42)

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.55         0.48             0.02           (0.48)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   10.94         0.49            (0.40)          (0.48)
JULY 1, 2004 TO JUNE 30, 2005 ..................    $   10.64         0.49             0.30           (0.49)
JULY 1, 2003 TO JUNE 30, 2004 ..................    $   11.01         0.50            (0.37)          (0.50)
JULY 1, 2002 TO JUNE 30, 2003 ..................    $   10.62         0.52             0.39           (0.52)

MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.74         0.45            (0.01)          (0.45)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   11.15         0.45            (0.37)          (0.45)
JULY 1, 2004 TO JUNE 30, 2005 ..................    $   10.89         0.45             0.30           (0.44)
JULY 1, 2003 TO JUNE 30, 2004 ..................    $   11.27         0.46            (0.39)          (0.45)
JULY 1, 2002 TO JUNE 30, 2003 ..................    $   10.84         0.47             0.43           (0.47)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.74         0.38            (0.03)          (0.37)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   11.15         0.37            (0.37)          (0.37)
JULY 1, 2004 TO JUNE 30, 2005 ..................    $   10.89         0.38             0.29           (0.36)
JULY 1, 2003 TO JUNE 30, 2004 ..................    $   11.27         0.37            (0.39)          (0.36)
JULY 1, 2002 TO JUNE 30, 2003 ..................    $   10.84         0.39             0.43           (0.39)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.73         0.36            (0.01)          (0.36)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   11.15         0.37            (0.38)          (0.37)
APRIL 8, 2005(3) TO JUNE 30, 2005 ..............    $   10.97         0.08             0.18           (0.08)

CLASS Z
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.74         0.46            (0.01)          (0.46)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   11.15         0.47            (0.38)          (0.46)
APRIL 8, 2005(3) TO JUNE 30, 2005 ..............    $   10.97         0.10             0.18           (0.10)

ADMINISTRATOR CLASS ............................
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.73         0.48            (0.01)          (0.48)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   11.14         0.48            (0.37)          (0.48)
JULY 1, 2004 TO JUNE 30, 2005 ..................    $   10.89         0.48             0.29           (0.47)
JULY 1, 2003 TO JUNE 30, 2004 ..................    $   11.27         0.49            (0.39)          (0.48)
JULY 1, 2002 TO JUNE 30, 2003 ..................    $   10.84         0.49             0.43           (0.49)

NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.61         0.38            (0.02)          (0.38)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   10.81         0.32            (0.20)          (0.32)
JULY 1, 2004 TO JUNE 30, 2005 ..................    $   10.81         0.28            (0.00)          (0.28)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...........    $   11.03         0.10            (0.22)          (0.10)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ..................    $   10.60         0.29            (0.02)          (0.29)
JULY 1, 2005 TO JUNE 30, 2006 ..................    $   10.80         0.24            (0.20)          (0.24)
JULY 1, 2004 TO JUNE 30, 2005 ..................    $   10.80         0.20            (0.00)          (0.20)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ...........    $   11.03         0.07            (0.23)          (0.07)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     FROM NET   NET ASSET   --------------------------------------------------------
                                                     REALIZED   VALUE PER   NET INVESTMENT      GROSS      EXPENSES          NET
                                                        GAINS       SHARE    INCOME (LOSS)   EXPENSES        WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.58             3.47%      1.90%(5)     (0.23)%       1.67%(5)
JULY 1, 2005 TO JUNE 30, 2006 ...............            0.00   $   10.57             3.53%      1.92%(5)     (0.24)%       1.68%(5)
JULY 1, 2004 TO JUNE 30, 2005 ...............            0.00   $   10.95             3.49%      1.88%(5)     (0.22)%       1.66%(5)
JULY 1, 2003 TO JUNE 30, 2004 ...............            0.00   $   10.65             3.62%      1.85%(5)     (0.21)%       1.64%(5)
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   11.02             3.83%      1.84%(5)     (0.24)%       1.60%(5)

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.57             4.46%      0.97%(5)     (0.30)%       0.67%(5)
JULY 1, 2005 TO JUNE 30, 2006 ...............            0.00   $   10.55             4.53%      0.98%(5)     (0.30)%       0.68%(5)
JULY 1, 2004 TO JUNE 30, 2005 ...............            0.00   $   10.94             4.49%      0.83%(5)     (0.17)%       0.66%(5)
JULY 1, 2003 TO JUNE 30, 2004 ...............            0.00   $   10.64             4.62%      0.77%(5)     (0.13)%       0.64%(5)
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   11.01             4.76%      0.79%(5)     (0.11)%       0.68%(5)

MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   10.70             4.18%      1.07%        (0.22)%       0.85%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.04)  $   10.74             4.17%      1.08%        (0.23)%       0.85%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.05)  $   11.15             4.06%      1.06%        (0.21)%       0.85%
JULY 1, 2003 TO JUNE 30, 2004 ...............            0.00   $   10.89             4.11%      1.04%        (0.19)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   11.27             4.27%      0.98%        (0.21)%       0.77%

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   10.69             3.43%      1.82%        (0.22)%       1.60%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.04)  $   10.74             3.41%      1.83%        (0.23)%       1.60%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.05)  $   11.15             3.31%      1.81%        (0.21)%       1.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............            0.00   $   10.89             3.36%      1.79%        (0.19)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   11.27             3.51%      1.71%        (0.19)%       1.52%

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   10.69             3.41%      1.82%        (0.22)%       1.60%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.04)  $   10.73             3.40%      1.83%        (0.23)%       1.60%
APRIL 8, 2005(3) TO JUNE 30, 2005 ...........            0.00   $   11.15             3.36%      1.82%        (0.22)%       1.60%

CLASS Z
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   10.70             4.28%      1.24%        (0.49)%       0.75%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.04)  $   10.74             4.25%      1.25%        (0.47)%       0.78%
APRIL 8, 2005(3) TO JUNE 30, 2005 ...........            0.00   $   11.15             4.17%      1.24%        (0.46)%       0.78%

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............           (0.03)  $   10.69             4.43%      0.89%        (0.29)%       0.60%
JULY 1, 2005 TO JUNE 30, 2006 ...............           (0.04)  $   10.73             4.42%      0.90%        (0.30)%       0.60%
JULY 1, 2004 TO JUNE 30, 2005 ...............           (0.05)  $   11.14             4.31%      0.76%        (0.16)%       0.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............            0.00   $   10.89             4.35%      0.71%        (0.11)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............            0.00   $   11.27             4.43%      0.65%        (0.05)%       0.60%

NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.59             3.54%      1.11%        (0.26)%       0.85%
JULY 1, 2005 TO JUNE 30, 2006 ...............            0.00   $   10.61             2.96%      1.12%        (0.27)%       0.85%
JULY 1, 2004 TO JUNE 30, 2005 ...............            0.00   $   10.81             2.61%      1.14%        (0.29)%       0.85%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........            0.00   $   10.81             2.15%      1.05%        (0.20)%       0.85%

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............            0.00   $   10.58             2.77%      1.86%        (0.26)%       1.60%
JULY 1, 2005 TO JUNE 30, 2006 ...............            0.00   $   10.60             2.21%      1.88%        (0.28)%       1.60%
JULY 1, 2004 TO JUNE 30, 2005 ...............            0.00   $   10.80             1.85%      1.88%        (0.28)%       1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........            0.00   $   10.80             1.52%      1.82%        (0.22)%       1.60%

                                                              PORTFOLIO       NET ASSETS AT
                                                    TOTAL      TURNOVER       END OF PERIOD
                                                   RETURN(2)       RATE(4)  (000'S OMITTED)
-------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............         3.59%          21%    $         6,057
JULY 1, 2005 TO JUNE 30, 2006 ...............        (0.05)%         23%    $         7,661
JULY 1, 2004 TO JUNE 30, 2005 ...............         6.43%          33%    $         9,095
JULY 1, 2003 TO JUNE 30, 2004 ...............         0.17%          31%    $        10,672
JULY 1, 2002 TO JUNE 30, 2003 ...............         7.70%          37%    $        14,368

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............         4.72%          21%    $        35,446
JULY 1, 2005 TO JUNE 30, 2006 ...............         0.85%          23%    $        32,321
JULY 1, 2004 TO JUNE 30, 2005 ...............         7.50%          33%    $        36,304
JULY 1, 2003 TO JUNE 30, 2004 ...............         1.18%          31%    $        41,196
JULY 1, 2002 TO JUNE 30, 2003 ...............         8.70%          37%    $        51,730

MINNESOTA TAX-FREE FUND
-------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............         4.14%          19%    $        37,897
JULY 1, 2005 TO JUNE 30, 2006 ...............         0.73%          20%    $        38,145
JULY 1, 2004 TO JUNE 30, 2005 ...............         7.06%          18%    $        37,829
JULY 1, 2003 TO JUNE 30, 2004 ...............         0.61%          12%    $        37,468
JULY 1, 2002 TO JUNE 30, 2003 ...............         8.49%          23%    $        41,485

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............         3.27%          19%    $         6,200
JULY 1, 2005 TO JUNE 30, 2006 ...............        (0.02)%         20%    $         8,787
JULY 1, 2004 TO JUNE 30, 2005 ...............         6.27%          18%    $        10,987
JULY 1, 2003 TO JUNE 30, 2004 ...............        (0.14)%         12%    $        15,059
JULY 1, 2002 TO JUNE 30, 2003 ...............         7.68%          23%    $        22,012

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ...............         3.35%          19%    $         1,245
JULY 1, 2005 TO JUNE 30, 2006 ...............        (0.13)%         20%    $           635
APRIL 8, 2005(3) TO JUNE 30, 2005 ...........         2.38%          18%    $           389

CLASS Z
JULY 1, 2006 TO JUNE 30, 2007 ...............         4.24%          19%    $         3,397
JULY 1, 2005 TO JUNE 30, 2006 ...............         0.82%          20%    $         3,743
APRIL 8, 2005(3) TO JUNE 30, 2005............         2.57%          18%    $         4,511

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ...............         4.40%          19%    $       115,134
JULY 1, 2005 TO JUNE 30, 2006 ...............         0.98%          20%    $       109,137
JULY 1, 2004 TO JUNE 30, 2005 ...............         7.23%          18%    $       128,854
JULY 1, 2003 TO JUNE 30, 2004 ...............         0.86%          12%    $       143,410
JULY 1, 2002 TO JUNE 30, 2003 ...............         8.67%          23%    $       185,450

NATIONAL LIMITED-TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ...............         3.38%          77%    $         3,836
JULY 1, 2005 TO JUNE 30, 2006 ...............         1.11%          69%    $         2,212
JULY 1, 2004 TO JUNE 30, 2005 ...............         2.61%          26%    $         3,978
JANUARY 30, 2004(3) TO JUNE  30, 2004 .......        (1.20)%         24%    $         1,147

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ...............         2.61%          77%    $           272
JULY 1, 2005 TO JUNE 30, 2006 ...............         0.35%          69%    $           377
JULY 1, 2004 TO JUNE 30, 2005 ...............         1.85%          26%    $           759
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........        (1.57)%         24%    $           628

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                      BEGINNING          NET               AND   DISTRIBUTIONS
                                                      NET ASSET   INVESTMENT        UNREALIZED        FROM NET
                                                      VALUE PER       INCOME    GAIN (LOSS) ON      INVESTMENT
                                                          SHARE       (LOSS)       INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ....................    $   10.59         0.29             (0.01)          (0.29)
JULY 1, 2005 TO JUNE 30, 2006 ....................    $   10.80         0.24             (0.21)          (0.24)
JULY 1, 2004 TO JUNE 30, 2005 ....................    $   10.79         0.20              0.01           (0.20)
JANUARY 30, 2004(3) TO JUNE 30, 2004 .............    $   11.03         0.06             (0.24)          (0.06)

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................    $   10.61         0.40             (0.02)          (0.40)
JULY 1, 2005 TO JUNE 30, 2006 ....................    $   10.81         0.34             (0.20)          (0.34)
JULY 1, 2004 TO JUNE 30, 2005 ....................    $   10.81         0.31              0.00           (0.31)
JULY 1, 2003 TO JUNE 30, 2004 ....................    $   11.09         0.29             (0.28)          (0.29)
JULY 1, 2002 TO JUNE 30, 2003 ....................    $   10.73         0.37              0.36           (0.37)

NATIONAL TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ....................    $   10.24         0.42              0.05           (0.42)
JULY 1, 2005 TO JUNE 30, 2006 ....................    $   10.61         0.43             (0.37)          (0.43)
JULY 1, 2004 TO JUNE 30, 2005 ....................    $   10.16         0.45              0.45           (0.45)
JULY 1, 2003 TO JUNE 30, 2004 ....................    $   10.53         0.45             (0.37)          (0.45)
JULY 1, 2002 TO JUNE 30, 2003 ....................    $   10.29         0.50              0.23           (0.49)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ....................    $   10.25         0.38              0.04           (0.37)
JULY 1, 2005 TO JUNE 30, 2006 ....................    $   10.61         0.36             (0.37)          (0.35)
JULY 1, 2004 TO JUNE 30, 2005 ....................    $   10.16         0.39              0.44           (0.38)
JULY 1, 2003 TO JUNE 30, 2004 ....................    $   10.53         0.38             (0.38)          (0.37)
JULY 1, 2002 TO JUNE 30, 2003 ....................    $   10.29         0.42              0.23           (0.41)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ....................    $   10.24         0.34              0.05           (0.34)
JULY 1, 2005 TO JUNE 30, 2006 ....................    $   10.61         0.36             (0.38)          (0.35)
JULY 1, 2004 TO JUNE 30, 2005 ....................    $   10.16         0.39              0.44           (0.38)
JULY 1, 2003 TO JUNE 30, 2004 ....................    $   10.53         0.38             (0.38)          (0.37)
JULY 1, 2002 TO JUNE 30, 2003 ....................    $   10.29         0.42              0.23           (0.41)

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................    $   10.25         0.44              0.04           (0.44)
JULY 1, 2005 TO JUNE 30, 2006 ....................    $   10.61         0.46             (0.37)          (0.45)
JULY 1, 2004 TO JUNE 30, 2005 ....................    $   10.16         0.48              0.45           (0.48)
JULY 1, 2003 TO JUNE 30, 2004 ....................    $   10.53         0.47             (0.36)          (0.48)
JULY 1, 2002 TO JUNE 30, 2003 ....................    $   10.30         0.52              0.22           (0.51)

NEBRASKA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................    $    9.65         0.39             (0.04)          (0.39)
JULY 1, 2005 TO JUNE 30, 2006 ....................    $   10.04         0.39             (0.34)          (0.39)
JULY 1, 2004 TO JUNE 30, 2005 ....................    $   10.02         0.39              0.17           (0.39)
JULY 1, 2003 TO JUNE 30, 2004 ....................    $   10.44         0.39             (0.35)          (0.39)
JULY 1, 2002 TO JUNE 30, 2003 ....................    $   10.16         0.42              0.37           (0.42)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          FROM NET   NET ASSET   ------------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                             GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ....................            0.00   $   10.58             2.77%      1.86%     (0.26)%     1.60%
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00   $   10.59             2.21%      1.88%     (0.28)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005 ....................            0.00   $   10.80             1.89%      1.89%     (0.29)%     1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 .............            0.00   $   10.79             1.36%      1.79%     (0.19)%     1.60%

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................            0.00   $   10.59             3.77%      0.93%     (0.33)%     0.60%
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00   $   10.61             3.23%      0.94%     (0.34)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005 ....................            0.00   $   10.81             2.82%      0.83%     (0.23)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004 ....................            0.00   $   10.81             2.60%      0.71%     (0.11)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ....................            0.00   $   11.09             3.29%      0.71%     (0.11)%     0.60%

NATIONAL TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ....................            0.00   $   10.29             4.03%      1.06%     (0.21)%     0.85%
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00   $   10.24             4.17%      1.05%     (0.20)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005 ....................            0.00   $   10.61             4.38%      1.04%     (0.19)%     0.85%
JULY 1, 2003 TO JUNE 30, 2004 ....................            0.00   $   10.16             4.35%      1.03%     (0.18)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003 ....................            0.00   $   10.53             4.74%      0.95%     (0.12)%     0.83%

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ....................            0.00   $   10.30             3.28%      1.81%     (0.21)%     1.60%
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00   $   10.25             3.41%      1.81%     (0.21)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005 ....................            0.00   $   10.61             3.62%      1.79%     (0.19)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004 ....................            0.00   $   10.16             3.61%      1.78%     (0.18)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003 ....................            0.00   $   10.53             3.98%      1.70%     (0.12)%     1.58%

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ....................            0.00   $   10.29             3.28%      1.81%     (0.21)%     1.60%
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00   $   10.24             3.42%      1.81%     (0.21)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005 ....................            0.00   $   10.61             3.63%      1.79%     (0.19)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004 ....................            0.00   $   10.16             3.62%      1.78%     (0.18)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003 ....................            0.00   $   10.53             3.95%      1.71%     (0.13)%     1.58%

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................            0.00   $   10.29             4.27%      0.88%     (0.28)%     0.60%
JULY 1, 2005 TO JUNE 30, 2006 ....................            0.00   $   10.25             4.41%      0.87%     (0.27)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005 ....................            0.00   $   10.61             4.62%      0.74%     (0.14)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004 ....................            0.00   $   10.16             4.60%      0.70%     (0.10)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 ....................            0.00   $   10.53             4.97%      0.67%     (0.07)%     0.60%

NEBRASKA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................           (0.02)  $    9.59             4.02%      0.97%     (0.22)%     0.75%
JULY 1, 2005 TO JUNE 30, 2006 ....................           (0.05)  $    9.65             3.95%      0.88%     (0.13)%     0.75%
JULY 1, 2004 TO JUNE 30, 2005 ....................           (0.15)  $   10.04             3.88%      0.84%     (0.07)%     0.77%
JULY 1, 2003 TO JUNE 30, 2004 ....................           (0.07)  $   10.02             3.83%      0.87%     (0.04)%     0.83%
JULY 1, 2002 TO JUNE 30, 2003 ....................           (0.09)  $   10.44             4.06%      0.87%     (0.05)%     0.82%

                                                                     PORTFOLIO        NET ASSETS AT
                                                          TOTAL       TURNOVER        END OF PERIOD
                                                         RETURN(2)        RATE(4)   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ....................         2.71%            77%     $           637
JULY 1, 2005 TO JUNE 30, 2006 ....................         0.25%            69%     $           856
JULY 1, 2004 TO JUNE 30, 2005 ....................         1.95%            26%     $           960
JANUARY 30, 2004(3) TO JUNE 30, 2004 .............        (1.69)%           24%     $           163

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................         3.64%            77%     $        79,919
JULY 1, 2005 TO JUNE 30, 2006 ....................         1.36%            69%     $        96,761
JULY 1, 2004 TO JUNE 30, 2005 ....................         2.87%            26%     $       121,244
JULY 1, 2003 TO JUNE 30, 2004 ....................         0.06%            24%     $       170,340
JULY 1, 2002 TO JUNE 30, 2003 ....................         6.86%            40%     $       152,835

NATIONAL TAX-FREE FUND
---------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ....................         4.60%            84%     $        89,674
JULY 1, 2005 TO JUNE 30, 2006 ....................         0.56%            85%     $        95,887
JULY 1, 2004 TO JUNE 30, 2005 ....................         9.06%            59%     $       101,814
JULY 1, 2003 TO JUNE 30, 2004 ....................         0.76%            63%     $       103,469
JULY 1, 2002 TO JUNE 30, 2003 ....................         7.20%            37%     $       113,616

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ....................         3.82%            84%     $        13,525
JULY 1, 2005 TO JUNE 30, 2006 ....................        (0.09)%           85%     $        19,369
JULY 1, 2004 TO JUNE 30, 2005 ....................         8.24%            59%     $        24,488
JULY 1, 2003 TO JUNE 30, 2004 ....................         0.01%            63%     $        31,420
JULY 1, 2002 TO JUNE 30, 2003 ....................         6.40%            37%     $        48,540

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ....................         3.82%            84%     $         6,715
JULY 1, 2005 TO JUNE 30, 2006 ....................        (0.18)%           85%     $         7,160
JULY 1, 2004 TO JUNE 30, 2005 ....................         8.25%            59%     $         8,497
JULY 1, 2003 TO JUNE 30, 2004 ....................         0.02%            63%     $         9,829
JULY 1, 2002 TO JUNE 30, 2003 ....................         6.40%            37%     $        15,161

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................         4.75%            84%     $       152,143
JULY 1, 2005 TO JUNE 30, 2006 ....................         0.91%            85%     $       154,533
JULY 1, 2004 TO JUNE 30, 2005 ....................         9.33%            59%     $       182,359
JULY 1, 2003 TO JUNE 30, 2004 ....................         1.01%            63%     $       183,520
JULY 1, 2002 TO JUNE 30, 2003 ....................         7.34%            37%     $       260,989

NEBRASKA TAX-FREE FUND
---------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ....................         3.68%            27%     $        36,910
JULY 1, 2005 TO JUNE 30, 2006 ....................         0.49%            19%     $        36,905
JULY 1, 2004 TO JUNE 30, 2005 ....................         5.70%            14%     $        41,963
JULY 1, 2003 TO JUNE 30, 2004 ....................         0.35%             9%     $        46,253
JULY 1, 2002 TO JUNE 30, 2003 ....................         7.91%            19%     $        64,760

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(5)   Following represents ratios excluding interest expenses and fees (see Note
      2) - Inverse Floating Rate Obligations:

                                                           Gross Expenses excluding     Net Expenses excluding
                                                          interest expense and fees   interest expense and fees
   CLASS A
   JULY 1, 2006 TO JUNE 30, 2007 ......................              1.08%                       0.85%
   JULY 1, 2005 TO JUNE 30, 2006 ......................              1.09%                       0.85%
   JULY 1, 2004 TO JUNE 30, 2005 ......................              1.07%                       0.85%
   JULY 1, 2003 TO JUNE 30, 2004 ......................              1.06%                       0.85%
   JULY 1, 2002 TO JUNE 30, 2003 ......................              0.99%                       0.77%

   CLASS B
   JULY 1, 2006 TO JUNE 30, 2007 ......................              1.83%                       1.60%
   JULY 1, 2005 TO JUNE 30, 2006 ......................              1.84%                       1.60%
   JULY 1, 2004 TO JUNE 30, 2005 ......................              1.82%                       1.60%
   JULY 1, 2003 TO JUNE 30, 2004 ......................              1.81%                       1.60%
   JULY 1, 2002 TO JUNE 30, 2003 ......................              1.76%                       1.52%

   ADMINISTRATOR CLASS
   JULY 1, 2006 TO JUNE 30, 2007 ......................              0.90%                       0.60%
   JULY 1, 2005 TO JUNE 30, 2006 ......................              0.90%                       0.60%
   JULY 1, 2004 TO JUNE 30, 2005 ......................              0.77%                       0.60%
   JULY 1, 2003 TO JUNE 30, 2004 ......................              0.73%                       0.60%
   JULY 1, 2002 TO JUNE 30, 2003 ......................              0.71%                       0.60%

NOTES TO FINANCIAL STATEMENTS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at June 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund.

      Each Fund, except the National Limited-Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited-Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At June 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                              Undistributed Net    Undistributed Net
   Fund                                       Investment Income   Realized Gain/Loss   Paid-in Capital
------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND          $(16,530)           $ 16,530               $0
------------------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                            8,258              (8,258)               0
------------------------------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                          (2,458)              2,458                0
------------------------------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND              (3,547)              3,547                0
------------------------------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                           25,307             (25,307)               0
------------------------------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                            1,923              (1,923)               0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2007.

      At June 30, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                      Expiration    Capital Loss
   Fund                                                  Year      Carryforwards
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND                 2015        $  260,672
--------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                                2012             6,503
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND                   2009           554,191
                                                         2014            61,116
                                                         2015           526,856
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                                2008         3,892,239
                                                         2009           157,637
                                                         2012           267,373
                                                         2013           511,385

      The Fund(s) had deferred post-October losses occurring subsequent to June 30, 2007. For tax purposes, such losses were treated as having occurred on July 1, 2007. As of June 30, 2007, post-October losses were as follows:

                                                          Deferred Post-October
   Fund                                                        Capital Loss
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND                        $   8,906
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND                            208,810

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are

NOTES TO FINANCIAL STATEMENTS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2007 the following Funds held futures contracts:

                                                                                                                    Net Unrealized
                                                                                                                     Appreciation
   Fund                                       Contracts          Type          Expiration Date   Notional Amount    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND       20 Long    US Five Year Notes    September 2007      $2,081,600         $    (38)
-----------------------------------------------------------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                    60 Long          US Long Bond    September 2007       6,433,236           31,761
-----------------------------------------------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                      30 Long          US Long Bond    September 2007       3,303,337          (70,829)
-----------------------------------------------------------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                     20 Long     US Ten Year Notes    September 2007       2,094,816           19,252
                                               40 Long          US Long Bond    September 2007       4,404,449          (94,439)
-----------------------------------------------------------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND         50 Long    US Five Year Notes    September 2007       5,222,706          (18,796)
-----------------------------------------------------------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                      30 Long     US Ten Year Notes    September 2007       3,156,931           14,168

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At June 30, 2007, the Funds had no open swap contracts.

INVERSE FLOATING RATE OBLIGATIONS

      The Funds may participate in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At June 30, 2007, the Floating Rate Notes outstanding were as follows:

                                                                              Collateral for
                               Floating Rate                                  Floating Rate
   Fund                      Notes Outstanding    Range of Interest Rates   Notes Outstanding
---------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND        $1,470,000              3.42% - 4.04%         $3,075,563
---------------------------------------------------------------------------------------------

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

      Certain previously reported amounts have been revised by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These revisions have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Financial Highlights amounts have been revised to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These revisions are not considered material to previously issued financial statements.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                   Advisory Fee                                                   Subadvisory Fee
                             Average Daily        (% of Average                                 Average Daily      (% of Average
Fund                          Net Assets        Daily Net Assets)         Subadviser              Net Assets     Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM    First $500 million         0.400              Wells Capital        First $100 million        0.150
TAX-FREE FUND               Next $500 million         0.350         Management Incorporated   Next $200 million         0.100
                              Next $2 billion         0.300                                   Over $300 million         0.050
                              Next $2 billion         0.275
                              Over $5 billion         0.250
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND   First $500 million         0.400              Wells Capital        First $100 million        0.200
                            Next $500 million         0.350         Management Incorporated   Next $200 million         0.175
                              Next $2 billion         0.300                                   Next $200 million         0.150
                              Next $2 billion         0.275                                   Over $500 million         0.100
                              Over $5 billion         0.250
----------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND     First $500 million         0.400              Wells Capital        First $100 million        0.200
                            Next $500 million         0.350         Management Incorporated   Next $200 million         0.175
                              Next $2 billion         0.300                                   Next $200 million         0.150
                              Next $2 billion         0.275                                   Over $500 million         0.100
                              Over $5 billion         0.250
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND    First $500 million         0.400              Wells Capital        First $100 million        0.200
                            Next $500 million         0.350         Management Incorporated   Next $200 million         0.175
                              Next $2 billion         0.300                                   Next $200 million         0.150
                              Next $2 billion         0.275                                   Over $500 million         0.100
                              Over $5 billion         0.250
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM      First $500 million         0.400              Wells Capital        First $100 million        0.150
TAX-FREE FUND               Next $500 million         0.350         Management Incorporated   Next $200 million         0.100
                              Next $2 billion         0.300                                   Over $300 million         0.050
                              Next $2 billion         0.275
                              Over $5 billion         0.250
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND     First $500 million         0.400              Wells Capital        First $100 million        0.200
                            Next $500 million         0.350         Management Incorporated   Next $200 million         0.175
                              Next $2 billion         0.300                                   Next $200 million         0.150
                              Next $2 billion         0.275                                   Over $500 million         0.100
                              Over $5 billion         0.250
----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND     First $500 million         0.400              Wells Capital        First $100 million        0.200
                            Next $500 million         0.350         Management Incorporated   Next $200 million         0.175
                              Next $2 billion         0.300                                   Next $200 million         0.150
                              Next $2 billion         0.275                                   Over $500 million         0.100
                              Over $5 billion         0.250
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  % of Average
                                 Average Daily Net Assets       Daily Net Assets
--------------------------------------------------------------------------------
   FUND LEVEL                        First $5 billion                 0.05
                                     Next $5 billion                  0.04
                                     Over $10 billion                 0.03
--------------------------------------------------------------------------------
   CLASS LEVEL
--------------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C         All asset levels                 0.28
--------------------------------------------------------------------------------
   CLASS Z                           All asset levels                 0.45
--------------------------------------------------------------------------------
   ADMINISTRATOR CLASS               All asset levels                 0.10
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:
                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   ALL MUNICIPAL INCOME FUNDS                                         0.02
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the year ended June 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged up to the following annual fees:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C, CLASS Z, ADMINISTRATOR CLASS            0.25
--------------------------------------------------------------------------------

      For the year ended June 30, 2007, shareholder servicing fees paid were as follows:

                                                                                               Administrator
   Fund                                            Class A     Class B     Class C   Class Z       Class
------------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND          $ 102,684         N/A   $ 14,590       N/A   $      56,752
------------------------------------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                         894,768   $ 125,553     73,093       N/A         118,668
------------------------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                           117,505      17,962        N/A       N/A          85,437
------------------------------------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                           97,454      19,453      2,195   $ 9,479         286,067
------------------------------------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND                6,575       1,041      1,735       N/A         220,534
------------------------------------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                           232,705      42,060     17,549       N/A         393,243
------------------------------------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                               N/A         N/A        N/A       N/A          91,719
------------------------------------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended June 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended June 30, 2007, were as follows:

                                                                          Net Operating Expense Ratios
                                                                          ----------------------------
                                                                                                     Administrator
   Fund                                                      Class A   Class B   Class C   Class Z       Class
-------------------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND                        0.85%      N/A      1.60%    N/A          0.60%
-------------------------------------------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                                     0.80%     1.55%     1.55%    N/A          0.55%
-------------------------------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                                       0.85%     1.60%      N/A     N/A          0.60%
-------------------------------------------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                                      0.85%     1.60%     1.60%   0.75%         0.60%
-------------------------------------------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND                          0.85%     1.60%     1.60%    N/A          0.60%
-------------------------------------------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                                       0.85%     1.60%     1.60%    N/A          0.60%
-------------------------------------------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                                        N/A       N/A       N/A     N/A          0.75%
-------------------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended June 30, 2007, were as follows:

   Fund                                    Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND   $      60,503,481   $    54,603,962
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                      238,147,705       237,067,724
--------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                         26,200,020        18,506,450
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                        32,805,823        30,574,347
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND            69,198,204        84,266,616
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                        226,416,903       238,754,709
--------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                          9,778,163        10,737,197
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended June 30, 2007, the Funds had no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                               Ordinary    Tax Exempt    Long-Term      Dividend Paid
                                                Income       Income     Capital Gain   on Redemptions      Total
   Fund                                          2007         2007          2007            2007            2007
-------------------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND      $  66,042   $ 2,371,042   $          0         $ 0        $ 2,437,084
-------------------------------------------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                     596,974    20,196,186      1,053,051           0         21,846,211
-------------------------------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                         7,437     3,717,922              0           0          3,725,359
-------------------------------------------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                      159,731     7,141,066        288,311           0          7,589,108
-------------------------------------------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND            2,629     3,439,277              0           0          3,441,906
-------------------------------------------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                        72,334    11,149,715              0           0         11,222,049
-------------------------------------------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                        22,588     1,468,523         67,212           0          1,558,323
-------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                               Ordinary    Tax Exempt     Long-Term     Dividend Paid
                                                Income       Income     Capital Gain   on Redemptions       Total
   Fund                                          2006         2006          2006            2006            2006
--------------------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND     $  169,897   $ 2,138,372   $    114,647        $ 0         $ 2,422,916
--------------------------------------------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                   2,100,185    20,653,389      2,981,985          0          25,735,559
--------------------------------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                           337     3,834,868              0          0           3,835,205
--------------------------------------------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                          656     7,246,673        550,285          0           7,797,614
--------------------------------------------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND            1,577     3,645,095              0          0           3,646,672
--------------------------------------------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                       133,608    12,402,741              0          0          12,536,349
--------------------------------------------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                         7,549     1,560,221        200,693          0           1,768,463
--------------------------------------------------------------------------------------------------------------------

      As of June 30, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to tax deferrals on wash sales and to cost basis differences on account of market discount.

                                    Undistributed    Undistributed                      Unrealized
                                  Ordinary Taxable    Tax-Exempt     Undistributed     Appreciation    Capital Loss
   Fund                                Income           Income       Long-Term Gain   (Depreciation)   Carryforward*       Total
-----------------------------------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM
   TAX-FREE FUND                        $ 0          $     212,314   $            0   $     (209,622)  $    (269,578)  $  (266,886)
-----------------------------------------------------------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND               0                754,819        1,487,212       19,264,343               0    21,506,374
-----------------------------------------------------------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                 0                263,535                0        2,526,180          (6,503)    2,783,212
-----------------------------------------------------------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                0                844,576           37,634        5,548,166               0     6,430,376
-----------------------------------------------------------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM
   TAX-FREE FUND                          0                191,867                0         (447,808)     (1,350,973)   (1,606,914)
-----------------------------------------------------------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                 0              1,450,563                0        2,761,946      (4,828,634)     (616,125)
-----------------------------------------------------------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                 0                134,377           10,618          665,639               0       810,634
-----------------------------------------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NAYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of June 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund (collectively, the "Funds"), seven of the Funds constituting the Wells Fargo Funds Trust, as of June 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                                   /s/ KPMLG LLP

Philadelphia, Pennsylvania
August 22, 2007

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

     Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

                                                                     Long-Term
   Fund                                                             Capital Gain
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                                         $ 1,053,051
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                                              288,311
--------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                                                67,212
--------------------------------------------------------------------------------

     For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                                 % Tax Exempt
                                                               Distribution Paid
                                                                   From Net
   Fund                                                        Investment Income
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND                            97.29%
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                                         98.87%
--------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                                           99.80%
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                                         100.00%
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND                              99.92%
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                                           99.36%
--------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                                           99.66%
--------------------------------------------------------------------------------

     For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of California Revenue and Taxation Code:

                                                                   California
                                                                 Exempt-Interest
   Fund                                                             Dividend
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND                             97.29%
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                                          98.87%

     Pursuant to Section 871(k)(1)(C) of the Code, the Funds listed below designate the following amounts as interest-related dividends:

                                                                Interest-Related
   Fund                                                             Dividends
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND                            $ 66,042
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                                          231,774
--------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND                                              7,437
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND                                 2,629
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND                                             72,334
--------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                                              4,952

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

     Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as short-term capital gain dividends for the year:

                                                                    Short-Term
   Fund                                                            Capital Gain
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND                                         $ 365,200
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND                                            159,655
--------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND                                              17,636
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

     The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------
                        POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE            LENGTH OF SERVICE **     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987      Retired. Prior thereto, the          None
64                                               Thomas Goho Chair of Finance
                                                 of Wake Forest University,
                                                 Calloway School of Business and
                                                 Accountancy, since January 2006,
                                                 and Associate Professor of
                                                 Finance from 1999 to 2005.
------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998      Chairman, CEO and Co-Founder        None
64                      (Chairman since 2005)    of Crystal Geyser Water Company
                        (Lead Trustee since      and President of Crystal Geyser
                        2001)                    Roxane Water Company.
------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987      Retired. Prior thereto, President    None
73                                               of Richard M. Leach Associates
                                                 (a financial consulting firm).
------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006      Professor of Insurance and Risk      None
54                                               Management, Wharton School,
                                                 University of Pennsylvania.
                                                 Director of the Boettner Center
                                                 on Pensions and Retirement
                                                 Research. Research Associate
                                                 and Board Member, Penn Aging
                                                 Research Center. Research
                                                 Associate, National Bureau of
                                                 Economic Research.
------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996      Senior Counselor to the public       None
55                                               relations firm of Himle-Horner
                                                 and Senior Fellow at the
                                                 Humphrey Institute,
                                                 Minneapolis, Minnesota
                                                 (a public policy
                                                 organization).
------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996      Principal of the law firm of         None
67                                               Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------------
                        POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE            LENGTH OF SERVICE **     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987      Private Investor/Real Estate         None
62                                               Developer. Prior thereto,
                                                 Chairman of Whitepoint
                                                 Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------
                        POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE            LENGTH OF SERVICE        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003    Executive Vice President of          None
48                                               Wells Fargo Bank, N.A. and
                                                 President of Wells Fargo
                                                 Funds Management, LLC
                                                 since 2003. Senior Vice
                                                 President and Chief
                                                 Administrative Officer
                                                 of Wells Fargo Funds
                                                 Management, LLC from
                                                 2001 to 2003.
------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;   Senior Vice President and            None
47                      Chief Legal Counsel      Secretary of Wells Fargo Funds
                        since 2003               Management, LLC since 2001.
                                                 Vice President and Managing
                                                 Senior Counsel of Wells Fargo
                                                 Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt,   Treasurer, since 2007    Vice President and Manager of        None
48                                               Fund Accounting, Reporting
                                                 and Tax for Wells Fargo Funds
                                                 Management, LLC since 2007.
                                                 From 2002 to 2004, Controller
                                                 for Sungard Transaction
                                                 Networks. Chief Operating
                                                 Officer for UMB Fund Services,
                                                 Inc. from 2004 to 2005.
                                                 Director of Fund Administration
                                                 and SEC Reporting for TIAA-
                                                 CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance         Chief Compliance Officer             None
45                      Officer, since 2004      of Wells Fargo Funds
                                                 Management, LLC since 2004. Chief
                                                 Compliance Officer for Wells
                                                 Fargo Funds Management, LLC
                                                 from 1997 to 2002. In 2002,
                                                 Ms. Peters left Wells Fargo Funds
                                                 Management, LLC to pursue
                                                 personal goals.
------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of June 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:
CALIFORNIA LIMITED-TERM TAX-FREE FUND, CALIFORNIA TAX-FREE FUND, COLORADO TAX-FREE FUND, MINNESOTA TAX-FREE FUND, NATIONAL LIMITED-TERM TAX-FREE FUND, NATIONAL TAX-FREE FUND AND NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund and Nebraska Tax-Free Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussion about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, equal to, or not appreciably below, the median performance of its Peer Group for all time periods.

OTHER INFORMATION (UNAUDITED)      WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, its respective Peer Group's median net operating expense ratios. The Board also considered and noted Funds Management's recommendation to reduce certain net operating expense ratios for the National Limited-Term Tax-Free Fund in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory service (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and noted Funds Management's recommendation to reduce certain administration fees for the Minnesota Tax-Free Fund in coming to its conclusion.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businessesof providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS               WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG  --Association of Bay Area Governments
      ADR   --American Depositary Receipt
      AMBAC --American Municipal Bond Assurance Corporation
      AMT   --Alternative Minimum Tax
      ARM   --Adjustable Rate Mortgages
      BART  --Bay Area Rapid Transit
      CDA   --Community Development Authority
      CDO   --Collateralized Debt Obligation
      CDSC  --Contingent Deferred Sales Charge
      CGIC  --Capital Guaranty Insurance Company
      CGY   --Capital Guaranty Corporation
      COP   --Certificate of Participation
      CP    --Commercial Paper
      CTF   --Common Trust Fund
      DW&P  --Department of Water & Power
      DWR   --Department of Water Resources
      ECFA  --Educational & Cultural Facilities Authority
      EDFA  --Economic Development Finance Authority
      ETET  --Eagle Tax-Exempt Trust
      FFCB  --Federal Farm Credit Bank
      FGIC  --Financial Guaranty Insurance Corporation
      FHA   --Federal Housing Authority
      FHAG  --Federal Housing Agency
      FHLB  --Federal Home Loan Bank
      FHLMC --Federal Home Loan Mortgage Corporation
      FNMA  --Federal National Mortgage Association
      GDR   --Global Depositary Receipt
      GNMA  --Government National Mortgage Association
      GO    --General Obligation
      HCFR  --Healthcare Facilities Revenue
      HEFA  --Health & Educational Facilities Authority
      HEFAR --Higher Education Facilities Authority Revenue
      HFA   --Housing Finance Authority
      HFFA  --Health Facilities Financing Authority
      IDA   --Industrial Development Authority
      IDAG  --Industrial Development Agency
      IDR   --Industrial Development Revenue
      LIBOR --London Interbank Offered Rate
      LLC   --Limited Liability Corporation
      LOC   --Letter of Credit
      LP    --Limited Partnership
      MBIA  --Municipal Bond Insurance Association
      MFHR  --Multi-Family Housing Revenue
      MTN   --Medium Term Note
      MUD   --Municipal Utility District
      PCFA  --Pollution Control Finance Authority
      PCR   --Pollution Control Revenue
      PFA   --Public Finance Authority
      PFFA  --Public Facilities Financing Authority
      plc   --Public Limited Company
      PSFG  --Public School Fund Guaranty
      R&D   --Research & Development
      RDA   --Redevelopment Authority
      RDFA  --Redevelopment Finance Authority
      REITS --Real Estate Investment Trusts
      SFHR  --Single Family Housing Revenue
      SFMR  --Single Family Mortgage Revenue
      SLMA  --Student Loan Marketing Association
      TBA   --To Be Announced
      TRAN  --Tax Revenue Anticipation Notes
      USD   --Unified School District
      XLCA  --XL Capital Assurance

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

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(R) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    105950 08-07
                                                              AMIFLD/AR105 06-07

                                                              ----------------
                                                      [LOGO]  WELLS  ADVANTAGE
                                                              FARGO  FUNDS
                                                              ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Annual Report

JUNE 30, 2007

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------

- WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

- WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

- WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

- WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

- WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders .................................................       1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund ..........................................       2
   Municipal Bond Fund .................................................       4
   Short-Term Municipal Bond Fund ......................................       6
   Ultra Short-Term Municipal Income Fund ..............................       8
   Wisconsin Tax-Free Fund .............................................      10
Fund Expenses (Unaudited) ..............................................      12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund ..........................................      14
   Municipal Bond Fund .................................................      26
   Short-Term Municipal Bond Fund ......................................      36
   Ultra Short-Term Municipal Income Fund ..............................      48
   Wisconsin Tax-Free Fund .............................................      56
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ................................      62
   Statements of Operations ............................................      64
   Statements of Changes in Net Assets .................................      66
   Financial Highlights ................................................      72
   Notes to Financial Highlights .......................................      76
Notes to Financial Statements ..........................................      77
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ................      84
--------------------------------------------------------------------------------
Other Information (Unaudited) ..........................................      85
--------------------------------------------------------------------------------
List of Abbreviations ..................................................      91
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The views expressed are as of June 30, 2007, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Wells Fargo Advantage Fund.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the Wells Fargo Advantage Municipal Income Funds annual report for the 12-month period that ended June 30, 2007. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' discussion and outlook.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The U.S. economy performed reasonably well during the first half of the 12-month period. Growth in real Gross Domestic Product (GDP) averaged close to 2%, the unemployment rate remained at 4.5%, and inflation was relatively low for the last six months of 2006. During this time and throughout the first six months of 2007, the Fed kept the federal funds rate steady at 5.25%. While keeping the federal funds rate steady helped to keep mortgage lending rates at historic lows, fluctuating energy prices and rising food prices challenged consumers at the gas pump and grocery store.

      The economy seemed to slow down in the first quarter of 2007. Growth in real GDP fell to 0.7% as the housing market continued its struggle with increases in unsold homes and somewhat higher mortgage rates. Defaults in the subprime mortgage market increased and began to cause some concern. The second quarter of 2007 seemed to gently rebound and growth in real GDP rose to 3.4%. Job growth was steady, unemployment levels were low, and wage gains were moderate. The somewhat strong job market seemed to provide a modest counter-balance to weakness in the housing market. When the Fed met on June 28, 2007, and chose to leave the federal funds rate at 5.25% for the ninth straight time, the decision marked the one-year anniversary of holding the federal funds rate steady. The Fed stated again that its main concern for the economy was the risk that "inflation will fail to moderate as expected."

MUNICIPAL MARKET OVERVIEW
--------------------------------------------------------------------------------

      The municipal bond market performed quite well during the period under review. Market yields in most sectors were stable or declined somewhat, despite a heavy volume of bond sales over the 12 months. Demand from institutional investors, such as property and casualty insurance companies, remained strong, and mutual funds remained steady buyers throughout the period. On a taxable equivalent basis, total returns from municipal bonds were substantially greater than returns in most sectors of the domestic taxable bond markets. Even after that performance edge, in late June, yields on most municipal bonds represented good value versus comparable taxable notes and bonds. Municipal to U.S. Treasury yield ratios were, on average, in the upper half of the 12-month ranges.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Municipal market fundamentals have remained strong, despite unusually heavy volumes of new issues. Monthly issuance totals have been above 2006 totals, and are expected to remain high. Municipal to U.S. Treasury yield ratios have, in general, stayed within the ranges seen over the past two years.

      Nevertheless, it is important to maintain a portfolio that is diversified and that reflects your individual financial needs and tolerance for risk. While diversification may not prevent losses in a downturn, it may help reduce them and help keep you on track for creating the financial plan that meets your needs.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated money managers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(R). We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Lyle J. Fitterer, CFA, CPA              07/31/2001
   Kenneth M. Salinger, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 4.41% 1 for the 12-month period that ended June 30, 2007, outperforming the Lehman Brothers 7-Year Municipal Bond Index 2, which returned 4.21% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE
- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While municipal market yields started and ended the period at similar levels, they traded in a range of 75 to 80 basis points (100 basis points equals 1.00%), even though the federal funds rate remained unchanged at 5.25% throughout the 12-month period. The yield swings were largely in response to economic indicators that alternated from relatively weak late in 2006 to quite healthy in 2007. Market expectations of Fed policy swung from optimistic to neutral in response to the economic data. We attempted to take advantage of these yield movements by increasing the Fund's interest rate sensitivity when yields approached the top of the 12-month ranges and reducing that exposure when they fell to near the bottom of those ranges. These portfolio adjustments helped boost the Fund's performance during the period.

      In general, the Fund's exposure to lower-quality credits continued to help the overall performance of the portfolio. More specifically, our exposure to the tobacco sector and to noninvestment-grade bonds did very well. The Fund also benefited from our ability to actively trade higher-quality, new issues.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We shifted the Fund's interest rate exposure during the period, decreasing exposure when rates moved lower and increasing exposure when rates moved higher. However, our current interest rate exposure is about neutral compared to the benchmark, which is about where it was at the beginning of the 12-month period.

      We maintained our underweighted position in New York and California issues. Paper from both states continued to trade at rich levels in the intermediate part of the curve, so we were able to find more value elsewhere. We also focused on prerefunded bonds. Due to some large refunding deals in the tobacco and health care sectors, spreads on prerefunded bonds widened relative to other issues. Our prerefunded bond exposure increased to about 22% of the portfolio during the period.

      We reduced our exposure to bonds with longer duration in anticipation of a steeper curve and used U.S. Treasury futures to position the Fund to benefit from a steeper U.S. Treasury curve.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fed has been on hold for more than 12 months, and we believe that it might continue to hold the federal funds rate at 5.25% for the remainder of 2007. While the overall economy remains relatively strong, we believe that the housing slowdown will ultimately have a greater impact on the consumer and consequently the broader economy.

      Our bias continues to be toward higher-quality assets. However, we will also pay very close attention to our exposure to many of the monoline insurance companies (an insurer writing only a single line of insurance contracts). Many of these firms have exposure to the subprime mortgage market and even to lower-quality corporate bonds. If defaults increase within these sectors, it could impact the creditworthiness of these insurers. Because 45% of municipal bonds are insured, we will typically have exposure to these types of bonds. However, our credit research staff looks at all of the underlying ratings to make sure that we are comfortable with the bonds even if the insurer's credit profile declines.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                                     Gross      Net
                                                                                                    Expense   Expense
                                                       6-Months*   1-Year   5-Year   Life of Fund   Ratio 3   Ratio 4
---------------------------------------------------------------------------------------------------------------------
   Investor Class                                         0.31      4.41     4.68        5.43        1.32%     0.75%
---------------------------------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 7-Year Municipal Bond Index 2       0.26      4.21     3.87        4.26
---------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (53%)
AA                                                                          (7%)
A                                                                          (14%)
BBB                                                                         (9%)
BB                                                                          (1%)
Cash                                                                        (3%)
Unrated                                                                    (13%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                  (12%)
1-3 Years                                                                   (5%)
3-5 Years                                                                  (29%)
5-10 Years                                                                 (48%)
10-20 Years                                                                 (6%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE         Lehman Brothers 7-
                  INTERMEDIATE TAX-FREE        Year Municipal Bond
                  FUND - Investor Class               Index
 7/31/2001               $ 10,000                    $ 10,000
 8/31/2001               $ 10,217                    $ 10,151
 9/30/2001               $ 10,231                    $ 10,148
10/31/2001               $ 10,360                    $ 10,250
11/30/2001               $ 10,318                    $ 10,136
12/31/2001               $ 10,264                    $ 10,053
 1/31/2002               $ 10,437                    $ 10,243
 2/28/2002               $ 10,561                    $ 10,378
 3/31/2002               $ 10,478                    $ 10,150
 4/30/2002               $ 10,625                    $ 10,400
 5/31/2002               $ 10,760                    $ 10,460
 6/30/2002               $ 10,880                    $ 10,584
 7/31/2002               $ 10,999                    $ 10,714
 8/31/2002               $ 11,113                    $ 10,848
 9/30/2002               $ 11,286                    $ 11,062
10/31/2002               $ 11,095                    $ 10,893
11/30/2002               $ 11,091                    $ 10,848
12/31/2002               $ 11,279                    $ 11,094
 1/31/2003               $ 11,276                    $ 11,064
 2/28/2003               $ 11,426                    $ 11,227
 3/31/2003               $ 11,440                    $ 11,222
 4/30/2003               $ 11,509                    $ 11,297
 5/31/2003               $ 11,796                    $ 11,574
 6/30/2003               $ 11,808                    $ 11,520
 7/31/2003               $ 11,505                    $ 11,128
 8/31/2003               $ 11,585                    $ 11,229
 9/30/2003               $ 11,871                    $ 11,583
10/31/2003               $ 11,854                    $ 11,519
11/30/2003               $ 11,966                    $ 11,604
12/31/2003               $ 12,056                    $ 11,698
 1/31/2004               $ 12,159                    $ 11,763
 2/29/2004               $ 12,325                    $ 11,953
 3/31/2004               $ 12,284                    $ 11,851
 4/30/2004               $ 12,086                    $ 11,560
 5/31/2004               $ 12,065                    $ 11,537
 6/30/2004               $ 12,102                    $ 11,577
 7/31/2004               $ 12,230                    $ 11,702
 8/31/2004               $ 12,451                    $ 11,938
 9/30/2004               $ 12,499                    $ 11,968
10/31/2004               $ 12,617                    $ 12,053
11/30/2004               $ 12,528                    $ 11,940
12/31/2004               $ 12,650                    $ 12,067
 1/31/2005               $ 12,720                    $ 12,115
 2/28/2005               $ 12,684                    $ 12,045
 3/31/2005               $ 12,636                    $ 11,945
 4/30/2005               $ 12,789                    $ 12,156
 5/31/2005               $ 12,859                    $ 12,209
 6/30/2005               $ 12,939                    $ 12,262
 7/31/2005               $ 12,877                    $ 12,165
 8/31/2005               $ 12,995                    $ 12,283
 9/30/2005               $ 12,945                    $ 12,209
10/31/2005               $ 12,874                    $ 12,130
11/30/2005               $ 12,922                    $ 12,195
12/31/2005               $ 13,029                    $ 12,272
   1/12006               $ 13,069                    $ 12,300
 2/28/2006               $ 13,130                    $ 12,342
 3/31/2006               $ 13,061                    $ 12,257
 4/30/2006               $ 13,077                    $ 12,272
 5/31/2006               $ 13,143                    $ 12,334
 6/30/2006               $ 13,085                    $ 12,276
 7/31/2006               $ 13,252                    $ 12,424
 8/31/2006               $ 13,419                    $ 12,590
 9/30/2006               $ 13,510                    $ 12,672
10/31/2006               $ 13,589                    $ 12,734
11/30/2006               $ 13,667                    $ 12,814
12/31/2006               $ 13,632                    $ 12,760
 1/31/2007               $ 13,610                    $ 12,713
 2/28/2007               $ 13,762                    $ 12,865
 3/31/2007               $ 13,741                    $ 12,876
 4/30/2007               $ 13,795                    $ 12,900
 5/31/2007               $ 13,736                    $ 12,840
 6/30/2007               $ 13,675                    $ 12,794

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Intermediate Municipal Bond Fund.

2 Lehman Brothers 7-Year Municipal Bond Index is the 7-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND Investor Class shares for the life of the fund with the Lehman Brothers 7-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   Lyle J. Fitterer, CFA, CPA              10/23/1986
   Kenneth M. Salinger, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.43% 1 for the 12-month period that ended June 30, 2007, outperforming its benchmark, the Lehman Brothers Municipal Bond Index 2, which returned 4.69% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASSES A, B, C AND ADMINISTRATOR SHARES ARE CLOSED TO NEW INVESTORS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While municipal market yields started and ended the period at similar levels, they traded in a range of 75 to 80 basis points (100 basis points equals 1.00%), even though the federal funds rate remained unchanged at 5.25% throughout the 12-month period. The yield swings were largely in response to economic indicators that alternated from relatively weak late in 2006 to quite healthy in 2007. Market expectations of Fed policy swung from optimistic to neutral in response to the economic data. We attempted to take advantage of these yield movements by increasing the Fund's interest rate exposure when yields approached the top of the 12-month ranges and reducing that exposure when they fell to near the bottom of those ranges. These portfolio adjustments helped boost the Fund's performance during the period.

      In general, the Fund's lower-quality holdings continued to help its overall performance. More specifically, the Fund's tobacco and noninvestment-grade bonds did very well. Within the tobacco sector, outstanding issues continued to be prerefunded, which enhances their value, and demand in the sector remained strong. Overall, noninvestment-grade sectors benefited from the stable economic environment and good market demand.

      Housing bonds were one of the poorest performing sectors, with most of the underperformance occurring during the last quarter of the period when interest rates increased very quickly and market volatility increased. This increased volatility makes it harder to determine what prepayments would look like on these bonds, and therefore investors demand a higher yield to own them. Fortunately, the Fund had less exposure than the benchmark, and we also primarily owned bonds that were backed by multifamily projects, which have less prepayment sensitivity. Unlike the taxable market, the municipal housing sector has little or no exposure to the subprime sector and maintains AA or better credit ratings.

      The Fund did benefit from our ability to actively trade higher-quality, new issues. While this did increase the Fund's turnover, in the end it enhanced total return and also helped us manage the Fund's long-term tax efficiency.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We tactically managed the Fund's duration, its interest rate sensitivity, during the period by decreasing duration when rates moved lower and increasing sensitivity when rates moved higher. At the end of the period, the Fund was positioned with a neutral duration as compared with the benchmark, which is similar to where it was at the beginning of the 12-month period.

      One of the bigger changes we made was to increase the Fund's exposure to bonds rated AAA (primarily by buying insured bonds) and decreasing our exposure to bonds rated BBB. We had several bonds rated BBB that were prerefunded, which resulted in their being upgraded. We also sold several land development deals in response to declines in the housing market. Throughout the period, the Fund's exposure to tobacco bonds rated BBB declined as several of our deals were prerefunded. However, late in the period when interest rates increased, we were able to add back exposure to some seasoned deals that we believed would be refunded. Finally, even though we increased the Fund's overall credit quality, we selectively found some value in the charter school, Indian gaming, and correctional facility sectors.

      We maintained our underweighted position in New York and California bond issues. Even though both states were upgraded by the rating agencies, their bonds already reflected this positive momentum and we found better opportunities in other states. We also started to look more closely at some of the higher-rated (AA or better) health care deals. There has been a tremendous supply within this sector, and this has caused yield premiums to increase. We are focused on higher-quality hospitals because yield spreads between AA and BBB hospitals remained at historically low levels.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fed might continue to hold the federal funds rate at 5.25% for the remainder 2007. Within the tax-exempt marketplace, our bias continues to be toward higher-quality assets. However, we will also pay very close attention to our exposure to many of the monoline insurance companies (an insurer writing only a single line of insurance contracts). Many of these firms have exposure to the subprime mortgage market and even to lower-quality corporate bonds. If defaults increase within these sectors, it could impact the credit worthiness of these insurers. Because 45% of municipal bonds are insured, we will always have exposure to these types of bonds. However, our credit research staff looks at all of the underlying ratings to make sure that we are comfortable with the bonds even if the insurer's credit profile declines.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                          Including Sales Charge                   Excluding Sales Charge           Gross      Net
                                  --------------------------------------   -------------------------------------   Expense   Expense
                                  6-Months*    1-Year   5-Year   10 Year   6-Months*   1-Year   5-Year   10 Year   Ratio 3   Ratio 4
------------------------------------------------------------------------------------------------------------------------------------
   Class A                          (3.99)      0.67     5.13      4.42       0.48      5.38     6.10      4.90      1.08%     0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Class B                          (4.89)     (0.41)    5.02      4.14       0.11      4.59     5.35      4.14      1.83%     1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Class C                          (0.89)      3.59     5.35      4.14       0.11      4.59     5.35      4.14      1.84%     1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                        0.67      5.77     6.29      5.03      0.90%     0.48%
------------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                                             0.51      5.43     6.14      4.96      1.25%     0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index 2                                  0.14      4.69     4.61      5.44
------------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (47%)
AA                                                                         (13%)
A                                                                           (6%)
BBB                                                                         (9%)
BB                                                                          (2%)
B                                                                           (1%)
Cash                                                                        (2%)
Unrated                                                                    (20%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                  (10%)
1-3 Years                                                                   (8%)
3-5 Years                                                                  (17%)
5-10 Years                                                                 (48%)
10-20 Years                                                                (14%)
20 + Years                                                                  (3%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      WELLS FARGO
                 WELLS FARGO           ADVANTAGE
                  ADVANTAGE         MUNICIPAL BOND
                MUNICIPAL BOND      FUND - Investor         Lehman Brothers
                FUND - Class A           Class           Municipal Bond Index
 6/30/1997         $  9,550             $ 10,000               $ 10,000
 7/31/1997         $  9,856             $ 10,321               $ 10,277
 8/31/1997         $  9,777             $ 10,239               $ 10,181
 9/30/1997         $  9,909             $ 10,379               $ 10,301
10/31/1997         $  9,997             $ 10,471               $ 10,368
11/30/1997         $ 10,078             $ 10,556               $ 10,429
12/31/1997         $ 10,258             $ 10,746               $ 10,581
 1/31/1998         $ 10,374             $ 10,869               $ 10,690
 2/28/1998         $ 10,394             $ 10,890               $ 10,693
 3/31/1998         $ 10,405             $ 10,902               $ 10,703
 4/30/1998         $ 10,385             $ 10,883               $ 10,654
 5/31/1998         $ 10,526             $ 11,031               $ 10,823
 6/30/1998         $ 10,571             $ 11,078               $ 10,866
 7/31/1998         $ 10,608             $ 11,119               $ 10,893
 8/31/1998         $ 10,758             $ 11,277               $ 11,061
 9/30/1998         $ 10,868             $ 11,392               $ 11,199
10/31/1998         $ 10,839             $ 11,364               $ 11,199
11/30/1998         $ 10,883             $ 11,410               $ 11,238
12/31/1998         $ 10,934             $ 11,464               $ 11,266
 1/31/1999         $ 11,042             $ 11,578               $ 11,400
 2/28/1999         $ 11,017             $ 11,553               $ 11,351
 3/31/1999         $ 11,041             $ 11,579               $ 11,366
 4/30/1999         $ 11,090             $ 11,631               $ 11,395
 5/31/1999         $ 11,011             $ 11,549               $ 11,329
 6/30/1999         $ 10,810             $ 11,339               $ 11,166
 7/31/1999         $ 10,825             $ 11,356               $ 11,206
 8/31/1999         $ 10,645             $ 11,168               $ 11,116
 9/30/1999         $ 10,600             $ 11,121               $ 11,121
10/31/1999         $ 10,339             $ 10,848               $ 11,001
11/30/1999         $ 10,419             $ 10,933               $ 11,118
12/31/1999         $ 10,217             $ 10,721               $ 11,035
 1/31/2000         $  9,961             $ 10,454               $ 10,987
 2/29/2000         $ 10,087             $ 10,587               $ 11,114
 3/31/2000         $ 10,345             $ 10,859               $ 11,357
 4/30/2000         $ 10,294             $ 10,806               $ 11,290
 5/31/2000         $ 10,202             $ 10,710               $ 11,231
 6/30/2000         $ 10,394             $ 10,912               $ 11,529
 7/31/2000         $ 10,439             $ 10,960               $ 11,689
 8/31/2000         $ 10,544             $ 11,072               $ 11,870
 9/30/2000         $ 10,506             $ 11,032               $ 11,808
10/31/2000         $ 10,394             $ 10,915               $ 11,937
11/30/2000         $ 10,378             $ 10,899               $ 12,027
12/31/2000         $ 10,547             $ 11,077               $ 12,324
 1/31/2001         $ 10,713             $ 11,252               $ 12,446
 2/28/2001         $ 10,716             $ 11,257               $ 12,486
 3/31/2001         $ 10,799             $ 11,345               $ 12,598
 4/30/2001         $ 10,730             $ 11,273               $ 12,461
 5/31/2001         $ 10,823             $ 11,372               $ 12,595
 6/30/2001         $ 10,915             $ 11,469               $ 12,680
 7/31/2001         $ 11,041             $ 11,601               $ 12,867
 8/31/2001         $ 11,184             $ 11,751               $ 13,079
 9/30/2001         $ 11,143             $ 11,708               $ 13,035
10/31/2001         $ 11,284             $ 11,856               $ 13,191
11/30/2001         $ 11,175             $ 11,742               $ 13,080
12/31/2001         $ 11,038             $ 11,598               $ 12,956
 1/31/2002         $ 11,194             $ 11,762               $ 13,180
 2/28/2002         $ 11,310             $ 11,884               $ 13,339
 3/31/2002         $ 11,133             $ 11,698               $ 13,078
 4/30/2002         $ 11,277             $ 11,849               $ 13,333
 5/31/2002         $ 11,346             $ 11,922               $ 13,415
 6/30/2002         $ 11,460             $ 12,042               $ 13,556
 7/31/2002         $ 11,644             $ 12,235               $ 13,731
 8/31/2002         $ 11,710             $ 12,304               $ 13,896
 9/30/2002         $ 11,824             $ 12,424               $ 14,200
10/31/2002         $ 11,558             $ 12,145               $ 13,965
11/30/2002         $ 11,548             $ 12,135               $ 13,907
12/31/2002         $ 11,751             $ 12,348               $ 14,200
 1/31/2003         $ 11,691             $ 12,284               $ 14,164
 2/28/2003         $ 11,851             $ 12,452               $ 14,362
 3/31/2003         $ 11,824             $ 12,424               $ 14,371
 4/30/2003         $ 11,948             $ 12,554               $ 14,466
 5/31/2003         $ 12,225             $ 12,846               $ 14,804
 6/30/2003         $ 12,227             $ 12,847               $ 14,741
 7/31/2003         $ 11,932             $ 12,537               $ 14,226
 8/31/2003         $ 12,007             $ 12,616               $ 14,332
 9/30/2003         $ 12,312             $ 12,937               $ 14,753
10/31/2003         $ 12,312             $ 12,937               $ 14,679
11/30/2003         $ 12,466             $ 13,099               $ 14,832
12/31/2003         $ 12,540             $ 13,177               $ 14,955
 1/31/2004         $ 12,611             $ 13,253               $ 15,040
 2/29/2004         $ 12,850             $ 13,505               $ 15,267
 3/31/2004         $ 12,817             $ 13,469               $ 15,213
 4/30/2004         $ 12,587             $ 13,229               $ 14,853
 5/31/2004         $ 12,606             $ 13,249               $ 14,799
 6/30/2004         $ 12,671             $ 13,317               $ 14,853
 7/31/2004         $ 12,896             $ 13,554               $ 15,049
 8/31/2004         $ 13,133             $ 13,803               $ 15,350
 9/30/2004         $ 13,572             $ 14,265               $ 15,432
10/31/2004         $ 13,727             $ 14,427               $ 15,564
11/30/2004         $ 13,644             $ 14,341               $ 15,436
12/31/2004         $ 13,827             $ 14,534               $ 15,625
 1/31/2005         $ 13,976             $ 14,691               $ 15,771
 2/28/2005         $ 13,961             $ 14,676               $ 15,718
 3/31/2005         $ 13,922             $ 14,636               $ 15,619
 4/30/2005         $ 14,088             $ 14,814               $ 15,866
 5/31/2005         $ 14,186             $ 14,917               $ 15,978
 6/30/2005         $ 14,311             $ 15,050               $ 16,078
 7/31/2005         $ 14,317             $ 15,040               $ 16,005
 8/31/2005         $ 14,486             $ 15,235               $ 16,167
 9/30/2005         $ 14,401             $ 15,146               $ 16,059
10/31/2005         $ 14,317             $ 15,058               $ 15,961
11/30/2005         $ 14,381             $ 15,110               $ 16,037
12/31/2005         $ 14,509             $ 15,262               $ 16,175
 1/31/2006         $ 14,562             $ 15,302               $ 16,219
 2/28/2006         $ 14,653             $ 15,415               $ 16,327
 3/31/2006         $ 14,581             $ 15,339               $ 16,215
 4/30/2006         $ 14,600             $ 15,343               $ 16,210
 5/31/2006         $ 14,682             $ 15,447               $ 16,283
 6/30/2006         $ 14,625             $ 15,388               $ 16,221
 7/31/2006         $ 14,817             $ 15,590               $ 16,414
 8/31/2006         $ 15,040             $ 15,826               $ 16,657
 9/30/2006         $ 15,153             $ 15,945               $ 16,774
10/31/2006         $ 15,252             $ 16,050               $ 16,879
11/30/2006         $ 15,366             $ 16,154               $ 17,019
12/31/2006         $ 15,338             $ 16,141               $ 16,960
 1/31/2007         $ 15,328             $ 16,132               $ 16,916
 2/28/2007         $ 15,521             $ 16,335               $ 17,139
 3/31/2007         $ 15,495             $ 16,309               $ 17,097
 4/30/2007         $ 15,564             $ 16,382               $ 17,148
 5/31/2007         $ 15,489             $ 16,287               $ 17,072
 6/30/2007         $ 15,412             $ 16,223               $ 16,983

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class A, Class B, Class C, and Investor Class shares reflects the performance of the Investor Class shares of the Strong Municipal Bond Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Class A, B, and C shares as stated in the November 1, 2006, prospectus and for Administrator and Investor Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND Class A and Investor Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   Lyle J. Fitterer, CFA, CPA              12/31/1991

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 3.76% 1 for the 12-month period that ended June 30, 2007, underperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index 2, which returned 3.85% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While municipal market yields started and ended the period at similar levels, they traded in a range of 75 to 80 basis points (100 basis points equals 1.00%), even though the federal funds rate remained unchanged at 5.25% throughout the 12-month period. The yield swings were largely in response to economic indicators that alternated from relatively weak late in 2006 to quite healthy in 2007. Market expectations of Fed policy swung from optimistic to neutral in response to the economic data. We attempted to take advantage of these yield movements by increasing the Fund's interest rate sensitivity when yields approached the top of the 12-month ranges and reducing that exposure when they fell to near the bottom of those ranges. These portfolio adjustments helped boost the Fund's performance during the period.

      Detracting from performance, there has been a plentiful supply of prerefunded bonds during the period, so yield spreads increased slightly and the bonds underperformed relative to other sectors. We used this as an opportunity to add to the Fund's exposure, primarily by buying several of the tobacco deals that were prerefunded. Also detracting from performance was an underweight to the longer end of the curve as rates sold off and the curve steepened.

      Even though we continued to upgrade the Fund's overall credit quality, we still had an overweighted position in lower-quality bonds compared to the benchmark. The higher income generated by these bonds combined with good price performance due to investor demand caused the bonds to have very good total returns. Corporate-backed, tobacco, health care, and housing bonds all had solid performance during the period. Several of the Fund's tobacco bonds were also prerefunded and their ratings increased from BBB to AAA.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's exposure to bonds rated AAA and AA while simultaneously reducing the Fund's exposure to the lower-rated A, BB, and BBB bonds. We sold lower-quality bonds in the corporate-backed and hospital sectors and replaced these holdings with prerefunded bonds. We also reduced the Fund's exposure to insured bonds and added prerefunded bonds.

      The Fund's interest rate exposure (duration) remains at about two years. This is short of our stated benchmark, but we believe that it is more reflective of the duration exposure of our peer group average. Historically, this approach has allowed us to produce good relative returns and less volatility relative to the benchmark. We have also further migrated our yield curve exposure to benefit should the yield curve steepen.

      Finally, we recently added to the Fund's tobacco exposure. We had allowed our position size to dwindle as some of our holdings were prerefunded. However, toward the end of the period, we increased our exposure by purchasing some of the Wisconsin tobacco bonds. The state said that it planned to refund the bonds, but that is somewhat dependant upon interest rates. When rates increased in late June 2007, several holders questioned whether this would ultimately happen, and yield spreads widened. We used this as an opportunity to add to our exposure.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fed might continue to keep the federal funds rate at 5.25% for the remainder of 2007. Within the tax-exempt marketplace, our bias continues to be toward higher-quality assets. However, we will also pay very close attention to our exposure to many of the monoline insurance companies (an insurer writing only a single line of insurance contracts). Many of these firms have exposure to the subprime mortgage market and even to lower-quality corporate bonds. If defaults increase within these sectors, it could impact the creditworthiness of these insurers. Relative to our benchmark, the Fund is underweighted to the insurers and more recently favored bonds that were prerefunded with U.S. Treasuries or agencies.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                              Including Sales Charge              Excluding Sales Charge         Gross     Net
                                        ----------------------------------  ----------------------------------  Expense  Expense
                                        6-Months*  1-Year  5-Year  10 Year  6-Months*  1-Year  5-Year  10 Year  Ratio 3  Ratio 4
--------------------------------------------------------------------------------------------------------------------------------
   Class C                               (0.09)     1.85    2.29     2.90     0.91      2.85    2.29     2.90    1.74%    1.55%
--------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                                             1.36      3.76    3.40     4.08    1.15%    0.66%
--------------------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 3-Year Municipal Bond Index 2                           1.24      3.85    2.56     3.93

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                      (42%)
AA                                                                       (10%)
A                                                                        (11%)
BBB                                                                       (9%)
BB                                                                        (2%)
B                                                                         (1%)
Unrated                                                                  (21%)
Cash                                                                      (4%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                (40%)
1-3 Years                                                                (24%)
3-5 Years                                                                (33%)
5-10 Years                                                                (2%)
20 + Years                                                                (1%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                     WELLS FARGO ADVANTAGE
             WELLS FARGO ADVANTAGE   SHORT-TERM MUNICIPAL     Lehman Brothers
             SHORT-TERM MUNICIPAL         BOND FUND -        3-Year Municipal
              BOND FUND - Class C       Investor Class          Bond Index
 6/30/1997          $10,000                 $10,000              $10,000
 7/31/1997          $10,124                 $10,134              $10,119
 8/31/1997          $10,105                 $10,126              $10,099
 9/30/1997          $10,171                 $10,202              $10,171
10/31/1997          $10,205                 $10,246              $10,216
11/30/1997          $10,243                 $10,294              $10,246
12/31/1997          $10,328                 $10,391              $10,315
 1/31/1998          $10,382                 $10,455              $10,383
 2/28/1998          $10,401                 $10,484              $10,405
 3/31/1998          $10,422                 $10,516              $10,422
 4/30/1998          $10,423                 $10,527              $10,408
 5/31/1998          $10,487                 $10,603              $10,504
 6/30/1998          $10,520                 $10,646              $10,539
 7/31/1998          $10,556                 $10,693              $10,577
 8/31/1998          $10,617                 $10,766              $10,680
 9/30/1998          $10,691                 $10,852              $10,748
10/31/1998          $10,705                 $10,877              $10,800
11/30/1998          $10,724                 $10,908              $10,826
12/31/1998          $10,772                 $10,967              $10,852
 1/31/1999          $10,843                 $11,050              $10,951
 2/28/1999          $10,861                 $11,079              $10,963
 3/31/1999          $10,882                 $11,112              $10,972
 4/30/1999          $10,915                 $11,157              $11,006
 5/31/1999          $10,890                 $11,142              $10,990
 6/30/1999          $10,766                 $11,026              $10,924
 7/31/1999          $10,798                 $11,070              $10,979
 8/31/1999          $10,784                 $11,067              $10,992
 9/30/1999          $10,793                 $11,087              $11,034
10/31/1999          $10,758                 $11,063              $11,035
11/30/1999          $10,800                 $11,117              $11,083
12/31/1999          $10,768                 $11,095              $11,065
 1/31/2000          $10,731                 $11,068              $11,085
 2/29/2000          $10,772                 $11,121              $11,120
 3/31/2000          $10,853                 $11,216              $11,178
 4/30/2000          $10,848                 $11,222              $11,179
 5/31/2000          $10,825                 $11,210              $11,191
 6/30/2000          $10,917                 $11,316              $11,332
 7/31/2000          $10,971                 $11,382              $11,423
 8/31/2000          $11,041                 $11,467              $11,511
 9/30/2000          $11,065                 $11,503              $11,514
10/31/2000          $11,087                 $11,537              $11,578
11/30/2000          $11,096                 $11,559              $11,626
12/31/2000          $11,178                 $11,655              $11,755
 1/31/2001          $11,255                 $11,748              $11,934
 2/28/2001          $11,264                 $11,768              $11,980
 3/31/2001          $11,323                 $11,841              $12,064
 4/30/2001          $11,320                 $11,850              $12,046
 5/31/2001          $11,388                 $11,934              $12,156
 6/30/2001          $11,434                 $11,993              $12,211
 7/31/2001          $11,511                 $12,086              $12,310
 8/31/2001          $11,602                 $12,194              $12,438
 9/30/2001          $11,590                 $12,194              $12,500
10/31/2001          $11,654                 $12,274              $12,581
11/30/2001          $11,648                 $12,279              $12,542
12/31/2001          $11,616                 $12,258              $12,530
 1/31/2002          $11,704                 $12,364              $12,689
 2/28/2002          $11,779                 $12,455              $12,784
 3/31/2002          $11,687                 $12,371              $12,593
 4/30/2002          $11,790                 $12,492              $12,778
 5/31/2002          $11,811                 $12,526              $12,852
 6/30/2002          $11,884                 $12,617              $12,964
 7/31/2002          $11,935                 $12,685              $13,064
 8/31/2002          $11,989                 $12,755              $13,148
 9/30/2002          $12,038                 $12,820              $13,251
10/31/2002          $11,919                 $12,706              $13,179
11/30/2002          $11,959                 $12,761              $13,182
12/31/2002          $12,059                 $12,881              $13,372
 1/31/2003          $12,086                 $12,924              $13,414
 2/28/2003          $12,149                 $13,002              $13,501
 3/31/2003          $12,135                 $13,001              $13,485
 4/30/2003          $12,160                 $13,054              $13,522
 5/31/2003          $12,284                 $13,187              $13,626
 6/30/2003          $12,306                 $13,237              $13,604
 7/31/2003          $12,216                 $13,154              $13,482
 8/31/2003          $12,262                 $13,206              $13,550
 9/30/2003          $12,344                 $13,307              $13,753
10/31/2003          $12,340                 $13,318              $13,688
11/30/2003          $12,370                 $13,376              $13,701
12/31/2003          $12,378                 $13,399              $13,730
 1/31/2004          $12,398                 $13,434              $13,778
 2/29/2004          $12,454                 $13,493              $13,895
 3/31/2004          $12,448                 $13,500              $13,857
 4/30/2004          $12,381                 $13,454              $13,718
 5/31/2004          $12,350                 $13,420              $13,663
 6/30/2004          $12,373                 $13,470              $13,688
 7/31/2004          $12,447                 $13,564              $13,788
 8/31/2004          $12,531                 $13,669              $13,934
 9/30/2004          $12,550                 $13,702              $13,949
10/31/2004          $12,597                 $13,767              $13,988
11/30/2004          $12,578                 $13,759              $13,921
12/31/2004          $12,629                 $13,829              $13,975
 1/31/2005          $12,634                 $13,847              $13,957
 2/28/2005          $12,652                 $13,879              $13,915
 3/31/2005          $12,646                 $13,885              $13,870
 4/30/2005          $12,667                 $13,919              $13,941
 5/31/2005          $12,692                 $13,959              $13,966
 6/30/2005          $12,743                 $14,025              $14,039
 7/31/2005          $12,754                 $14,048              $14,005
 8/31/2005          $12,791                 $14,086              $14,051
 9/30/2005          $12,788                 $14,108              $14,058
10/31/2005          $12,774                 $14,103              $14,037
11/30/2005          $12,799                 $14,141              $14,050
12/31/2005          $12,841                 $14,198              $14,099
 1/31/2006          $12,869                 $14,240              $14,130
 2/28/2006          $12,894                 $14,278              $14,141
 3/31/2006          $12,883                 $14,276              $14,116
 4/30/2006          $12,911                 $14,317              $14,140
 5/31/2006          $12,940                 $14,361              $14,189
 6/30/2006          $12,943                 $14,374              $14,164
 7/31/2006          $13,013                 $14,448              $14,260
 8/31/2006          $13,070                 $14,538              $14,371
 9/30/2006          $13,113                 $14,596              $14,437
10/31/2006          $13,144                 $14,641              $14,481
11/30/2006          $13,187                 $14,700              $14,531
12/31/2006          $13,192                 $14,716              $14,528
 1/31/2007          $13,209                 $14,746              $14,528
 2/28/2007          $13,251                 $14,804              $14,627
 3/31/2007          $13,283                 $14,851              $14,669
 4/30/2007          $13,315                 $14,897              $14,699
 5/31/2007          $13,321                 $14,915              $14,697
 6/30/2007          $13,312                 $14,915              $14,709

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class C and Investor Class shares reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Short-Term Municipal Bond Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses.

2 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio as stated in the November 1, 2006, prospectus for Class C shares and the August 15, 2007, supplement to the November 1, 2006, prospectus for the Investor Class shares and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND Class C and Investor Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class C and Investor Class shares, reflects all operating expenses and, for Class C shares, assumes the maximum contingent deferred sales charge of 1.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the
Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Wendy Casetta                           11/30/1995
   Lyle J. Fitterer, CFA, CPA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 3.59% 1 for the 12-month period that ended June 30, 2007, underperforming its benchmark, the Lehman Brothers 1-Year Municipal Bond Index 2, which returned 3.68% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Economic growth moderated during the period and allowed the Fed to keep the federal funds rate unchanged at 5.25%. While the slowdown in the housing market, rising energy prices, and increased geopolitical risk have kept the Fed on the sidelines since it last raised rates in June 2006, officials have vowed to carefully monitor inflation and will adjust rates when necessary. Also during the period, issuance of tender option bonds continued to be strong, and it is estimated that over $30 billion in new issuance took place in just the first quarter of 2007. This heavy issuance in the short-term market helped keep yields on variable-rate demand notes and auction rate securities attractive compared to longer-term, fixed-rate bonds. With this in mind, we kept an overweighted position in these types of securities and selectively chose higher-yielding, longer-term bonds to add to the portfolio.

      Adding to the performance of the Fund was an existing high-coupon Illinois school district bond, which we purchased at an attractive yield. We anticipate that this holding is likely to be called within the next year, being replaced by a new long-term bond issue.

      Several states--including California and New Jersey--that issued bonds securitized by payments from the tobacco companies took advantage of lower rates to advance refund their bonds. Due to increased supply in prerefunded bonds with shorter maturities, we were able to buy AAA-rated, treasury, or agency-backed bonds at attractive spreads. We will continue to look for special situations on highly rated securities like these because the yield advantage offered by lower-quality securities has been mediocre.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The overall structure of the portfolio remained relatively stable, but we did periodically take advantage of increases in yields to slightly extend the duration of the portfolio, in part through the use of U.S. Treasury futures. Although the Fund's duration was extended, it always had an average maturity of less than one year. We also raised the overall credit quality of the Fund by increasing its exposure to prerefunded and insured bonds.

      Health care, tobacco, and corporate-backed bonds were some of the best performing sectors, and we took advantage of several opportunities to sell positions at compressed spreads from where we bought them. Although credit spreads are at historically tight levels and it has become difficult to find attractively priced, lower-quality bonds, we selectively added several higher-yielding positions to the Fund. While we have generally been increasing the overall credit quality of the portfolio, we will opportunistically add lower-rated bonds to the portfolio if we believe that we are adequately being compensated for the additional risk.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We will continue to stick to our discipline of searching for inefficiencies in the short end of the municipal market in an effort to add value. We believe that the slight changes we have made to the portfolio should help the Fund withstand various interest rate environments. While we don't take aggressive positions on interest rates, by slightly extending the duration of the portfolio, we believe that we are positioning the Fund for solid performance should the Fed decide to lower short-term interest rates in 2008. While the Fed has been on hold for more than 12 months, many other central banks around the world have continued to increase short-term interest rates. While this Fund invests in U.S.-based assets, we believe that it has become increasingly important for us to monitor global trends to position the Fund's portfolio properly.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                                                                Gross      Net
                                                                                               Expense   Expense
                                                      6-Months*   1-Year   5-Year   10 Years   Ratio 3   Ratio 4
----------------------------------------------------------------------------------------------------------------
   Advisor Class                                        1.61       3.59     2.04      2.64      1.05%     0.72%
----------------------------------------------------------------------------------------------------------------
   Institutional Class                                  1.78       3.95     2.63      3.25      0.59%     0.37%
----------------------------------------------------------------------------------------------------------------
   Investor Class                                       1.61       3.59     2.28      3.00      1.22%     0.72%
----------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-Year Municipal Bond Index 2     1.57       3.68     2.14      3.40
----------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                      (28%)
AA                                                                       (11%)
A                                                                        (21%)
BBB                                                                       (5%)
BB                                                                        (1%)
Cash                                                                      (3%)
Unrated                                                                  (31%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                (78%)
1-3 Years                                                                (12%)
3-5 Years                                                                 (8%)
20+ Years                                                                 (2%)

GROWTH OF $10,000 INVESTMENT6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
             ULTRA SHORT-TERM MUNICIPAL    Lehman Brothers
                    INCOME FUND -         1-Year Municipal
                   Investor Class            Bond Index
 6/30/1997            $10,000                 $10,000
 7/31/1997            $10,057                 $10,062
 8/31/1997            $10,075                 $10,074
 9/30/1997            $10,131                 $10,126
10/31/1997            $10,170                 $10,165
11/30/1997            $10,204                 $10,196
12/31/1997            $10,264                 $10,242
 1/31/1998            $10,323                 $10,296
 2/28/1998            $10,336                 $10,331
 3/31/1998            $10,373                 $10,361
 4/30/1998            $10,391                 $10,374
 5/31/1998            $10,451                 $10,428
 6/30/1998            $10,488                 $10,466
 7/31/1998            $10,528                 $10,501
 8/31/1998            $10,583                 $10,565
 9/30/1998            $10,619                 $10,616
10/31/1998            $10,658                 $10,666
11/30/1998            $10,692                 $10,698
12/31/1998            $10,733                 $10,727
 1/31/1999            $10,766                 $10,787
 2/28/1999            $10,798                 $10,826
 3/31/1999            $10,833                 $10,835
 4/30/1999            $10,872                 $10,860
 5/31/1999            $10,887                 $10,881
 6/30/1999            $10,903                 $10,872
 7/31/1999            $10,943                 $10,911
 8/31/1999            $10,959                 $10,937
 9/30/1999            $10,976                 $10,974
10/31/1999            $10,993                 $10,998
11/30/1999            $11,033                 $11,032
12/31/1999            $11,055                 $11,041
 1/31/2000            $11,050                 $11,083
 2/29/2000            $11,089                 $11,116
 3/31/2000            $11,134                 $11,164
 4/30/2000            $11,151                 $11,192
 5/31/2000            $11,152                 $11,210
 6/30/2000            $11,221                 $11,301
 7/31/2000            $11,285                 $11,364
 8/31/2000            $11,328                 $11,422
 9/30/2000            $11,351                 $11,448
10/31/2000            $11,419                 $11,502
11/30/2000            $11,441                 $11,545
12/31/2000            $11,489                 $11,631
 1/31/2001            $11,531                 $11,769
 2/28/2001            $11,571                 $11,808
 3/31/2001            $11,614                 $11,869
 4/30/2001            $11,657                 $11,891
 5/31/2001            $11,699                 $11,976
 6/30/2001            $11,739                 $12,023
 7/31/2001            $11,776                 $12,075
 8/31/2001            $11,792                 $12,149
 9/30/2001            $11,846                 $12,208
10/31/2001            $11,879                 $12,261
11/30/2001            $11,842                 $12,272
12/31/2001            $11,851                 $12,303
 1/31/2002            $11,884                 $12,403
 2/28/2002            $11,914                 $12,447
 3/31/2002            $11,896                 $12,360
 4/30/2002            $11,927                 $12,454
 5/31/2002            $11,961                 $12,509
 6/30/2002            $12,014                 $12,570
 7/31/2002            $12,047                 $12,617
 8/31/2002            $12,082                 $12,659
 9/30/2002            $12,134                 $12,688
10/31/2002            $12,115                 $12,669
11/30/2002            $12,147                 $12,696
12/31/2002            $12,177                 $12,777
 1/31/2003            $12,208                 $12,807
 2/28/2003            $12,261                 $12,839
 3/31/2003            $12,263                 $12,838
 4/30/2003            $12,291                 $12,853
 5/31/2003            $12,344                 $12,895
 6/30/2003            $12,366                 $12,912
 7/31/2003            $12,364                 $12,907
 8/31/2003            $12,387                 $12,924
 9/30/2003            $12,382                 $12,984
10/31/2003            $12,403                 $12,969
11/30/2003            $12,424                 $12,982
12/31/2003            $12,446                 $12,996
 1/31/2004            $12,470                 $13,023
 2/29/2004            $12,463                 $13,070
 3/31/2004            $12,432                 $13,072
 4/30/2004            $12,454                 $13,040
 5/31/2004            $12,450                 $13,020
 6/30/2004            $12,473                 $13,032
 7/31/2004            $12,496                 $13,083
 8/31/2004            $12,543                 $13,138
 9/30/2004            $12,540                 $13,131
10/31/2004            $12,565                 $13,131
11/30/2004            $12,484                 $13,114
12/31/2004            $12,538                 $13,134
 1/31/2005            $12,565                 $13,144
 2/28/2005            $12,564                 $13,143
 3/31/2005            $12,588                 $13,133
 4/30/2005            $12,535                 $13,158
 5/31/2005            $12,591                 $13,174
 6/30/2005            $12,620                 $13,229
 7/31/2005            $12,650                 $13,237
 8/31/2005            $12,679                 $13,259
 9/30/2005            $12,735                 $13,282
10/31/2005            $12,738                 $13,286
11/30/2005            $12,770                 $13,296
12/31/2005            $12,804                 $13,330
 1/31/2006            $12,838                 $13,368
 2/28/2006            $12,869                 $13,381
 3/31/2006            $12,904                 $13,390
 4/30/2006            $12,936                 $13,417
 5/31/2006            $12,971                 $13,463
 6/30/2006            $12,979                 $13,476
 7/31/2006            $13,043                 $13,533
 8/31/2006            $13,080                 $13,600
 9/30/2006            $13,144                 $13,655
10/31/2006            $13,182                 $13,692
11/30/2006            $13,219                 $13,732
12/31/2006            $13,232                 $13,757
 1/31/2007            $13,271                 $13,783
 2/28/2007            $13,335                 $13,840
 3/31/2007            $13,349                 $13,882
 4/30/2007            $13,390                 $13,912
 5/31/2007            $13,432                 $13,944
 6/30/2007            $13,445                 $13,972

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Municipal Income Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Lehman Brothers 1-Year Municipal Bond Index is the 1-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Advisor and Institutional Class shares as stated in the November 1, 2006, prospectus and for Investor Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND Investor Class shares for the most recent ten years with the Lehman Brothers 1-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Wisconsin individual income tax.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

PORTFOLIO MANAGERS                     FUND INCEPTION
   Lyle J. Fitterer, CFA, CPA             04/06/2001
   Thomas Stoeckmann

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 4.77% 1 (excluding sales charge) for the 12-month period that ended June 30, 2007, outperforming its benchmark, the Lehman Brothers Municipal Bond Index 2, which returned 4.69% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%.PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While municipal market yields started and ended the period at similar levels, they traded in a range of 75 to 80 basis points (100 basis points equals 1.00%), even though the federal funds rate remained unchanged at 5.25% throughout the 12-month period. The yield swings were largely in response to economic indicators that alternated from relatively weak late in 2006 to quite healthy in 2007. Market expectations of Fed policy swung from optimistic to neutral in response to those economic data. We attempted to take advantage of these yield movements by increasing the Fund's interest rate sensitivity when yields approached the top of the twelve month ranges and reducing that exposure when they fell to near the bottom of those ranges. These opportunistic portfolio adjustments helped boost the Fund's performance in the period.

      Because issuance of double-exempt Wisconsin bonds was in limited supply during the last year, the Fund continued to have significant exposure to Puerto Rican bonds. While these holdings slightly detracted from the Fund's performance in 2006, they performed well in 2007. Our strategy during the period was to own longer, higher-quality Puerto Rico bonds (insured or prerefunded) combined with unenhanced commercial paper. The high-quality, long-term bonds did well as investors in many specialty states, such as New York, California, and Pennsylvania, purchased them as a higher-yielding alternative. The lower-quality, short-term bonds simply added a lot of additional yield to the portfolio compared to other short-term alternatives.

      The third primary driver of Fund performance was related to several bonds that were prerefunded during the period. Over 5% of the Fund's holdings was refunded during the period. Because prerefunded bonds tend to trade better than other bonds, the price of these bonds appreciates when the deals are completed.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We shifted the Fund's interest rate exposure during the period by decreasing exposure when interest rates moved lower and increasing exposure when rates moved higher. However, our current interest rate exposure is slightly short compared to the benchmark.

      Aside from the duration moves, the Fund's overall portfolio structure changed modestly during the period. From a quality perspective, the Fund's bonds rated A and below declined during the period and we added exposure to bonds rated AA or better. This happened somewhat naturally either through prerefundings or by investing new assets in bonds rated AA or AAA. From a sector perspective, the Fund had a slight decline in insured holdings because some of these bonds were prerefunded, and we also saw a slight increase in dedicated tax bonds. More specifically, these were Virgin Island bonds that were redeemed from tax payments that the government collected from the sale of rum.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fed has been on hold for more than 12 months, and we believe that it might continue to hold the federal funds rate at 5.25% for the remainder of 2007. The economy slowed in the first quarter of 2007 but has rebounded in the second quarter. Job growth remains relatively robust, unemployment levels are low, and wage gains have been moderate. At the same time, as the Fed predicted, core inflation levels have been declining. The relatively strong job market seems to have offset some of the weakness in the housing sector and allowed consumer spending to remain fairly high. While we continue to believe that the housing slowdown will ultimately have a greater impact on the consumer, it seems like the process will be gradual.

      The biggest uncertainty right now seems to reside in the market for risk-based assets. While subprime mortgage concerns seem to be getting all the headlines, yield spreads have increased in many other sectors as well. Also, while the Fed has been on hold, many other central banks around the world have continued to increase short-term interest rates. Historically, these increases had a lagged effect on economic activity. Even though this Fund primarily invests in U.S. based assets, it has become increasingly important to follow global economic trends to position the Fund properly.

      We don't expect to see the supply of double-exempt Wisconsin bonds to increase dramatically over the coming period. Demand for these bonds has been very robust, so we have not found many opportunities within the new issue marketplace. Therefore, we will probably focus our attention on secondary market situations or once again look to the U.S. territories for opportunities.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO WISCONSIN MUNICIPAL SECURITIES RISK, PUERTO RICO SECURITIES RISK AND HIGH-YIELD SECURITIES RISK. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE, AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

                                          Including Sales Charge                   Excluding Sales Charge           Gross     Net
                                 ---------------------------------------  ---------------------------------------  Expense  Expense
                                 6-Months*  1-Year  5-Year  Life of Fund  6-Months*  1-Year  5-Year  Life of Fund  Ratio 3  Ratio 4
-----------------------------------------------------------------------------------------------------------------------------------
   Class C                        (0.91)     2.99    3.59       4.17        0.09      3.99    3.59       4.17       2.00%    1.49%
-----------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                                           0.46      4.77    4.62       5.32       1.41%    0.75%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index 2                                0.14      4.69    4.61       4.93

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                      (44%)
AA                                                                       (11%)
A                                                                        (17%)
BBB                                                                       (6%)
Cash                                                                      (1%)
Unrated                                                                  (21%)

MATURITY DISTRIBUTION 5 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                (18%)
1-3 Years                                                                (20%)
3-5 Years                                                                (12%)
5-10 Years                                                               (37%)
10-20 Years                                                              (10%)
20 + Years                                                                (3%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE   Lehman Brothers
              WISCONSIN TAX-FREE      WISCONSIN TAX-FREE     Municipal Bond
                FUND - Class C       FUND - Investor Class        Index
  4/6/2001          $10,000                 $10,000              $10,000
 4/30/2001          $ 9,965                 $ 9,975              $ 9,892
 5/31/2001          $10,104                 $10,127              $ 9,998
 6/30/2001          $10,183                 $10,219              $10,065
 7/31/2001          $10,310                 $10,359              $10,214
 8/31/2001          $10,452                 $10,515              $10,382
 9/30/2001          $10,424                 $10,500              $10,348
10/31/2001          $10,546                 $10,636              $10,471
11/30/2001          $10,465                 $10,568              $10,383
12/31/2001          $10,379                 $10,494              $10,284
 1/31/2002          $10,517                 $10,647              $10,463
 2/28/2002          $10,635                 $10,778              $10,589
 3/31/2002          $10,437                 $10,592              $10,381
 4/30/2002          $10,663                 $10,834              $10,584
 5/31/2002          $10,717                 $10,902              $10,648
 6/30/2002          $10,815                 $11,016              $10,761
 7/31/2002          $10,958                 $11,176              $10,899
 8/31/2002          $11,070                 $11,304              $11,031
 9/30/2002          $11,280                 $11,532              $11,272
10/31/2002          $11,097                 $11,360              $11,085
11/30/2002          $11,041                 $11,316              $11,039
12/31/2002          $11,248                 $11,542              $11,272
 1/31/2003          $11,214                 $11,521              $11,244
 2/28/2003          $11,356                 $11,679              $11,401
 3/31/2003          $11,392                 $11,728              $11,408
 4/30/2003          $11,473                 $11,824              $11,483
 5/31/2003          $11,723                 $12,094              $11,752
 6/30/2003          $11,672                 $12,053              $11,702
 7/31/2003          $11,259                 $11,639              $11,292
 8/31/2003          $11,320                 $11,713              $11,377
 9/30/2003          $11,625                 $12,028              $11,711
10/31/2003          $11,557                 $11,980              $11,652
11/30/2003          $11,660                 $12,097              $11,774
12/31/2003          $11,740                 $12,192              $11,871
 1/31/2004          $11,780                 $12,245              $11,939
 2/29/2004          $11,905                 $12,385              $12,119
 3/31/2004          $11,858                 $12,348              $12,077
 4/30/2004          $11,626                 $12,119              $11,791
 5/31/2004          $11,588                 $12,089              $11,748
 6/30/2004          $11,617                 $12,130              $11,791
 7/31/2004          $11,748                 $12,278              $11,946
 8/31/2004          $11,933                 $12,482              $12,185
 9/30/2004          $11,984                 $12,548              $12,250
10/31/2004          $12,082                 $12,662              $12,355
11/30/2004          $11,988                 $12,575              $12,253
12/31/2004          $12,113                 $12,718              $12,403
 1/31/2005          $12,199                 $12,820              $12,519
 2/28/2005          $12,147                 $12,776              $12,477
 3/31/2005          $12,098                 $12,736              $12,398
 4/30/2005          $12,255                 $12,911              $12,594
 5/31/2005          $12,320                 $12,988              $12,684
 6/30/2005          $12,395                 $13,075              $12,762
 7/31/2005          $12,332                 $13,016              $12,705
 8/31/2005          $12,442                 $13,141              $12,833
 9/30/2005          $12,343                 $13,044              $12,747
10/31/2005          $12,268                 $12,985              $12,670
11/30/2005          $12,320                 $13,036              $12,730
12/31/2005          $12,417                 $13,147              $12,840
   1/12006          $12,471                 $13,212              $12,875
 2/28/2006          $12,546                 $13,299              $12,961
 3/31/2006          $12,445                 $13,201              $12,871
 4/30/2006          $12,415                 $13,177              $12,867
 5/31/2006          $12,470                 $13,243              $12,925
 6/30/2006          $12,404                 $13,182              $12,876
 7/31/2006          $12,542                 $13,337              $13,030
 8/31/2006          $12,717                 $13,531              $13,222
 9/30/2006          $12,796                 $13,623              $13,315
10/31/2006          $12,851                 $13,691              $13,399
11/30/2006          $12,917                 $13,769              $13,510
12/31/2006          $12,888                 $13,747              $13,463
 1/31/2007          $12,871                 $13,738              $13,428
 2/28/2007          $13,009                 $13,893              $13,605
 3/31/2007          $12,980                 $13,870              $13,572
 4/30/2007          $13,022                 $13,925              $13,612
 5/31/2007          $12,943                 $13,848              $13,552
 6/30/2007          $12,899                 $13,810              $13,481

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class C and Investor Class shares reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Wisconsin Tax-Free Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

3 Reflects the gross expense ratio for Class C shares as stated in the November 1, 2006, prospectus and for Investor Class shares as stated in the August 15, 2007, supplement to the November 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND Class C and Investor Class shares for the life of the Fund with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class C and Investor Class shares, reflects all operating expenses and, for Class C shares, assumes the maximum contingent deferred sales charge of 1.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (January 1, 2007 to June 30, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                Beginning     Ending
                                                                                 Account      Account       Expenses     Net Annual
                                                                                  Value        Value      Paid During      Expense
                                                                               01/01/2007   06/30/2007   the Period(1)      Ratio
   WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Intermediate Tax-Free Fund - Investor Class
   Actual                                                                       $1,000.00    $1,003.10       $3.72         0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.08       $3.76         0.75%

   WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Municipal Bond Fund - Class A
   Actual                                                                       $1,000.00    $1,004.80       $4.23         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.58       $4.26         0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Municipal Bond Fund - Class B
   Actual                                                                       $1,000.00    $1,001.10       $7.94         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86       $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Municipal Bond Fund - Class C
   Actual                                                                       $1,000.00    $1,001.10       $7.94         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,016.86       $8.00         1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Municipal Bond Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,006.70       $2.39         0.48%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,022.41       $2.41         0.48%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Municipal Bond Fund - Investor Class
   Actual                                                                       $1,000.00    $1,005.10       $3.98         0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,020.83       $4.01         0.80%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                Beginning     Ending
                                                                                 Account      Account       Expenses      Net Annual
                                                                                  Value       Value       Paid During      Expense
                                                                               01/01/2007   06/30/2007   the Period(1)      Ratio
   WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Short-Term Municipal Bond Fund - Class C
   Actual                                                                       $1,000.00    $1,009.10      $7.72          1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,017.11      $7.75          1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Short-Term Municipal Bond Fund - Investor Class
   Actual                                                                       $1,000.00    $1,013.60      $3.30          0.66%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.52      $3.31          0.66%

   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Advisor
   Class Actual                                                                 $1,000.00    $1,016.10      $3.60          0.72%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.22      $3.61          0.72%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Ultra Short-Term Municipal Income Fund -
   Institutional Class
   Actual                                                                       $1,000.00    $1,017.80      $1.85          0.37%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,022.96      $1.85          0.37%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Ultra Short-Term Municipal Income Fund -
   Investor Class Actual                                                        $1,000.00    $1,016.10      $3.60          0.72%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.22      $3.61          0.72%

   WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Wisconsin Tax-Free Fund - Class C
   Actual                                                                       $1,000.00    $1,000.90      $7.39          1.49%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,017.41      $7.45          1.49%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Wisconsin Tax-Free Fund - Investor Class
   Actual                                                                       $1,000.00    $1,004.60      $3.73          0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                     $1,000.00    $1,021.08      $3.76          0.75%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & Notes - 95.65%

ALABAMA - 2.18%
$ 2,000,000  Clarke & Mobile Counties AL (Utilities ReveNUE, AMBAC INSURED)             5.25%       01/01/2021    $    2,110,280
  1,835,000  JEFFERSON COUNTY AL SERIES A                                               5.25        01/01/2011         1,911,153
  1,000,000  LAUDERDALE COUNTY & FLORENCE AL COFFEE HEALTH GROUP SERIES A
             (HOSPITAL REVENUE, MBIA INSURED)                                           5.25        07/01/2019         1,029,190
  1,540,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES A2
             PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA INSURED)SS.##                4.23        11/15/2015         1,585,877
    200,000  WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC
             GASTON PROJECT SERIES A (IDR, AMBAC INSURED)                               4.55        06/01/2019           201,312

                                                                                                                       6,837,812
                                                                                                                  --------------
ALASKA - 0.14%
    350,000  ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
             REVENUE LOC)                                                               6.00        07/01/2015           390,695
     55,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
             REVENUE ASSET BACKED                                                       4.80        06/01/2011            56,581

                                                                                                                         447,276
                                                                                                                  --------------
ARIZONA - 5.33%
    200,000  ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                             4.50        07/01/2014           201,674
    200,000  ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                             4.50        07/01/2016           200,734
    250,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                                 5.25        02/15/2013           260,315
  1,500,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES B (HOSPITAL REVENUE)SS.+/-                                          4.58        02/01/2042         1,509,000
  3,000,000  ARIZONA HOUSING FINANCE AUTHORITY MORTGAGE BACKED SECURITIES
             PROGRAM SERIES B (HOUSING REVENUE, FHLMC)                                  5.15        12/01/2035         3,075,658
  2,000,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN
             (WATER REVENUE)                                                            4.75        10/01/2032         2,004,980
  3,600,000  GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION (SEWER
             REVENUE)                                                                   4.90        04/01/2019         3,589,560
    800,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #1 PHOENIX ELEMENTARY SCHOOL
             IMPROVEMENT PROJECT OF 2006 SERIES A (PROPERTY TAX REVENUE, FGIC
             INSURED)                                                                   4.00        07/01/2020           765,960
  3,750,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION
             (WATER & WASTEWATER AUTHORITY REVENUE)                                     4.70        04/01/2022         3,659,288
    375,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                                6.00        07/15/2013           396,146
    725,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)                4.85        07/15/2014           718,040
    315,000  YAVAPAI COUNTY AZ UNION SCHOOL DISTRICT #22 HUMBOLDT SCHOOL
             IMPROVEMENT PROJECT 2006 SERIES A (OTHER REVENUE, FIRST
             SECURITY BANK LOC)                                                         4.00        07/01/2017           309,138

                                                                                                                      16,690,493
                                                                                                                  --------------
ARKANSAS - 1.77%
  1,000,000  CABOT AR SALES & USE TAX                                                   4.60        12/01/2025           993,330
    500,000  HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                         4.70        06/01/2030           500,490
  2,345,000  HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                       4.25        06/01/2047         2,078,889
  2,000,000  ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XCLA INSURED)         4.25        03/01/2031         1,968,760

                                                                                                                       5,541,469
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA - 3.00%
$   880,000  APPLE VALLEY CA REDEVELOPMENT AGENCY PROJECT AREA # 2
             (TAX ALLOCATION REVENUE, AMBAC INSURED)%%                                  4.50%       06/01/2017    $      894,212
    970,000  BANNING CA ELECTRIC SYSTEM PROJECT (ELECTRIC REVENUE, XLCA INSURED)        5.00        06/01/2016         1,026,182
  1,070,000  BANNING CA ELECTRIC SYSTEM PROJECT (ELECTRIC REVENUE, XLCA INSURED)        5.00        06/01/2018         1,128,048
  2,245,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A
             CAPITAL APPRECIATION (OTHER REVENUE, ACA INSURED)^                         4.88        12/01/2015         1,495,888
    800,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-             4.15        05/15/2029           800,000
    500,000  CORONA CA REDEVELOPMENT AGENCY TAX ALLOCATION TEMESCAL CANYON
             PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE, GUARANTEE
             AGREEMENT)                                                                 4.13        11/01/2017           492,040
    500,000  CORONA CA REDEVELOPMENT AGENCY TAX ALLOCATION TEMESCAL CANYON
             PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE, GUARANTEE
             AGREEMENT)                                                                 4.20        11/01/2018           489,460
  2,260,000  FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT CA SERIES B (PROPERTY
             TAX REVENUE, AMBAC INSURED)                                                5.00        08/01/2017         2,395,103
    325,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
             REVENUE)                                                                   4.50        03/01/2011           323,570
    250,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
             REVENUE)                                                                   5.50        03/01/2008           250,895
    100,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                                 6.75        07/01/2013           113,696

                                                                                                                       9,409,094
                                                                                                                  --------------
COLORADO - 1.37%
    500,000  ADAMS 12 FIVE STAR SCHOOLS CO SERIES A (PROPERTY TAX REVENUE, MBIA
             INSURED)^                                                                  4.58        12/15/2017           311,405
  1,900,000  E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C (OTHER REVENUE,
             MBIA INSURED)^                                                             4.48        09/01/2017         1,622,144
  1,000,000  HYLAND HILLS METROPOLITAN PARK & RECREATION DISTRICT CO
             (RECREATIONAL FACILITIES REVENUE, ACA INSURED)                             5.00        12/15/2014         1,035,350
    370,000  NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
             INSURED)                                                                   5.00        12/15/2014           381,181
    250,000  NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE,
             ACA INSURED)                                                               5.00        12/15/2015           257,310
    550,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
             CONVERTIBLE (TOLL ROAD REVENUE LOC)^                                       4.29        06/15/2016           486,849
    245,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
             CONVERTIBLE (TOLL ROAD REVENUE LOC)^                                       4.16        06/15/2012           209,877

                                                                                                                       4,304,116
                                                                                                                  --------------

DISTRICT OF COLUMBIA - 0.65%
    450,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (OTHER REVENUE,
             MBIA INSURED)                                                              5.00        10/01/2017           476,141
    725,000  DISTRICT OF COLUMBIA DEED TAX HOUSING PRODUCTION TRUST FUND
             SERIES A (OTHER REVENUE, MBIA INSURED)                                     5.00        06/01/2015           763,324
    760,000  DISTRICT OF COLUMBIA DEED TAX HOUSING PRODUCTION TRUST FUND
             SERIES A (OTHER REVENUE, MBIA INSURED)                                     5.00        06/01/2016           802,051

                                                                                                                       2,041,516
                                                                                                                  --------------
FLORIDA - 7.91%
  1,405,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
             (LEASE REVENUE, AMBAC INSURED)                                             5.00        08/01/2014         1,479,226
  1,250,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
             REVENUE)                                                                   4.80        11/01/2012         1,246,438
  1,850,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-              4.08        12/01/2028         1,850,000
  1,000,000  BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
             SERIES C (LEASE REVENUE, AMBAC INSURED)                                    5.00        07/01/2016         1,053,340
  1,500,000  BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
             SERVICES (HCFR, SUNTRUST BANK LOC)                                         5.50        08/15/2014         1,564,980
  2,000,000  BROWARD COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE, FGIC
             INSURED)                                                                   5.00        07/01/2017         2,107,880

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$   500,000  CAPITAL PROJECTS FINANCE AUTHORITY (COLLEGE & UNIVERSITY REVENUE
             LOC)#                                                                      5.50%       10/01/2014    $      530,080
    900,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
             (OTHER REVENUE)                                                            5.13        05/01/2016           892,683
  1,355,000  DADE COUNTY FL HEALTH FACILITIES AUTHORITY BAPTIST HOSPITAL OF
             MIAMI PROJECT SERIES A (HOSPITAL REVENUE, MBIA INSURED)                    5.75        05/01/2021         1,485,920
  3,000,000  FLORIDA HOUSING FINANCE CORPORATION HOUSING AUGUSTINE CLUB
             APARTMENTS D-1 PREREFUNDED (HOUSING REVENUE, MBIA INSURED)SS.              5.75        10/01/2030         3,213,210
  1,650,000  GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                               5.00        12/01/2020         1,720,455
    920,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
             REVENUE LOC)                                                               4.75        12/01/2015           940,580
    500,000  GULF BREEZE FL REVENUE (GO STATES, TERRITORIES LOC, FGIC INSURED)          5.50        12/01/2015           522,740
    385,000  HIGHLANDS COUNTY FL HOSPITAL ADVENTIST HEALTH SYSTEM D PREREFUNDED
             (HCFR)SS.                                                                  5.38        11/15/2035           412,062
    660,000  MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, FGIC
             INSURED)                                                                   5.00        05/01/2016           694,775
  2,500,000  ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
             (HOUSING REVENUE, FNMA)                                                    5.05        08/01/2033         2,590,375
  1,535,000  SANTA ROSA BAY BRIDGE AUTHORITY FL (TOLL ROAD REVENUE, ACA
             INSURED)^                                                                  4.33        07/01/2012         1,238,745
  1,000,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
             MBIA INSURED)                                                              5.00        05/01/2011         1,033,520
    200,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                        4.08        12/01/2028           200,000

                                                                                                                      24,777,009
                                                                                                                  --------------
GEORGIA - 0.94%
  1,000,000  FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTHCARE
             SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE)                            6.25        10/01/2018         1,116,360
  1,000,000  GAINESVILLE GA RDA RIVERSIDE MILITARY ACADEMY (EDUCATIONAL
             FACILITIES REVENUE)                                                        5.00        03/01/2013         1,022,710
     10,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
             SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.                           6.50        01/01/2017            11,395
    690,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
             (ELECTRIC REVENUE LOC, MBIA INSURED)                                       6.50        01/01/2017           786,096

                                                                                                                       2,936,561
                                                                                                                  --------------
GUAM - 0.39%
  1,195,000  GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
             FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)               5.00        10/01/2017         1,239,096
                                                                                                                  --------------
IDAHO - 0.75%
  1,000,000  BONNEVILLE & BINGHAM COUNTIES ID JOINT SCHOOL DISTRICT #93
             (PROPERTY TAX REVENUE, FGIC INSURED)                                       5.00        09/15/2015         1,059,000
    625,000  CANYON COUNTY ID SCHOOL DISTRICT # 131 NAMPA REFUNDING &
             IMPROVEMENTS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)%%             5.00        09/15/2016           668,050
    215,000  IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA INSURED)           5.00        09/15/2014           228,008
    385,000  IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA INSURED)           5.00        09/15/2016           411,215

                                                                                                                       2,366,273
                                                                                                                  --------------
ILLINOIS - 9.53%
    300,000  AURORA IL SERIES B                                                         4.90        12/30/2011           300,900
    550,000  CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDEDSS.                        5.38        07/01/2013           583,996
  1,000,000  CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
             REVENUE)SS.                                                                5.00        07/01/2019         1,044,960
  4,000,000  CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
             REVENUE)SS.                                                                5.38        07/01/2016         4,247,240
  1,025,000  CORTLAND IL SPECIAL SERVICE AREA #001 (SPECIAL TAX REVENUE,
             ASSURED GUARANTY)                                                          4.15        03/01/2017         1,008,867
  3,835,000  DE WITT, FORD ETCETERA COUNTIES COMMUNITY COLLEGE DISTRICT # 540
             IL DEBT CERTIFICATES (COLLEGE & UNIVERSITY REVENUE)                        4.50        04/01/2023         3,834,770
  1,600,000  DE WITT, FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             (COLLEGE & UNIVERSITY REVENUE)                                             4.50        04/01/2024         1,599,904

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ILLINOIS (CONTINUED)

$   580,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               7.00%       01/01/2019    $      575,041
  2,250,000  HUNTLEY IL SPECIAL SERVICE AREA #9 (SPECIAL TAX REVENUE, GUARANTEE
             AGREEMENT)                                                                 4.60        03/01/2017         2,255,558
    355,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
             PROJECT SERIES A                                                           5.25        12/01/2012           363,556
  1,840,000  ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY TAX
             REVENUE, XLCA)                                                             5.00        11/15/2013         1,925,192
  1,570,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
             SERIES A (OTHER REVENUE)                                                   4.90        07/01/2013         1,582,984
  2,020,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
             SERIES A (OTHER REVENUE)                                                   4.95        07/01/2014         2,041,432
    380,000  ILLINOIS FINANCIAL AUTHORITY NEWMAN FOUNDATION IL FINANCIAL
             (OTHER REVENUE, RADIAN INSURED)                                            5.00        02/01/2020           390,180
  1,150,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
             (HOSPITAL REVENUE)                                                         5.50        10/01/2011         1,204,430
    500,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G
             (HOUSING REVENUE, GO OF AUTHORITY)                                         4.30        01/01/2016           494,735
    550,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G
             (HOUSING REVENUE, GO OF AUTHORITY)                                         4.55        07/01/2021           537,741
    765,000  ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)               10.00        01/01/2015           935,733
    500,000  ILLINOIS STATE FIRST SERIES (GO STATES, TERRITORIES, MBIA INSURED)         5.25        10/01/2018           524,495
    540,000  LAKE COUNTY IL SERIES B (WATER & SEWER REVENUE, MBIA INSURED)              4.50        12/01/2016           552,145
  1,000,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL SPECIAL
             OBLIGATION SERIES A (WATER REVENUE)                                        5.00        05/01/2014         1,055,160
  2,805,000  VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER REVENUE)        4.75        12/30/2017         2,807,020

                                                                                                                      29,866,039
                                                                                                                  --------------
INDIANA - 1.97%
    350,000  CLARKSVILLE IN (HCFR LOC)SS.+/-                                            4.08        12/01/2025           350,000
  1,000,000  FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)               5.00        02/01/2020         1,029,400
  1,575,000  FRANKLIN IN COMMUNITY MULTI SCHOOL BUILDING CORPORATION FIRST
             MORTGAGE (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)         5.00        07/10/2018         1,661,090
    500,000  INDIANA HEALTH & EDUCATIONAL FACILITY (COLLEGE & UNIVERSITY
             REVENUE)                                                                   5.00        10/01/2016           515,280
    510,000  JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES B
             (OTHER REVENUE)                                                            4.25        08/15/2017           497,831
  1,080,000  JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES C
             (OTHER REVENUE)                                                            4.25        08/15/2017         1,054,231
  1,000,000  ZOINSVILLE IN COMMUNITY SCHOOLS BUILDING CORPORATIONS (OTHER
             REVENUE, FIRST SECURITY BANK LOC)                                          5.00        07/15/2018         1,056,500

                                                                                                                       6,164,332
                                                                                                                  --------------
IOWA -2.18%
  1,000,000  AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL REVENUE, AMBAC
             INSURED)                                                                   5.00        06/15/2021         1,026,920
    700,000  CORALVILLE IA TAX INCREMENT SERIES C (TAX INCREMENTAL REVENUE)             5.00        06/01/2016           711,662
    225,000  DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
             (HFFA REVENUE LOC, AMBAC INSURED)                                          5.25        08/15/2015           225,367
  3,730,000  IOWA FINANCE AUTHORITY REFUNDED CARE INITIATIVES PROJECT
             PREREFUNDED (HEALTHCARE FACILITIES REVENUE)SS.                             9.25        07/01/2025         4,467,645
    370,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                    5.50        06/01/2012           392,426

                                                                                                                       6,824,020
                                                                                                                  --------------
KANSAS - 0.60%
    280,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
             (TAX ALLOCATION REVENUE)%%                                                 5.00        09/01/2013           279,392

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
KANSAS (CONTINUED)
$   305,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
             (TAX ALLOCATION REVENUE)%%                                                 5.00%       09/01/2014    $      302,624
    350,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
             (TAX ALLOCATION REVENUE)%%                                                 5.30        09/01/2017           350,760
    120,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
             (HCFR LOC)                                                                 6.13        04/01/2012           126,426
    265,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                           4.15        08/01/2015           266,097
    555,000  PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY REDEVELOPMENT
             (PROPERTY TAX REVENUE)                                                     4.50        04/01/2016           542,013

                                                                                                                       1,867,312
                                                                                                                  --------------
KENTUCKY - 0.13%
    400,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-               4.08        12/01/2028           400,000
                                                                                                                  --------------

LOUISIANA - 3.48%
  4,500,000  EAST BATON ROUGE LA MORTGAGE FINANCE AUTHORITY SERIES A (SFHR)             5.40        04/01/2038         4,695,570
  1,250,000  JEFFERSON PARISH LA FINANCIAL AUTHORITY SINGLE FAMILY MORTGAGE
             SERIES D (HOUSING REVENUE, GNMA)                                           4.00        12/01/2023         1,240,188
    500,000  JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST JEFFERSON
             MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK LOC)                    5.25        01/01/2013           512,500
    200,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
             PROJECT (HCFR, CFIG INSURED)                                               5.00        07/01/2014           209,130
    340,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
             PROJECT (HCFR, CFIG INSURED)                                               5.00        07/01/2015           356,446
    100,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
             PROJECT (HCFR, CFIG INSURED)                                               5.00        07/01/2016           105,029
    250,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
             PROJECT (HCFR, CFIG INSURED)                                               5.00        07/01/2017           262,655
    800,000  LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)           5.38        06/01/2016           843,056
    825,000  NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                               5.00        06/01/2012           855,905
    740,000  NEW ORLEANS LA SEWER SERVICE                                               5.50        06/01/2020           768,786
  1,000,000  PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
             INCORPORATED (OTHER REVENUE, MBIA INSURED)                                 5.25        08/15/2013         1,046,430

                                                                                                                      10,895,695
                                                                                                                  --------------
MARYLAND - 1.03%
  1,945,000  MARYLAND ECONOMIC DEVELOPMENT CORPORATION UNIVERSITY OF MARYLAND
             COLLEGE PARK PROJECT PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)SS.         6.50        06/01/2027         2,202,362
  1,000,000  WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE & UNIVERSITY REVENUE)             5.00        11/01/2019         1,036,950

                                                                                                                       3,239,312
                                                                                                                  --------------
MICHIGAN - 1.58%

  1,250,000  CONELL TOWNSHIP MI ECONOMIC DEVELOPMENT MEADESTWESTVACO ESCANABA
             PROJECT PREREFUNDED (IDR)SS.                                               5.88        05/01/2018         1,352,113
    445,000  MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (PCR)                      6.25        11/01/2012           477,414
  2,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
             (HOSPITAL REVENUE)                                                         5.25        11/01/2015         2,066,080
  1,000,000  MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST SECURITY
             BANK LOC)                                                                  5.00        11/01/2015         1,061,740

                                                                                                                       4,957,347
                                                                                                                  --------------
MINNESOTA - 2.50%
  3,000,000  BECKER MN NORTHERN STATES POWER SERIES A (IDR)                             8.50        03/01/2019         3,590,670
    535,000  CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)                4.75        06/01/2012           535,214

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$   100,000  CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)                4.75%       06/01/2013    $       99,843
    595,000  CUYUNA RANGE HOSPITAL DISTRICT MINNISOTA (HOSPITAL REVENUE)                4.75        06/01/2014           592,549
    590,000  MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
             (HOSPITAL REVENUE)                                                         4.50        11/01/2012           590,802
    730,000  MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)                5.00        02/01/2016           731,183
    215,000  MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                       10.00        06/01/2013           254,195
    500,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (LEASE
             REVENUE)                                                                   5.50        09/01/2018           508,605
    900,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC PLANT          5.50        01/01/2012           925,101
             REVENUE LOC)
                                                                                                                       7,828,162
                                                                                                                  --------------
MISSISSIPPI - 1.06%
    675,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION COLUMBUS
             WATER & SEWER SYSTEMS (WATER & SEWER REVENUE, FIRST
             SECURITY BANK LOC)                                                         4.00        11/01/2017           657,821
  1,500,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MADISON COUNTY MS
             HIGHWAY CONSTRUCTION (PROPERTY TAX REVENUE, FGIC INSURED)                  5.00        01/01/2014         1,571,175
    500,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MS LIMITED
             OBLIGATION HOSPITAL IMPROVEMENTS                                           5.88        07/01/2022           539,645
    510,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ MS
             CONVENTION CENTER PROJECT PREREFUNDEDSS.                                   5.70        07/01/2015           559,327

                                                                                                                       3,327,968
                                                                                                                  --------------
MISSOURI - 2.06%
  1,500,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES
             TAX REVENUE, CIFG INSURED)                                                 4.00        04/15/2026         1,485,510
  1,845,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
             REVENUE)                                                                   4.50        04/01/2021         1,834,963
    475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                         5.25        12/01/2014           478,377
  1,000,000  MISSOURI DEVELOPMENT FINANCE BOARD EASTLAND CENTER PROJECT SERIES
             A (OTHER REVENUE)                                                          5.00        04/01/2020         1,018,480
    100,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                      4.50        09/01/2011            99,855
    145,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                      4.50        09/01/2013           143,989
    170,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                      4.50        09/01/2014           168,174
    225,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                      4.55        09/01/2016           221,722
  1,000,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-              5.00        02/01/2029         1,001,220

                                                                                                                       6,452,290
                                                                                                                  --------------
MONTANA - 0.74%
  2,250,000  MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS COMPENSATION
             PROJECT (OTHER REVENUE, MBIA INSURED)                                      6.88        06/01/2011         2,328,323
                                                                                                                  --------------
NEBRASKA - 0.20%
    590,000  O'NEILL NE ST. ANTHONY'S PROJECT                                           6.25        09/01/2012           614,119
                                                                                                                  --------------
NEVADA - 0.31%
    980,000  CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A
             (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)                                 4.25        12/01/2013           984,459
                                                                                                                  --------------
NEW JERSEY - 6.79%
  1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)          5.00        06/15/2012         1,040,970
  1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)             5.63        06/15/2019         1,034,850
  3,250,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY RETIREMENT COMMUNITY
             REDEVELOPMENT CEDAR CREST VILLAGE INCORPORATED SERIES A
             PREREFUNDED (HOSPITAL REVENUE)SS.                                          7.25        11/15/2011         3,675,068

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                                                           INTEREST RATE  MATURITY DATE        VALUE
NEW JERSEY (CONTINUED)
$ 1,020,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ                                4.38%       06/01/2019    $    1,025,794
 13,620,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)           5.75        06/01/2032        14,487,185

                                                                                                                      21,263,867
                                                                                                                  --------------
NEW MEXICO - 0.66%
  1,635,000  OTERO COUNTY NM (JAIL FACILITIES REVENUE)                                  5.50        04/01/2013         1,624,520
    460,000  TAOS COUNTY NM GROSS RECEIPTS REFERENDUM & IMPROVEMENT COUNTY
             EDUCATION (TAX REVENUE, RADIAN INSURED)                                    4.05        10/01/2012           456,964

                                                                                                                       2,081,484
                                                                                                                  --------------
NEW YORK - 2.27%
    600,000  BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-                  4.25        11/01/2037           599,262
  1,200,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
             (HFFA REVENUE)                                                             4.75        12/01/2014         1,181,544
    100,000  NASSAU COUNTY NY IDA                                                       6.88        07/01/2010           104,241
    275,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
             (IDR, CITIBANK NA LOC)                                                     4.50        11/01/2015           281,188
  1,000,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
             (IDR, CITIBANK NA LOC)                                                     5.00        11/01/2024         1,019,840
    400,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-SS.                5.25        02/01/2029           415,328
    490,000  NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR LOC)            6.00        08/15/2015           528,269
  1,025,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES A
             (OTHER REVENUE)++                                                          5.25        12/01/2016         1,054,889
    100,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                       4.00        06/01/2012            99,424
  1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                     5.50        06/01/2019         1,070,210
    750,000  UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED UNIVERSITY OF
             FLORIDA STADIUM (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC)          5.00        12/01/2016           751,650

                                                                                                                       7,105,845
                                                                                                                  --------------
NORTH CAROLINA - 0.12%
    350,000  UNIVERSITY OF NORTH CAROLINA WILMINGTON COP
             (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                               5.25        06/01/2023           369,947
                                                                                                                  --------------
NORTH DAKOTA - 0.12%
    350,000  MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)            7.20        06/30/2013           389,491
                                                                                                                  --------------
OHIO - 1.05%
    500,000  AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH SYSTEMS
             (HCFR)                                                                     5.00        01/01/2014           515,100
    300,000  AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH SYSTEMS
             (HCFR)                                                                     5.00        01/01/2015           308,886
    960,000  FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                     10.38        06/01/2013         1,132,090
    300,000  GRANVILLE OH EXEMPTED VILLAGE SCHOOL DISTRICT CAPITAL APPRECIATION
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                           4.39        12/01/2016           199,281
    410,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                  5.50        02/15/2012           429,549
    195,000  OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
             APPRECIATION SERIES D                                                      6.25        07/01/2010           207,706
    210,000  OLENTANGY LOCAL SCHOOL DISTRICT OH CAPITAL APPRECIATION SERIES A
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                           4.24        12/01/2014           153,850
    500,000  OLENTANGY LOCAL SCHOOL DISTRICT OH CAPITAL APPRECIATION SERIES A
             (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                           4.32        12/01/2015           348,820

                                                                                                                       3,295,282
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                                                           INTEREST RATE  MATURITY DATE        VALUE
OKLAHOMA - 0.44%
$    15,000  COMANCHE COUNTY OK EDFA HOSPITAL PROJECT SERIES B                          5.35%       07/01/2008    $       15,143
    775,000  MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)                     6.00        01/01/2023           884,337
    200,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
             SCHOOLS PROJECT (LEASE REVENUE)                                            4.75        09/01/2013           202,226
    115,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
             SCHOOLS PROJECT (LEASE REVENUE)                                            4.75        09/01/2014           116,058
    160,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
             SCHOOLS PROJECT (LEASE REVENUE)                                            4.75        09/01/2015           161,208

                                                                                                                       1,378,972
                                                                                                                  --------------
OREGON - 0.12%

    200,000  MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A                   4.45        12/01/2011           195,800
             (HOSPITAL REVENUE)
    200,000  MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A                   4.50        12/01/2012           195,016
             (HOSPITAL REVENUE)
                                                                                                                         390,816
                                                                                                                  --------------
PENNSYLVANIA - 5.12%
  1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
             REVENUE, MBIA INSURED)SS.                                                  7.50        02/01/2030         1,237,300
    350,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                     5.63        10/01/2015           351,617
  2,610,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
             PREREFUNDED (NURSING HOME REVENUE)SS.                                      7.25        01/01/2035         3,029,610
  1,440,000  DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO WESTERN PA HOSPITAL
             PROJECT SERIES A1 (HOSPITAL REVENUE, MBIA INSURED)                         5.50        07/01/2023         1,559,750
  1,500,000  DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B (HOSPITAL
             REVENUE, MBIA INSURED)                                                     6.25        07/01/2016         1,640,655
  1,500,000  DELAWARE COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY RESOURCE
             RECOVERY FACILITY SERIES A (IDR)                                           6.10        07/01/2013         1,540,560
    965,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER
             REVENUE LOC)SS.+/-                                                         0.89        07/01/2027           964,875
    500,000  HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE SERIES A
             (COLLEGE & UNIVERSITY REVENUE)                                             5.40        09/01/2016           501,395
    650,000  PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)            5.70        11/15/2011           690,963
  1,000,000  PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTHORITY COMMUNITY
             COLLEGE PHILADELPHIA PROJECT (COLLEGE & UNIVERSITY REVENUE, FIRST
             SECURITY BANK LOC)                                                         5.00        05/01/2016         1,057,980
    500,000  PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTHORITY COMMUNITY
             COLLEGE PHILADELPHIA PROJECT (COLLEGE & UNIVERSITY REVENUE, FIRST
             SECURITY BANK LOC)                                                         5.00        05/01/2017           529,580
  1,500,000  PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FRANKLIN TOWNE
             CHARTER HIGH SERIES A (IDR)                                                5.00        01/01/2017         1,519,245
  1,345,000  PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
             GUARANTEE AGREEMENT)                                                       5.25        08/01/2016         1,423,830

                                                                                                                      16,047,360
                                                                                                                  --------------
PUERTO RICO - 0.18%
    500,000  COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK LOC)         6.50        07/01/2013           565,580
                                                                                                                  --------------
SOUTH CAROLINA - 4.81%
  1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
             HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                          6.00        08/01/2020         1,100,860
  1,500,000  CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION
             CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)                  5.00        12/01/2018         1,554,585
    250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2032            35,383
  1,750,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2037           166,198
  2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2038           175,380

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
SOUTH CAROLINA (CONTINUED)
$   360,000  GREENVILLE COUNTY SC (OTHER REVENUE, AMBAC INSURED)                        3.75%       04/01/2016    $      346,705
    645,000  GREENVILLE COUNTY SC (OTHER REVENUE, AMBAC INSURED)                        3.88        04/01/2017           624,063
    650,000  GREENVILLE COUNTY SC SPECIAL SOURCE (OTHER REVENUE, AMBAC INSURED)         4.00        04/01/2018           633,640
  1,000,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE REVENUE,
             CIFG INSURED)                                                              5.00        12/01/2020         1,042,700
  1,640,000  MCCORMICK COUNTY SC REFUNDED HEALTH CARE CENTER PROJECT
             PREREFUNDED (HEALTHCARE FACILITIES REVENUE)SS.                             8.00        03/01/2014         1,941,629
    500,000  PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B (ELECTRIC REVENUE, MBIA
             INSURED)                                                                   5.25        01/01/2011           507,950
  1,000,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
             DISTRICT (LEASE REVENUE, GUARANTEE AGREEMENT)                              5.00        12/01/2016         1,050,720
  1,000,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
             NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
             UNIVERSITY REVENUE, AMBAC INSURED)                                         5.50        10/01/2030         1,050,330
  1,035,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GNMA
             COLL-EBENEZER NURSING SERIES A (HEALTH FACILITIES FINANCING
             AUTHORITY REVENUE, GNMA)                                                   6.90        01/20/2037         1,137,424
  2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
             HEALTH (HOSPITAL REVENUE)SS.+/-                                            4.48        08/01/2039         2,000,000
  1,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
             SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                                 6.88        08/01/2027         1,720,905

                                                                                                                      15,088,472
                                                                                                                  --------------

SOUTH DAKOTA - 1.99%
    650,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)               6.00        01/01/2012           691,223
    500,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                              5.25        05/01/2015           493,805
  4,000,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                    4.03        11/01/2027         4,000,000
  1,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES SANFORD
             HEALTH (HEALTHCARE FACILITIES REVENUE)                                     5.00        11/01/2015         1,038,830

                                                                                                                       6,223,858
                                                                                                                  --------------

TENNESSEE - 0.60%
    710,000  MEMPHIS TN ELECTRIC SYSTEMS SUBSERIES A (ELECTRIC PLANT REVENUE,
             MBIA INSURED)                                                              5.00        12/01/2017           740,118
    980,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN (WATER & SEWER
             REVENUE)                                                                   6.50        12/01/2014         1,133,233

                                                                                                                       1,873,351
                                                                                                                  --------------

TEXAS - 9.84%
  1,000,000  ALLEN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING (PROPERTY TAX
             REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                                 5.00        02/15/2017         1,056,920
  5,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                    5.00        08/15/2034         5,170,600
  1,635,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED FIRST TIER SERIES
             A (OTHER REVENUE, XLCA)                                                    5.25        01/01/2017         1,756,464
  1,225,000  BEXAR COUNTY TX REVENUE PROJECT                                            5.75        08/15/2022         1,272,395
    730,000  BIRDVILLE TX INDEPENDENT SCHOOL DISTRICT CAPITAL
             APPRECIATION (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
             GUARANTEED)^                                                               4.46        02/15/2017           477,362
  2,000,000  BIRDVILLE TX INDEPENDENT SCHOOL DISTRICT CAPITAL
             APPRECIATION (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
             GUARANTEED)^                                                               4.69        02/15/2018         1,221,840
    515,000  BRYAN TX INDEPENENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, PERMANENT
             SCHOOL FUND GUARANTEED)                                                    4.00        02/15/2017           502,429
    715,000  DENTON COUNTY TX (GO BOND BANK LOC)                                        5.00        07/15/2016           754,640
  1,000,000  DENTON TX (WATER & SEWER REVENUE, MBIA INSURED)                            5.00        12/01/2015         1,057,830
  1,640,000  EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                               5.25        02/15/2014         1,715,866

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
TEXAS (CONTINUED)
$ 1,000,000  GARZA COUNTY TX PUBIC FACILITIES CORPORATION                               5.25%       10/01/2014    $    1,033,100
  1,720,000  HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
             CHILDREN'S HOSPITAL PROJECT (HOSPITAL REVENUE)                             5.50        10/01/2019         1,869,072
  2,000,000  HOUSTON TX JUNIOR LIEN STUDENT FEE (COLLEGE & UNIVERSITY REVENUE,
             XLCA)                                                                      5.00        04/15/2019         2,090,620
    720,000  MESQUITE TEXAS CERTIFICATE OBLIGATION (GO - STATES, TERRITORIES,
             FIRST SECURITY BANK LOC)                                                   4.00        02/15/2017           705,204
  1,495,000  MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL REVENUE,
             AMBAC INSURED)                                                             5.00        01/01/2020         1,553,739
  1,410,000  MISLAND TX CERTIFICATES OBLIGATION (PROPERTY TAX REVENUE, MBIA
             INSURED)                                                                   5.00        03/01/2017         1,490,441
     85,000  MISSION TX (WATER & SEWER REVENUE, FIRST SECURITY BANK LOC)                4.00        02/15/2017            83,056
    450,000  NORTH TEXAS HEALTH FACILITES DEVELOPMENT CORPORATION TX UNITED
             REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST SECURITY BANK
             LOC)%%                                                                     5.00        09/01/2017           471,114
  1,135,000  NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX UNITED
             REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST SECURITY BANK
             LOC)%%                                                                     5.00        09/01/2016         1,188,322
  1,050,000  SAN ANTONIO TX INDEPENDENT SCHOOL DISTRICT REFUNDED SERIES B
             (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^                  4.07        08/15/2010           925,670
    960,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)                 5.00        02/15/2018           930,701
    855,000  TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL KIPP
             INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
             INSURED)                                                                   4.50        02/15/2016           848,203
    500,000  TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL KIPP
             INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
             INSURED)                                                                   4.55        02/15/2017           495,710
    635,000  WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST SYSTEM
             PROJECT SERIES A (HCFR, MBIA INSURED)                                      5.00        08/01/2016           668,515
  1,000,000  WEATHERFORD TX CERTIFICATES OBLIGATION (PROPERTY TAX REVENUE, AMBAC
             INSURED)                                                                   4.00        03/01/2014           992,840
    505,000  WICHITA FALLS TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
             (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                   4.25        02/01/2017           502,152

                                                                                                                      30,834,805
                                                                                                                  --------------

UTAH - 0.48%
  1,000,000  COUNTY OF UTAH UT LAKEVIEW ACADEMY SERIES A (EDUCATIONAL FACILITIES
             REVENUE)                                                                   5.35        07/15/2017           990,790
    500,000  UTAH COUNTY UT LINCOLN ACADEMY SERIES A (EDUCATIONAL FACILITIES
             REVENUE)%%                                                                 5.45        06/15/2017           501,130

                                                                                                                       1,491,920
                                                                                                                  --------------
VIRGIN ISLANDS - 0.16%
    500,000  GARLAND COUNTY AR FACILITIES BOARD                                         5.50        10/01/2014           513,755
                                                                                                                  --------------
VIRGINIA - 2.06%
  1,000,000  REYNOLDS CROSSING COMMUNITY DEVELOPMENT AUTHORITY REYNOLDS CROSSING
             PROJECT (SPECIAL TAX REVENUE)                                              5.10        03/01/2021         1,000,810
  4,285,000  TOBACCO SETTLEMENT FINANCING CORPORATION ASSET BACKED (EXCISE TAX
             REVENUE)                                                                   5.50        06/01/2026         4,611,517
    505,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                                5.00        06/01/2013           516,191
    210,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                                5.00        06/01/2015           214,286
    100,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1(HOUSING
             REVENUE LOC)                                                               4.50        07/01/2010           101,516

                                                                                                                       6,444,320
                                                                                                                  --------------

WASHINGTON - 2.70%
  3,010,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT # 2 PRIEST RAPIDS REFERENCE
             SERIES H(ELECTRIC REVENUE, FIRST SECURITY BANK LOC)                        5.38        01/01/2012         3,171,487
    310,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC REVENUE
             LOC)                                                                       5.25        01/01/2012           325,832

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
WASHINGTON (CONTINUED)
$ 2,135,000  QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A (OTHER
             REVENUE, ACA INSURED)                                                      5.80%       12/01/2015    $    2,206,843
    400,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                   6.00        06/01/2010           402,576
    450,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED                                                                     5.50        06/01/2012           470,039
    690,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED                                                                     6.50        06/01/2026           755,798
     75,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
             PROJECT A                                                                  5.35        07/01/2014            75,545
  1,000,000  WASHINGTON STATE SERIES D (PROPERTY TAX REVENUE, AMBAC INSURED)            5.00        01/01/2018         1,042,240

                                                                                                                       8,450,360
                                                                                                                  --------------

WISCONSIN - 4.34%
  6,255,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED
             (OTHER REVENUE)                                                            6.13        06/01/2027         6,594,628
    465,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            5.00        06/01/2008           467,981
    535,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            5.00        06/01/2009           541,425
  1,920,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            6.00        06/01/2017         2,063,347
     70,000  ST. CROIX FALLS WI CDA                                                     3.95        12/01/2008            69,817
     70,000  ST. CROIX FALLS WI CDA                                                     4.20        12/01/2009            70,019
     75,000  ST. CROIX FALLS WI CDA                                                     4.40        12/01/2010            75,377
    150,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                               4.25        10/01/2017           148,664
    800,000  WESTON WI PUBLIC SERVICE CORPORATION PROJECT (PCR)                         3.95        02/01/2013           794,592
    890,000  WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                                4.75        07/01/2015           910,826
    230,000  WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE (HCFR LOC)                         4.70        05/01/2008           231,040
  1,360,000  (WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
             HOUSING REVENUE, GO OF AUTHORITY)                                          4.75        03/01/2012         1,393,402
     20,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.00        05/01/2013            19,842
    210,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                4.15        05/01/2015           207,955

                                                                                                                      13,588,915
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $302,567,531)                                                                    299,738,493
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 4.38%

COMMERCIAL PAPER - 0.89%
    300,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.05        09/13/2007           300,000
  2,500,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.10        08/08/2007         2,500,000

                                                                                                                       2,800,000
                                                                                                                  --------------

SHARES
MUTUAL FUNDS - 3.49%
 10,927,472  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                           10,927,472
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,727,472)                                                                       13,727,472
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $316,295,003)*                    100.03%                                                                   $  313,465,965

OTHER ASSETS AND LIABILITIES, NET        (0.03)                                                                         (105,045)
                                        ------                                                                    --------------
TOTAL NET ASSETS                        100.00%                                                                   $  313,360,920
                                        ======                                                                    ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

##    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,927,472.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $316,344,297 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION               $   405,056
         GROSS UNREALIZED DEPRECIATION                (3,283,388)
                                                     -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)  $(2,878,332)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.50%

ALABAMA - 0.37%
$ 1,550,000  ALABAMA HFA EAST LAKE (MFHR, GNMA)                                         4.80%       06/20/2032    $    1,495,332
                                                                                                                  --------------
ALASKA - 0.20%
    783,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
             REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                   6.20        06/01/2022           816,371
                                                                                                                  --------------
ARIZONA - 5.70%
     25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES A                                                                   5.30        11/15/2008            25,451
     30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES A PREREFUNDEDSS.                                                    5.50        11/15/2010            31,092
    290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES A PREREFUNDEDSS.                                                    5.38        02/15/2018           308,589
    195,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES A PREREFUNDEDSS.                                                    6.13        11/15/2022           204,842
     85,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES A PREREFUNDEDSS.                                                    5.88        02/15/2027            92,226
    100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES A PREREFUNDEDSS.                                                    6.25        11/15/2029           105,328
  1,500,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES B (HOSPITAL REVENUE)SS.+/-                                          4.58        02/01/2042         1,509,000
  1,500,000  ARIZONA HOUSING FINANCE AUTHORITY MORTGAGE BACKED SECURITIES
             PROGRAM SERIES B (HOUSING REVENUE, FHLMC)                                  5.15        12/01/2035         1,537,829
  3,170,000  GILA COUNTY AZ USD #10 PAYSON SCHOOL IMPROVEMENT PROJECT OF
             2006 SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)+/-%%##                 4.94        07/01/2027         3,039,998
  2,500,000  GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION (SEWER
             REVENUE)                                                                   4.90        04/01/2019         2,492,750
  1,000,000  MARICOPA COUNTY AZ USD #48 SCOTTSDALE (PROPERTY TAX REVENUE)               5.00        07/01/2023         1,066,040
  1,000,000  MARICOPA COUNTY ELEMENTARY SCHOOL DISTRICT #1 PHOENIX ELEMENTARY
             SCHOOL PROJECT OF 2006 SERIES A (PROPERTY TAX REVENUE, FGIC
             INSURED)                                                                   4.00        07/01/2021           950,660
  3,000,000  PHOENIX & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA INSURED)            5.25        08/01/2038         3,062,610
    510,000  PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT (EDUCATIONAL
             FACILITIES REVENUE)                                                        5.60        12/01/2016           501,850
    500,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT
             (WATER & SEWER REVENUE)                                                    5.45        12/01/2017           495,085
    810,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT
             (WATER & SEWER REVENUE)                                                    5.75        12/01/2032           798,255
  1,600,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION
             (WATER & WASTEWATER AUTHORITY REVENUE)                                     4.70        04/01/2022         1,561,296
  1,600,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION
             (WATER & WASTEWATER AUTHORITY REVENUE)                                     4.90        04/01/2032         1,544,704
  3,425,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                                6.00        07/15/2013         3,618,136

                                                                                                                      22,945,741
                                                                                                                  --------------
ARKANSAS - 1.49%
  3,060,000  CABOT AR SALES & USE TAX                                                   4.60        12/01/2025         3,039,590
  3,355,000  HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                       4.25        06/01/2047         2,974,275

                                                                                                                       6,013,865
                                                                                                                  --------------
CALIFORNIA - 7.57%
  2,000,000  BANNING CA FINANCING AUTHORITY ELECTRIC SYSTEMS PROJECT
             (ELECTRIC REVENUE, XLCA INSURED)                                           5.00        06/01/2038         2,048,880
  1,790,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A
             CAPITAL APPRECIATION (ECONOMIC DEVELOPMENT REVENUE, ACA INSURED)^          5.06        12/01/2017         1,063,439
  1,500,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-               4.00        12/01/2028         1,500,000
  2,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY HOUSING
             DEVELOPMENT NIDO APARTMENTS SERIES C (HOUSING REVENUE, FNMA)               5.55        05/01/2028         2,537,250
  3,695,000  CONTRA COSTA COUNTY CA PFA CONTRA COSTA CENTRE ESCROW SERIES 4
             (TAX INCREMENTAL REVENUE, MBIA INSURED)                                    4.75        08/01/2037         3,636,693

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$ 1,445,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
             APPRECIATION SENIOR LIEN SERIES A                                          7.05%       01/01/2010    $    1,555,730
  5,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
             APPRECIATION SENIOR LIEN SERIES A^                                         4.51        01/01/2019         2,993,100
  1,000,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY GRAND CENTRAL
             SQUARE CRALA SERIES A (HOUSING REVENUE, RADIAN INSURED)                    5.00        12/01/2026         1,000,760
  2,090,000  LOS ANGELES CA HFA PEPPERMILL I & II                                       5.13        04/01/2028         2,104,463
  1,000,000  MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)                     6.50        03/15/2015         1,122,280
  1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
             (TAX INCREMENTAL REVENUE LOC)                                              5.50        05/01/2014         1,912,266
  2,000,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX ALLOCATION
             REVENUE, MBIA INSURED)                                                     5.00        06/15/2033         2,056,880
  1,415,000  RAMONA CA USD (LEASE REVENUE, FGIC INSURED)%%##                            4.97        05/01/2032         1,121,586
    800,000  RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX COMMUNITY
             FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX REVENUE, MBIA
             INSURED)                                                                   5.00        09/01/2036           820,064
  1,400,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
             REVENUE)                                                                   5.50        03/01/2008         1,405,012
  1,000,000  TRAVIS CA USD (LEASE REVENUE, MBIA INSURED)%%                              5.00        09/01/2027         1,030,500
  1,000,000  TURLOCK CA PFA (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)          5.00        09/01/2036         1,025,080
  1,520,000  WASHINGTON CA USD -YOLO COUNTY NEW HIGH SCHOOL PROJECT
             (LEASE REVENUE, AMBAC INSURED)                                             5.00        08/01/2030         1,562,393

                                                                                                                      30,496,376
                                                                                                                  --------------
COLORADO - 2.46%
    565,000  AURORA SINGLE TREE METROPOLITAN DISTRICT CO (PROPERTY TAX REVENUE)         5.50        11/15/2031           559,644
  1,550,000  COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)              6.25        05/01/2036         1,615,503
    850,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++               6.13        12/15/2035           869,873
    590,000  COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT
             (EDUCATIONAL FACILITIES REVENUE)++                                         5.75        12/01/2037           601,086
  5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR LIEN
             SERIES B (TOLL ROAD REVENUE LOC)^                                          4.40        09/01/2016         3,355,200
    500,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
             IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                             5.05        05/01/2015           503,120
    415,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
             IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                             5.25        05/01/2020           417,888
  2,240,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
             APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                          4.29        06/15/2016         1,982,803

                                                                                                                       9,905,117
                                                                                                                  --------------
CONNECTICUT - 0.42%
  1,500,000  CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                         6.50        10/01/2012         1,674,165
                                                                                                                  --------------
DISTRICT OF COLUMBIA - 0.53%
  1,460,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               5.00        10/01/2037         1,503,070
    410,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION              5.38        05/15/2010           420,562
    205,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION              5.70        05/15/2012           215,541

                                                                                                                       2,139,173
                                                                                                                  --------------
FLORIDA - 4.64%
  1,875,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
             REVENUE)                                                                   4.80        11/01/2012         1,869,656
  1,050,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-              4.08        12/01/2028         1,050,000

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                        PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE         VALUE
FLORIDA (CONTINUED)
$ 1,955,000  BROWARD COUNTY FL EDUCATIONAL FACILITIES AUTHORITY NOVA
             SOUTHEASTERN UNIVERSITY (EDUCATIONAL FACILITIES REVENUE, GUARANTEE
             AGREEMENT)                                                                 5.00%       04/01/2031    $    1,995,156
  1,750,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B (OTHER
             REVENUE)                                                                   5.13        05/01/2016         1,735,773
  1,000,000  DADE COUNTY FL HEALTH FACILITIES AUTHORITY BAPTIST HOSPITAL OF
             MIAMI PROJECT SERIES A (HOSPITAL REVENUE, MBIA INSURED)                    5.75        05/01/2021         1,096,620
  1,015,000  FLORIDA HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE SERIES 4
             (HOUSING REVENUE, GNMA)                                                    4.70        07/01/2015         1,023,079
    290,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
             REVENUE LOC)                                                               4.75        12/01/2015           296,487
  1,210,000  MANATEE COUNTY FL SCHOOL BOARD (LEASE REVENUE, MBIA INSURED)               5.00        07/01/2015         1,272,714
  1,835,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL
             CENTER                                                                     6.00        11/15/2007         1,845,349
  1,000,000  MIAMI DADE COUNTY FL IDA AIRIS MIAMI II LLC
             PROJECT (IDR, AMBAC INSURED)                                               6.00        10/15/2025         1,047,550
    750,000  NORTHERN PALM BEACH COUNTY IMPROVEMENT DISTRICT FL
             WATER CONTROL & IMPROVEMENT #43 SERIES B (WATER REVENUE, ACA
             INSURED)                                                                   5.00        08/01/2031           751,148
  2,595,000  ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
             (HOUSING REVENUE, FNMA)                                                    5.05        08/01/2033         2,688,809
  2,000,000  SOUTH MIAMI HEALTH FACILITIES AUTHORITY BAPTIST HEALTH SOUTH FL
             GROUP (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                      5.00        08/15/2032         2,025,260

                                                                                                                      18,697,601
                                                                                                                  --------------
GEORGIA - 5.71%
  3,000,000  ATLANTA GA PREREFUNDED SERIES A (AIRPORT REVENUE LOC)SS.                   5.50        01/01/2010         3,141,480
  4,930,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX REVENUE LOC)        6.25        07/01/2020         5,622,172
  1,500,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY POWER COMPANY PLANT
             BOWEN PROJECT (IDR)SS.+/-                                                  3.86        03/01/2024         1,500,000
  2,235,000  EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON ROAD
             APARTMENTSSS.+/-                                                           5.00        10/01/2032         2,221,165
  1,000,000  GAINESVILLE GA RDA RIVERSIDE MILITARY ACADEMY (EDUCATIONAL
             FACILITIES REVENUE)                                                        5.00        03/01/2015         1,024,250
      5,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
             SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.                           6.50        01/01/2017             5,698
    450,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
             (ELECTRIC REVENUE LOC, MBIA INSURED)                                       6.50        01/01/2017           512,672
  4,300,000  GEORGIA STATE SERIES B                                                     6.25        03/01/2011         4,641,291
  1,000,000  GEORGIA STATE SERIES E#                                                    6.75        12/01/2012         1,134,490
  2,000,000  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES A
             (UTILITIES REVENUE LOC)                                                    5.25        01/01/2014         2,133,700
  1,060,000  THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
             PROJECT SERIES ASS.+/-                                                     5.10        12/01/2035         1,061,389
                                                                                                                      22,998,307
                                                                                                                  --------------
GUAM - 0.10%
    425,000  GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP GUAM
             PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL FACILITIES
             REVENUE, ACA INSURED)                                                      4.50        10/01/2026           402,416
                                                                                                                  --------------
ILLINOIS - 5.65%
  2,740,000  AURORA IL SERIES B                                                         5.85        12/30/2013         2,752,467
    500,000  CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDEDSS.                        5.38        07/01/2013           530,905
    870,000  CHICAGO IL PAUL G. STEWART PHASES I & II (HOUSING REVENUE, FHA
             INSURED)                                                                   4.20        09/20/2017           833,860
  1,750,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               7.00        01/01/2019         1,735,038
  4,570,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               4.50        04/01/2026         4,569,726

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL     SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ILLINOIS (CONTINUED)
$ 4,840,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               4.50%       04/01/2027    $    4,839,710
    250,000  DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
             (SPECIAL TAX REVENUE)                                                      5.40        03/01/2016           254,483
    340,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
             PROJECT SERIES A                                                           5.25        12/01/2012           348,194
  2,355,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
             PROJECT SERIES A PREREFUNDEDSS.                                            6.13        12/01/2022         2,588,263
  3,500,000  ILLINOIS FINANCE AUTHORITY NEWMAN FOUNDATION (OTHER REVENUE,
             RADIAN INSURED)                                                            5.00        02/01/2037         3,539,725
    535,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL
             PREREFUNDED CAPITAL APPRECIATIONSS.^                                       4.28        01/01/2015           389,325
    500,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL
             UNREFUNDED BALANCE CAPITAL APPRECIATION^                                   4.32        01/01/2015           362,790

                                                                                                                      22,744,486
                                                                                                                  --------------
IOWA - 0.06%
    110,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                      5.00        06/01/2009           110,175
    125,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                      5.00        06/01/2010           125,096

                                                                                                                         235,271
                                                                                                                  --------------
KANSAS - 1.72%
    765,000  CITY OF OLATHE KS SPECIAL OBLIGATION-WEST VILLAGE CENTER PROJECT
             (TAX INCREMENTAL REVENUE)%%                                                5.50        09/01/2026           764,939
    355,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
             (HCFR LOC)                                                                 6.13        04/01/2012           374,010
    810,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES SERIES A5
             (HOUSING REVENUE LOC)+/-SS.                                                5.70        12/01/2036           862,828
  3,400,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE SERIES A (SFHR, GNMA)              5.40        12/01/2037         3,531,172
    195,000  SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE GNMA (SFHR
             LOC)+/-SS.                                                                 6.50        12/01/2022           195,948
  1,235,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT TRANSPORTATION
             DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)            4.88        10/01/2028         1,216,426

                                                                                                                       6,945,323
                                                                                                                  --------------
KENTUCKY - 0.78%
  1,745,000  KENTUCKY EDFA CHRISTIAN CARE COMMUNITIES PROJECTS                          5.38        11/20/2035         1,854,237
  1,200,000  LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY
             SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                        5.75        07/01/2017         1,268,532

                                                                                                                       3,122,769
                                                                                                                  --------------
LOUISIANA - 2.10%
  3,185,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
             CORRECTIONAL FACILITIES PROJECT                                            6.25        03/01/2019         3,300,647
  3,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
             (SPECIAL TAX REVENUE, AMBAC INSURED)                                       5.00        06/01/2018         3,144,180
  1,500,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                    5.00        09/01/2007         1,498,785
    525,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                    5.00        09/01/2007           524,575

                                                                                                                       8,468,187
                                                                                                                  --------------
MASSACHUSETTS - 3.50%
  3,000,000  COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B PREREFUNDEDSS.        5.25        06/01/2010         3,107,370
  3,385,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL TRANSPORTATION
             SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)                               7.00        03/01/2014         3,867,938

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MASSACHUSETTS (CONTINUED)
$ 3,500,000  MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED PROJECT
             SERIES A LEASE REVENUE, AMBAC INSURED)                                     5.50%       01/01/2013    $    3,664,290
  3,000,000  MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SUBSERIES A           6.00        08/01/2017         3,451,980

                                                                                                                      14,091,578
                                                                                                                  --------------
MICHIGAN - 0.66%
  1,610,000  CRESCENT ACADEMY MI COP (OTHER REVENUE)                                    5.75        12/01/2036         1,631,445
  1,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
             (HOSPITAL REVENUE)                                                         5.25        11/01/2015         1,033,040

                                                                                                                       2,664,485
                                                                                                                  --------------
MINNESOTA - 2.67%
  4,600,000  BECKER MN NORTHERN STATES POWER SERIES A (IDR)                             8.50        03/01/2019         5,505,694
    600,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (LEASE
             REVENUE)                                                                   6.00        09/01/2036           612,234
  2,000,000  ST. PAUL MN HOUSING & RDA ROSSY & RICHARD SHALLER SERIES B
             (HOUSING REVENUE, BREMER BANK LOC)SS.+/-                                   4.03        03/01/2022         2,000,000
  1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC PLANT
             REVENUE LOC)                                                               5.50        01/01/2012         1,027,890
  1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                          7.50        12/01/2031         1,612,950

                                                                                                                      10,758,768
                                                                                                                  --------------
MISSISSIPPI - 0.12%
    500,000  GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER FACILITIES
             SERIES A (AIRPORT REVENUE, ACA INSURED)                                    5.00        10/01/2022           493,660
                                                                                                                  --------------
MISSOURI - 2.69%
    600,000  COTTLEVILLE MO COP (LEASE REVENUE)                                         5.25        08/01/2031           606,336
  1,070,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT                5.20        04/15/2020         1,064,404
    600,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               5.00        06/01/2027           613,164
    600,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               5.13        06/01/2037           615,420
  3,475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                         5.25        12/01/2014         3,499,707
    760,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                      5.00        09/01/2026           749,801
  3,700,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-              5.00        02/01/2029         3,704,514

                                                                                                                      10,853,346
                                                                                                                  --------------
MONTANA - 1.40%
    510,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK INTERNATIONAL
             AIRPORT SERIES A (AIRPORT REVENUE)                                         5.00        06/01/2014           510,627
    560,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK INTERNATIONAL
             AIRPORT SERIES A (AIRPORT REVENUE)                                         5.00        06/01/2016           556,478
    530,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK INTERNATIONAL
             AIRPORT SERIES A (AIRPORT REVENUE)                                         5.00        06/01/2020           518,632
    195,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK INTERNATIONAL
             AIRPORT SERIES B (AIRPORT REVENUE)                                         5.00        06/01/2023           194,399
  3,810,000  MONTANA FACILITY FINANCE AUTHORITY BENEFITS HEALTH SYSTEM
             (HOSPITAL REVENUE, GUARANTEE AGREEMENT)                                    5.00        01/01/2037         3,873,437

                                                                                                                       5,653,573
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NEVADA - 2.55%
$ 5,000,000  CLARK COUNTY NV SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE,
             AMBAC INSURED)                                                             5.00%       06/15/2019    $    5,274,850
  2,310,000  CLARK COUNTY NV SERIES A-1 (AIRPORT REVENUE, AMBAC INSURED)                5.00        07/01/2017         2,413,580
  1,000,000  DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS WASTE
             MANAGEMENT INCORPORATED (SOLID WASTE REVENUE)SS.+/-                        3.30        10/01/2014           996,900
  1,565,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA
             (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                               5.00        04/01/2031         1,596,378

                                                                                                                      10,281,708
                                                                                                                  --------------
NEW JERSEY - 2.68%
  2,735,000  HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NEW JERSEY SERIES A
             (HEFAR, MBIA INSURED)                                                      6.00        06/01/2015         2,803,320
  1,800,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER HOTEL
             SUBSERIES B                                                                6.25        01/01/2037         1,890,558
   500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)             5.63        06/15/2019           517,425
  1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE            5.75        06/15/2029         1,064,330
  2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE            5.75        06/15/2034         2,118,900
  1,000,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
             SYSTEM SERIES B PREREFUNDED (TRANSPORTATION REVENUE LOC)SS.                6.00        12/15/2011         1,082,650
    375,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY ASSET-BACKED           5.50        06/01/2011           395,918
    780,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY ASSET-BACKED
             PREREFUNDEDSS.                                                             7.00        06/01/2041           901,384

                                                                                                                      10,774,485
                                                                                                                  --------------
NEW MEXICO - 0.37%
  1,485,000  OTERO COUNTY NM (JAIL FACILITIES REVENUE)                                  5.50        04/01/2013         1,475,481
                                                                                                                  --------------
NEW YORK - 6.57%
  1,370,000  ALBANY NY IDAG SERIES A BRIGHTER
             CHOICE CHARTER SCHOOL (EDUCATIONAL FACILITIES REVENUE)                     4.55        04/01/2015         1,350,642
  1,375,000  CITY OF NEW YORK NY SERIES J (PROPERTY TAX REVENUE, MBIA INSURED)          5.25        05/15/2016         1,468,280
  2,000,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT (HFFA
             REVENUE)                                                                   4.75        12/01/2014         1,969,240
  1,000,000  NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX
             REVENUE LOC)                                                               5.45        01/15/2015         1,087,430
    260,000  NASSAU COUNTY NY IDA                                                       6.88        07/01/2010           271,027
    425,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
             (IDR, CITIBANK NA LOC)                                                     5.00        11/01/2024           433,432
   1,230,000 NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                             6.88        07/01/2010         1,271,623
   2,025,000 NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED SERIES
             BSS.                                                                       6.00        06/15/2010         2,163,206
    100,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-SS.                5.25        02/01/2029           103,832
  1,000,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES A
             (OTHER REVENUE LOC)                                                        5.63        07/01/2016         1,081,300
  1,000,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY ACTIVITIES OF
             DAILY LIVING FACILITIES SERIES C (LEASE REVENUE LOC)                       5.75        05/15/2016         1,123,040
  2,500,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY EDUCATIONAL
             FACILITIES SERIES A                                                        5.50        05/15/2019         2,738,850
  5,350,000  NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES E
             (SALES TAX REVENUE LOC)                                                    6.00        04/01/2014         5,853,114
  1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                                  5.50        10/15/2014         1,052,540
  1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                    5.60        10/15/2015         1,056,430
  1,600,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES A
             (OTHER REVENUE)++                                                          5.25        12/01/2016         1,646,656
  1,000,000  TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY LAKE
             PREREFUNDED (LEASE REVENUE LOC)SS.                                         5.63        07/01/2010         1,058,550

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
NEW YORK (CONTINUED)
$   750,000  UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED UNIVERSITY OF FLORIDA
             STADIUM (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC)                  5.00%       12/01/2016    $      751,650

                                                                                                                      26,480,842
                                                                                                                  --------------
NORTH DAKOTA - 0.31%
  1,245,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
             (RECREATIONAL FACILITIES REVENUE)                                          6.30        11/15/2010         1,246,133
                                                                                                                  --------------
OHIO - 1.59%
    790,000  COUNTY OF GREENE OH GOVERNMENTAL ENTERPRISE SERIES A
             (WATER REVENUE, MBIA INSURED)                                              5.25        12/01/2019           858,446
  1,755,000  FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                                  5.38        12/01/2020         1,824,147
  3,760,000  MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTSSS.+/-                          4.95        11/01/2035         3,729,394

                                                                                                                       6,411,987
                                                                                                                  --------------
OKLAHOMA - 0.64%
  1,957,288  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
             (EDUCATIONAL FACILITIES REVENUE)                                           6.25        08/15/2014         2,101,129
    450,000  OKLAHOMA HOUSING FINANCE AGENCY SFHR                                       6.80        09/01/2026           458,384

                                                                                                                       2,559,513
                                                                                                                  --------------
OREGON - 1.25%
    600,000  JACKSON COUNTY OR SERIES A (AIRPORT REVENUE, XLCA INSURED)%%               5.25        12/01/2037           628,434
  2,525,000  JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)%%                             5.13        12/01/2023         2,623,096
    765,000  JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)%%                             5.25        12/01/2023           805,775
  1,000,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY TERWILLIGER PLAZA
             PROJECT SERIES A (HOSPITAL REVENUE)                                        5.00        12/01/2016           989,610

                                                                                                                       5,046,915
                                                                                                                  --------------
PENNSYLVANIA - 4.09%
  2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A          7.50        12/15/2029         2,400,859
  1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED
             (PROPERTY TAX REVENUE, MBIA INSURED)SS.                                    7.50        02/01/2030         1,237,300
  1,520,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                     5.63        10/01/2015         1,527,022
  3,500,000  DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
             (HOSPITAL REVENUE, MBIA INSURED)                                           6.25        07/01/2016         3,828,195
    925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT
             SERIES C                                                                   7.75        07/01/2027         1,261,654
  1,750,000  HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE SERIES A
             (COLLEGE & UNIVERSITY REVENUE)                                             5.40        09/01/2016         1,754,883
  1,880,000  PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)            5.70        11/15/2011         1,998,478
    700,000  PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY ASSOCIATION OF
             INDEPENDENT COLLEGES & UNIVERSITIES (HEFAR, RADIAN INSURED)                5.00        05/01/2027           709,184
    585,000  PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FRANKLIN TOWNE
             CHARTER HIGH SERIES A (IDR)                                                5.00        01/01/2017           592,506
  2,000,000  PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
             DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                            4.59        08/01/2019         1,155,500

                                                                                                                      16,465,581
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
PUERTO RICO - 1.57%
$ 1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)                   5.65%       07/01/2015    $    1,092,660
  2,875,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             SERIES N (TOLL ROAD REVENUE, ASSURED GUARANTY)                             5.25        07/01/2034         3,157,555
  1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            5.00        02/01/2010         1,034,437
  1,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A                    5.50        10/01/2017         1,056,690

                                                                                                                       6,341,342
                                                                                                                  --------------
SOUTH CAROLINA - 5.19%
  3,500,000  CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION CHARLESTON
             COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)                             5.00        12/01/2018         3,627,365
  5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2027         1,054,600
    400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2028            77,896
 10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2032         1,464,836
  2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
             SERIES B^                                                                  8.14        01/01/2038           219,225
  1,650,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING EQUITY
             PREREFUNDEDSS.                                                             6.00        12/01/2012         1,819,290
  1,350,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING EQUITY
             PREREFUNDEDSS.                                                             6.00        12/01/2021         1,488,510
  1,495,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE REVENUE,
             CIFG INSURED)                                                              5.00        12/01/2020         1,558,837
  2,000,000  NEWBERRY INVESTING IN CHILDREN EDUCATION NEWBERRY COUNTY (LEASE
             REVENUE)                                                                   5.00        12/01/2030         2,038,480
  1,375,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR WILLIAMSBURG SCHOOL
             DISTRICT SC WILLIAMSBURG COUNTY PROJECT (LEASE REVENUE, RADIAN
             INSURED)                                                                   5.00        12/01/2031         1,395,598
  3,540,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
             NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
             UNIVERSITY REVENUE, AMBAC INSURED)                                         5.50        10/01/2030         3,718,168
  2,400,000  SOUTH CAROLINA STATE PORTS AUTHORITY#                                      7.80        07/01/2009         2,426,256

                                                                                                                      20,889,061
                                                                                                                  --------------
SOUTH DAKOTA - 1.79%
  2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                         5.50        05/01/2019         1,963,200
    500,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION                 7.00        11/01/2013           527,505
  1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION                 7.00        11/01/2023         1,361,905
    275,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
             SERIES A                                                                   4.75        04/01/2010           276,249
    285,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
             SERIES A                                                                   5.00        04/01/2011           288,674
    300,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
             SERIES A                                                                   5.25        04/01/2012           307,065
    320,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
             SERIES A                                                                   5.25        04/01/2013           328,762
    420,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B             5.00        04/01/2014           421,638
    685,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A             5.50        04/01/2018           702,029
  1,000,000  SOUTH DAKOTA STATE SANFORD HEALTH (HCFR)                                   5.00        11/01/2027         1,017,830

                                                                                                                       7,194,857
                                                                                                                  --------------
TENNESSEE - 0.27%
  1,075,000  MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD PRESCOTT
             PLACE APARTMENTS PROJECTSS.+/-                                             5.13        05/01/2038         1,080,096
                                                                                                                  --------------

TEXAS - 4.88%
    265,000  ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE, AMBAC
             INSURED)                                                                   4.00        02/15/2014           260,718
    310,000  ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE, AMBAC
             INSURED)                                                                   4.25        02/15/2018           299,680
    340,000  ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE, AMBAC
             INSURED)                                                                   4.50        02/15/2020           331,034
  5,500,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                    5.00        08/15/2034         5,687,660
    200,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
             FIRST TIER SERIES B (OTHER REVENUE)                                        6.00        01/01/2009           202,924

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
TEXAS (CONTINUED)
$   475,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
             FIRST TIER SERIES B (OTHER REVENUE)                                        6.00%       01/01/2010    $      485,830
  1,075,000  BRAYAN TX (WATER & SEWER REVENUE, FGIC INSURED)                            4.25        07/01/2027           996,901
  1,000,000  EANES TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING (PROPERTY TAX
             REVENUE, PERMANENT SCHOOL FUND GUARANTEED)%%                               5.00        02/15/2033         1,028,430
  1,200,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                              5.25        10/01/2016         1,238,520
    690,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                              5.25        10/01/2017           711,645
  3,000,000  LA JOYA TX INDEPENDENT SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
             REVENUE LOC)SS.                                                            5.50        02/15/2025         3,115,590
    780,000  MUELLER LOC GOVERNMENT CORPORATION TEXAS (OTHER REVENUE)                   4.38        09/01/2023           748,051
    980,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
             INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
             INSURED)                                                                   4.75        02/15/2021           974,120
  1,030,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE KIPP INCORPORATED SERIES A
             (PRIVATE SCHOOL REVENUE, ACA INSURED)                                      4.70        02/15/2020         1,021,430
  1,385,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)                 5.00        02/15/2018         1,342,730
  1,220,000  WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                          6.00        03/01/2009         1,227,552

                                                                                                                      19,672,815
                                                                                                                  --------------
UTAH - 0.50%
    800,000  COUNTY OF UTAH LINCOLN ACADEMY SERIES A (COLLEGE & UNIVERSITY
             REVENUE)%%                                                                 5.88        06/15/2037           800,992
  1,200,000  WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL FACILITIES
             REVENUE)                                                                   6.38        06/01/2037         1,217,316

                                                                                                                       2,018,308
                                                                                                                  --------------
VIRGINIA - 1.64%
  1,144,000  REYNOLDS CROSSING COMMUNITY DEVELOPMENT AUTHORITY REYNOLDS CROSSING
             PROJECT (SPECIAL TAX REVENUE)                                              5.10        03/01/2021         1,144,927
  2,910,000  TOBACCO SETTLEMENT FINANCING CORPORATION ASSET BACKED (EXCISE TAX
             REVENUE)                                                                   5.50        06/01/2026         3,131,742
  2,425,000  VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A SUBSERIES A1
             (HOUSING REVENUE, GO OF AUTHORITY)                                         4.75        01/01/2024         2,346,818

                                                                                                                       6,623,487
                                                                                                                  --------------
WASHINGTON - 1.59%
  1,500,000  NJB PROPERTIES KING COUNTY WA PROJECT SERIES A (LEASE REVENUE)             5.00        12/01/2019         1,575,960
  1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT                                     4.75        12/01/2013         1,203,864
  1,825,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED                                                                     6.50        06/01/2026         1,999,032
  1,000,000  WASHINGTON STATE HCFR KADLEC MEDICAL CENTER SERIES A (HOSPITAL
             REVENUE, GUARANTEE AGREEMENT)                                              5.00        12/01/2030         1,024,120
    615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
             PROJECT A                                                                  5.35        07/01/2014           619,465

                                                                                                                       6,422,441
                                                                                                                  --------------
WEST VIRGINIA - 0.18%
    500,000  BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM (SEWER
             REVENUE)                                                                   5.00        10/01/2022           489,000
    215,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A               5.00        06/01/2015           219,018

                                                                                                                         708,018
                                                                                                                  --------------
WISCONSIN - 7.43%
  2,800,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED
             (OTHER REVENUE)                                                            6.13        06/01/2027         2,952,028
  8,250,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            6.00        06/01/2017         8,865,945
    355,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE TAX
             REVENUE)                                                                   5.75        06/01/2012           375,168
  1,200,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
             SERIES A                                                                   5.75        08/01/2035         1,214,796

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$   520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.35%       12/01/2010    $      523,770
    390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.50        12/01/2011           393,350
  2,800,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
             (SALES TAX REVENUE LOC)                                                    5.50        12/15/2016         3,084,256
    250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
             (SALES TAX REVENUE, MBIA INSURED)                                          5.50        12/15/2017           276,388
  3,750,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-           5.00        12/01/2027         3,787,463
  1,000,000  WESTON WI CDA SERIES A                                                     4.50        10/01/2019         1,004,050
  1,600,000  WESTON WI CDA SERIES A                                                     5.25        10/01/2020         1,690,704
    645,000  WESTON WI CDA SERIES A                                                     4.70        10/01/2021           652,443
  3,030,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
             (HOUSING REVENUE)                                                          4.90        11/01/2035         3,059,664
  2,005,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
             (HOUSING REVENUE, AMBAC INSURED)                                           4.90        11/01/2035         2,027,256

                                                                                                                      29,907,281
                                                                                                                  --------------
WYOMING - 0.87%
  3,500,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN CHASE
             BANK LOC)                                                                  4.65        12/01/2016         3,488,800
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $382,932,370)                                                                    388,705,061
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 3.90%

COMMERCIAL PAPER - 1.24%
  5,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.10        08/17/2007         5,000,460
                                                                                                                  --------------

SHARES
MUTUAL FUNDS - 2.66%
 10,723,234  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                           10,723,234
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,723,234)                                                                       15,723,694
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $398,655,604)*                        100.40%                                                               $  404,428,755

OTHER ASSETS AND LIABILITIES, NET            (0.40)                                                                   (1,612,006)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  402,816,749
                                            ======                                                                ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,723,234.

##    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $398,644,118 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $ 9,812,729
         GROSS UNREALIZED DEPRECIATION                  (4,028,092)
                                                       -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 5,784,637

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.64%

ALABAMA - 0.59%
$    75,000  ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                        5.00%       12/01/2007    $       75,209
  3,945,000  LAKE MARTIN AL AREA IDA (IDR)                                              4.50        02/01/2010         3,924,881

                                                                                                                       4,000,090
                                                                                                                  --------------
ALASKA - 0.34%
    460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES REVENUE
             LOC)                                                                       6.00        01/01/2015           476,482
    405,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
             REVENUE ASSET BACKED (EXCISE TAX REVENUE)                                  4.50        06/01/2008           407,645
    769,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
             REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                   6.20        06/01/2022           801,775
    550,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
             REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                   6.50        06/01/2031           587,857

                                                                                                                       2,273,759
                                                                                                                  --------------
ARIZONA - 2.48%
  2,150,000  ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR SUBORDINATE
             SERIES                                                                     6.30        12/01/2008         2,159,288
  3,000,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES B (HOSPITAL REVENUE)SS.+/-                                          4.58        02/01/2042         3,018,000
  3,350,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN
             (WATER REVENUE)                                                            4.75        10/01/2032         3,358,342
  1,240,000  MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECTSS.+/-              4.75        08/01/2020         1,239,479
    500,000  MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE MANAGEMENT INCOME
             PROJECT (SOLID WASTE REVENUE)SS.+/-                                        3.55        12/01/2031           498,200
  1,265,000  SANTA CRUZ COUNTY AZ IDASS.+/-                                             4.75        08/01/2020         1,265,772
  1,500,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)                4.85        07/15/2014         1,485,600
  1,060,000  WATSON ROAD AZ COMMUNITY FACILITIES DISTRICT                               4.50        07/01/2007         1,059,947
  2,632,358  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION FORT
             APACHE TIMBER EQUIPMENT LEASE                                              6.25        03/04/2012         2,695,745

                                                                                                                      16,780,373
                                                                                                                  --------------
ARKANSAS - 0.94%
    510,000  GARLAND COUNTY AR FACILITIES BOARD                                         3.75        10/01/2007           509,021
    500,000  GARLAND COUNTY AR FACILITIES BOARD                                         4.20        10/01/2009           495,520
    495,000  GARLAND COUNTY AR FACILITIES BOARD                                         4.30        10/01/2010           488,763
    215,000  GARLAND COUNTY AR FACILITIES BOARD                                         4.40        10/01/2011           212,117
    505,000  GARLAND COUNTY AR FACILITIES BOARD                                         4.50        10/01/2012           498,001
  4,000,000  NORTH LITTLE ROCK AR SERIES A (ELECTRIC REVENUE, MBIA INSURED)             6.50        07/01/2010         4,145,560

                                                                                                                       6,348,982
                                                                                                                  --------------

CALIFORNIA - 9.37%
  3,750,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
             HOUSING UNITED DOMINION SERIES A (HOUSING REVENUE, GUARANTEE
             AGREEMENT)SS.+/-                                                           6.40        08/15/2030         3,838,875
    105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
             HOSPITAL ASSOCIATION SERIES C                                              4.00        03/01/2008           104,946
  2,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
             SECURITIES PROGRAM SERIES C PUTTABLE (HOUSING REVENUE, GNMA
             INSURED)SS.                                                                4.10        08/01/2039         2,472,000
  2,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
             SECURITIES SERIES D (OTHER REVENUE, GNMA)                                  4.30        08/01/2024         2,491,650

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$ 2,125,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
             (OTHER REVENUE LOC)SS.+/-                                                  3.87%       06/01/2013    $    2,125,000
    700,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (OTHER
             REVENUE)SS.+/-                                                             4.15        05/15/2029           700,000
    400,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (HCFR
             LOC)SS.+/-                                                                 4.15        05/15/2029           400,000
    675,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
             (GO - STATES, TERRITORIES)                                                 4.60        11/01/2013           668,453
  4,500,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-               4.00        12/01/2028         4,500,000
 37,530,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003 A1
             PREREFUNDED(EXCISE TAX REVENUE)SS.                                         6.25        06/01/2033        40,809,371
  2,500,000  MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT PROJECT
             AREA 1(TAX INCREMENTAL REVENUE)                                            4.40        06/01/2012         2,478,775
  1,520,000  OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)                   5.65        08/01/2014         1,551,814
    850,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
             (OTHER REVENUE)                                                            5.50        03/01/2008           853,043
    475,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
             (OTHER REVENUE)                                                            4.50        03/01/2011           472,910

                                                                                                                      63,466,837
                                                                                                                  --------------
COLORADO - 3.06%
 12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                          4.25        12/20/2040        12,739,035
  1,005,000  COLORADO ECFA DENVER ACADEMY SERIES A                                      5.00        05/01/2008         1,003,302
     20,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
             PROJECT                                                                    4.90        09/15/2007            20,008
  2,600,000  COLORADO HFA WINRIDGE APARTMENTS (HOUSING REVENUE, FNMA
             INSURED)SS.+/-                                                             3.75        02/15/2028         2,600,000
    750,000  EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A
             (AIRPORT REVENUE)                                                          5.00        05/01/2011           758,085
  1,000,000  MUNICIPAL SUBDISTRICT OF NORTHERN COLORADO WATER CONSERVANCY
             SERIES G (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)             5.25        12/01/2015         1,015,970
  2,465,000  SAND CREEK METROPOLITAN DISTRICT COLORADO                                  6.63        12/01/2017         2,571,118

                                                                                                                      20,707,518
                                                                                                                  --------------
CONNECTICUT - 0.40%
    920,000  CONNECTICUT STATE HEFA NEW OPPORTUNITIES FOR WATERBURY SERIES A
             (LEASE REVENUE LOC)                                                        6.75        07/01/2013           930,746
  2,000,000  MASHANTUCKET WESTERN PEQUOT TRIBE SUBSERIES B (SPECIAL TAX
             REVENUE)^                                                                  4.58        09/01/2009         1,813,020

                                                                                                                      62,743,766
                                                                                                                  --------------
DELAWARE - 0.44%
  2,860,000   DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES (HCFR, AMBAC
             INSURED)                                                                   5.25        10/01/2010         2,968,823
                                                                                                                  --------------
DISTRICT OF COLUMBIA - 0.95%
  1,000,000  DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY WESLEY HOUSE
             APARTMENTS PROJECT B(HOUSING REVENUE)                                      4.10        03/01/2009           999,490
    740,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION              5.38        05/15/2010           759,062
  1,500,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B PREREFUNDED
             (AIRPORT REVENUE, MBIA INSURED)SS.                                         5.70        10/01/2014         1,521,015
  3,105,000  WASHINGTON DC CONVENTION CENTER AUTHORITY SENIOR LIEN PREREFUNDED
             (EXCISE TAX REVENUE, AMBAC INSURED)SS.                                     5.00        10/01/2021         3,179,303

                                                                                                                       6,458,870
                                                                                                                  --------------
FLORIDA - 6.35%
  3,250,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
             REVENUE)                                                                   4.80        11/01/2012         3,240,738
    138,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                       6.50        09/01/2022           142,489
  3,500,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-              4.08        12/01/2028         3,500,000

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$ 1,500,000  CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK ACCOUNT
             SERIES A (OTHER REVENUE, MBIA INSURED)                                     5.00%       03/01/2011    $    1,551,555
    860,000  ESCAMBIA COUNTY FL HFA MULTI COUNTY SERIES A2 (HOUSING REVENUE LOC)        6.95        04/01/2024           884,742
  1,200,000  ESCAMBIA COUNTY HFA MULTI COUNTY PROGRAM SERIES A1 (SFHR, FHLMC)           4.15        10/01/2021         1,186,500
 10,420,000  FLORIDA HURRICANE CATASTROPHE FUND SERIES A (OTHER REVENUE)                5.00        07/01/2009        10,639,028
    435,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
             SYSTEM SERIES G (HCFR LOC)                                                 5.00        11/15/2009           443,169
    400,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
             SYSTEM SERIES G (HCFR LOC)                                                 5.00        11/15/2010           409,516
    495,000  HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT UNIVERSITY
             COMMUNITY HOSPITAL SERIES A (HCFR LOC)                                     4.90        08/15/2007           495,480
    455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
             PARKING SOLUTIONS PROJECT (IDR LOC)                                        3.63        10/01/2008           451,401
      5,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
             PARKING SOLUTIONS PROJECT (IDR LOC)                                        3.80        10/01/2009             4,957
    195,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING REVENUE
             LOC)                                                                       6.50        11/01/2023           196,975
  1,180,000  MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (OTHER REVENUE)
             SS.+/-                                                                     5.00        05/01/2031         1,216,462
  2,500,000  MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, MBIA
             INSURED)SS.+/-                                                             5.50        05/01/2030         2,619,375
  3,100,000  ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HCFR, RADIAN
             INSURED)SS.+/-                                                             2.73        10/27/2022         3,100,000
  1,610,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
             MBIA INSURED)                                                              5.00        05/01/2011         1,663,967
    650,000  ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS PROJECT
             SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.                             8.00        01/01/2017           713,011
  1,448,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CERTIFICATES FL SERIES
             2004 C CLASS A                                                             4.05        11/01/2008         1,437,473
  5,000,000  UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED UNIVERSITY OF FLORIDA
             STADIUM (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC)SS.+/-            3.40        02/01/2020         4,905,050
  4,200,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                        4.08        12/01/2028         4,200,000

                                                                                                                      43,001,888
                                                                                                                  --------------
GEORGIA - 2.10%
  1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)                                    5.50        11/01/2011         1,048,190
  2,000,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY POWER COMPANY PLANT BOWEN
             PROJECT (IDR)SS.+/-                                                        3.86        03/01/2024         2,000,000
  3,000,000  BURKE COUNTY DEVELOPMENT AUTHORITY VOGTLE PROJECT REMARKETED
             11-21-02 (OTHER REVENUE)SS.+/-                                             3.85        10/01/2032         3,000,000
  2,262,454  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                         4.20        08/01/2013         2,262,635
    838,108  DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B                       4.20        08/01/2013           838,175
    706,641  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                    4.20        03/01/2013           706,775
  3,975,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER PLANT COMPANY
             FIRST SERIES (IDR)SS.+/-                                                   3.85        06/01/2023         3,975,000
    427,474  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                  4.20        03/01/2013           427,474

                                                                                                                      14,258,249
                                                                                                                  --------------
ILLINOIS - 5.05%
  3,405,000  AURORA IL SERIES B                                                         4.90        12/30/2011         3,415,215
    940,000  AURORA IL TAX INCREMENTAL REVENUE                                          5.00        12/30/2008           944,183
    990,000  AURORA IL TAX INCREMENTAL REVENUE                                          5.00        12/30/2009           996,702
  3,000,000  CHICAGO IL HOUSING AUTHORITY CAPITAL PREREFUNDED (HOUSING
             REVENUE)SS.                                                                5.00        07/01/2012         3,134,880
  1,500,000  CHICAGO IL SERIES C (HOUSING REVENUE, GNMA)                                4.20        06/01/2022         1,491,510
  2,225,000  CHICAGO IL SERIES E (HOUSING REVENUE, GNMA)                                4.15        06/01/2022         2,206,822

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE

ILLINOIS (CONTINUED)
$ 2,865,000  DE WITT FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             (EDUCATIONAL FACILITIES REVENUE)                                           4.50%       04/01/2018    $    2,864,828
  3,040,000  DE WITT FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             (EDUCATIONAL FACILITIES REVENUE)                                           4.50        04/01/2019         3,039,818
  3,220,000  DE WITT FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             (EDUCATIONAL FACILITIES REVENUE)                                           4.50        04/01/2020         3,219,807
  2,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY CHICAGO
             SERIES B (COLLEGE & UNIVERSITY REVENUE)SS.+/-                              4.05        07/01/2025         2,000,000
  1,000,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECTSS.+/-          4.80        08/01/2025         1,000,650
     90,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
             SERIES A                                                                   4.90        07/01/2007            90,003
    390,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
             SERIES A                                                                   5.38        07/01/2009           397,071
  1,000,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
             SERIES A (OTHER REVENUE)                                                   4.85        07/01/2012         1,007,060
  1,480,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
             SERIES A (OTHER REVENUE)                                                   4.75        07/01/2010         1,486,986
  1,440,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
             SERIES A (OTHER REVENUE)                                                   4.80        07/01/2011         1,449,374
    215,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                     4.63        07/01/2008           214,759
  1,050,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
             (HOSPITAL REVENUE)                                                         5.50        10/01/2010         1,090,730
    560,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
             SYSTEMS PROJECT(HCFR LOC)                                                  5.25        10/01/2009           569,733
    375,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE, FIRST
             SECURITY BANK LOC)                                                         4.38        07/01/2015           369,896
  1,500,000  ILLINOIS STATE (OTHER REVENUE, FGIC INSURED)                               5.35        02/01/2015         1,516,710
  1,355,000  SALEM IL AMERICANA BUILDING PRODUCTSSS.+/-                                 4.46        04/01/2017         1,355,000
    340,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL          6.05        12/01/2011           361,185
                                                                                                                      34,222,922
                                                                                                                  --------------
INDIANA - 1.38%
    765,000  BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE REVENUE, MBIA
             INSURED)                                                                   6.25        07/05/2016           847,773
  2,600,000  HAMILTON COUNTY INDUSTRIAL PUBLIC BUILDING CORPORATION (OTHER
             REVENUE)                                                                   3.90        12/01/2007         2,599,506
  3,000,000  INDIANA HEFA VAR MARION GENERAL HOSPITAL PROJECT (NURSING HOME
             REVENUE, CIFG INSURED)SS.+/-                                               3.90        07/01/2035         3,000,000
    695,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER REVENUE)            4.00        08/15/2012           687,515
    380,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER REVENUE)            4.00        08/15/2012           375,907
    795,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES C (OTHER REVENUE)            4.00        08/15/2012           785,714
  1,045,000  SHELBY COUNTY IN JAIL BUILDING CORPORATION                                 5.40        07/15/2008         1,053,903

                                                                                                                       9,350,318
                                                                                                                  --------------
IOWA - 2.59%
    490,000  MUSCATINE IA (ELECTRIC REVENUE)                                            9.70        01/01/2013           557,958
    815,000  SHELDON IA SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS REVENUESS.+/-           4.03        11/01/2015           815,000
  2,170,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED SERIES B (EXCISE TAX REVENUE LOC)                                   5.50        06/01/2011         2,284,598
    180,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                    5.50        06/01/2012           190,910
  1,895,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                    5.50        06/01/2013         2,009,856
    385,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                    5.50        06/01/2014           408,335

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
IOWA (CONTINUED)
$10,775,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
             BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                    5.30%       06/01/2025    $   11,262,784

                                                                                                                      17,529,441
                                                                                                                  --------------
KANSAS - 2.87%
    100,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
             (OTHER REVENUE)%%                                                          5.00        09/01/2009           100,504
    205,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
             (OTHER REVENUE)%%                                                          5.00        09/01/2010           206,240
    225,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
             (OTHER REVENUE)%%                                                          5.00        03/01/2011           225,959
    200,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
             (OTHER REVENUE)%%                                                          5.00        09/01/2011           200,958
  2,000,000  COUNTIES OF SEDWICK & SHAWNEE KS SERIES B-5 (HOUSING REVENUE, GNMA)        4.10        12/01/2023         1,973,020
  1,500,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
             NOTES BETHEL UNIVERSITY SERIES B (OTHER REVENUE)                           5.25        05/01/2008         1,503,615
  3,000,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
             NOTES OTTAWA UNIVERSITY SERIES E (OTHER REVENUE)                           5.25        05/01/2008         3,007,230
    800,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
             NOTES SOUTHWESTERN (OTHER REVENUE)                                         5.25        05/01/2008           801,928
    445,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                           4.15        08/01/2015           446,842
  1,000,000  OLATHE KS GARDENS CREEKSIDE (OTHER REVENUE, FHLMC INSURED)SS.+/-           4.13        06/01/2039         1,000,090
  7,955,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
             SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.75        12/01/2012         7,921,748
  2,100,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
             SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.85        12/01/2013         2,084,628

                                                                                                                      19,472,762
                                                                                                                  --------------
KENTUCKY - 1.03%
  6,340,000  ASHLAND KY PCR                                                             5.70        11/01/2009         6,588,084
    400,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-               4.08        12/01/2028           400,000

                                                                                                                       6,988,084
                                                                                                                  --------------
LOUISIANA - 0.78%
  1,914,000  NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS                 6.25        01/15/2011         2,035,635
    660,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                             5.00        09/01/2007           659,465
    270,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                    5.00        09/01/2007           269,781
  1,000,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                    5.00        09/01/2007           999,190
  1,295,000  VILLAGE OF EPPS LA                                                         7.25        06/01/2009         1,302,925

                                                                                                                       5,266,996
                                                                                                                  --------------
MARYLAND - 0.45%
  3,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS APARTMENT
             PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.                          4.90        05/15/2031         3,070,620
                                                                                                                  --------------

MASSACHUSETTS - 2.27%
    110,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL
             DISABILITIES INCORPORATED                                                  6.25        06/01/2008           110,451
    775,000  MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)                 5.25        07/01/2009           790,198
  1,000,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY SENIOR LIVING FACILITY
             FORGE HILL PROJECT PREREFUNDED (NURSING HOME REVENUE)SS.                   6.75        04/01/2030         1,038,290
  1,480,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY SENIOR LIVING FACILITY
             FORGE HILL PROJECT PREREFUNDED (NURSING HOME REVENUE)SS.                   7.00        04/01/2008         1,539,955

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MASSACHUSETTS(CONTINUED)
$ 7,000,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER SUPPLY
             (ELECTRIC REVENUE, AMBAC INSURED)                                          5.45%       07/01/2018    $    7,008,540
  1,730,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
             PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                            5.50        01/01/2013         1,811,206
  2,935,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCOME PROJECT
             SERIES A (LEASE REVENUE, AMBAC INSURED)                                    5.50        01/01/2016         3,069,863

                                                                                                                      15,368,503
                                                                                                                  --------------
MICHIGAN - 0.19%
  1,145,000  COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE (PROPERTY TAX
             REVENUE, FGIC INSURED)                                                     7.88        05/01/2011         1,260,805
                                                                                                                  --------------
MINNESOTA - 1.96%
    370,000  ALEXANDRIA MN (IDR, US BANK NA LOC)SS.+/-                                  4.35        06/01/2010           370,000
  1,290,000  DELANO MN (IDR, MARQUETTE BANK)SS.+/-                                      4.30        04/01/2017         1,290,000
    470,000  MINNESOTA DULUTH APARTMENT LEASE REVENUE SERIES 95C PREREFUNDED
             (AIRPORT REVENUE LOC)SS.                                                   6.25        08/01/2014           470,390
    410,000  MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                            5.35        02/01/2008           412,575
  1,430,000  OWATONNA MN HOUSING SECOND CENTURY PROJECT SERIES A (HOUSING
             REVENUE)SS.+/-                                                             3.93        01/01/2030         1,430,000
  7,000,000  ST. PAUL MN HOUSING & RDA ROSSY & RICHARD SHALLER SERIES B
             (HOUSING REVENUE, BREMER BANK LOC)SS.+/-                                   4.03        03/01/2022         7,000,000
  2,325,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE, AMBAC
             INSURED)                                                                   5.40        01/01/2009         2,339,624

                                                                                                                      13,312,589
                                                                                                                  --------------
MISSOURI - 2.00%
  3,000,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES
             TAX REVENUE, CIFG INSURED)                                                 4.00        04/15/2026         2,971,020
  1,020,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
             REVENUE)                                                                   4.50        04/01/2021         1,014,451
  6,130,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                           3.88        08/01/2018         6,088,255
  2,000,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                         5.25        12/01/2014         2,014,220
    800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
             AUTHORITY AMERICAN CYANAMID COMPANY                                        5.80        09/01/2009           824,240
    125,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES
             B2                                                                         6.40        03/01/2029           127,578
    200,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES
             D2                                                                         6.30        03/01/2029           203,742
    325,000  NEVADA MO NEVADA REGIONAL MEDICAL CENTER                                   6.00        10/01/2007           325,644

                                                                                                                      13,569,150
                                                                                                                  --------------
MONTANA - 0.90%
  1,000,000  MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE PROJECT
             (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                             5.38        09/01/2011         1,032,740
  4,955,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
             REVENUE, MBIA INSURED)                                                     6.88        06/01/2020         5,069,311

                                                                                                                       6,102,051
                                                                                                                  --------------
NEBRASKA - 0.14%
    880,000  O'NEILL NE ST. ANTHONY'S PROJECT                                           6.25        09/01/2012           915,974
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NEVADA - 0.76%
  1,495,000  CLARK COUNTY NEVADA PASSENGER FACILITIES LAS VEGAS MCCARRAN
             INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA INSURED)                      5.38%       07/01/2013    $    1,531,657
  2,000,000  DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS WASTE
             MANAGEMENT INCORPORATED (SOLID WASTE REVENUE)SS.+/-                        3.30        10/01/2014         1,993,800
  1,145,000  NEVADA HOUSING DIVISION MULTIPLE UNIT RIVERWOOD I & II-A (HOUSING
             REVENUE, US BANK NA LOC)                                                   3.90        04/01/2009         1,141,485
    500,000  WASHOE COUNTY NV                                                           5.00        06/01/2009           510,820

                                                                                                                       5,177,762
                                                                                                                  --------------
NEW HAMPSHIRE - 0.62%
  2,660,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL HOSPITAL
             ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.                         6.05        03/01/2009         2,760,521
  1,420,000  NEW HAMPSHIRE HEFA NEW HAMPSHIRE MEDICAL CENTER SERIES A                   4.00        10/01/2007         1,419,830

                                                                                                                       4,180,351
                                                                                                                  --------------
NEW JERSEY - 7.90%
  5,000,000  BAYONNE NJ TAX ANTICIPATION NOTES (TAX REVENUE)                            4.75        09/18/2007         5,005,300
  3,000,000  BAYONNE NJ TRAN (PROPERTY TAX REVENUE)                                     5.00        09/19/2007         3,004,440
  1,000,000  CITY OF ASBURY PARK NJ                                                     5.00        09/06/2007         1,000,990
  1,490,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE            5.63        06/15/2017         1,491,609
  2,100,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY SEABROOK VILLAGE INCOME
             SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                                 8.00        11/15/2010         2,371,929
  2,750,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)                      4.80        08/01/2021         2,764,163
  4,885,000  NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER SERIES A
             (HCFR LOC)                                                                 5.60        07/01/2007         4,885,342
    670,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK APARTMENTS
             PROJECT SERIES A (MFHR, JPMORGAN CHASE BANK LOC)SS.+/-                     4.10        03/15/2040           667,883
  2,500,000  PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER REVENUE)            4.25        12/19/2007         2,503,675
  1,390,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ                                4.38        06/01/2019         1,397,895
 25,415,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)           5.75        06/01/2032        27,033,173
  1,365,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET-BACKED                   5.00        06/01/2009         1,394,034

                                                                                                                      53,520,433
                                                                                                                  --------------
NEW MEXICO - 1.85%
    470,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                         3.70        04/01/2010           468,134
    755,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY                                      4.05        07/01/2026           750,644
  6,500,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE,
             GNMA INSURED)                                                              4.20        07/01/2028         6,463,730
    510,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
             REVENUE LOC)                                                               7.10        09/01/2030           523,546
  1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
             (HOUSING REVENUE, GNMA INSURED)                                            4.40        01/01/2027           990,410
  1,060,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING
             REVENUE LOC)                                                               6.75        09/01/2029         1,067,886
    380,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
             REVENUE LOC)                                                               6.80        03/01/2031           381,273
  1,805,000  NEW MEXICO STATE HOSPITAL EQUIPMENT LOAN COUNCIL PRESBYTERIAN
             HEALTHCARE SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                      5.50        08/01/2030         1,917,758

                                                                                                                      12,563,381
                                                                                                                  --------------
NEW YORK - 3.55%
  2,460,000  AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN INSURED)
             SS.+/-                                                                     4.20        10/01/2031         2,455,129
    500,000  BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-                  4.25        11/01/2037           499,385
  2,175,000  MIDDLETOWN NY HOUSING AUTHORITY SUMMITFIELD & MOORE HEIGHTS
             (MHFR, FNMA)                                                               3.90        07/01/2009         2,170,433

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NEW YORK (CONTINUED)
$   505,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C                 5.63%       11/01/2010    $      519,256
    205,000  NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM F1
             (IDR, ACA INSURED)                                                         4.30        07/01/2010           205,687
  1,325,000  NEW YORK CITY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES
             VAUGHN COLLEGE AERONAUTICS SERIES A                                        5.00        12/01/2016         1,327,915
  1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
             FACILITIES                                                                 5.00        11/01/2011         1,027,830
  8,065,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE & UNIVERSITY
             REVENUE, CIFG INSURED)SS.+/-                                               6.00        11/15/2023         8,732,137
    325,000  ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM G1
             (IDR, ACA INSURED)                                                         4.35        07/01/2011           326,424
  1,900,000  PORT AUTHORITY NEW YORK & NEW JERSEY SERIES 2ND INSTALLMENT
             (AIRPORT REVENUE, GO OF AUTHORITY)                                         5.10        07/01/2010         1,919,095
    165,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                       6.88        07/01/2010           171,831
  3,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B-1C (OTHER REVENUE)         5.50        06/01/2017         3,673,145
  1,000,000  UTICA NY IDAG (COLLEGE & UNIVERSITY REVENUE, CITIZENS BANK LOC)
             SS.+/-                                                                     4.50        10/01/2034         1,007,190

                                                                                                                      24,035,457
                                                                                                                  --------------
NORTH CAROLINA - 0.72%
    800,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                     6.00        01/01/2009           810,488
  1,990,000  NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP SERIES 14A
             (HOUSING REVENUE, AMBAC INSURED)                                           4.35        01/01/2028         1,991,015
  1,000,000  PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                        5.30        12/01/2009         1,026,870
  1,025,000  SANFORD NC WATER & SEWER (PROPERTY TAX REVENUE, MBIA INSURED)              4.90        03/01/2009         1,036,091

                                                                                                                       4,864,464
                                                                                                                  --------------
OHIO - 2.82%
  6,000,000  ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
             INSURED)SS.+/-                                                             3.90        12/01/2032         6,000,000
  5,240,000  CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BOND ANTICIPATION NOTES
             (OTHER REVENUE)                                                            4.00        03/01/2008         5,229,310
  4,000,000  FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                                  5.38        12/01/2020         4,157,600
    700,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                  5.50        02/15/2008           706,454
  3,000,000  LEIPSIC OH (WATER & SEWER REVENUE)                                         4.75        12/11/2007         2,994,570

                                                                                                                      19,087,934
                                                                                                                  --------------
OKLAHOMA - 1.13%
  1,200,000  CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR, ACA
             INSURED)++                                                                 4.10        12/01/2011         1,193,556
    325,000  COMANCHE COUNTY OK EDFA HOSPITAL PROJECT SERIES B                          5.35        07/01/2008           328,101
    230,000  GRADY COUNTY OK EDUCATION FACILITIES AUTHORITY (LEASE REVENUE)             4.75        09/01/2011           232,788
  4,490,000  MUSKOGEE OK INDUSTIAL TRAINING EDUCATIONAL FACILITIES MUSKOGEE
             PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE AGREEMENT)                4.25        09/01/2012         4,514,022
  1,325,000  OKLAHOMA STATE INDUSTRIAL AUTHORITY REVENUE                                6.25        08/15/2015         1,391,793

                                                                                                                       7,660,260
                                                                                                                  --------------
OREGON - 0.37%
  2,500,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT SERIES
             B (ELECTRIC REVENUE)                                                       5.00        01/01/2012         2,515,000
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
OTHER - 0.56%
$ 3,854,816  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU
             CERTIFICATES C+/-                                                          3.38%       11/01/2008    $    3,812,182
                                                                                                                  --------------
PENNSYLVANIA - 6.58%
    930,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY PITTSBURGH MERCY
             HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC INSURED)                            5.40        08/15/2009           951,902
  3,100,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT UPMC HEALTH SYSTEMS SERIES
             A-1 (HOSPITAL REVENUE)SS.+/-                                               3.85        09/15/2032         3,100,000
  1,740,000  ALLENTOWN PA SACRED HEART HOSPITAL                                         4.75        07/01/2008         1,732,588
  1,580,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                     5.25        10/01/2010         1,582,212
  1,005,000  DELAWARE COUNTY PA HOSPITAL AUTHORITY CROZNER KEYSTONE OBLIGATION
             GROUP SERIES B (HOSPITAL REVENUE)                                          5.00        12/15/2008         1,017,965
  3,675,000  DELAWARE COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY RESOURCE
             RECOVERY FACILITY SERIES A (IDR)                                           6.10        07/01/2013         3,774,372
  3,750,000  DELAWARE RIVER PORT AUTHORITY PA & NJ (TOLL ROAD REVENUE LOC)              5.45        01/01/2012         3,779,738
  7,000,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER
             REVENUE LOC)SS.+/-                                                         0.89        07/01/2027         6,999,090
    675,000  MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)               5.00        11/15/2009           685,692
    723,077  PENNSYLVANIA HFA SFMR+/-                                                   4.35        06/01/2008           723,077
  7,300,000  PENNSYLVANIA HOUSING FINANCE AGENCY MULTI FAMILY DEVELOPMENT
             SERIES L (MFHR, GO OF AUTHORITY)                                           4.20        07/01/2009         7,305,110
  2,360,000  PHILADELPHIA PA HOSPITALS & HEFAR JEANES HEALTH SYSTEMS PROJECT            6.60        07/01/2010         2,451,450
  5,630,000  PHILADELPHIA PA HOSPITALS & HEFAR JEFFERSON HEALTH SYSTEMS SERIES A
             (HCFR LOC)                                                                 5.25        05/15/2010         5,731,002
  1,110,000  PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC INSURED)                   5.50        06/15/2016         1,166,566
    450,000  SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG LLC
             PROJECT                                                                    5.25        01/01/2009           448,947
  3,175,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT                4.00        06/15/2008         3,136,170

                                                                                                                      44,585,881
                                                                                                                  --------------
PUERTO RICO - 0.68%
    310,000  CHILDREN'S TRUST FUND PUERTO RICO                                          4.00        05/15/2010           306,999
  2,925,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                           5.75        07/01/2010         3,003,127
    925,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            5.00        02/01/2008           930,300
    390,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CENTRAL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY            5.00        12/01/2008           395,218

                                                                                                                       4,635,644
                                                                                                                  --------------
SOUTH CAROLINA - 2.87%
  1,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
             B^                                                                         8.14        01/01/2027           284,742
  2,835,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
             B^                                                                         8.14        01/01/2028           552,088
 18,250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
             B^                                                                         8.14        01/01/2037         1,733,203
 14,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
             B^                                                                         8.14        01/01/2038         1,271,505
    250,000  GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A               5.50        04/01/2011           252,093
  2,000,000  JASPER COUNTY SC SERIES A (OTHER REVENUE)                                  3.85        07/15/2007         1,999,820
  5,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
             (HOSPITAL REVENUE)SS.+/-                                                   4.48        08/01/2039         5,500,000
  3,250,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
             ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.                    7.13        12/15/2015         3,626,220
  1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
             SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                                 6.88        08/01/2027         1,147,270

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
SOUTH CAROLINA (CONTINUED)
$   760,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED PALMETTO
             HEALTH ALLIANCE SERIES A                                                   5.00%       08/01/2008    $      767,182
  2,255,000  SOUTH CAROLINA STATE PORTS AUTHORITY                                       7.80        07/01/2009         2,279,670

                                                                                                                      19,413,793
                                                                                                                  --------------
SOUTH DAKOTA - 1.25%
  5,500,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECTSS.+/-                     4.13        12/01/2012         5,500,000
    225,000  SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                             4.25        04/01/2008           224,755
    260,000  SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                             4.50        04/01/2009           260,114
    460,000  SOUTH DAKOTA EDFA MCFLEEG PROJECT B                                        4.38        04/01/2011           453,247
  1,000,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                    4.03        11/01/2027         1,000,000
  1,000,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES BSS.+/-           4.03        11/01/2020         1,000,000

                                                                                                                       8,438,116
                                                                                                                  --------------
TENNESSEE - 0.70%
  2,550,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
             DEVELOPMENT BOARD (IDR, GUARANTEE AGREEMENT)SS.+/-                         3.75        08/01/2031         2,549,108
  1,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
             DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-                          3.90        08/01/2019         1,200,000
  1,000,000  SEVIER COUNTY TN UTILITY DISTRICT (UTILITIES REVENUE, AMBAC INSURED)       5.40        05/01/2011         1,021,320

                                                                                                                       4,770,428
                                                                                                                  --------------
TEXAS - 7.24%
  6,760,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
             SECOND TIER SERIES B PREREFUNDED (OTHER REVENUE, ZC SPECIALTY
             INSURED)SS.                                                                5.75        01/01/2011         7,086,170
  9,655,000  BEXAR COUNTY TX REVENUE PROJECT                                            5.75        08/15/2022        10,028,552
  1,220,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                              5.00        10/01/2011         1,234,823
    970,000  GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS APARTMENTS
             PROJECT (HOUSING REVENUE LOC)                                              3.88        01/01/2010           967,362
  5,940,000  HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)                          5.75        02/15/2012         6,212,943
  4,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
             CHILDREN'S HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)                    5.25        10/01/2019         4,151,040
  2,715,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
             MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE, FIRST SECURITY
             BANK LOC)                                                                  5.20        05/15/2020         2,791,292
  3,350,000  LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST. JOSEPH
             HEALTH SYSTEM (HOSPITAL REVENUE)                                           5.25        07/01/2017         3,412,746
  1,625,000  MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL OWNERSHIP SERIES 14
             PARK ROW HOUSTON TX HFC PUTTABLE (MFHR, GUARANTEE AGREEMENT)SS.            5.75        11/01/2034         1,691,495
  5,165,000  MUNIMAE TRUST SERIES 2001-9 CLASS ASS.+/-                                  4.40        08/24/2009         5,138,039
  1,840,000  ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES B
             (HOUSING REVENUE LOC)                                                      6.38        10/01/2011         1,840,515
    290,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE BROOK
             APARTMENTS PROJECT                                                         4.95        12/01/2008           290,905
  4,000,000  UNIVERSITY OF TEXAS FINANCING SYSTEM SERIES B PREREFUNDED (COLLEGE
             & UNIVERSITY REVENUE)SS.                                                   5.38        08/15/2019         4,211,080

                                                                                                                      49,056,962
                                                                                                                  --------------
UTAH - 0.16%
  1,077,340  DAVIS COUNTY UT SCHOOL DISTRICT                                            4.55        09/07/2008         1,068,667
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
VIRGIN ISLANDS - 0.49%
$ 1,500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                  5.50%       10/01/2014    $    1,541,265
  1,750,000  VIRGIN ISLANDS PFA SERIES D                                                6.00        10/01/2007         1,757,963

                                                                                                                       3,299,228
                                                                                                                  --------------
VIRGINIA - 0.25%
  1,700,000  HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                                   5.00        07/15/2009         1,701,462
                                                                                                                  --------------
WASHINGTON - 1.17%
    820,000  CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED
             PROJECT SERIES A+/-                                                        3.38        08/01/2007           819,500
  1,000,000  KING COUNTY WA SERIES G PREREFUNDED (PROPERTY TAX REVENUE)SS.              5.00        12/01/2014         1,005,090
    590,000  QUINCY WA WATER & SEWER REVENUE                                            4.50        11/01/2008           590,578
    575,000  QUINCY WA WATER & SEWER REVENUE                                            4.75        11/01/2009           578,594
    205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                   6.00        06/01/2010           206,320
  2,720,000  SPOKANE COUNTY WA SCHOOL DISTRICT #81 (PROPERTY TAX REVENUE, MBIA
             INSURED)^                                                                  2.48        12/01/2009         2,562,458
    200,000  TOBACCO SETTLEMENT AUTHORITY WA ASSET BACKED                               5.25        06/01/2009           203,204
    690,000  WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT (HOUSING
             REVENUE LOC)                                                               6.25        12/01/2011           690,828
  1,185,000  WASHINGTON STATE UNREFUNDED BALANCE SERIES 93 A (PROPERTY TAX
             REVENUE)                                                                   5.75        10/01/2012         1,245,601

                                                                                                                       7,902,173
                                                                                                                  --------------
WEST VIRGINIA - 0.26%
  1,420,000  BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER REVENUE)                   4.38        10/01/2011         1,400,148
    330,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                          7.00        10/01/2010           345,170

                                                                                                                       1,745,318
                                                                                                                  --------------
WISCONSIN - 5.06%
  8,590,000  BADGER TOB ASSET SECURITIZATION CORPORATION ASSET BACKED (OTHER
             REVENUE)                                                                   6.13        06/01/2027         9,056,428
    465,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            5.00        06/01/2008           467,981
    710,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            5.00        06/01/2009           718,527
  1,805,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            5.75        06/01/2011         1,889,853
  6,450,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            6.00        06/01/2017         6,931,557
  2,875,000  FREEDOM WI SANITATION DISTRICT #1 BOARD ANTICIPATION NOTES (OTHER
             REVENUE)                                                                   4.90        06/01/2011         2,885,666
     85,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
             MARSHALL & ISLEY BANK LOC)SS.+/-                                           3.75        06/01/2031            85,000
  2,000,000  KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                          4.75        03/01/2011         2,007,200
  2,000,000  OCONOMOWOC WI AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE)                  3.85        03/01/2011         1,981,540
    570,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  4.85        12/01/2007           569,555
    605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.05        12/01/2008           605,417
    650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                                  5.20        12/01/2009           651,391
     15,000  STEVENS POINT WI CDA SECTION 8                                             6.50        09/01/2009            15,769
    300,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED CLASS
             A                                                                          4.25        08/15/2008           299,643
    200,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED CLASS
             A                                                                          4.50        08/15/2009           199,910
  1,500,000  WISCONSIN HEFA THREE PILLARS COMMUNITIES                                   5.00        08/15/2010         1,518,120
    130,000  WISCONSIN HEFA TOMAH MEMORIAL HOSPITAL INCORPORATED PROJECT                4.13        07/01/2007           129,996
  2,420,000  WISCONSIN HEFA WHEATON FRANCISCAN SERVICES INCORPORATED (HCFR, MBIA
             INSURED)                                                                   6.10        08/15/2009         2,528,924
  1,710,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F                5.20        07/01/2018         1,722,586

                                                                                                                      34,265,063
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
WYOMING - 1.02%
$ 2,605,000  CONVERSE COUNTY WY MEMORIAL HOSPITAL PROJECT PREREFUNDED (NURSING
             HOME REVENUE)SS.                                                          9.00%        12/01/2010    $    3,027,609
  2,855,000  GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES ASS.+/-      4.38         06/01/2024         2,855,000
  1,050,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL CENTER       5.25         12/01/2007         1,050,326

                                                                                                                       6,932,935
                                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $658,493,667)                                                                    654,672,264
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 2.60%

COMMERCIAL PAPER - 1.15%
  4,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                4.10         08/08/2007         4,000,000
  1,500,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                4.25         08/21/2007         1,500,000
    869,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                4.05         09/13/2007           869,000
  1,450,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                4.30         10/10/2007         1,450,000

                                                                                                                       7,819,000
                                                                                                                  --------------

SHARES
MUTUAL FUNDS - 1.45%
  9,811,761  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                            9,811,761
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,630,761)                                                                       17,630,761
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $676,124,428)*                         99.24%                                                               $  672,303,025
OTHER ASSETS AND LIABILITIES, NET             0.76                                                                     5,175,216
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  677,478,241
                                            ======                                                                ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,811,761.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $676,852,615 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $   367,734
         GROSS UNREALIZED DEPRECIATION                  (4,917,324)
                                                       -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $(4,549,590)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 95.73%

ALASKA - 0.22%
$   915,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
             REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                  6.20%        06/01/2022    $      953,997
                                                                                                                  --------------
ARIZONA - 1.59%
  2,000,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
             SERIES B (HOSPITAL REVENUE)SS.+/-                                         4.58         02/01/2042         2,012,000
  2,005,000  MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL REVENUE)          5.00         07/01/2016         2,027,276
  1,825,000  MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECTSS.+/-               4.75         08/01/2020         1,826,113
  1,000,000  SANTA CRUZ COUNTY AZ IDASS.+/-                                            4.75         08/01/2020         1,000,610

                                                                                                                       6,865,999
                                                                                                                  --------------
ARKANSAS - 1.41%
  4,465,000  ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT LOAN
             SERIES B (HEFAR LOC, GSL INSURED)                                         5.35         06/01/2009         4,471,474
    585,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                      3.50         11/01/2008           583,146
  1,000,000  SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)                4.00         07/01/2027           997,520

                                                                                                                       6,052,140
                                                                                                                  --------------
CALIFORNIA - 10.05%
    160,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)               4.70         08/01/2016           160,822
    500,000  CALIFORNIA POLLUTION CONTROL FINACING AUTHORITY WASTE MANAGEMENT
             INCORPORATED PROJECT SERIES C (IDR)SS.+/-                                 4.85         12/01/2027           500,690
  8,200,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-            4.15         05/15/2029         8,200,000
  7,800,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
             (HCFR LOC)SS.+/-                                                          4.15         05/15/2029         7,800,000
  1,600,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-              4.00         12/01/2028         1,600,000
 23,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003 A1
             PREREFUNDED (EXCISE TAX REVENUE)SS.                                       6.25         06/01/2033        25,009,740

                                                                                                                      43,271,252
                                                                                                                  --------------
COLORADO - 3.00%
    190,831  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A (HOUSING
             REVENUE LOC)                                                              5.25         11/01/2019           191,646
 12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                         4.25         12/20/2040        12,739,035

                                                                                                                      12,930,681
                                                                                                                  --------------
CONNECTICUT - 0.26%
  1,080,000  CONNECTICUT RESOURCES RECOVERY AUTHORITY CONNECTICUT SYSTEMS SERIES
             A PREREFUNDED (OTHER REVENUE, MBIA INSURED)SS.                            5.50         11/15/2011         1,103,004
                                                                                                                  --------------
DISTRICT OF COLUMBIA - 1.29%
  5,500,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B PREREFUNDED
             (AIRPORT REVENUE, MBIA INSURED)SS.                                        5.70         10/01/2014         5,577,055
                                                                                                                  --------------
FLORIDA - 4.59%
  1,000,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
             REVENUE)                                                                  4.80         11/01/2012           997,150
  2,200,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                   5.38         12/01/2009         2,265,538
  2,000,000  FLORIDA HURRICANE CATASTROPHE FUND SERIES A (OTHER REVENUE)               5.00         07/01/2009         2,042,040
  1,080,000  HALIFAX HOSPITAL MEDICAL CENTER FLORIDA HALIFAX MANAGEMENT SYSTEM
             SERIES A (HCFR, ACA INSURED)                                              4.60         04/01/2008         1,082,160
    250,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
             SOLUTIONS PROJECT (IDR LOC)                                               3.50         10/01/2007           249,528

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$ 1,100,000  LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY PROJECT
             (HCFR)                                                                    5.00%        11/15/2009    $    1,113,453
  3,000,000  ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HCFR, RADIAN INSURED)
             SS.+/-                                                                    3.98         10/27/2022         3,000,000
  1,320,000  SANTA ROSA BAY BRIDGE AUTHORITY (TOLL ROAD REVENUE, ACA INSURED)^         4.04         07/01/2008         1,268,084
  1,625,000  SANTA ROSA BAY BRIDGE AUTHORITY (TOLL ROAD REVENUE, ACA INSURED)^         4.08         07/01/2009         1,498,851
    450,000  TAMPA FL (WATER & SEWER REVENUE)                                          6.80         10/01/2007           453,402
  5,800,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                       4.08         12/01/2028         5,800,000

                                                                                                                      19,770,206
                                                                                                                  --------------
GEORGIA - 1.19%
  1,500,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY POWER COMPANY PLANT BOWEN
             PROJECT (IDR)SS.+/-                                                       3.86         03/01/2024         1,500,000
  2,795,000  BURKE COUNTY DEVELOPMENT AUTHORITY VOGTLE PROJECT REMARKETED
             11/21/02 (OTHER REVENUE)SS.+/-                                            3.85         10/01/2032         2,795,000
    835,000  COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED PROJECT
             (HOSPITAL REVENUE)                                                        5.00         12/01/2008           843,300

                                                                                                                       5,138,300
                                                                                                                  --------------
IDAHO - 0.30%
  1,300,000  MERRILLVILLE IN MULTI SCHOOL BUILDING CORPORATION BOND ANTICIPATION
             VOTES (COLLEGE & UNIVERSITY REVENUE)                                      4.38         04/01/2008         1,302,431
                                                                                                                  --------------
ILLINOIS - 6.37%
    900,000  AURORA IL TAX INCREMENTAL REVENUE                                         5.00         12/30/2007           901,764
  1,030,000  CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)                              5.25         01/01/2020         1,061,703
  2,020,000  DE WITT, FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             ADJUSTABLE DEBT CERTIFICATES (GO - SCHOOL DISTRICTS)                      4.50         04/01/2012         2,019,879
  2,140,000  DE WITT, FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             ADJUSTABLE DEBT CERTIFICATES (GO - SCHOOL DISTRICTS)                      4.50         04/01/2013         2,139,872
  2,405,000  DE WITT, FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             ADJUSTABLE DEBT CERTIFICATES (GO - SCHOOL DISTRICTS)                      4.50         04/01/2015         2,404,856
  2,550,000  DE WITT, FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             ADJUSTABLE DEBT CERTIFICATES (GO - SCHOOL DISTRICTS)                      4.50         04/01/2016         2,549,847
  2,705,000  DE WITT, FORD ETCETERA COUNTIES IL COMMUNITY COLLEGE DISTRICT #540
             ADJUSTABLE DEBT CERTIFICATES (GO - SCHOOL DISTRICTS)                      4.50         04/01/2017         2,704,838
    175,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECTSS.+/-         4.80         08/01/2025           175,114
  3,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTHCARE SYSTEM (NURSING HOME
             REVENUE, RADIAN INSURED)SS.+/-                                            3.95         11/15/2031         3,000,000
  1,000,000  LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES                     4.13         12/01/2010         1,000,510
  4,435,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY ILLINOIS
             WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)                        5.13         05/01/2011         4,497,223
    900,000  QUINCY IL QUINCY HOSPITAL REVENUE (HOSPITAL REVENUE)                      5.00         11/15/2009           915,885
  4,000,000  STATE OF ILLINOIS (OTHER REVENUE, MBIA INSURED)                           4.80         06/01/2014         4,070,640

                                                                                                                      27,442,131
                                                                                                                  --------------
INDIANA - 6.84%
  8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A(I)                            5.63         07/01/2033         7,839,862
  2,500,000  ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES (TAX
             INCREMENTAL REVENUE)                                                      4.38         10/04/2008         2,500,025
  4,080,000  HAMMOND IN MULTI SCHOOL BULDING CORPORATION FIRST MORTGAGE (LEASE
             REVENUE, MBIA INSURED)                                                    6.13         07/15/2019         4,128,022

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
INDIANA (CONTINUED)
$ 9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES ASS.+/-(I)                           5.50%       04/01/2030    $    8,796,825
  6,085,000  UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A (COLLEGE &
             UNIVERSITY REVENUE, AMBAC INSURED)                                         5.00        10/01/2011         6,202,197

                                                                                                                      29,466,931
                                                                                                                  --------------
IOWA - 1.32%
  1,100,000  CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT (IDR)SS.+/-              3.60        11/01/2023         1,089,198
  1,000,000  IOWA FINANCIAL AUTHORITY CARE INITIATIVES PROJECT SERIES A (PROPERTY
             TAX REVENUE)                                                               5.00        07/01/2007         1,000,040
    300,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION NOTES
             SERIES D (COLLEGE & UNIVERSITY REVENUE)                                    5.62        05/20/2008           303,372
  1,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION SERIES H
             (COLLEGE & UNIVERSITY REVENUE)                                             5.75        05/20/2008         1,010,330
  1,000,000  LANSING IA INTERSTATE POWER COMPANY (IDR)                                  3.60        11/01/2008           989,280
  1,285,000  SHELDON IA SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS REVENUESS.+/-           4.03        11/01/2015         1,285,000

                                                                                                                       5,677,220
                                                                                                                  --------------
KANSAS - 4.17%
  1,000,000  BURLINGTON KS KANSAS CITY POWER & LIGHT (WATER REVENUE)SS.+/-              4.75        09/01/2015         1,001,180
  2,820,000  EMPORIA KS TEMPORARY NOTES (PROPERTY TAX REVENUE)                          4.13        10/15/2008         2,815,319
  1,925,000  JUNCTION CITY KS SERIES A (OTHER REVENUE)                                  5.00        06/01/2008         1,940,496
  2,500,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
             NOTES MIDAMERICA SERIES D (OTHER REVENUE)                                  5.25        05/01/2008         2,506,025
  7,370,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
             SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.75        12/01/2012         7,339,193
  2,390,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
             SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                        3.85        12/01/2013         2,372,505

                                                                                                                      17,974,718
                                                                                                                  --------------
KENTUCKY - 1.70%
    115,000  COVINGTON KY ALLEN & ALLENSS.+/-                                           4.38        09/01/2016           113,806
  5,800,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-               4.08        12/01/2028         5,800,000
  1,390,000  NEWPORT KY BID ANTICIPATION NOTES (OTHER REVENUE)                          4.05        12/01/2007         1,390,083

                                                                                                                       7,303,889
                                                                                                                  --------------
LOUISIANA - 3.75%
  9,075,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE CHARLES
             MEMORIAL HOSPITAL PROJECT (HCFR LOC)SS.+/-                                 3.88        12/01/2018         9,075,000
  1,000,000  LIVINGSTON PARISH LA WATERWORKS BID ANTICIPATION NOTES (WATER
             REVENUE)                                                                   4.25        09/01/2008           999,450
  2,112,114  ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE                             4.57        08/20/2007         2,108,186
    940,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                             5.00        09/01/2007           939,239
  2,000,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT FACILITIES
             REVENUE INTERNATIONAL MARINE TERMINAL PROJECT SERIES A KREDITBANK NV
             LOC (TRANSPORTATION REVENUE LOC)SS.+/-                                     3.65        03/15/2025         1,993,060
    520,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                    5.00        09/01/2007           519,579
    505,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                    5.00        09/01/2007           504,591

                                                                                                                      16,139,105
                                                                                                                  --------------
MARYLAND - 0.05%
    210,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT PROGRAM         4.40        04/01/2023           210,160
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MASSACHUSETTS - 1.39%
$ 6,000,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER SUPPLY
             (ELECTRIC REVENUE, AMBAC INSURED)                                          5.45%       07/01/2018    $    6,007,320
                                                                                                                  --------------
MICHIGAN - 1.04%
  2,500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED OBLIGATION
             BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK LOC)SS.+/-                   4.35        06/01/2041         2,500,550
  1,970,000  YPSILANTI MI SCHOOL DISTRICT STATE AID NOTES (EDUCATIONAL FACILITIES
             REVENUE)                                                                   4.15        08/20/2007         1,970,355

                                                                                                                       4,470,905
                                                                                                                  --------------
MINNESOTA - 1.67%
  3,180,000  CANBY MN COMMUNITY HOSPITAL DISTRICT #1 SIOUX VALLEY HOSPITALS &
             HEALTHSS.+/-                                                               4.03        11/01/2026         3,180,000
  4,000,000  ST. PAUL MN HOUSING & RDA ROSSY & RICHARD SHALLER SERIES B (HOUSING
             REVENUE, BREMER BANK LOC)SS.+/-                                            4.03        03/01/2022         4,000,000

                                                                                                                       7,180,000
                                                                                                                  --------------
MISSOURI - 2.72%
  4,550,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                           3.88        08/01/2018         4,519,015
  2,579,317  MISSOURI STATE HEFA LEASE SUBLEASE PURCHASE                                3.09        07/15/2008         2,562,113
  1,855,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE SINGLE
             FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC, GNMA/FNMA
             INSURED)                                                                   7.15        03/01/2032         1,972,885
    450,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                     4.80        03/01/2019           450,446
  2,000,000  NEVADA MO NEVADA REGIONAL MEDICAL CENTER PREREFUNDED (HCFR)SS.             6.75        10/01/2031         2,219,220

                                                                                                                      11,723,679
                                                                                                                  --------------
MONTANA - 1.51%
    355,000  MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS COMPENSATION
             PROJECT (OTHER REVENUE, MBIA INSURED)                                      6.88        06/01/2011           367,358
  5,980,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER REVENUE,
             MBIA INSURED)                                                              6.88        06/01/2020         6,117,958

                                                                                                                       6,485,316
                                                                                                                  --------------
NEBRASKA - 0.18%
    775,000  OMAHA NE TRIBE PUBLIC IMPROVEMENT AUTHORITY(I)                             7.50        06/01/2009           776,860
                                                                                                                  --------------
NEW HAMPSHIRE - 2.28%
  2,000,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL HOSPITAL
             ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.                         6.05        03/01/2009         2,075,580
  1,500,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES BREWSTER SERIES B
             (OTHER REVENUE)                                                            5.00        04/23/2008         1,506,795
  1,600,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES COLBY SAWYER SERIES D
             (OTHER REVENUE)                                                            4.75        04/23/2008         1,607,568
  3,000,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES FRANKLIN SERIES E
             (OTHER REVENUE)                                                            4.75        04/23/2008         3,014,190
  1,600,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES TILTON SCHOOL SERIES G
             (OTHER REVENUE)                                                            4.75        04/23/2008         1,607,568

                                                                                                                       9,811,701
                                                                                                                  --------------
NEW JERSEY - 5.60%
  2,398,500  ASBURY PARK NJ BOAD ANTICIPATION NOTES (PROPERTY TAX REVENUE)              4.25        12/05/2007         2,396,605
  3,500,000  BAYONNE NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                  5.00        10/26/2007         3,506,405
  3,000,000  BAYONNE NJ TAX ANTICIPATION NOTES (TAX REVENUE)                            4.75        09/18/2007         3,003,180

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NEW JERSEY (CONTINUED)
$ 2,000,000  PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER REVENUE)            4.25%       12/19/2007    $    2,002,940
  3,725,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ                                4.38        06/01/2019         3,746,158
  5,465,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)           5.75        06/01/2032         5,812,957
  1,664,000  WEEHAWKEN TOWNSHIP NJ BOND ANTICIPATION SERIES A (PROPERTY
             TAX REVENUE)                                                               4.25        05/16/2008         1,663,884
  2,000,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION SERIES B (PROPERTY TAX
             REVENUE)                                                                   4.25        10/11/2007         2,000,240

                                                                                                                      24,132,369
                                                                                                                  --------------
NEW MEXICO - 4.03%
  1,065,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                    5.00        01/01/2008         1,069,697
  1,030,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
             (HOUSING REVENUE, GNMA INSURED)                                            3.90        01/01/2019         1,028,579
  1,550,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
             (HOUSING REVENUE, GNMA INSURED)                                            4.13        07/01/2019         1,549,504
 13,690,000  PUEBLO OF SANDIA NMSS.+/-                                                  5.33        03/01/2015        13,690,000

                                                                                                                      17,337,780
                                                                                                                  --------------
NEW YORK - 0.56%
  1,060,000  MONROE NY NEWPOWER CORPORATION                                             3.30        01/01/2009         1,038,938
  1,415,000  NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE REVENUE)^           5.97        01/01/2011         1,151,499
    235,000  WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
             SERIES E1 (IDR, ACA INSURED)                                               4.25        07/01/2009           235,806

                                                                                                                       2,426,243
                                                                                                                  --------------
NORTH DAKOTA - 0.50%
    440,000  NORTH DAKOTA STATE HFA MORTGAGE REVENUE HOUSING FINANCE PROGRAM            4.60        01/01/2023           440,004
             SERIES A
     40,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
             MORTGAGE SERIES A                                                          4.60        01/01/2023            40,142
    505,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
             MORTGAGE SERIES D                                                          5.40        07/01/2029           507,227
  1,165,000  OAKES ND (WATER REVENUE)                                                   4.00        01/01/2008         1,163,590

                                                                                                                       2,150,963
                                                                                                                  --------------
OHIO - 2.37%
  2,000,000  ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN                3.65        12/01/2032         2,000,000
             INSURED)SS.+/-
  1,000,000  FRANKLIN COUNTY OH WORLEY TERRACE APARTMENTS PROJECT (HOUSING
             REVENUE, GIC-RABOBANK NEDERLAND LOC)%%                                     4.13        11/01/2008         1,000,410
    800,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B+/-SS.                 5.10        09/15/2014           800,000
  3,000,000  LEIPSIC OH (WATER & SEWER REVENUE)                                         4.75        12/11/2007         2,994,570
  3,400,000  LORAIN OH (PROPERTY TAX REVENUE)                                           4.50        10/03/2007         3,400,170

                                                                                                                      10,195,150
                                                                                                                  --------------
OKLAHOMA - 2.64%
    525,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN SHATTUCK
             PROJECT                                                                    5.00        08/01/2008           524,974
  1,210,000  OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM SERIES
             D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                                7.10        09/01/2028         1,226,069
  4,500,000  OKLOHOMA INDUSTRIES AUTHORITY HEALTH SYSTEMS BAPTIST CENTER SERIES
             C (NURSING HOME REVENUE, AMBAC INSURED)                                    6.38        08/15/2009         4,598,865
  5,045,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHN'S PHYSICIANSSS.+/-                  3.70        11/01/2014         5,042,276

                                                                                                                      11,392,184
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
OREGON - 1.48%
$ 1,000,000  COW CREEK BAND UMPQUA TRIBE OF INDIANS OR SERIES C (OTHER REVENUE)         4.88%       10/01/2008    $      999,120
  4,500,000  OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES CXLVIISS.
             +/-                                                                        3.97        02/01/2012         4,500,000
    860,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
             PROJECT                                                                    5.63        08/01/2007           861,118

                                                                                                                       6,360,238
                                                                                                                  --------------
OTHER - 1.11%
  4,818,486  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU
             CERTIFICATES CSS.+/-                                                       3.38        11/01/2008         4,765,194
                                                                                                                  --------------

PENNSYLVANIA - 3.95%
  2,275,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT UPMC HEALTH SYSTEMS SERIES
             A-1 (HOSPITAL REVENUE)SS.+/-                                               3.85        09/15/2032         2,275,000
  1,730,000  ALLENTOWN PA SACRED HEART HOSPITAL                                         5.00        11/15/2007         1,730,190
    535,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN
             HOSPITAL PROJECT                                                           3.50        11/15/2007           533,711
  2,369,231  PENNSYLVANIA HFA SFMR+/-                                                   4.35        06/01/2008         2,369,231
  4,800,000  PENNSYLVANIA HOUSING FINANCE AGENCY MULTI FAMILY DEVELOPMENT
             SERIES L (MFHR, GO OF AUTHORITY)                                           4.20        07/01/2009         4,803,360
  2,500,000  PITTSBURGH PA URBAN RDA LOU MASON JUNIOR REPLACEMENTSS.+/-                 5.00        12/01/2010         2,500,275
  2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT                4.00        06/15/2008         2,790,450

                                                                                                                      17,002,217
                                                                                                                  --------------
SOUTH CAROLINA - 1.63%
  2,170,000  JASPER COUNTY SC SERIES A (OTHER REVENUE)                                  3.85        07/15/2007         2,169,805
    830,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES B2
             (HOUSING REVENUE, FIRST SECURITY BANK LOC)                                 5.13        07/01/2008           832,955
  4,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
             (HOSPITAL REVENUE)SS.+/-                                                   4.48        08/01/2039         4,000,000

                                                                                                                       7,002,760
                                                                                                                  --------------
SOUTH DAKOTA - 3.90%
  4,900,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECTSS.+/-                     4.13        12/01/2012         4,900,000
  4,215,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                    4.03        11/01/2025         4,215,000
  4,335,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                    4.03        11/01/2027         4,335,000
  2,975,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES BSS.+/-           4.03        11/01/2020         2,975,000
    380,000  SOUTH DAKOTA STATE HEFA RAPID CITY REGIONAL HOSPITAL PROJECT
             (HFFA REVENUE)                                                             7.75        09/01/2007           382,500

                                                                                                                      16,807,500
                                                                                                                  --------------
TENNESSEE - 1.55%
  1,060,000  KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
             UNIVERSITY HEALTH SYSTEMS INCORPORATED (HCFR)                              4.00        04/01/2008         1,059,396
    415,000  KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
             UNIVERSITY HEALTH SYSTEMS INCORPORATED (HCFR)                              4.00        04/01/2009           413,726
  4,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
             DEVELOPMENT BOARD (IDR, GUARANTEE AGREEMENT)SS.+/-                         3.75        08/01/2031         4,198,530
  1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
             DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-                          3.90        08/01/2019         1,000,000

                                                                                                                       6,671,652
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TEXAS - 1.63%
$ 1,000,000  EL PASO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
             PERMANENT SCHOOL FUND GUARANTEED)                                          5.00%       02/15/2012    $    1,016,190
  6,000,000  WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON WATER
             PRODUCTS PROJECTSS.+/-                                                     4.38        10/30/2026         6,000,000

                                                                                                                       7,016,190
                                                                                                                  --------------
UTAH - 1.18%
    989,000  EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT #983                        5.50        12/15/2008           987,744
  1,200,000  SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD REDEVELOPMENT
             TAX INCREMENT SERIES A                                                     5.25        10/01/2007         1,202,988
    380,000  UTAH HFA SFMR (HOUSING REVENUE LOC)                                        6.00        01/01/2031           385,833
  2,500,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N (HEFAR LOC,
             AMBAC GSL INSURED)                                                         5.90        11/01/2007         2,513,475

                                                                                                                       5,090,040
                                                                                                                  --------------
VIRGINIA - 1.32%
  3,000,000  CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT                           5.25        02/01/2008         3,001,440
  1,000,000  LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT SERIES A
             (IDR)SS.+/-                                                                4.25        09/01/2030           998,660
    160,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL ROAD
             REVENUE, ACA INSURED)SS.^                                                  5.55        08/15/2021            73,880
     40,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL ROAD
             REVENUE, ACA INSURED)SS.^                                                  5.57        08/15/2022            17,435
    485,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD 1ST TIER SUBSERIES C
             PREREFUNDED (TOLL ROAD REVENUE)SS.^                                        5.56        08/15/2017           278,366
    100,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B PREREFUNDED
             (TOLL ROAD REVENUE)SS.^                                                    5.19        08/15/2015            65,930
    125,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B PREREFUNDED
             (TOLL ROAD REVENUE)SS.^                                                    5.45        08/15/2019            65,120
  1,180,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED                   4.00        06/01/2013         1,177,864

                                                                                                                       5,678,695
                                                                                                                  --------------
WASHINGTON - 2.13%
  2,115,000  KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX REVENUE)        6.38        12/01/2008         2,162,059
  7,045,000  MUNIMAE TRUST SERIES 2001-11 CLASS A PUTTABLE (HOUSING REVENUE,
             FHLMC)SS.                                                                  3.95        01/13/2011         7,027,317

                                                                                                                       9,189,376
                                                                                                                  --------------
WISCONSIN - 1.26%
    550,000  GREEN BAY WI HOUSING AUTHORITY SISTERS OF SAINT FRANCIS PROJECT
             (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        3.75        01/01/2035           550,000
  1,400,000  MILWAUKEE WI RDA AUTHORITY HEARTLOVE PLACE PROJECT (OTHER REVENUE,
             CITIZENS BANK LOC)SS.+/-                                                   3.75        06/01/2037         1,400,000
  1,400,000  MILWAUKEE WI RIVERWEST STUDENT HOUSING PROJECT (OTHER REVENUE,
             MARSHALL & ISLEY BANK LOC)SS.+/-                                           3.70        10/01/2036         1,400,000
    780,000  MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION NOTES
             (SEWER REVENUE)                                                            4.50        05/01/2011           784,157
  1,300,000  OCONTO FALLS WI PUBLIC SCHOOLS DISTRICT TRAN (EDUCATIONAL
             FACILITIES REVENUE)                                                        3.75        10/01/2007         1,298,332

                                                                                                                       5,432,489
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $414,427,991)                                                                    412,286,040
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 3.38%

COMMERCIAL PAPER - 1.51%
$ 2,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.10%       08/08/2007    $    2,000,000
  1,500,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.05        09/13/2007         1,500,000
  1,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.25        08/21/2007         1,000,000
  1,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.30        10/10/2007         1,000,000
  1,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.20        08/23/2007         1,000,000

                                                                                                                       6,500,000
                                                                                                                  --------------
SHARES
MUTUAL FUNDS - 1.87%
  8,058,940  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                             8,058,940
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,558,940)                                                                       14,558,940
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $428,986,931)*                         99.11%                                                               $  426,844,980
OTHER ASSETS AND LIABILITIES, NET             0.89                                                                     3,833,809
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  430,678,789
                                            ======                                                                ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,058,940.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $430,339,937 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $   194,288
         GROSS UNREALIZED DEPRECIATION                  (3,689,245)
                                                       -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $(3,494,957)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 97.70%

GUAM - 0.05%
$     5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                       5.25%       10/01/2013    $        5,192
     20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A (SALES TAX
             REVENUE LOC)                                                               5.50        11/01/2008            20,452
     10,000  TERRITORY OF GUAM SERIES A                                                 5.20        11/15/2008            10,010

                                                                                                                          35,654
                                                                                                                  --------------

LOUISIANA - 0.29%
    205,000  EAST BATON ROUGE LA NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
             US GOVERNMENT GUARANTEED)                                                  5.13        06/01/2009           208,952
                                                                                                                  --------------

OKLAHOMA - 0.04%
     25,000  OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
             US GOVERNMENT GUARANTEED)                                                  5.75        05/01/2009            25,735
                                                                                                                  --------------

PENNSYLVANIA - 0.28%
    200,000  LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE,
             US GOVERNMENT GUARANTEED)                                                  5.75        05/01/2008           202,946
                                                                                                                  --------------

PUERTO RICO - 24.29%
    275,000  CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS                       5.00        05/15/2009           278,325
    250,000  CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS (EXCISE
             TAX REVENUE)                                                               4.13        05/15/2011           247,475
     25,000  CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS (OTHER
             REVENUE LOC)                                                               5.00        05/15/2008            25,157
     50,000  CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS (OTHER
             REVENUE)                                                                   4.38        05/15/2009            50,047
    525,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                           5.75        07/01/2010           539,023
    100,000  COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)                  5.50        07/01/2013           107,938
  1,000,000  COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK LOC)         6.50        07/01/2013         1,131,160
    200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A
             (FUEL SALES TAX REVENUE LOC)                                               5.50        07/01/2016           220,748
  1,500,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENTS
             (OTHER REVENUE, FIRST SECURITY BANK LOC)                                   5.25        07/01/2020         1,639,260
  2,845,000  MUNICIPAL SECURITIES TRUST CERTIFICATES SERIES 2000-107 CLASS A
             (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-                          3.73        05/19/2009         2,845,000
     25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY
             (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                 6.25        07/01/2012            27,565
  1,000,000  PUERTO RICO COMMONWEALTH (SALES TAX REVENUE, GUARANTEE AGREEMENT)          5.50        07/01/2018         1,111,760
    300,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY                       10.25        07/01/2009           319,059
  1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
             N (TOLL ROAD REVENUE, ASSURED GUARANTY)                                    5.25        07/01/2034         1,098,280
    355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION SERIES O^        4.64        07/01/2017           224,449
    770,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH PREREFUNDED
             (ELECTRIC REVENUE LOC)SS.                                                  5.25        07/01/2029           806,737
    405,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDEDSS.              5.25        07/01/2022           432,601
    100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE
             LOC)                                                                       5.00        07/01/2011           103,780
    105,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC REVENUE,
             MBIA INSURED)                                                              6.13        07/01/2009           109,629
    200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
             (FUEL SALES TAX REVENUE LOC)                                               5.50        07/01/2013           215,876
  1,900,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J
             (HOUSING REVENUE, FHA INSURED)SS.+/-                                       3.77        06/01/2021         1,900,000
    100,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
             FACILITIES ABBOTT LABORATORIES PROJECT (IDR)SS.+/-                         3.95        03/01/2023            99,685

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
PUERTO RICO (CONTINUED)
$   500,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
             FACILITIES ABBOTT LABORATORIES PROJECT (IDR)SS.+/-                         3.95%       03/01/2023    $      499,555
     50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
             FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED PROJECT                6.25        11/15/2013            51,974
    405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
             SYSTEM PROJECT                                                             5.00        12/01/2009           413,031
    430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
             SYSTEM PROJECT                                                             5.00        12/01/2010           440,294
     25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA
             HOSPITAL PROJECT A                                                         6.50        11/15/2020            27,001
     60,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA
             HOSPITAL PROJECT A (HCFR LOC)                                              5.88        08/01/2012            60,086
    215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
             CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR. PILA
             HOSPITAL PROJECT A (HCFR LOC)                                              5.50        07/01/2017           218,511
    775,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY FLOATERS SERIES 1534
             (SALES TAX REVENUE, FGIC INSURED)SS.+/-                                    3.77        07/01/2043           775,000
    500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE LOC)          5.25        08/01/2021           526,385
    300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A PREREFUNDED
             (PROPERTY TAX REVENUE LOC)SS.                                              5.75        08/01/2013           314,466
    105,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B
             (PROPERTY TAX REVENUE, CIFG INSURED)                                       5.25        07/01/2017           114,110
     40,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES D (LEASE REVENUE)            5.13        07/01/2024            40,983
    500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                            5.50        07/01/2021           560,395
     25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE REVENUE LOC)        5.60        07/01/2008            25,358

                                                                                                                      17,600,703
                                                                                                                  --------------

TEXAS - 3.51%
  3,700,000  EAST TEXAS FINANCE CORPORATION (SFHR, MBIA INSURED)^                       4.35        03/01/2016         2,547,117
                                                                                                                  --------------

VIRGIN ISLANDS - 6.14%
    500,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^                   0.49        05/15/2011           490,670
     45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE & UNIVERSITY
             REVENUE LOC)                                                               5.30        12/01/2008            45,818
    150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE & UNIVERSITY
             REVENUE LOC)                                                               5.85        12/01/2014           157,403
  1,000,000  VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                                  5.25        10/01/2019         1,045,290
    200,000  VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES LOAN NOTE SERIES A
             PREREFUNDED (TAX REVENUE LOC)SS.                                           6.13        10/01/2029           215,168
  1,500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                  5.50        10/01/2014         1,541,265
    250,000  VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                              5.00        10/01/2014           258,585
    180,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                                    5.20        10/01/2009           184,009
     10,000  VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                                7.30        10/01/2018            12,037
    500,000  VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER REVENUE)            5.00        07/01/2031           500,000

                                                                                                                       4,450,245
                                                                                                                  --------------

WASHINGTON - 0.28%
    200,000  SEATTLE WA NEW PUBLIC HOUSING AUTHORITY
             (HOUSING REVENUE, US GOVERNMENT GUARANTEED)                                5.25        06/01/2009           204,314
                                                                                                                  --------------

WISCONSIN - 62.82%
     20,000  ASHWAUBENON WI CDA ARENA PROJECT                                           4.80        06/01/2016            20,619
    100,000  ASHWAUBENON WI CDA ARENA PROJECT                                           5.05        06/01/2019           103,948
    815,000  ASHWAUBENON WI CDA ARENA PROJECT                                           5.10        06/01/2020           849,564

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$   195,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A PREREFUNDEDSS.                   5.80%       06/01/2009    $      201,936
     50,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET BACKED            6.00        06/01/2017            53,733
     65,000  BARABOO WI CD A                                                            4.50        03/01/2008            65,231
     95,000  BARABOO WI CD A                                                            4.70        03/01/2010            96,520
     80,000  BARABOO WI CD A                                                            4.80        03/01/2011            81,854
    800,000  BELOIT WI CDA SERIES A PREREFUNDEDSS.                                      5.50        03/01/2020           845,048
     50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
             INCORPORATED PROJECT SERIES B                                              4.20        04/01/2012            50,092
    100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
             INCORPORATED PROJECT SERIES B                                              4.50        04/01/2014           100,819
     65,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
             INCORPORATED PROJECT SERIES B                                              5.13        04/01/2021            66,340
    175,000  CUDAHY WI CDA                                                              4.70        06/01/2009           177,856
  1,540,000  CUDAHY WI CDA                                                              4.55        06/01/2019         1,551,565
     25,000  CUDAHY WI CDA (LEASE REVENUE)                                              5.00        06/01/2014            25,476
     10,000  CUDAHY WI CDA PREREFUNDED (LEASE REVENUE)SS.                               5.00        06/01/2014            10,202
     25,000  GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED PROJECT              5.13        02/01/2011            25,005
    500,000  GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                                  4.75        10/01/2020           506,090
     45,000  GLENDALE WI CDA TAX INCREMENT 6                                            5.00        10/01/2019            45,968
    100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                            4.90        07/01/2010           100,937
    115,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
             LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)#                4.15        02/01/2008           115,302
      5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
             LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 4.35        02/01/2010             5,062
     10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
             LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 4.45        02/01/2011            10,191
    175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
             LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 4.75        02/01/2014           179,519
    140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
             LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                 5.00        02/01/2019           143,737
     20,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED SERIES A
             (HOUSING REVENUE LOC)                                                      6.15        12/01/2030            20,808
  1,445,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY VILLAGE
             HOUSING INCORPORATED                                                       5.00        04/01/2016         1,517,337
    950,000  GREEN BAY WI HOUSING AUTHORITY SISTERS OF SAINT FRANCIS PROJECT
             (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                        3.75        01/01/2035           950,000
     20,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                         5.00        02/15/2013            20,446
     10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                         5.50        02/15/2021            10,295
  1,500,000  GREEN BAY WI RDA CONVENTION CENTER PROJECT SERIES A PREREFUNDEDSS.         5.25        06/01/2024         1,538,220
    100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                          5.15        04/01/2013           102,593
    500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECTSS.+/-             4.75        09/01/2033           500,745
    885,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
             MARSHALL & ISLEY BANK LOC)SS.+/-                                           3.75        06/01/2031           885,000
    245,000  JOHNSON CREEK WI CDA                                                       4.65        12/01/2012           250,449
     10,000  JOHNSON CREEK WI CDA                                                       5.00        12/01/2016            10,278
    200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING REVENUE
             LOC)                                                                       6.00        11/20/2041           204,824
    280,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND PARK
             (HOUSING REVENUE LOC)                                                      5.40        02/20/2043           284,911
     40,000  MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES                   5.90        12/01/2008            40,014

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$    25,000  MADISON WI NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
             US GOVERNMENT GUARANTEED)                                                  4.88%       03/01/2009    $       25,321
  1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                    5.10        07/01/2022         1,037,140
  1,000,000  MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS PREREFUNDED
             (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.                         5.13        08/01/2021         1,055,800
    100,000  MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                5.10        12/01/2023           100,176
  1,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A                4.60        08/01/2022         1,003,020
  2,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS PREREFUNDEDSS.                   5.13        08/01/2022         2,111,600
    470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.05        07/01/2019           482,972
    470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.15        07/01/2020           484,227
    470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.20        07/01/2021           485,449
    470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.30        07/01/2022           488,241
    470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B             5.35        07/01/2023           489,613
    300,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
             SERIES A                                                                   5.75        08/01/2035           303,699
    100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A
             (COLLEGE & UNIVERSITY REVENUE LOC)                                         4.20        10/01/2010           100,658
     95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                                        4.20        08/01/2011            95,885
  1,000,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECTSS.+/-          3.70        09/01/2040         1,000,000
     40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT          5.00        12/01/2018            40,080
    100,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT
             (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                                 4.20        12/01/2007           100,132
    125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT
             (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                                 4.30        12/01/2008           125,204
     15,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                           4.70        06/01/2009            15,006
  1,100,000  MILWAUKEE WI RIVERWEST STUDENT HOUSING PROJECT
             (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                           3.70        10/01/2036         1,100,000
  1,000,000  NEENAH WI CDA SERIES A                                                     5.13        12/01/2023         1,043,650
     50,000  OAKFIELD WI CDA                                                            4.40        12/01/2008            50,280
    350,000  OAKFIELD WI CDA                                                            5.40        12/01/2021           362,831
    150,000  OCONTO FALLS WI CDA                                                        4.15        06/01/2008           150,495
    150,000  OCONTO FALLS WI CDA                                                        4.05        06/01/2009           150,602
    135,000  OCONTO FALLS WI CDA                                                        4.60        06/01/2014           136,405
    175,000  OCONTO FALLS WI CDA                                                        4.65        06/01/2015           176,904
    200,000  OCONTO FALLS WI CDA                                                        4.90        06/01/2018           203,256
    210,000  ONALASKA WI CDA                                                            5.30        06/01/2015           211,781
    200,000  OSCEOLA WI RDA                                                             4.65        12/01/2010           202,898
    325,000  OSCEOLA WI RDA                                                             4.75        12/01/2011           331,490
    235,000  OSCEOLA WI RDA                                                             5.15        12/01/2015           241,634
    410,000  OSCEOLA WI RDA                                                             5.38        12/01/2020           423,563
     50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
             (HOUSING REVENUE LOC)                                                      5.90        06/01/2024            50,468
    125,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US GOVERNMENT
             GUARANTEED)                                                                5.13        04/01/2009           127,205
     25,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US GOVERNMENT
             GUARANTEED)                                                                5.75        05/01/2009            25,735
    250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN
             SERIES B (SALES TAX REVENUE LOC)                                           5.50        12/15/2009           259,785
  1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN
             SERIES B (SALES TAX REVENUE LOC)                                           5.50        12/15/2015         1,645,889
    130,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
             (SALES TAX REVENUE LOC)                                                    5.50        12/15/2015           142,519

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                         PORTFOLIO OF INVESTMENTS--JUNE 30, 2007
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$   280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
             (SALES TAX REVENUE LOC)                                                    5.50%       12/15/2018    $      310,685
    210,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
             (SALES TAX REVENUE LOC)                                                    5.50        12/15/2021           234,518
    100,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
             (SALES TAX REVENUE, MBIA INSURED)                                          5.00        12/15/2017           103,669
  1,765,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
             (SALES TAX REVENUE, MBIA INSURED)                                          5.50        12/15/2017         1,951,296
     35,000  ST. CROIX FALLS WI CDA                                                     3.65        12/01/2007            34,925
     20,000  ST. CROIX FALLS WI CDA                                                     4.00        12/01/2007            20,017
    135,000  ST. CROIX FALLS WI CDA                                                     4.13        12/01/2008           135,598
    120,000  ST. CROIX FALLS WI CDA                                                     4.40        12/01/2011           122,266
     80,000  ST. CROIX FALLS WI CDA                                                     4.50        12/01/2011            80,639
    160,000  ST. CROIX FALLS WI CDA                                                     4.50        12/01/2012           163,346
     90,000  ST. CROIX FALLS WI CDA                                                     4.85        12/01/2014            91,719
    500,000  STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER REVENUE)           4.50        10/01/2021           489,155
     50,000  STURTEVANT WI CDA                                                          3.55        12/01/2009            49,520
     75,000  STURTEVANT WI CDA                                                          4.60        12/01/2010            75,552
    110,000  STURTEVANT WI CDA                                                          4.80        12/01/2012           110,932
    300,000  STURTEVANT WI CDA                                                          4.40        12/01/2015           302,523
    100,000  STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)                            4.55        12/01/2016           101,279
     25,000  SUN PRAIRIE WI CDA SERIES B                                                5.00        02/01/2012            25,650
     95,000  SUN PRAIRIE WI CDA SERIES B                                                5.10        02/01/2013            97,566
    105,000  SUN PRAIRIE WI CDA SERIES B                                                5.20        02/01/2014           107,985
    750,000  VERONA WI CDA                                                              5.38        12/01/2022           780,870
     50,000  WATERFORD WI CDA PREREFUNDEDSS.                                            5.35        10/01/2014            51,884
     95,000  WATERFORD WI CDA PREREFUNDEDSS.                                            5.80        10/01/2023            99,869
    240,000  WATERTOWN WI CDA SERIES A                                                  5.00        05/01/2018           242,546
  1,000,000  WATERTOWN WI CDA SERIES A (LEASE REVENUE)                                  4.70        10/01/2025         1,031,600
     50,000  WATERTOWN WI CDA SERIES B                                                  4.25        05/01/2008            50,137
    500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECTSS.+/-        4.80        03/01/2034           500,115
    110,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED
             PROJECTSS.+/-                                                              3.75        12/01/2034           110,000
    590,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-           5.00        12/01/2027           595,894
    410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT SERIES A
             (HCFR LOC)                                                                 5.00        06/20/2021           422,259
     75,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
             PREREFUNDEDSS.                                                             7.25        06/01/2020            80,926
    145,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
             PREREFUNDEDSS.                                                             7.50        06/01/2035           157,441
    100,000  WAUPACA WI CDA SERIES A (RECREATIONAL FACILITIES REVENUE)                  4.80        04/01/2013           102,793
    100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
             HAWTHORNE SERIES A^                                                        3.93        11/01/2007            98,698
     45,000  WAUWATOSA WI RDA (LEASE REVENUE LOC)                                       5.65        12/01/2016            45,352
     85,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-SS.                         4.00        11/01/2009            85,056
     65,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-SS.                         4.30        11/01/2010            65,383
    220,000  WESTON WI CDA                                                              4.25        10/01/2013           222,677
    720,000  WESTON WI CDA SERIES A                                                     5.25        10/01/2020           760,817
  3,250,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX REVENUE
             LOC)^                                                                      4.79        12/15/2030         1,070,485
    220,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR DEDICATED
             SERIES A (TAX REVENUE LOC)^                                                4.59        12/15/2021           114,134

PORTFOLIO OF INVESTMENTS--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
   $ 25,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25%       12/15/2013    $       26,677
    235,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25        12/15/2015           252,952
    465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25        12/15/2016           502,451
    300,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25        12/15/2018           327,276
    105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)               5.25        12/15/2019           114,650
    570,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
             (OTHER REVENUE, FIRST SECURITY BANK LOC)                                   5.25        12/15/2027           625,022
     65,000  WISCONSIN DELLS CDA SERIES A                                               4.65        09/01/2014            65,939
     70,000  WISCONSIN DELLS CDA SERIES A                                               4.80        09/01/2015            71,301
     75,000  WISCONSIN DELLS CDA SERIES A                                               4.90        09/01/2016            76,563
     80,000  WISCONSIN DELLS CDA SERIES A                                               5.00        09/01/2017            81,816
    155,000  WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC)SS.                 6.10        12/01/2017           167,375
  1,800,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
             (HOUSING REVENUE)                                                          4.75        05/01/2037         1,800,684
  1,750,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
             (HOUSING REVENUE, AMBAC INSURED)                                           4.90        11/01/2035         1,769,419

                                                                                                                      45,530,048
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $70,335,636)                                                                      70,805,714
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 1.38%
  1,000,000  GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO (OTHER REVENUE)                 4.20        08/23/2007         1,000,000
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,000,000)                                                                         1,000,000
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $71,335,636)*                          99.08%                                                               $   71,805,714

OTHER ASSETS AND LIABILITIES, NET             0.92                                                                       669,357
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $   72,475,071
                                            ======                                                                ==============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $71,340,742 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                  $ 791,297
         GROSS UNREALIZED DEPRECIATION                   (326,325)
                                                        ---------
         NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 464,972

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                             STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2007
--------------------------------------------------------------------------------

                                                                                       INTERMEDIATE TAX-FREE
                                                                                                        FUND
------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $         302,538,493
   INVESTMENTS IN AFFILIATES .......................................................              10,927,472
                                                                                       ---------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..............................             313,465,965
                                                                                       ---------------------
   CASH ............................................................................                       0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................                  89,000
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................               1,871,549
   RECEIVABLE FOR INVESTMENTS SOLD .................................................               6,292,744
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................               3,697,619
                                                                                       ---------------------
TOTAL ASSETS .......................................................................             325,416,877
                                                                                       ---------------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ................................................                 609,003
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................              11,190,259
   DIVIDENDS PAYABLE ...............................................................                  55,572
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................                 124,355
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................                  76,768
                                                                                       ---------------------
TOTAL LIABILITIES ..................................................................              12,055,957
                                                                                       ---------------------
TOTAL NET ASSETS ...................................................................   $         313,360,920
                                                                                       =====================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $         316,598,550
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................                  (2,350)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................                (533,300)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..              (2,829,038)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................                 127,058
                                                                                       ---------------------
TOTAL NET ASSETS ...................................................................   $         313,360,920
                                                                                       ---------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................                     N/A
   SHARES OUTSTANDING - CLASS A ....................................................                     N/A
   NET ASSET VALUE PER SHARE - CLASS A .............................................                     N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...................................                     N/A
   NET ASSETS - CLASS B ............................................................                     N/A
   SHARES OUTSTANDING - CLASS B ....................................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................                     N/A
   NET ASSETS - CLASS C ............................................................                     N/A
   SHARES OUTSTANDING - CLASS C ....................................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................                     N/A
   NET ASSETS - ADMINISTRATOR CLASS ................................................                     N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............                     N/A
   NET ASSETS - ADVISOR CLASS ......................................................                     N/A
   SHARES OUTSTANDING - ADVISOR CLASS ..............................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ....................                     N/A
   NET ASSETS - INSTITUTIONAL CLASS ................................................                     N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............                     N/A
   NET ASSETS - INVESTOR CLASS .....................................................   $         313,360,920
   SHARES OUTSTANDING - INVESTOR CLASS .............................................              29,550,758
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...................   $               10.60
                                                                                       ---------------------
INVESTMENTS AT COST ................................................................   $         316,295,003
                                                                                       =====================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           MUNICIPAL   SHORT-TERM MUNICIPAL        ULTRA SHORT-TERM
                                                                           BOND FUND              BOND FUND   MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .................................   $  393,705,521   $        662,491,264   $         418,786,040
   INVESTMENTS IN AFFILIATES ......................................       10,723,234              9,811,761               8,058,940
                                                                      -------------------------------------------------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............      404,428,755            672,303,025             426,844,980
                                                                      -------------------------------------------------------------
   CASH ...........................................................                0                      0                       0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ...............          195,000                      0                       0
   RECEIVABLE FOR FUND SHARES ISSUED ..............................          781,634              2,737,641                 338,492
   RECEIVABLE FOR INVESTMENTS SOLD ................................       14,834,206                905,408                 771,444
   RECEIVABLES FOR DIVIDENDS AND INTEREST .........................        4,587,552              7,441,983               4,323,453
                                                                      -------------------------------------------------------------
TOTAL ASSETS ......................................................      424,827,147            683,388,057             432,278,369
                                                                      -------------------------------------------------------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ...............................          274,004              1,003,251                 188,725
   PAYABLE FOR INVESTMENTS PURCHASED ..............................       21,090,283              4,034,909               1,068,853
   DIVIDENDS PAYABLE ..............................................          280,906                379,484                 130,108
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..........          192,601                277,100                 196,175
   ACCRUED EXPENSES AND OTHER LIABILITIES .........................          172,604                215,072                  15,719
                                                                      -------------------------------------------------------------
TOTAL LIABILITIES .................................................       22,010,398              5,909,816               1,599,580
                                                                      -------------------------------------------------------------
TOTAL NET ASSETS ..................................................   $  402,816,749   $        677,478,241   $         430,678,789
                                                                      =============================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ................................................   $  404,249,282   $        692,415,778   $         509,208,048
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....................          (12,493                (25,628)                 14,682
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........       (7,380,634            (11,090,506)            (76,401,990)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES ............................        5,773,151             (3,821,403)             (2,141,951)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..........          187,443                      0                       0
                                                                      -------------------------------------------------------------
TOTAL NET ASSETS ..................................................   $  402,816,749   $        677,478,241   $         430,678,789
                                                                      -------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ...........................................   $  127,410,653                    N/A                     N/A
   SHARES OUTSTANDING - CLASS A ...................................       13,413,650                    N/A                     N/A
   NET ASSET VALUE PER SHARE - CLASS A ............................   $         9.50                    N/A                     N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..................   $         9.95                    N/A                     N/A
   NET ASSETS - CLASS B ...........................................   $    8,641,572                    N/A                     N/A
   SHARES OUTSTANDING - CLASS B ...................................          909,753                    N/A                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .........   $         9.50                    N/A                     N/A
   NET ASSETS - CLASS C ...........................................   $    2,145,783   $          2,847,398                     N/A
   SHARES OUTSTANDING - CLASS C ...................................          225,973                292,605                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .........   $         9.50   $               9.73                     N/A
   NET ASSETS - ADMINISTRATOR CLASS ...............................   $   15,926,337                    N/A                     N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................        1,677,182                    N/A                     N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR
   CLASS ..........................................................   $         9.50                    N/A                     N/A
   NET ASSETS - ADVISOR CLASS .....................................              N/A                    N/A   $           9,670,217
   SHARES OUTSTANDING - ADVISOR CLASS .............................              N/A                    N/A               2,031,367
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ...              N/A                    N/A   $                4.76
   NET ASSETS - INSTITUTIONAL CLASS ...............................              N/A                    N/A   $          80,326,115
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................              N/A                    N/A              16,874,778
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
   CLASS ..........................................................              N/A                    N/A                   $4.76
   NET ASSETS - INVESTOR CLASS ....................................   $  248,692,404   $        674,630,843   $         340,682,457
   SHARES OUTSTANDING - INVESTOR CLASS ............................       26,189,980             69,255,045              71,544,669
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ..   $         9.50   $               9.74   $                4.76
                                                                      -------------------------------------------------------------
INVESTMENTS AT COST ...............................................   $  398,655,604   $        676,124,428   $         428,986,931
                                                                      =============================================================

                                                                                       WISCONSIN TAX-FREE
                                                                                                     FUND
---------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $       71,805,714
   INVESTMENTS IN AFFILIATES .......................................................                    0
                                                                                       ------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..............................           71,805,714
                                                                                       ------------------
   CASH ............................................................................               52,233
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................               22,422
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................               85,403
   RECEIVABLE FOR INVESTMENTS SOLD .................................................                    0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................              788,792
                                                                                       ------------------
TOTAL ASSETS .......................................................................           72,754,564
                                                                                       ------------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ................................................              111,614
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................               53,335
   DIVIDENDS PAYABLE ...............................................................               32,161
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................               29,172
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................               53,211
                                                                                       ------------------
TOTAL LIABILITIES ..................................................................              279,493
                                                                                       ------------------
TOTAL NET ASSETS ...................................................................   $       72,475,071
                                                                                       ==================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $       72,013,210
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................               (3,487)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................               (7,832)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..              470,078
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................                3,102
                                                                                       ------------------
TOTAL NET ASSETS ...................................................................   $       72,475,071
                                                                                       ------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................                  N/A
   SHARES OUTSTANDING - CLASS A ....................................................                  N/A
   NET ASSET VALUE PER SHARE - CLASS A .............................................                  N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...................................                  N/A
   NET ASSETS - CLASS B ............................................................                  N/A
   SHARES OUTSTANDING - CLASS B ....................................................                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................                  N/A
   NET ASSETS - CLASS C ............................................................   $        3,730,346
   SHARES OUTSTANDING - CLASS C ....................................................              357,376
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................   $            10.44
   NET ASSETS - ADMINISTRATOR CLASS ................................................                  N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............                  N/A
   NET ASSETS - ADVISOR CLASS ......................................................                  N/A
   SHARES OUTSTANDING - ADVISOR CLASS ..............................................                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ....................                  N/A
   NET ASSETS - INSTITUTIONAL CLASS ................................................                  N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............                  N/A
   NET ASSETS - INVESTOR CLASS .....................................................   $       68,744,725
   SHARES OUTSTANDING - INVESTOR CLASS .............................................            6,585,761
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...................   $            10.44
                                                                                       ------------------
INVESTMENTS AT COST ................................................................   $       71,335,636
                                                                                       ==================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                                                                                             INTERMEDIATE TAX-FREE
                                                                                                                              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..............................................................................................   $           7,690,139
   INCOME FROM AFFILIATED SECURITIES .....................................................................                 398,865
                                                                                                             ---------------------
TOTAL INVESTMENT INCOME                                                                                                  8,089,004
                                                                                                             ---------------------
EXPENSES
   ADVISORY FEES .........................................................................................                 732,960
   ADMINISTRATION FEES
      FUND LEVEL .........................................................................................                 916,199
      CLASS A ............................................................................................                     N/A
      CLASS B ............................................................................................                     N/A
      CLASS C ............................................................................................                     N/A
      ADMINISTRATOR CLASS ................................................................................                     N/A
      ADVISOR CLASS ......................................................................................                     N/A
      INSTITUTIONAL CLASS ................................................................................                     N/A
      INVESTOR CLASS .....................................................................................                     N/A
   CUSTODY FEES ..........................................................................................                  36,648
   SHAREHOLDER SERVICING FEES (NOTE 3) ...................................................................                 458,100
   ACCOUNTING FEES .......................................................................................                  29,633
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ............................................................................................                     N/A
      CLASS C ............................................................................................                     N/A
   PROFESSIONAL FEES .....................................................................................                  24,155
   REGISTRATION FEES .....................................................................................                  20,311
   SHAREHOLDER REPORTS ...................................................................................                  21,056
   TRUSTEES' FEES ........................................................................................                   8,955
   OTHER FEES AND EXPENSES ...............................................................................                   1,925
                                                                                                             ---------------------
TOTAL EXPENSES ...........................................................................................               2,249,942
                                                                                                             ---------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................................                (875,643)
   NET EXPENSES ..........................................................................................               1,374,299
                                                                                                             ---------------------
NET INVESTMENT INCOME (LOSS) .............................................................................               6,714,705
                                                                                                             ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................................                (161,866)
   FUTURES TRANSACTIONS ..................................................................................                 (29,672)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................................................                       0
                                                                                                             ---------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................................                (191,538)
                                                                                                             ---------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................................              (2,113,860)
   FUTURES TRANSACTIONS ..................................................................................                 138,488
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................................................                       0
                                                                                                             ---------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................................              (1,975,372)
                                                                                                             ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................................              (2,166,910)
                                                                                                             ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................................   $           4,547,795
                                                                                                             =====================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED JUNE 30, 2007

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                         SHORT-TERM   ULTRA SHORT-TERM   WISCONSIN
                                                                           MUNICIPAL      MUNICIPAL          MUNICIPAL    TAX-FREE
                                                                           BOND FUND      BOND FUND        INCOME FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..........................................................  $ 18,307,149   $ 27,642,616   $     19,707,543   $2,927,759
   INCOME FROM AFFILIATED SECURITIES .................................       456,577        594,798            416,343            0
                                                                        -----------------------------------------------------------
TOTAL INVESTMENT INCOME ..............................................    18,763,726     28,237,414         20,123,886    2,927,759
                                                                        -----------------------------------------------------------

EXPENSES
   ADVISORY FEES .....................................................     1,513,982      2,516,225          1,893,604      268,355
   ADMINISTRATION FEES
      FUND LEVEL .....................................................       189,248        323,845            236,969       33,544
      CLASS A ........................................................       370,028            N/A                N/A          N/A
      CLASS B ........................................................        29,485            N/A                N/A          N/A
      CLASS C ........................................................         5,813          8,073                N/A        9,780
      ADMINISTRATOR CLASS ............................................        16,674            N/A                N/A          N/A
      ADVISOR CLASS ..................................................           N/A            N/A             33,157          N/A
      INSTITUTIONAL CLASS ............................................           N/A            N/A             67,668          N/A
      INVESTOR CLASS .................................................       976,781      2,576,717          1,698,803      286,181
   CUSTODY FEES ......................................................        75,699        129,538             94,788       13,418
   SHAREHOLDER SERVICING FEES (NOTE 3) ...............................       946,239      1,619,223            973,384      167,722
   ACCOUNTING FEES ...................................................        64,775         66,878             68,117       29,951
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ........................................................        78,978            N/A                N/A          N/A
      CLASS C ........................................................        15,571         26,324                N/A       26,196
   PROFESSIONAL FEES .................................................        60,586         29,709            117,214       22,414
   REGISTRATION FEES .................................................        40,195         34,792             45,813       17,584
   SHAREHOLDER REPORTS ...............................................        61,782         80,853             49,693        7,560
   TRUSTEES' FEES ....................................................         8,955          8,955              8,955        8,955
   OTHER FEES AND EXPENSES ...........................................        17,194         17,020             12,594        1,159
                                                                        -----------------------------------------------------------
TOTAL EXPENSES .......................................................     4,471,985      7,438,152          5,300,759      892,819
                                                                        -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................    (1,330,398)    (3,129,698)        (2,182,692)    (363,813)
   NET EXPENSES ......................................................     3,141,587      4,308,454          3,118,067      529,006
                                                                        -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) .........................................    15,622,139     23,928,960         17,005,819    2,398,753
                                                                        -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     3,558,496       (724,907)          (174,950)     109,411
   FUTURES TRANSACTIONS ..............................................        22,224        478,815            251,638      (18,983)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............        88,016         (3,626)            (7,189)           0
                                                                        -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................     3,668,736       (249,718)            69,499       90,428
                                                                        -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...      (430,386)       363,176            158,097      426,938
   FUTURES TRANSACTIONS ..............................................       180,156         72,447             29,411        8,451
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............             0          5,441             12,696            0
                                                                        -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..      (250,230)       441,064            200,204      435,389
                                                                        -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............     3,418,506        191,346            269,703      525,817
                                                                        -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......  $ 19,040,645   $ 24,120,306   $     17,275,522   $2,924,570
                                                                        ===========================================================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        INTERMEDIATE TAX-FREE FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................................................  $  90,622,935   $  71,869,518

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................................................      6,714,705       2,878,019
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................................................       (191,538)         57,178
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .............................     (1,975,372)     (1,966,841)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................      4,547,795         968,356
                                                                                                      -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................................................            N/A             N/A
      CLASS B ......................................................................................            N/A             N/A
      CLASS C ......................................................................................            N/A             N/A
      ADMINISTRATOR CLASS ..........................................................................            N/A             N/A
      ADVISOR CLASS ................................................................................            N/A             N/A
      INSTITUTIONAL CLASS ..........................................................................            N/A             N/A
      INVESTOR CLASS ...............................................................................     (6,714,560)     (2,878,010)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................................................            N/A             N/A
      CLASS B ......................................................................................            N/A             N/A
      CLASS C ......................................................................................            N/A             N/A
      ADMINISTRATOR CLASS ..........................................................................            N/A             N/A
      INVESTOR CLASS ...............................................................................       (274,765)       (124,133)
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................................     (6,989,325)     (3,002,143)
                                                                                                      -----------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS A ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS B ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................................................            N/A             N/A
   COST OF SHARES REDEEMED - CLASS C ...............................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..........            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............................................            N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................................................................            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .......................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...................................................            N/A             N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS .........................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS ....            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................................................            N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............................................            N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................            N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .............................................................................            N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ......................................................    267,565,425      52,955,250
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..................................................      6,511,830       2,636,899
   COST OF SHARES REDEEMED - INVESTOR CLASS ........................................................    (48,897,740)    (34,804,945)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ...    225,179,515      20,787,204
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....................    225,179,515      20,787,204
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................................    222,737,985      18,753,417
                                                                                                      =============================
ENDING NET ASSETS ..................................................................................  $ 313,360,920   $  90,622,935
                                                                                                      =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------


                                                                                                           MUNICIPAL BOND FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................................   $ 365,601,700   $ 385,942,540

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................................      15,622,139      15,908,461
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................................       3,668,736       9,104,765
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............................        (250,230)    (16,693,592)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      19,040,645       8,319,634
                                                                                                      -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................................      (5,429,026)     (5,767,655)
      CLASS B .....................................................................................        (353,349)       (626,312)
      CLASS C .....................................................................................         (69,700)        (68,952)
      ADMINISTRATOR CLASS .........................................................................        (746,426)       (773,873)
      ADVISOR CLASS ...............................................................................             N/A             N/A
      INSTITUTIONAL CLASS .........................................................................             N/A             N/A
      INVESTOR CLASS ..............................................................................      (9,021,553)     (8,671,659)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................................        (255,022)              0
      CLASS B .....................................................................................         (20,456)              0
      CLASS C .....................................................................................          (3,948)              0
      ADMINISTRATOR CLASS .........................................................................         (33,218)              0
      INVESTOR CLASS ..............................................................................        (403,221)              0
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................................................     (16,335,919)    (15,908,451)
                                                                                                      -----------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................................       4,432,251      10,153,761
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................................       4,325,025       4,351,121
   COST OF SHARES REDEEMED - CLASS A ..............................................................     (17,517,495)    (18,747,789)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........      (8,760,219)     (4,242,907)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................................         186,722         310,562
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................................         292,950         481,950
   COST OF SHARES REDEEMED - CLASS B ..............................................................      (4,360,425)    (10,775,911)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .........      (3,880,753)     (9,983,399)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................................         276,990         121,141
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................................          38,699          32,982
   COST OF SHARES REDEEMED - CLASS C ..............................................................        (139,402)       (127,994)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .........         176,287          26,129
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ................................................       1,254,819         291,274
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................................         570,984         602,890
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..................................................      (2,188,719)     (2,239,664)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ............................................................................        (362,916)     (1,345,500)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ......................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..................................................             N/A             N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ........................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS ...             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................................             N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................................             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .....................................................      79,621,996      44,783,532
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .................................................       7,536,918       6,841,872
   COST OF SHARES REDEEMED - INVESTOR CLASS .......................................................     (39,820,990)    (48,831,750)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..      47,337,924       2,793,654
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................      34,510,323     (12,752,023)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................................      37,215,049     (20,340,840)
                                                                                                      =============================
ENDING NET ASSETS .................................................................................   $ 402,816,749   $ 365,601,700
                                                                                                      =============================

                                                                                                     SHORT-TERM MUNICIPAL BOND FUND
                                                                                                     ------------------------------
                                                                                                           FOR THE          FOR THE
                                                                                                        YEAR ENDED       YEAR ENDED
                                                                                                     JUNE 30, 2007    JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................................................   $ 642,407,946    $ 665,631,344

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................................................      23,928,960       22,618,960
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................................        (249,718)        (232,329)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........................         441,064       (6,475,953)
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................      24,120,306       15,910,678
                                                                                                     ------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ....................................................................................             N/A              N/A
      CLASS B ....................................................................................             N/A              N/A
      CLASS C ....................................................................................         (98,743)        (152,401)
      ADMINISTRATOR CLASS ........................................................................             N/A              N/A
      ADVISOR CLASS ..............................................................................             N/A              N/A
      INSTITUTIONAL CLASS ........................................................................             N/A              N/A
      INVESTOR CLASS .............................................................................     (23,826,592)     (22,451,873)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ....................................................................................             N/A              N/A
      CLASS B ....................................................................................             N/A              N/A
      CLASS C ....................................................................................               0                0
      ADMINISTRATOR CLASS ........................................................................             N/A              N/A
      INVESTOR CLASS .............................................................................               0                0
                                                                                                     ------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................................................     (23,925,335)     (22,604,274)
                                                                                                     ------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS A .............................................................             N/A              N/A
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........             N/A              N/A
                                                                                                     ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS B .............................................................             N/A              N/A
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........             N/A              N/A
                                                                                                     ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...........................................................         935,985        2,139,959
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................................................          40,324           32,174
   COST OF SHARES REDEEMED - CLASS C .............................................................      (3,107,146)      (5,373,488)
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ........      (2,130,837)      (3,201,355)
                                                                                                     ------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........................................             N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................................................             N/A              N/A
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...........................................................................             N/A              N/A
                                                                                                     ------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .....................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .................................................             N/A              N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS .......................................................             N/A              N/A
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS ..             N/A              N/A
                                                                                                     ------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...............................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........................................             N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .................................................             N/A              N/A
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...........................................................................             N/A              N/A
                                                                                                     ------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ....................................................     249,480,146      294,133,822
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ................................................      19,371,710       17,462,410
   COST OF SHARES REDEEMED - INVESTOR CLASS ......................................................    (231,845,695)    (324,924,679)
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - INVESTOR
   CLASS .........................................................................................      37,006,161      (13,328,447)
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..................      34,875,324      (16,529,802)
                                                                                                     ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................      35,070,295      (23,223,398)
                                                                                                     ==============================
ENDING NET ASSETS ................................................................................   $ 677,478,241    $ 642,407,946
                                                                                                     ==============================

                                                                                                            ULTRA SHORT-TERM
                                                                                                          MUNICIPAL INCOME FUND
                                                                                                      -----------------------------
                                                                                                            FOR THE         FOR THE
                                                                                                         YEAR ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................................   $ 524,404,370   $ 720,520,820

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................................      17,005,819      19,891,743
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................................          69,499      (2,444,185)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............................         200,204         895,137
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................      17,275,522      18,342,695
                                                                                                      -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................................             N/A             N/A
      CLASS B .....................................................................................             N/A             N/A
      CLASS C .....................................................................................             N/A             N/A
      ADMINISTRATOR CLASS .........................................................................             N/A             N/A
      ADVISOR CLASS ...............................................................................        (416,466)       (474,832)
      INSTITUTIONAL CLASS .........................................................................      (3,277,354)     (4,850,041)
      INVESTOR CLASS ..............................................................................     (13,304,809)    (14,532,619)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................................             N/A             N/A
      CLASS B .....................................................................................             N/A             N/A
      CLASS C .....................................................................................             N/A             N/A
      ADMINISTRATOR CLASS .........................................................................             N/A             N/A
      INVESTOR CLASS ..............................................................................               0               0
                                                                                                      -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................................................     (16,998,629)    (19,857,492)
                                                                                                      -----------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .........             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .........             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ............................................             N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..................................................             N/A             N/A
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ............................................................................             N/A             N/A
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ......................................................       7,090,299       3,840,482
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..................................................         389,777         467,960
   COST OF SHARES REDEEMED - ADVISOR CLASS ........................................................     (11,133,164)    (10,495,300)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS ...      (3,653,088)     (6,186,858)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................................      11,677,795      94,649,543
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................................       3,115,259       3,967,755
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................     (26,122,166)   (151,542,321)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................................     (11,329,112)    (52,925,023)
                                                                                                      -----------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .....................................................     156,034,998     195,179,906
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .................................................      11,672,263      12,742,762
   COST OF SHARES REDEEMED - INVESTOR CLASS .......................................................    (246,727,535)   (343,412,440)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - INVESTOR
   CLASS ..........................................................................................     (79,020,274)   (135,489,772)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................     (94,002,474)   (194,601,653)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................................     (93,725,581)   (196,116,450)
                                                                                                      =============================
ENDING NET ASSETS .................................................................................   $ 430,678,789   $ 524,404,370
                                                                                                      =============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      INTERMEDIATE TAX-FREE FUND
                                                                                    -----------------------------
                                                                                          FOR THE         FOR THE
                                                                                       YEAR ENDED      YEAR ENDED
                                                                                    JUNE 30, 2007   JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ........................................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................             N/A             N/A
   SHARES REDEEMED - CLASS A ....................................................             N/A             N/A
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........................             N/A             N/A
                                                                                    -----------------------------
   SHARES SOLD - CLASS B ........................................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................             N/A             N/A
   SHARES REDEEMED - CLASS B ....................................................             N/A             N/A
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........................             N/A             N/A
                                                                                    -----------------------------
   SHARES SOLD - CLASS C ........................................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................             N/A             N/A
   SHARES REDEEMED - CLASS C ....................................................             N/A             N/A
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........................             N/A             N/A
                                                                                    -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ............................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .........             N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ........................................             N/A             N/A
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .............             N/A             N/A
                                                                                    -----------------------------
   SHARES-SOLD - ADVISOR CLASS ..................................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...............             N/A             N/A
   SHARES REDEEMED - ADVISOR CLASS ..............................................             N/A             N/A
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...................             N/A             N/A
                                                                                    -----------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........             N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................................             N/A             N/A
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .............             N/A             N/A
                                                                                    -----------------------------
   SHARES SOLD - INVESTOR CLASS .................................................      24,912,311       4,958,550
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..............         606,893         247,376
   SHARES REDEEMED - INVESTOR CLASS .............................................      (4,562,350)     (3,261,947)
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..................      20,956,854       1,943,979
                                                                                    -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................      20,956,854       1,943,979
                                                                                    =============================
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS) ..   $      (2,350)  $      (1,037)
                                                                                    =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                      MUNICIPAL BOND FUND        SHORT-TERM MUNICIPAL BOND FUND
                                                                 -----------------------------   ------------------------------
                                                                       FOR THE         FOR THE         FOR THE          FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                 JUNE 30, 2007   JUNE 30, 2006   JUNE 30, 2007    JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................         461,742       1,066,074             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      CLASS A ................................................         449,210         457,295             N/A              N/A
   SHARES REDEEMED - CLASS A .................................      (1,822,871)     (1,969,332)            N/A              N/A
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......        (911,919)       (445,963)            N/A              N/A
                                                                 --------------------------------------------------------------
   SHARES SOLD - CLASS B .....................................          19,480          32,620             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      CLASS B ................................................          30,420          50,628             N/A              N/A
   SHARES REDEEMED - CLASS B .................................        (453,674)     (1,131,994)            N/A              N/A
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......        (403,774)     (1,048,746)            N/A              N/A
                                                                 --------------------------------------------------------------
   SHARES SOLD - CLASS C .....................................          28,936          12,644          95,757          218,749
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      CLASS C ................................................           4,020           3,467           4,125            3,294
   SHARES REDEEMED - CLASS C .................................         (14,487)        (13,394)       (317,733)        (549,128)
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......          18,469           2,717        (217,851)        (327,085)
                                                                 --------------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .........................         129,924          30,733             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ....................................          59,313          63,377             N/A              N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .....................        (226,754)       (235,559)            N/A              N/A
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .......................................         (37,517)       (141,449)            N/A              N/A
                                                                 --------------------------------------------------------------
   SHARES-SOLD - ADVISOR CLASS ...............................             N/A             N/A             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADVISOR CLASS ..........................................             N/A             N/A             N/A              N/A
   SHARES REDEEMED - ADVISOR CLASS ...........................             N/A             N/A             N/A              N/A
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADVISOR CLASS .............................................             N/A             N/A             N/A              N/A
                                                                 --------------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................             N/A             N/A             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ....................................             N/A             N/A             N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................             N/A             N/A             N/A              N/A
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .......................................             N/A             N/A             N/A              N/A
                                                                 --------------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS ..............................       8,274,011       4,698,844      25,498,286       30,051,949
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INVESTOR CLASS .........................................         783,203         719,329       1,980,015        1,785,216
   SHARES REDEEMED - INVESTOR CLASS ..........................      (4,152,010)     (5,132,107)    (23,700,866)     (33,214,505)
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INVESTOR CLASS ............................................       4,905,204         286,066       3,777,435       (1,377,340)
                                                                 --------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...........................       3,570,463      (1,347,375)      3,559,584       (1,704,425)
                                                                 ==============================================================
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME (LOSS) ..................................   $     (12,493)  $      (8,507)  $     (25,628)   $     (10,825)
                                                                 ==============================================================

                                                                       ULTRA SHORT-TERM
                                                                     MUNICIPAL INCOME FUND
                                                                 -----------------------------
                                                                       FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED
                                                                 JUNE 30, 2007   JUNE 30, 2006
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      CLASS A ................................................             N/A             N/A
   SHARES REDEEMED - CLASS A .................................             N/A             N/A
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......             N/A             N/A
                                                                 -----------------------------
   SHARES SOLD - CLASS B .....................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      CLASS B ................................................             N/A             N/A
   SHARES REDEEMED - CLASS B .................................             N/A             N/A
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ......             N/A             N/A
                                                                 -----------------------------
   SHARES SOLD - CLASS C .....................................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      CLASS C ................................................             N/A             N/A
   SHARES REDEEMED - CLASS C .................................             N/A             N/A
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......             N/A             N/A
                                                                 -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .........................             N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ....................................             N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .....................             N/A             N/A
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .......................................             N/A             N/A
                                                                 -----------------------------
   SHARES-SOLD - ADVISOR CLASS ...............................       1,486,325         804,910
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADVISOR CLASS ..........................................          81,682          98,052
   SHARES REDEEMED - ADVISOR CLASS ...........................      (2,333,366)     (2,199,743)
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADVISOR CLASS .............................................        (765,359      (1,296,781)
                                                                 -----------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................       2,448,364      19,828,486
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ....................................         653,103         831,657
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................      (5,476,236)    (31,757,715)
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .......................................      (2,374,769)    (11,097,572)
                                                                 -----------------------------
   SHARES SOLD - INVESTOR CLASS ..............................      32,699,962      40,896,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
       INVESTOR CLASS ........................................       2,445,731       2,670,953
   SHARES REDEEMED - INVESTOR CLASS ..........................     (51,700,641)    (71,970,943)
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INVESTOR CLASS ............................................     (16,554,948)    (28,403,053)
                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...........................     (19,695,076)    (40,797,406)
                                                                 =============================
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME (LOSS) ..................................   $      14,682   $      32,241
                                                                 =============================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               WISCONSIN TAX-FREE FUND
                                                                            -----------------------------
                                                                                  FOR THE         FOR THE
                                                                               YEAR ENDED      YEAR ENDED
                                                                            JUNE 30, 2007   JUNE 30, 2006
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................   $  62,319,762   $  56,230,849

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................       2,398,753       2,165,063
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          90,428         355,860
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..         435,389      (2,048,518)
                                                                            -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       2,924,570         472,405
                                                                            -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ...........................................................        (100,135)        (86,931)
      INVESTOR CLASS ....................................................      (2,298,619)     (2,078,132)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...........................................................         (16,021)         (7,397)
      INVESTOR CLASS ....................................................        (297,015)       (139,667)
                                                                            -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................      (2,711,790)     (2,312,127)
                                                                            -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................       1,814,715       1,620,351
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................         113,231          93,934
   COST OF SHARES REDEEMED - CLASS C ....................................      (1,555,260)       (860,259)
                                                                            -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................         372,686         854,026
                                                                            -----------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................      20,641,870      22,659,467
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................       2,202,403       1,899,068
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................     (13,274,430)    (17,483,926)
                                                                            -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................       9,569,843       7,074,609
                                                                            -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................       9,942,529       7,928,635
                                                                            -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      10,155,309       6,088,913
                                                                            =============================
ENDING NET ASSETS .......................................................   $  72,475,071   $  62,319,762
                                                                            =============================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ................................................         171,444         153,841
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............          10,704           8,929
   SHARES REDEEMED - CLASS C ............................................        (147,097)        (81,936)
                                                                            -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................          35,051          80,834
                                                                            -----------------------------
   SHARES SOLD - INVESTOR CLASS .........................................       1,954,080       2,147,533
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......         208,223         180,435
   SHARES REDEEMED - INVESTOR CLASS .....................................      (1,257,778)     (1,662,368)
                                                                            -----------------------------
NET INCREASE(DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........         904,525         665,600
                                                                            -----------------------------
NET INCREASE(DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................         939,576         746,434
                                                                            =============================
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME (LOSS) .............................................   $      (3,487)  $      (1,692)
                                                                            =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                             BEGINNING          NET              AND   DISTRIBUTIONS
                                             NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                             VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                 SHARE       (LOSS)      INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
----------------------------------------------------------------------------------------------------

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ............   $   10.55         0.39             0.07           (0.39)
JULY 1, 2005 TO JUNE 30, 2006 ............   $   10.81         0.37            (0.24)          (0.37)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .....   $   11.02         0.24             0.03           (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....   $   10.78         0.39             0.29           (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .....   $   10.48         0.41             0.30           (0.41)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .....   $   10.25         0.45             0.26           (0.45)

MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 ............   $    9.41         0.40             0.11           (0.40)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    9.60         0.40            (0.19)          (0.40)
APRIL 11, 2005(5) TO JUNE 30, 2005 .......   $    9.43         0.09             0.17           (0.09)

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 ............   $    9.41         0.32             0.11           (0.32)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    9.60         0.33            (0.19)          (0.33)
APRIL 11, 2005(5) TO JUNE 30, 2005 .......   $    9.43         0.08             0.17           (0.08)

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ............   $    9.41         0.32             0.11           (0.32)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    9.60         0.33            (0.19)          (0.33)
APRIL 11, 2005(5) TO JUNE 30, 2005 .......   $    9.43         0.08             0.17           (0.08)

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ............   $    9.41         0.43             0.11           (0.43)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    9.60         0.43            (0.19)          (0.43)
APRIL 11, 2005(5) TO JUNE 30, 2005 .......   $    9.43         0.10             0.17           (0.10)

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ............   $    9.41         0.40             0.11           (0.40)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    9.60         0.40            (0.19)          (0.40)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .....   $    9.47         0.27             0.13           (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....   $    8.89         0.42             0.58           (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .....   $    8.73         0.39             0.17           (0.40)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .....   $    8.89         0.37            (0.16)          (0.37)

SHORT-TERM MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ............   $    9.73         0.28             0.00           (0.28)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    9.82         0.24            (0.09)          (0.24)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .....   $    9.84         0.13            (0.02)          (0.13)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....   $    9.83         0.19             0.01           (0.19)
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ..   $    9.79         0.16             0.04           (0.16)

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ............   $    9.74         0.36             0.00           (0.36)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    9.83         0.33            (0.09)          (0.33)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .....   $    9.85         0.20            (0.02)          (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....   $    9.83         0.31             0.02           (0.31)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .....   $    9.72         0.35             0.11           (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .....   $    9.78         0.40            (0.06)          (0.40)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------

ADVISOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ............   $    4.76         0.17             0.00           (0.17)
JULY 1, 2005 TO JUNE 30, 2006 ............   $    4.77         0.14            (0.01)          (0.14)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .....   $    4.83         0.07            (0.06)          (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....   $    4.87         0.08            (0.04)          (0.08)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .....   $    4.88         0.10            (0.01)          (0.10)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .....   $    4.94         0.14            (0.06)          (0.14)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                              DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   FROM NET    NET ASSET   -----------------------------------------------
                                                   REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                      GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............           (0.02)   $   10.60             3.66%      1.23%     (0.48)%     0.75%
JULY 1, 2005 TO JUNE 30, 2006 .............           (0.02)   $   10.55             3.53%      1.32%     (0.57)%     0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....           (0.24)   $   10.81             3.32%      1.21%     (0.62)%     0.59%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......           (0.05)   $   11.02             3.60%      1.15%     (0.66)%     0.49%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......            0.00    $   10.78             3.76%      1.16%     (0.73)%     0.43%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......           (0.03)   $   10.48             4.20%      1.43%     (1.36)%     0.07%

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 .............           (0.02)   $    9.50             4.11%      1.07%     (0.22)%     0.85%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    9.41             4.20%      1.08%     (0.23)%     0.85%
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......            0.00    $    9.60             4.48%      1.08%     (0.23)%     0.85%

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 .............           (0.02)   $    9.50             3.36%      1.82%     (0.22)%     1.60%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    9.41             3.44%      1.83%     (0.22)%     1.61%
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......            0.00    $    9.60             3.74%      1.83%     (0.23)%     1.60%

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 .............           (0.02)   $    9.50             3.36%      1.82%     (0.22)%     1.60%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    9.41             3.45%      1.84%     (0.23)%     1.61%
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......            0.00    $    9.60             3.73%      1.83%     (0.23)%     1.60%

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............           (0.02)   $    9.50             4.48%      0.89%     (0.41)%     0.48%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    9.41             4.57%      0.90%     (0.42)%     0.48%
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......            0.00    $    9.60             4.87%      0.90%     (0.44)%     0.46%

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............           (0.02)   $    9.50             4.16%      1.24%     (0.44)%     0.80%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    9.41             4.25%      1.25%     (0.45)%     0.80%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ......            0.00    $    9.60             4.32%      0.98%     (0.18)%     0.80%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......            0.00    $    9.47             4.72%      0.84%     (0.03)%     0.81%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......            0.00    $    8.89             4.40%      0.81%      0.00%      0.81%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......            0.00    $    8.73             4.23%      1.08%      0.00%      1.08%

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 .............            0.00    $    9.73             2.81%      1.73%     (0.18)%     1.55%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    9.73             2.46%      1.74%     (0.16)%     1.58%
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....            0.00(6) $    9.82             1.98%      1.78%     (0.05)%     1.73%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......            0.00    $    9.84             1.96%      1.82%     (0.03)%     1.79%
JANUARY 31, 2003 (5) TO OCTOBER 31, 2003 ..            0.00    $    9.83             2.05%      1.91%     (0.03)%     1.88%

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............            0.00    $    9.74             3.70%      1.15%     (0.49)%     0.66%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    9.74             3.40%      1.15%     (0.49)%     0.66%
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....            0.00(6) $    9.83             3.07%      0.87%     (0.21)%     0.66%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......            0.00    $    9.85             3.12%      0.69%     (0.03)%     0.66%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......            0.00    $    9.83             3.57%      0.64%      0.00%      0.64%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......            0.00    $    9.72             4.07%      0.61%      0.00%      0.61%

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------------------------------------------------

ADVISOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............            0.00    $    4.76             3.52%      1.06%     (0.34)%     0.72%
JULY 1, 2005 TO JUNE 30, 2006 .............            0.00    $    4.76             2.98%      1.05%     (0.29)%     0.76%
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....            0.00    $    4.77             2.23%      1.14%     (0.10)%     1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......            0.00    $    4.83             1.72%      1.17%     (0.05)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......            0.00    $    4.87             1.90%      1.11%      0.00%      1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......            0.00    $    4.88             2.71%      1.11%      0.00%      1.11%

                                                           PORTFOLIO      NET ASSETS AT
                                                 TOTAL      TURNOVER      END OF PERIOD
                                                RETURN(2)       RATE(3)  (000'S OMITTED)
----------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
----------------------------------------------------------------------------------------

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............       4.41%           78%    $       313,361
JULY 1, 2005 TO JUNE 30, 2006 .............       1.22%          102%    $        90,623
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....       2.56%           57%    $        71,870
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......       6.44%           95%    $        41,936
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......       6.84%          190%    $        50,890
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......       7.10%          225%    $        33,654

MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO JUNE 30, 2007 .............        5.38%         107%    $       127,411
JULY 1, 2005 TO JUNE 30, 2006 .............        2.20%         136%    $       134,850
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......        2.82%          68%    $       141,868

CLASS B
JULY 1, 2006 TO JUNE 30, 2007 .............        4.59%         107%    $         8,642
JULY 1, 2005 TO JUNE 30, 2006 .............        1.43%         136%    $        12,366
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......        2.65%          68%    $        22,680

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 .............        4.59%         107%    $         2,146
JULY 1, 2005 TO JUNE 30, 2006 .............        1.43%         136%    $         1,953
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......        2.65%          68%    $         1,966

ADMINISTRATOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............        5.77%         107%    $        15,926
JULY 1, 2005 TO JUNE 30, 2006 .............        2.57%         136%    $        16,136
APRIL 11, 2005 (5) TO JUNE 30, 2005 .......        2.90%          68%    $        17,821

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............        5.43%         107%    $       248,692
JULY 1, 2005 TO JUNE 30, 2006 .............        2.25%         136%    $       200,297
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ......        4.31%          68%    $       201,608
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......       11.52%         100%    $       185,717
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......        6.52%         121%    $       209,152
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......        2.44%          95%    $       243,289

SHORT-TERM MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 .............        2.85%         126%    $         2,847
JULY 1, 2005 TO JUNE 30, 2006 .............        1.57%         129%    $         4,965
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....        1.16%          75%    $         8,228
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......        2.08%          69%    $         6,982
JANUARY 31, 2003 (5) TO OCTOBER 31, 2003 ..        2.10%          84%    $         2,869

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............        3.76%         126%    $       674,631
JULY 1, 2005 TO JUNE 30, 2006 .............        2.49%         129%    $       637,443
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....        1.87%          75%    $       657,403
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......        3.37%          69%    $       484,450
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......        4.82%          84%    $       644,324
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......        3.52%          68%    $       592,996

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------

ADVISOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 .............        3.59%         123%    $         9,670
JULY 1, 2005 TO JUNE 30, 2006 .............        2.81%         128%    $        13,317
NOVEMBER 1, 2004 TO JUNE 30, 2005 (4) .....        0.27%          47%    $        19,540
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ......        0.90%          72%    $        39,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ......        1.96%         128%    $        69,527
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ......        1.57%          76%    $        28,006

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING          NET              AND   DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                           VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                               SHARE       (LOSS)      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2006 TO JUNE 30, 2007 ..........................     $  4.76         0.19             0.00           (0.19)
JULY 1, 2005 TO JUNE 30, 2006 ..........................     $  4.77         0.16            (0.01)          (0.16)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...................     $  4.83         0.09            (0.06)          (0.09)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................     $  4.87         0.12            (0.04)          (0.12)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................     $  4.87         0.13             0.01           (0.14)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................     $  4.94         0.17            (0.07)          (0.17)

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ..........................     $  4.76         0.16             0.01           (0.17)
JULY 1, 2005 TO JUNE 30, 2006 ..........................     $  4.77         0.14            (0.01)          (0.14)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...................     $  4.83         0.08            (0.06)          (0.08)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................     $  4.87         0.10            (0.04)          (0.10)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................     $  4.88         0.12             0.00           (0.13)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................     $  4.94         0.15            (0.06)          (0.15)

WISCONSIN TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ..........................     $ 10.38         0.30             0.11           (0.30)
JULY 1, 2005 TO JUNE 30, 2006 ..........................     $ 10.70         0.30            (0.29)          (0.30)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...................     $ 10.80         0.21             0.06           (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................     $ 10.69         0.32             0.16           (0.32)
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ...............     $ 10.60         0.26             0.09           (0.26)

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ..........................     $ 10.38         0.38             0.11           (0.38)
JULY 1, 2005 TO JUNE 30, 2006 ..........................     $ 10.70         0.38            (0.29)          (0.38)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...................     $ 10.80         0.28             0.06           (0.28)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................     $ 10.69         0.44             0.16           (0.44)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................     $ 10.56         0.44             0.13           (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................     $ 10.36         0.48             0.21           (0.48)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   ------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2006 TO JUNE 30, 2007 ......................            0.00     $  4.76             3.87%      0.61%     (0.24)%      0.37%
JULY 1, 2005 TO JUNE 30, 2006 ......................            0.00     $  4.76             3.37%      0.59%     (0.22)%      0.37%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............            0.00     $  4.77             2.86%      0.47%     (0.06)%      0.41%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............            0.00     $  4.83             2.45%      0.40%     (0.02)%      0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00     $  4.87             2.69%      0.37%      0.00%       0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............            0.00     $  4.87             3.45%      0.36%      0.00%       0.36%

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ......................            0.00     $  4.76             3.52%      1.23%     (0.51)%      0.72%
JULY 1, 2005 TO JUNE 30, 2006 ......................            0.00     $  4.76             3.02%      1.22%     (0.50)%      0.72%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............            0.00     $  4.77             2.53%      0.90%     (0.14)%      0.76%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............            0.00     $  4.83             2.11%      0.75%     (0.02)%      0.73%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00     $  4.87             2.39%      0.70%      0.00%       0.70%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............            0.00     $  4.88             3.12%      0.69%      0.00%       0.69%

WISCONSIN TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ......................           (0.05)    $ 10.44             2.87%      1.88%     (0.39)%      1.49%
JULY 1, 2005 TO JUNE 30, 2006 ......................           (0.03)    $ 10.38             2.86%      2.00%     (0.50)%      1.50%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............           (0.16)    $ 10.70             2.97%      2.07%     (0.58)%      1.49%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............           (0.05)    $ 10.80             3.00%      2.10%     (0.60)%      1.50%
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ...........            0.00     $ 10.69             2.71%      2.08%     (0.58)%      1.50%

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ......................           (0.05)    $ 10.44             3.61%      1.30%     (0.55)%      0.75%
JULY 1, 2005 TO JUNE 30, 2006 ......................           (0.03)    $ 10.38             3.62%      1.41%     (0.66)%      0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............           (0.16)    $ 10.70             3.96%      1.22%     (0.71)%      0.51%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............           (0.05)    $ 10.80             4.09%      1.17%     (0.77)%      0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00     $ 10.69             4.08%      1.13%     (0.82)%      0.31%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............           (0.01)    $ 10.56             4.54%      1.14%     (1.09)%      0.05%


                                                                    PORTFOLIO       NET ASSETS AT
                                                          TOTAL      TURNOVER       END OF PERIOD
                                                         RETURN(2)       RATE(3)  (000'S OMITTED)
-------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2006 TO JUNE 30, 2007 ......................       3.95%          123%        $    80,326
JULY 1, 2005 TO JUNE 30, 2006 ......................       3.20%          128%        $    91,622
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............       0.67%           47%        $   144,860
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............       1.65%           72%        $   289,641
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............       2.94%          128%        $   577,522
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............       2.13%           76%        $   360,335

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ......................       3.59%          123%        $   340,682
JULY 1, 2005 TO JUNE 30, 2006 ......................       2.84%          128%        $   419,465
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............       0.44%           47%        $   556,121
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............       1.30%           72%        $   881,337
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............       2.38%          128%        $ 1,401,082
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............       1.99%           76%        $ 1,256,332

WISCONSIN TAX-FREE FUND
-------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO JUNE 30, 2007 ......................       3.99%           51%        $     3,730
JULY 1, 2005 TO JUNE 30, 2006 ......................       0.07%          111%        $     3,346
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............       2.60%           24%        $     2,583
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............       4.54%           17%        $     2,380
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ...........       3.28%           54%        $     2,704

INVESTOR CLASS
JULY 1, 2006 TO JUNE 30, 2007 ......................       4.77%           51%        $    68,745
JULY 1, 2005 TO JUNE 30, 2006 ......................       0.82%          111%        $    58,974
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............       3.26%           24%        $    53,648
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............       5.69%           17%        $    48,109
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............       5.45%           54%        $    67,494
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............       6.80%           95%        $    65,477

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   In 2005, the Fund changed its fiscal year-end from October 31 to June 30.

(5)   Commencement of operations.

(6)   Amount calculated is less than $0.005.

NOTES TO FINANCIAL STATEMENTS      WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at June 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each Fund is a diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At June 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                         Undistributed Net    Undistributed Net
Fund                                     Investment Income   Realized Gain/Loss   Paid-in Capital
-------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                   $  (1,458)         $     1,458         $         0
-------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                             (6,071)               6,749                (678)
-------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                 (18,428)           2,515,513          (2,497,085)
-------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND         (24,749)           2,238,996          (2,214,247)
-------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                         (1,794)               1,794                   0
-------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2007.

      At June 30, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                Expiration        Capital
Fund                                               Year      Loss Carryforwards
-------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                2008         $ 4,396,918
                                                   2010           2,807,759
-------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                     2008             146,332
                                                   2009           4,862,997
                                                   2010           1,445,980
                                                   2013           3,388,674
                                                   2015             464,118
-------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND             2008           2,909,524
                                                   2010          41,943,778
                                                   2011           2,733,995
                                                   2014          25,349,055
                                                   2015           2,105,019
-------------------------------------------------------------------------------

      The Fund(s) had deferred post-October losses occurring subsequent to June 30, 2007. For tax purposes, such losses were treated as having occurred on July 1, 2007. As of June 30, 2007, post-October losses were as follows:

                                                          Deferred Post-October
Fund                                                          Capital Loss
-------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                                      $   356,950
-------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                                       54,220
-------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND                                7,617
-------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                                              10,275

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2007, the following Funds held futures contracts:

                                                                                                Net Unrealized
                                                                                                 Appreciation
Fund                          Contracts        Type         Expiration Date   Notional Amount   (Depreciation)
---------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND     178 Long   US 10-Year Note    September 2007      $ 18,688,098       $ 127,058
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            120 Long    US 5-Year Note    September 2007        12,568,353         (78,978)
                               315 Long   US 10-Year Note    September 2007        33,030,063         266,421
---------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND         25 Long    US 2-Year Note    September 2007         5,079,735          14,796
                                30 Long   US 10-Year Note    September 2007         3,182,788         (11,694)
---------------------------------------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. As of June 30, 2007, the Funds held no open swap contracts.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                             Subadvisory
                                                     Advisory Fees                                           Fees (% of
                                 Average Daily       (% of Average                        Average Daily     Average Daily
Fund                              Net Assets       Daily Net Assets)     Subadviser        Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND    First $500 million         0.400         Wells Capital   First $100 million      0.200
                               Next $500 million         0.350           Management     Next $200 million      0.175
                                 Next $2 billion         0.300          Incorporated    Next $200 million      0.150
                                 Next $2 billion         0.275                          Over $500 million      0.100
                                 Over $5 billion         0.250
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND           First $500 million         0.400         Wells Capital   First $100 million      0.200
                               Next $500 million         0.350            Management    Next $200 million      0.175
                                 Next $2 billion         0.300          Incorporated    Next $200 million      0.150
                                 Next $2 billion         0.275                          Over $500 million      0.100
                                 Over $5 billion         0.250

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                             Subadvisory
                                                     Advisory Fees                                          Fees** (% of
                                 Average Daily       (% of Average                       Average Daily      Average Daily
Fund                              Net Assets       Daily Net Assets)     Subadviser       Net Assets         Net Assets)
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL          First $500 million         0.400         Wells Capital   First $100 million      0.150
BOND FUND                      Next $500 million         0.350           Management     Next $200 million      0.100
                                 Next $2 billion         0.300          Incorporated    Over $300 million      0.050
                                 Next $2 billion         0.275
                                 Over $5 billion         0.250
-------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM              First $500 million         0.400         Wells Capital   First $100 million      0.150
MUNICIPAL INCOME FUND          Next $500 million         0.350            Management    Next $200 million      0.100
                                 Next $2 billion         0.300          Incorporated    Over $300 million      0.050
                                 Next $2 billion         0.275
                                 Over $5 billion         0.250
-------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND       First $500 million         0.400         Wells Capital   First $100 million      0.200
                               Next $500 million         0.350            Management    Next $200 million      0.175
                                 Next $2 billion         0.300          Incorporated    Next $200 million      0.150
                                 Next $2 billion         0.275                          Over $500 million      0.100
                                 Over $5 billion         0.250
-------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                          Administration Fees
                                                        Average Daily       (% of Average
                                                         Net Assets        Daily Net Assets)
----------------------------------------------------------------------------------------------
FUND LEVEL                                             First $5 billion          0.05
                                                        Next $5 billion          0.04
                                                       Over $10 billion          0.03
----------------------------------------------------------------------------------------------
CLASS LEVEL (EXCEPT SHORT-TERM MUNICIPAL BOND FUND)
----------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, ADVISOR CLASS               All asset levels          0.28
----------------------------------------------------------------------------------------------
ADMINSTRATOR CLASS                                     All asset levels          0.10
----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                    All asset levels          0.08
----------------------------------------------------------------------------------------------
INVESTOR CLASS                                         All asset levels          0.45
----------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND CLASS LEVEL:
----------------------------------------------------------------------------------------------
CLASS C                                                All asset levels          0.23
----------------------------------------------------------------------------------------------
INVESTOR CLASS                                         All asset levels          0.40
----------------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL MUNICIPAL INCOME FUNDS                                            0.02
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the year ended June 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, ADMINISTRATOR CLASS,
  ADVISOR CLASS, INVESTOR CLASS                                       0.25
--------------------------------------------------------------------------------

      For the year ended June 30, 2007, shareholder servicing fees paid were as follows:

                                                                         Administrator   Advisor   Investor
Fund                                       Class A   Class B   Class C       Class        Class      Class
-------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                     N/A       N/A       N/A         N/A           N/A  $  458,100
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                       $330,382   $26,326    $5,190     $41,685           N/A     542,656
-------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                 N/A       N/A     8,775         N/A           N/A   1,610,448
-------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND         N/A       N/A       N/A         N/A       $29,604     943,780
-------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                        N/A       N/A     8,732         N/A           N/A     158,990
-------------------------------------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended June 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended June 30, 2007, were as follows:

                                                                  Net Operating Expense Ratios
                                                               ----------------------------------
                                                                         Administrator   Advisor   Institutional   Investor
Fund                                       Class A   Class B   Class C       Class        Class        Class        Class
----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                     N/A       N/A       N/A         N/A         N/A          N/A         0.75%
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                           0.85%     1.60%     1.60%       0.48%        N/A          N/A         0.80%
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                 N/A       N/A      1.55%        N/A         N/A          N/A         0.66%
----------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND         N/A       N/A       N/A         N/A        0.72%        0.37%        0.72%
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                        N/A       N/A      1.49%        N/A         N/A          N/A         0.75%
----------------------------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended June 30, 2007, were as follows:

Fund                                         Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                        $352,718,681     $139,353,315
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                424,774,377      392,484,126
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                     818,547,561      791,095,448
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND             571,903,457      670,643,449
--------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                             43,644,992       34,051,097
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended June 30, 2007, there were no borrowings by the Municipal Income Funds under the agreement.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended June 30, 2007, and June 30, 2006, was as follows:

                                                   Tax-Exempt   Ordinary     Long-Term     Dividends Paid
                                                     Income      Income     Capital Gain   on Redemptions       Total
Fund                                                  2007        2007          2007            2007             2007
---------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                        $ 6,714,560    $258,544   $     16,221       $   0        $    6,989,325
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                15,620,054           0        715,865           0            16,335,919
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                     23,925,335           0              0           0            23,925,335
---------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND             16,998,629           0              0           0            16,998,629
---------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                             2,398,754     120,298        192,738           0             2,711,790
---------------------------------------------------------------------------------------------------------------------------

                                                   Tax-Exempt   Ordinary     Long-Term     Dividends Paid
                                                     Income      Income     Capital Gain   on Redemptions        Total
Fund                                                  2006        2006          2006           2006               2006
---------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                        $ 2,878,010    $ 57,004   $     67,129       $ 222        $    3,002,365
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                15,736,738     171,713              0           0            15,908,451
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                     22,604,274           0              0           0            22,604,274
---------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND             19,857,492           0              0           0            19,857,492
---------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                             2,165,063       1,876        145,188           0             2,312,127
---------------------------------------------------------------------------------------------------------------------------

      As of June 30, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of loses on wash sales and cost basis adjustments related to premium amortization (only to funds that have elected not to amortize premium for tax purposes).

                                     Undistributed   Undistributed   Undistributed     Unrealized
                                      Tax-Exempt      Ordinary         Long-Term      Appreciation    Capital Loss
Fund                                     Income        Income            Gain        (Depreciation)   Carryforward*       Total
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND          $    53,224        $      0        $    0         $(2,878,332)    $  (356,950)    $ (3,182,058)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                     268,413               0             0           5,784,637      (7,204,677)      (1,151,627)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND          353,858               0             0          (4,549,590)    (10,362,321)     (14,558,053)
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL
  INCOME FUND                           144,794               0             0          (3,494,957)    (75,048,988)     (78,399,151)
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                  28,673          10,652             0             464,972         (10,275)         494,022
-----------------------------------------------------------------------------------------------------------------------------------

* This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of June 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

NOTES TO FINANCIAL STATEMENTS       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund (collectively, the "Funds"), five of the Funds constituting the Wells Fargo Funds Trust, as of June 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two year period then ended and the period from November 1, 2004 through June 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the years or period ended October 31, 2004 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial statements and financial highlights in their reports dated December 6, 2004.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of June 30, 2007, and the results of their operations, changes in their net assets, and their financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ KPMG LLP

Philadelphia, Pennsylvania
August 22, 2007

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

     A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

     For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                                 % Tax Exempt
                                                              Distributions Paid
                                                                   From Net
Fund                                                          Investment Income
--------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                                           100%
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                                  100
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                                       100
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND                               100
--------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                                              100
--------------------------------------------------------------------------------

     Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

                                                                    Long-Term
Fund                                                              Capital Gain
--------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                                          $  16,221
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                                   715,865
--------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                                               192,738
--------------------------------------------------------------------------------

     Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as short-term capital gain dividends for the year:

                                                                    Short-Term
Fund                                                               Capital Gain
--------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                                           $ 258,544
--------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                                                120,298

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------
                        Position held and        Principal occupations during
Name and Age            length of service**      past five years                      Other Directorships
------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 64      Trustee, since 1987      Retired. Prior thereto, the          None
                                                 Thomas Goho Chair of Finance
                                                 of Wake Forest University,
                                                 Calloway School of Business and
                                                 Accountancy, since January 2006,
                                                 and Associate Professor of
                                                 Finance from 1999 to 2005.
------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998      Chairman, CEO, and Co-               None
64                      (Chairman, since 2001)   Founder of Crystal Geyser
                                                 Water Company since 1997.
------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987      Retired. Prior thereto, President    None
73                                               of Richard M. Leach Associates
                                                 (a financial consulting firm).
------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006      Professor of Insurance and Risk      None
54                                               Management, Wharton School,
                                                 University of Pennsylvania.
                                                 Director of the Boettner Center
                                                 on Pensions and Retirement.
                                                 Research Associate and Board
                                                 Member, Penn Aging Research
                                                 Center. Research Associate,
                                                 National Bureau of Economic
                                                 Research.
------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996      Senior Counselor to the public       None
55                                               relations firm of Himle-Horner,
                                                 and Senior Fellow at the
                                                 Humphrey Institute,
                                                 Minneapolis, Minnesota (a
                                                 public policy organization).
------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996      Principal of the law firm of         None
67                                               Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------------
                        Position held and        Principal occupations during
Name and Age            length of service**      past five years                      Other Directorships
------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987      Private Investor/Real Estate         None
62                                               Developer.
------------------------------------------------------------------------------------------------------------

OTHER INFORMATION                   WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------
                        Position held and        Principal occupations during
Name and Age            length of service        past five years                      Other Directorships
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003    Executive Vice President of          None
48                                               Wells Fargo Bank, N.A. and
                                                 President of Wells Fargo Funds
                                                 Management, LLC. Senior Vice
                                                 President and Chief
                                                 Administrative Officer of Wells
                                                 Fargo Funds Management, LLC
                                                 from March 2001 to March
                                                 2003. Vice President of Wells
                                                 Fargo Bank, N.A. from
                                                 December 1997 to May 2000.
------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000    Vice President and Managing          None
47                                               Senior Counsel of Wells Fargo
                                                 Bank, N.A. since January 1996.
                                                 Senior Vice President and
                                                 Secretary of Wells Fargo Funds
                                                 Management, LLC since March
                                                 2001.
------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007    Vice President and Manager of        None
48                                               Fund Accounting, Reporting
                                                 and Tax for Wells Fargo Funds
                                                 Management, LLC since 2007.
                                                 From 2002 to 2004, Controller
                                                 for Sungard Transaction
                                                 Networks. Chief Operating
                                                 Officer for UMB Fund Services,
                                                 Inc. from 2004 to 2005.
                                                 Director of Fund Administration
                                                 and SEC Reporting for TIAA-
                                                 CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance        Chief Compliance Officer of          None
45                       Officer, since 2004     Wells Fargo Funds
                                                 Management, LLC since
                                                 2004. Chief Compliance
                                                 Officer for Wells Fargo
                                                 Funds Management, LLC from
                                                 1997 to 2002. In 2002, Ms.
                                                 Peters left Wells Fargo
                                                 Funds Management, LLC to
                                                 pursue personal goals.
------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of June 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                   OTHER INFORMATION
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:
INTERMEDIATE TAX-FREE FUND, MUNICIPAL BOND FUND, SHORT-TERM MUNICIPAL BOND FUND, ULTRA SHORT-TERM MUNICIPAL INCOME FUND AND WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and the amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance results of each Fund were better than, or not appreciably below, the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper.

OTHER INFORMATION                   WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      The Board noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board also considered and approved Funds Management's recommendation to increase the net operating expense ratio of the Municipal Bond Fund in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                   OTHER INFORMATION
--------------------------------------------------------------------------------

their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

OTHER INFORMATION                   WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG  --Association of Bay Area Governments
      ADR   --American Depositary Receipt
      AMBAC --American Municipal Bond Assurance Corporation
      AMT   --Alternative Minimum Tax
      ARM   --Adjustable Rate Mortgages
      BART  --Bay Area Rapid Transit
      CDA   --Community Development Authority
      CDO   --Collateralized Debt Obligation
      CDSC  --Contingent Deferred Sales Charge
      CGIC  --Capital Guaranty Insurance Company
      CGY   --Capital Guaranty Corporation
      COP   --Certificate of Participation
      CP    --Commercial Paper
      CTF   --Common Trust Fund
      DW&P  --Department of Water & Power
      DWR   --Department of Water Resources
      ECFA  --Educational & Cultural Facilities Authority
      EDFA  --Economic Development Finance Authority
      ETET  --Eagle Tax-Exempt Trust
      FFCB  --Federal Farm Credit Bank
      FGIC  --Financial Guaranty Insurance Corporation
      FHA   --Federal Housing Authority
      FHAG  --Federal Housing Agency
      FHLB  --Federal Home Loan Bank
      FHLMC --Federal Home Loan Mortgage Corporation
      FNMA  --Federal National Mortgage Association
      GDR   --Global Depositary Receipt
      GNMA  --Government National Mortgage Association
      GO    --General Obligation
      HCFR  --Healthcare Facilities Revenue
      HEFA  --Health & Educational Facilities Authority
      HEFAR --Higher Education Facilities Authority Revenue
      HFA   --Housing Finance Authority
      HFFA  --Health Facilities Financing Authority
      IDA   --Industrial Development Authority
      IDAG  --Industrial Development Agency
      IDR   --Industrial Development Revenue
      LIBOR --London Interbank Offered Rate
      LLC   --Limited Liability Corporation
      LOC   --Letter of Credit
      LP    --Limited Partnership
      MBIA  --Municipal Bond Insurance Association
      MFHR  --Multi-Family Housing Revenue
      MTN   --Medium Term Note
      MUD   --Municipal Utility District
      PCFA  --Pollution Control Finance Authority
      PCR   --Pollution Control Revenue
      PFA   --Public Finance Authority
      PFFA  --Public Facilities Financing Authority
      plc   --Public Limited Company
      PSFG  --Public School Fund Guaranty
      R&D   --Research & Development
      RDA   --Redevelopment Authority
      RDFA  --Redevelopment Finance Authority
      REITS --Real Estate Investment Trusts
      SFHR  --Single Family Housing Revenue
      SFMR  --Single Family Mortgage Revenue
      SLMA  --Student Loan Marketing Association
      TBA   --To Be Announced
      TRAN  --Tax Revenue Anticipation Notes
      USD   --Unified School District
      XLCA  --XL Capital Assurance

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

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

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

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(R) is available free upon request. To obtain literature, please write, e-mail, visit the Funds'Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                   1015951 08-07
                                                             AMIFNLD/AR106 06-07

ITEM 2. CODE OF ETHICS
=======================

As of the end of the period, June 30, 2007, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended June 30, 2006 and June 30, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     For the fiscal years ended June 30, 2006 and June 30, 2007, the Audit Fees were $ 1,910,150 and $ 1,838,000 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended June 30, 2006 and June 30, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended June 30, 2006 and June 30, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

     For the fiscal years ended June 30, 2006 and June 30, 2007, the Tax Fees were $ 106,400 and $110,800, respectively. The incurred Tax Fees are comprised of excise tax review services.

     For the fiscal years ended June 30, 2006 and June 30, 2007, the Tax Fees were $ 188,240 and $178,935 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended June 30, 2006 and June 30, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended June 30, 2006 and June 30, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

     For the fiscal years ended June 30, 2006 and June 30, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

     For the fiscal years ended June 30, 2006 and June 30, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $ 0 and $ 44,000, respectively. The non-audit fees for the year-ended June 30, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS
=================================

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
========================================================================

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
==========================================================================

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust

                                        By:     /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

Date: August 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

                                        By:     /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

Date: August 20, 2007

                                        By:     /s/ Stephen W. Leonhardt

                                                Stephen W. Leonhardt
                                                Treasurer

Date: August 20, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 20, 2007

/s/ Karla M. Rabusch
---------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION


I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 20, 2007

/s/ Stephen W. Leonhardt
-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

     Date: August 20, 2007

                                        By:     /s/ Karla M. Rabusch

                                        Karla M. Rabusch
                                        President
                                        Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

     Date: August 20, 2007

                                        By:     /s/ Stephen W. Leonhardt

                                                Stephen W. Leonhardt
                                                Treasurer
                                                Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.